                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    Pre-Effective Amendment No.                                              / /

    Post-Effective Amendment No.  41         (File No. 333-79311)            /X/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.            42         (File No. 811-07355)            /X/

                        (Check appropriate box or boxes)

                       RIVERSOURCE VARIABLE ACCOUNT 10
                  (previously IDS LIFE VARIABLE ACCOUNT 10)
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                      RiverSource Life Insurance Company
                    (previously IDS Life Insurance Company)
--------------------------------------------------------------------------------
                               (Name of Depositor)

            70100 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (612) 671-3678
--------------------------------------------------------------------------------

  Mary Ellyn Minenko, 50605 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check  appropriate box)

 / / immediately upon filing pursuant to paragraph (b) of Rule 485
 /X/ on Jan. 2, 2007 pursuant  to  paragraph  (b) of Rule 485
 / / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 / / as soon as practicable pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
 / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectus and Statement of Additional Information filed electronically herewith are not intended to supersede the prospectuses and Statement of Additional Information filed with Post-Effective Amendment No. 39 to Registration Statement No. 333-79311, filed on or about April 26, 2006.

PROSPECTUS

JAN. 2, 2007


RIVERSOURCE

RETIREMENT ADVISOR 4 ADVANTAGE(SM) VARIABLE ANNUITY

RETIREMENT ADVISOR 4 SELECT(SM) VARIABLE ANNUITY

RETIREMENT ADVISOR 4 ACCESS(SM) VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES


ISSUED BY: RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)


           70100 Ameriprise Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 862-7919
           ameriprise.com/variableannuities


           RIVERSOURCE LIFE VARIABLE ACCOUNT 10/RIVERSOURCE LIFE ACCOUNT MGA (PREVIOUSLY IDS LIFE VARIABLE ACCOUNT 10/IDS LIFE ACCOUNT MGA)


This prospectus contains information that you should know before investing in the RiverSource Retirement Advisor 4 Advantage Variable Annuity (RAVA 4 Advantage), the RiverSource Retirement Advisor 4 Select Variable Annuity (RAVA 4 Select), or the RiverSource Retirement Advisor 4 Access Variable Annuity (RAVA 4 Access). The information in this prospectus applies to all contracts unless stated otherwise.

Prospectuses are also available for:

o     AIM Variable Insurance Funds                                 o     Goldman Sachs Variable Insurance Trust (VIT)
o     AllianceBernstein Variable Products Series Fund, Inc.        o     Legg Mason Variable Portfolios I, Inc.
o     American Century Variable Portfolios, Inc                    o     MFS(R) Variable Insurance Trust(SM)
o     Columbia Funds Variable Insurance Trust                      o     Neuberger Berman Advisers Management Trust
o     Credit Suisse Trust                                          o     Oppenheimer Variable Account Funds - Service Shares
o     Dreyfus Variable Investment Fund                             o     PIMCO Variable Investment Trust (VIT)
o     Eaton Vance Variable Trust                                   o     RiverSource(SM) Variable Portfolio Funds
o     Evergreen Variable Annuity Trust                             o     The Universal Institutional Funds, Inc.
o     Fidelity(R) Variable Insurance Products - Service Class 2          Van Kampen Life Investment Trust
o     Franklin(R) Templeton(R) Variable Insurance                  o     Wanger Advisors Trust
      Products Trust (FTVIPT) - Class 2                            o     Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.

The contracts provide for purchase payment credits which we may reverse under certain circumstances. Expenses may be higher and surrender charges may be higher and longer for contracts with purchase payment credits than for contracts without such credits. The amount of the credit may be more than offset by additional charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).


Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your sales representative about the contract features, benefits, risks and fees, and whether the contract is appropriate for you, based upon your financial situation and objectives.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- PROSPECTUS  1

The contracts and/or certain optional benefits described in this prospectus may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contracts. Your actual contract and any riders or endorsements are the controlling documents.


RiverSource Life has not authorized any person to give any information or to make any representations regarding the contracts other than those contained in this prospectus or the fund prospectuses.

RiverSource Life and its affiliated insurance companies offer several different annuities which your sales representative may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to your annuity account values. The fees and charges you will pay when buying, owning and surrendering money from the contracts we describe in this prospectus may be more or less than the fees and charges of other variable annuities we and our affiliates issue. You should ask your sales representative about his or her ability to offer you other variable annuities we issue (which might have lower fees and charges than the contracts described in this prospectus).


TABLE OF CONTENTS

KEY TERMS ...............................................................    3
THE CONTRACT IN BRIEF ...................................................    5

EXPENSE SUMMARY .........................................................    8

CONDENSED FINANCIAL INFORMATION .........................................   15
FINANCIAL STATEMENTS ....................................................   15
THE VARIABLE ACCOUNT AND THE FUNDS ......................................   15
GUARANTEE PERIOD ACCOUNTS (GPAS) ........................................   18
THE FIXED ACCOUNT .......................................................   20
BUYING YOUR CONTRACT ....................................................   21
CHARGES .................................................................   24
VALUING YOUR INVESTMENT .................................................   31
MAKING THE MOST OF YOUR CONTRACT ........................................   33
SURRENDERS ..............................................................   42
TSA -- SPECIAL PROVISIONS ...............................................   43
CHANGING OWNERSHIP ......................................................   43
BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT .....................   44
OPTIONAL BENEFITS .......................................................   45
THE ANNUITY PAYOUT PERIOD ...............................................   62
TAXES ...................................................................   64

VOTING RIGHTS ...........................................................   66

SUBSTITUTION OF INVESTMENTS .............................................   67

ABOUT THE SERVICE PROVIDERS .............................................   67

ADDITIONAL INFORMATION ..................................................   69
APPENDIX A: THE FUNDS ...................................................   70
APPENDIX B: EXAMPLE -- MARKET VALUE ADJUSTMENT (MVA) ....................   80
APPENDIX C: EXAMPLE -- SURRENDER CHARGES ................................   82
APPENDIX D: EXAMPLE -- OPTIONAL DEATH BENEFITS ..........................   86
APPENDIX E: EXAMPLE -- OPTIONAL LIVING BENEFITS .........................   90
APPENDIX F: EXAMPLE -- RMD CALCULATION ..................................   93
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION ............   94

CORPORATE CONSOLIDATION


On Dec. 31, 2006, American Enterprise Life Insurance Company and American Partners Life Insurance Company merged into their parent company, IDS Life Insurance Company (IDS Life). At that time, IDS Life changed its name to RiverSource Life Insurance Company. This merger helped simplify the overall corporate structure because the three life insurance companies were consolidated into one. This consolidation and renaming does not have any adverse effect on the features or benefits of any contract.



2 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

KEY TERMS


These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BAND 3 ANNUITIES: RAVA 4 Advantage and RAVA 4 Select contracts that are available for:

o current or retired employees of Ameriprise Financial, Inc. or its subsidiaries and their spouses or domestic partners (employees),

o current or retired Ameriprise financial advisors and their spouses or domestic partners (advisors), or

o individuals investing an initial purchase payment of $1 million or more, with our approval (other individuals).

BENEFICIARY: The person you designate to receive benefits in case of your death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

ENHANCED EARNINGS DEATH BENEFIT (EEB) AND ENHANCED EARNINGS PLUS DEATH BENEFIT
(EEP): These are optional benefits you can add to your contract for an additional charge. Each is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. You can elect to purchase either the EEB or the EEP, subject to certain restrictions.

FIXED ACCOUNT: Our general account which includes the regular fixed account and the Special DCA fixed account. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. Unless an asset allocation program is in effect, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GUARANTEE PERIOD: The number of successive 12-month periods that a guaranteed interest rate is credited.

GUARANTEE PERIOD ACCOUNTS (GPAS): A nonunitized separate account to which you may allocate purchase payments and purchase payment credits or transfer contract value of at least $1,000. These accounts have guaranteed interest rates for guarantee periods we declare when you allocate purchase payments and purchase payment credits or transfer contract value to a GPA. These guaranteed rates and periods of time may vary by state. Unless an exception applies, transfers or surrenders from a GPA done more than 30 days before the end of the guarantee period will receive a Market Value Adjustment, which may result in a gain or loss of principal.

GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER (ACCUMULATION BENEFIT): This is an optional benefit that you can add to your contract for an additional charge. It is intended to provide you with a guaranteed contract value at the end of a specified waiting period regardless of the volatility inherent in the investments in the subaccounts. This rider requires participation in the Portfolio Navigator Asset Allocation Program. This rider is not available for RAVA 4 Access.

GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER (GWB FOR LIFE(SM)): This is an optional benefit you can add to your contract for an additional charge. It is intended to provide a guaranteed withdrawal up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin, until you have recovered at a minimum, all of your purchase payments plus any purchase payment credits. Under certain limited circumstances, you have the right to take a specified amount of partial withdrawals in each contract year until death. This rider requires participation in the Portfolio Navigator Asset Allocation Program. For purposes of this rider, the term "withdrawal" is equal to the term "surrender" in your contract and any other riders. This rider is not available for RAVA 4 Access.


MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is surrendered or transferred more than 30 days before the end of its guarantee period.



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- PROSPECTUS  3

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV) AND MAXIMUM FIVE-YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-YEAR MAV): These are optional benefits you can add to your contract for an additional charge. Each is intended to provide additional death benefit protection in the event of fluctuating fund values. You can elect to purchase either the MAV or the 5-Year MAV, subject to certain restrictions.

OWNER (YOU, YOUR): A natural person or persons who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits. If the contract has a nonnatural person as the owner, "you, your" means the annuitant.

PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM (PN PROGRAM): This is an asset allocation program in which you are required to participate if you select the optional Accumulation Benefit rider or the optional GWB for Life(SM) rider. If you do not select the Accumulation Benefit rider or the GWB for Life(SM) rider, you may elect to participate in the PN program at no additional charge.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on the surrender charge schedule you elect and/or total purchase payments. Purchase payment credits are not available under RAVA 4 Access contracts.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

o     Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

o     Roth IRAs under Section 408A of the Code

o     SIMPLE IRAs under Section 408(p) of the Code

o     Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the
      Code

o     Custodial and investment only plans under Section 401(a) of the Code

o     Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROPP): This is an optional benefit that you can add to your contract for an additional charge if you are age 76 or older at contract issue that is intended to provide additional death benefit protection in the event of fluctuating fund values. ROPP is included in the standard death benefit for contract owners age 75 and under on the contract effective date at no additional cost.

RIDER: You receive a rider to your contract when you purchase the EEB, EEP, MAV, 5-Year MAV, ROPP, Accumulation Benefit, and/or GWB for Life(SM). The rider adds the terms of the optional benefit to your contract.

RIDER EFFECTIVE DATE: The date you add a rider to your contract.


RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.


SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) FIXED ACCOUNT: An account to which you may allocate new purchase payments of at least $10,000. Amounts you allocate to this account earn interest at rates that we declare periodically and will transfer into your specified subaccount allocations in six monthly transfers.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) at our home office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our home office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.


4 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

THE CONTRACT IN BRIEF

This prospectus describes three contracts. Each contract has different expenses. RAVA 4 Access does not have surrender charges, but it has the highest mortality and expense risk fees of the three contracts. RAVA 4 Select has a three-year surrender charge schedule and has lower mortality and expense risk fees than RAVA 4 Access. RAVA 4 Advantage offers a choice of a seven-year or a ten-year surrender charge schedule, and has the lowest mortality and expense risk fees of the three contracts. Your sales representative can help you determine which contract is best suited to your needs based on factors such as your investment goals and how long you intend to keep your contract. The information in this prospectus applies to all contracts unless stated otherwise.

PURPOSE: The purpose of each contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, regular fixed account, subaccounts and/or Special DCA fixed account under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax).

It may not be advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another in a "tax-free" exchange under
Section 1035 of the Code. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a surrender charge when you exchange out of your old contract and a new surrender charge period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest.

TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (RMDs). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes - Qualified Annuities - Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the potential tax implications to you.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our home office within the time stated on the first page of your contract. You will receive a full refund of the contract value (reflecting any applicable MVA), less the amount of any purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.") We will not deduct any other charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Generally, you may allocate your purchase payments among any or all of:

o the subaccounts of the variable accounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 15)

o the GPAs which earn interest at rates declared when you make an allocation to that account. Some states restrict the amount you can allocate to these accounts. The required minimum investment in each GPA is $1,000. These accounts may not be available in all states. (p. 18)

o the regular fixed account, which earns interest at a rate that we adjust periodically. Purchase payment allocations to the regular fixed account may be subject to special restrictions. For RAVA 4 Access contracts, you cannot select the regular fixed account unless it is included in the PN program model portfolio (model portfolio) you selected. (p. 20)

o     the Special DCA fixed account, when available. (p. 20)

BUYING YOUR CONTRACT: There are many factors to consider carefully and fully before you buy a variable annuity and any optional benefit rider. Variable annuities--with or without optional benefit riders--are not right for everyone. MAKE SURE YOU HAVE ALL THE FACTS YOU NEED BEFORE YOU PURCHASE A VARIABLE ANNUITY OR CHOOSE AN OPTIONAL BENEFIT RIDER. When considering the purchase of a variable annuity and when choosing an optional benefit rider, you should always work with a sales representative you know and trust. Older persons who are considering buying a variable annuity may find it helpful to consult with or include a family member, friend or other trusted advisor in the decision making process before buying a contract.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- PROSPECTUS  5

After carefully reviewing this prospectus and any other disclosure materials you are provided, make sure you understand how the variable annuity and any optional benefit riders you choose work. Make sure that the annuity and any optional rider you are considering will meet both your current and anticipated future financial situation and needs. Some of the factors, among others, you may wish to consider before you buy a variable annuity or choose an optional benefit rider include:

o Your age: if you are an older person, you may not necessarily have a need for tax deferral, retirement income or a death benefit.

o How long you plan to keep your contract: variable annuities are not short-term liquid investments. RAVA 4 Advantage and RAVA 4 Select contracts have surrender charges. RAVA 4 Access contract does not have a surrender charge schedule, but it has a higher mortality and expense risk fees than RAVA 4 Advantage and RAVA 4 Select. All contracts offer an annuity payout plan called Annuity Payout Plan E, which imposes a surrender charge only if you elect to surrender remaining variable payouts available under Annuity Payout Plan E. (p. 25) Does the contract meet your current and anticipated future needs for liquidity?

o How and when you plan to take money from your annuity: under current tax law, surrenders, including withdrawals made under optional benefit riders, are taxed differently than annuity payments. In addition, certain surrenders may be subject to a federal income tax penalty.
      (p. 42)

o Your investment objectives, how much experience you have in managing investments and how much risk you are willing to accept.

o Short-term trading: if you plan to manage your investment in the contract by frequent or short-term trading, this contract is not suitable for you and you should not buy it. (p. 38)

o If you can afford the contract: are your annual income and assets adequate to buy the annuity and any optional benefit riders you may choose?

o The fees and expenses you will pay when buying, owning and surrendering the contract. (p. 7)

Your sales representative will help you complete and submit an application. We are required by law to obtain certain personal information from you which will be used by us to verify your identity. If you do not provide us the information, we may not be able to issue your contract. If we are unable to verify your identity, we reserve the right to reject your application or take such other steps as we deem reasonable. Applications are subject to acceptance at our home office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. (p. 22)

PURCHASE PAYMENTS:

MINIMUM ALLOWABLE PURCHASE PAYMENTS

If paying by installments under a scheduled payment plan:

      $23.08 biweekly, or

      $50 per month

                                                RAVA 4 ADVANTAGE   RAVA 4 SELECT   RAVA 4 ACCESS
If paying by any other method:
   initial payment for qualified annuities          $  1,000          $  2,000        $  2,000
   initial payment for nonqualified annuities          2,000            10,000          10,000
   for any additional payments                            50                50              50

MAXIMUM ALLOWABLE PURCHASE PAYMENTS (without home office approval) based on your age on the effective date of the contract:

                                                RAVA 4 ADVANTAGE    RAVA 4 SELECT    RAVA 4 ACCESS
For the first year:
   through age 85                                  $  999,999*       $  999,999*      $  999,999*
   for ages 86 to 90                                  100,000           100,000          100,000
For each subsequent year:
   through age 85                                     100,000           100,000          100,000
   for ages 86 to 90                                   50,000            50,000           50,000

*     RAVA 4 ADVANTAGE AND RAVA 4 SELECT BAND 3 ANNUITIES SOLD TO INDIVIDUALS
      OTHER THAN ADVISORS AND EMPLOYEES: Require a minimum $1,000,000 initial purchase payment and our approval. Contracts already approved may make payments in subsequent years up to $100,000 if your age on the effective date of the contract is age 85 or younger and $50,000 if your age on the effective date of the contract is age 86 to 90.

Purchase payment amounts and purchase payment timing may vary by state and may be limited under the terms of your contract.


6 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the subaccounts until annuity payouts begin, and once per contract year after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to an MVA, unless an exception applies. You may establish automated transfers among the accounts. You may not transfer existing amounts to the Special DCA fixed account. GPAs and regular fixed account transfers are subject to special restrictions. (p. 38)

SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 42)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 43)

BENEFITS IN CASE OF DEATH: If you die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value, except in the case of a purchase payment credit reversal. (p. 44)

OPTIONAL BENEFITS: These contracts offer optional features that are available for additional charges if you meet certain criteria. Optional benefits may require the use of a PN model portfolio which may limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of partial surrenders that can be taken under the optional benefit during a contract year. (p. 45)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the regular fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. 62)

TAXES: Generally, income earned on your contract value grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (p. 64)

LIMITATIONS ON USE OF CONTRACTS: If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values or to satisfy other statutory obligations. Under these circumstances we may refuse to implement requests for transfers, surrenders, or death benefits, until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- PROSPECTUS  7

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR SURRENDER THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE FOR RAVA 4 ADVANTAGE:
(Contingent deferred sales load as a percentage of purchase payment surrendered)

You select either a seven-year or ten-year surrender charge schedule at the time of application.*

                        SEVEN-YEAR SCHEDULE                                                  TEN-YEAR SCHEDULE*
  NUMBER OF COMPLETED                                                    NUMBER OF COMPLETED
YEARS FROM DATE OF EACH                   SURRENDER CHARGE             YEARS FROM DATE OF EACH                 SURRENDER CHARGE
   PURCHASE PAYMENT                          PERCENTAGE                   PURCHASE PAYMENT                        PERCENTAGE
           0                                     7%                               0                                    8%
           1                                     7                                1                                    8
           2                                     7                                2                                    8
           3                                     6                                3                                    7
           4                                     5                                4                                    7
           5                                     4                                5                                    6
           6                                     2                                6                                    5
           7+                                    0                                7                                    4
                                                                                  8                                    3
                                                                                  9                                    2
                                                                                 10+                                   0


*     In Alaska, Arizona, Connecticut, Georgia, Hawaii, Illinois, Iowa,
      Minnesota, Mississippi, Montana, North Carolina, Oregon, Utah and
      Washington, the ten-year surrender charge schedule is 8% for years 0-2, 7% for year 3 and declining by 1% each year thereafter until it is 0% for years 10+. For contracts issued in Alabama and Massachusetts, surrender charges are waived after the tenth contract anniversary.
      Surrender charges may vary by state based on your age at contract issue.



SURRENDER CHARGE FOR RAVA 4 SELECT (EXCEPT TEXAS):
(Contingent deferred sales load as a percentage of purchase payment surrendered)

                                YEARS FROM                              SURRENDER CHARGE
                               CONTRACT DATE                               PERCENTAGE
                                     1                                         7%
                                     2                                         7
                                     3                                         7
                                Thereafter                                     0

SURRENDER CHARGE FOR RAVA 4 SELECT IN TEXAS:

(Contingent deferred sales load as a percentage of purchase payment surrendered)

                            NUMBER OF COMPLETED
                          YEARS FROM DATE OF EACH                       SURRENDER CHARGE
                             PURCHASE PAYMENT                              PERCENTAGE
                                     0                                         8%
                                     1                                         7
                                     2                                         6
                                     Thereafter                                0

There are no surrender charges after the third contract anniversary.



8 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

SURRENDER CHARGE FOR RAVA 4 ACCESS:                                                                                   0%


SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED
PERIOD: Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")


THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE

                                                                                           Maximum: $50*        Current: $30

(We will waive this $30 charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

* In certain states and for certain contracts we have waived our right to increase the contract administrative charge.

OPTIONAL RIDER FEES

OPTIONAL DEATH BENEFITS
(As a percentage of contract value charged annually at the contract anniversary. The fee applies only if you elect the optional rider.)

ROPP RIDER FEE                                                                             Maximum: 0.30%       Current: 0.20%
MAV RIDER FEE                                                                              Maximum: 0.35%       Current: 0.25%
5-YEAR MAV RIDER FEE                                                                       Maximum: 0.20%       Current: 0.10%
EEB RIDER FEE                                                                              Maximum: 0.40%       Current: 0.30%
EEP RIDER FEE                                                                              Maximum: 0.50%       Current: 0.40%
OPTIONAL LIVING BENEFITS
ACCUMULATION BENEFIT RIDER FEE                                                             Maximum: 2.50%       Current: 0.60%

(Charged annually as a percentage of contract value or the minimum contract accumulation value, whichever is greater. The fee applies only if you elect the optional rider.)

GWB FOR LIFE(SM) RIDER FEE                                                                 Maximum: 1.50%       Current: 0.65%

(Charged annually at the contract anniversary as a percentage of contract value or the total Remaining Benefit Amount, whichever is greater. The fee applies only if you elect the optional rider.)


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- PROSPECTUS  9

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS FOR THE LAST FISCAL YEAR. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(a) (Including management fee, distribution and/or service (12b-1) fees and other expenses)

                                                                                              MINIMUM               MAXIMUM
Total expenses before fee waivers and/or expense reimbursements                                 0.53%                5.85%

(a)   Each fund deducts management fees and other expenses from fund assets.
      Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See
      "The Variable Accounts and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA 4 ADVANTAGE, RAVA 4 SELECT AND RAVA 4 ACCESS
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                                    GROSS TOTAL
                                                                                    MANAGEMENT   12b-1     OTHER      ANNUAL
                                                                                       FEES       FEES    EXPENSES   EXPENSES
AIM V.I. Capital Appreciation Fund, Series II Shares                                   0.61%      0.25%     0.29%      1.15%(1),(2)
AIM V.I. Capital Development Fund, Series II Shares                                    0.75       0.25      0.34       1.34(1),(3)
AIM V.I. Financial Services Fund, Series II Shares                                     0.75       0.25      0.37       1.37(1)
AIM V.I. Global Health Care Fund, Series II Shares                                     0.75       0.25      0.33       1.33(1),(3)
AIM V.I. International Growth Fund, Series II Shares                                   0.73       0.25      0.38       1.36(1)
AllianceBernstein VPS Global Technology Portfolio (Class B)                            0.75       0.25      0.17       1.17(4)
AllianceBernstein VPS Growth and Income Portfolio (Class B)                            0.55       0.25      0.05       0.85(4)
AllianceBernstein VPS International Value Portfolio (Class B)                          0.75       0.25      0.12       1.12(4)
AllianceBernstein VPS Large Cap Growth Portfolio (Class B)                             0.75       0.25      0.06       1.06(4)
American Century VP Mid Cap Value, Class II                                            0.90       0.25      0.02       1.17(4)
American Century VP Ultra(R), Class II                                                 0.90       0.25      0.01       1.16(4)
American Century VP Value, Class II                                                    0.83       0.25        --       1.08(4)
Columbia High Yield Fund, Variable Series, Class B                                     0.55       0.25      0.37       1.17(5)
Columbia Marsico Growth Fund, Variable Series                                          0.74       0.25      0.34       1.33(6)
Columbia Marsico International Opportunities Fund, Variable Series                     0.80       0.25      0.43       1.48(4)
Credit Suisse Trust - Commodity Return Strategy Portfolio                              0.50       0.25      0.55       1.30(7)
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares        0.75       0.25      0.34       1.34(4)
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares         1.00       0.25      0.20       1.45(8)
Eaton Vance VT Floating-Rate Income Fund                                               0.58         --      0.69       1.27(4)
Evergreen VA Fundamental Large Cap Fund - Class 2                                      0.58       0.25      0.18       1.01(9)
Evergreen VA International Equity Fund - Class 2                                       0.41       0.25      0.30       0.96(9)
Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                0.57       0.25      0.09       0.91(10)
Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                      0.57       0.25      0.12       0.94(10)
Fidelity(R) VIP Overseas Portfolio Service Class 2                                     0.72       0.25      0.17       1.14(10)
FTVIPT Franklin Real Estate Fund - Class 2                                             0.47       0.25      0.02       0.74(11),(12)
FTVIPT Franklin Small Cap Value Securities Fund - Class 2                              0.52       0.25      0.17       0.94(12),(13)
FTVIPT Mutual Shares Securities Fund - Class 2                                         0.60       0.25      0.18       1.03(12)
Goldman Sachs VIT Structured U.S. Equity Fund                                          0.65         --      0.09       0.74(14)
Legg Mason Partners Variable Small Cap Growth Portfolio, Class II                      0.75       0.25      0.37       1.37(4)
MFS(R) Investors Growth Stock Series - Service Class                                   0.75       0.25      0.15       1.15(15),(16)



10 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA 4 ADVANTAGE, RAVA 4 SELECT AND RAVA 4 ACCESS (CONTINUED)
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                            GROSS TOTAL
                                                                             MANAGEMENT  12b-1    OTHER       ANNUAL
                                                                                FEES      FEES   EXPENSES    EXPENSES
MFS(R) Total Return Series - Service Class                                      0.75%     0.25%    0.09%     1.09%(15),(16)
MFS(R) Utilities Series - Service Class                                         0.75      0.25     0.15      1.15(15),(16)
Neuberger Berman Advisers Management Trust International Portfolio
  (Class S)                                                                     1.15      0.25     4.45      5.85(17),(18)
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio
  (Class S)                                                                     0.85      0.25     0.14      1.24(17),(19)
Oppenheimer Global Securities Fund/VA, Service Shares                           0.63      0.25     0.04      0.92(20)
Oppenheimer Main Street Small Cap Fund/VA, Service Shares                       0.74      0.25     0.05      1.04(20)
Oppenheimer Strategic Bond Fund/VA, Service Shares                              0.69      0.25     0.02      0.96(20)
Oppenheimer Value Fund/VA, Service Shares                                       0.75      0.25     1.03      2.03(20)
PIMCO VIT All Asset Portfolio, Advisor Share Class                              0.20      0.25     0.88      1.33(21)
RiverSource(SM) Variable Portfolio - Balanced Fund                              0.47      0.13     0.15      0.75(22),(23),(24)
RiverSource(SM) Variable Portfolio - Cash Management Fund                       0.33      0.13     0.16      0.62(22),(23)
RiverSource(SM) Variable Portfolio - Core Bond Fund                             0.48      0.13     0.31      0.92(22),(23),(25)
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                      0.47      0.13     0.17      0.77(22),(23)
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund             0.67      0.13     0.16      0.96(22),(23),(24)
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                      1.09      0.13     0.31      1.53(22),(23),(24)
RiverSource(SM) Variable Portfolio - Fundamental Value Fund                     0.73      0.13     0.29      1.15(22),(23),(25)
RiverSource(SM) Variable Portfolio - Global Bond Fund                           0.70      0.13     0.20      1.03(22),(23)
RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities
  Fund                                                                          0.44      0.13     0.20      0.77(22),(23),(25)
RiverSource(SM) Variable Portfolio - Growth Fund                                0.62      0.13     0.17      0.92(22),(23),(24)
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                       0.59      0.13     0.17      0.89(22),(23)
RiverSource(SM) Variable Portfolio - Income Opportunities Fund                  0.61      0.13     0.23      0.97(22),(23),(25)
RiverSource(SM) Variable Portfolio - International Opportunity Fund             0.79      0.13     0.20      1.12(22),(23),(24)
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                      0.55      0.13     0.14      0.82(22),(23),(24)
RiverSource(SM) Variable Portfolio - Large Cap Value Fund                       0.56      0.13     0.53      1.22(22),(23),(24),(25)
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                        0.66      0.13     0.15      0.94(22),(23),(24),(25)
RiverSource(SM) Variable Portfolio - Mid Cap Value Fund                         0.73      0.13     0.59      1.45(22),(23),(24),(25)
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                         0.22      0.13     0.18      0.53(22),(23),(25)
RiverSource(SM) Variable Portfolio - Select Value Fund                          0.71      0.13     0.37      1.21(22),(23),(24),(25)
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund        0.48      0.13     0.18      0.79(22),(23)
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                   0.74      0.13     0.22      1.09(22),(23),(24)
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                       0.96      0.13     0.20      1.29(22),(23),(24),(25)
Van Kampen Life Investment Trust Comstock Portfolio, Class II Shares            0.56      0.25     0.03      0.84(4)
Van Kampen UIF Global Real Estate Portfolio, Class II Shares                    0.85      0.35     0.62      1.82(26)
Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares                        0.75      0.35     0.34      1.44(26)
Wanger International Small Cap                                                  0.95       --      0.18      1.13(4)
Wanger U.S. Smaller Companies                                                   0.90       --      0.05      0.95(4)
Wells Fargo Advantage VT Opportunity Fund                                       0.72      0.25     0.21      1.18(27)
Wells Fargo Advantage VT Small Cap Growth Fund                                  0.75      0.25     0.24      1.24(27)

(1) Figures shown in the table are for the year ended Dec. 31, 2005 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses Series II shares to the extent necessary to limit total annual expenses of Series II shares to 1.45% of average daily nets assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees;
      and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2007.



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- PROSPECTUS  11


(2) As a result of a reorganization of another Fund into the Fund, which will occur on or about May 1, 2006 for AIM V.I. Capital Appreciation
      Fund, Series II Shares, the "Gross total annual expenses" have been restated to reflect such reorganization.

(3) Effective Jan. 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees.

(4) Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2005.

(5) On April 28, 2006, Columbia High Yield Fund, Variable Series, Class B merged into Nations High Yield Bond Portfolio. On May 1, 2006, Nations
      High Yield Bond Portfolio, changed its name to Columbia High Yield Fund,
      Variable Series, Class B. The Fund's advisor has contractually agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.60% through April 30, 2007. In addition, the Fund's distributor has contractually agreed to waive 0.19% of the 12b-1 fees through April 30, 2007. If these waivers were reflected in the table, total annual fund operating expenses would be 0.66%.

(6) The Fund's Distributor has voluntarily agreed to waive 0.25% of its 12b-1 fees.

(7) Fee waivers and/or expense reimbursement may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or expense reimbursements may be discontinued at any time. After fee waivers and expense reimbursements net expenses would be 0.95% for Credit Suisse Trust - Commodity Return Strategy Portfolio.

(8) The Dreyfus Corporation has agreed, until Dec. 31, 2006, to waive receipt of its fees and/or assume the expenses of the portfolio so that the net expenses do not exceed 1.40% for Dreyfus Variable Investment
      Fund International Value Portfolio, Service Shares (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses and commitment fees on borrowings).

(9) The "Gross total annual expenses" exclude expense reductions and fee waivers. These fees have been restated to reflect current fees.

(10) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. These offsets may be discontinued at any time. Including these reductions, the total class operating expenses would have been 0.89% for Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2, 0.89% for
      Fidelity(R) VIP Mid Cap Portfolio Service Class 2 and 1.07% for
      Fidelity(R) VIP Overseas Portfolio Service Class 2. These offsets may be discontinued at any time.

(11) The Fund's administration fee is paid indirectly through the management fee.

(12) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

(13) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market
      Fund. This reduction is required by the Fund's Board of Trustees and an exemptive order of the Securities and Exchange Commission. The management fee reduction and net expense was (0.05%) and 0.89%, respectively for FTVIPT Franklin Small Cap Value Securities Fund - Class
      2.

(14) The Fund's annual operating expenses are based on actual expenses for the fiscal year ended Dec. 31, 2005. "Other expenses" include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Fund plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to limit "Other expenses" (excluding management fees, transfer agent fees and expenses, taxes, interest, brokerage, litigation and indemnification costs, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis, 0.16% of the Fund's average daily net assets for Goldman Sachs VIT Structured U.S.
      Equity Fund. The Investment Adviser may cease or modify the expense limitations at its discretion at anytime. If this occurs, other expenses and total annual operating expenses may increase without shareholder approval.

(15) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (these fees are referred to as distribution fees).

(16) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent, and may have entered into brokerage arrangements, that reduced or recaptured series' expenses. Any such expense reductions are not reflected in the table.
      Had these fee reductions been taken into account, "Gross total annual expenses" would be lower.

(17)  Neuberger Berman Management Inc. ("NBMI") has undertaken through Dec.
      31, 2009, to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 2.00% of the average daily net asset value of the International Portfolio and 1.17% of the average daily net asset value of the Socially Responsive Portfolio. The expense limitation arrangements for the Portfolio is contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its limitation described above.

(18) Class S shares of the International Portfolio have a redemption fee of 1.00% for exchanges or redemptions on shares held less than 60 days. The redemption fee is paid to the Portfolio.

(19) Class S shares of the Socially Responsive Portfolio had not commenced operations as of Dec. 31, 2005; the expense figures for this Portfolio are estimated based on an asset size of approximately $95 million.

(20) Expenses may vary in future years. "Other expenses" in the table include transfer agent fees, custodial fees, and accounting and legal expenses the Fund pays. The Fund's transfer agent has voluntarily agreed to limit transfer and shareholder servicing fees to 0.35% per fiscal year. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2005, the transfer agent fees did not exceed the expense limitation described above.

(21)  "Other expense" also includes Underlying Fund expenses. Underlying Fund
      Expenses for the Portfolio are estimated based upon an allocation of the Portfolio's assets among the Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying
      Funds. Underlying Fund expenses will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Portfolio's assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for the most recent fiscal year, please see "Fund of Funds Fees - Annual Underlying Fund
      Expenses" in the Portfolio's prospectus. PIMCO has contractually agreed, for the Portfolio's current fiscal year (12/31), to reduce its Advisory
      Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.60% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(22) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2006, adjusted to reflect current fees.

(23)  The Fund has adopted a plan under Rule 12b-1 of the Investment Company
      Act of 1940. The Fund pays RiverSource Distributors, Inc. an annual fee of up to 0.125% of average daily net assets as payment for distributing its shares and providing shareholder services. Because this fee is paid out of the Fund's assets on an on-going basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

(24) Management fees include the impact of a performance incentive adjustment that decreased the management fee by 0.04% for RiverSource(SM) Variable
      Portfolio - Balanced Fund, 0.02% for RiverSource(SM) Variable Portfolio
      - Large Cap Equity Fund, 0.04% for RiverSource(SM) Variable Portfolio -
      Large Cap Value Fund, 0.04% for RiverSource(SM) Variable Portfolio - Mid
      Cap Growth Fund, 0.07% for RiverSource(SM) Variable Portfolio - Select
      Value Fund, 0.05% for RiverSource(SM) Variable Portfolio - Small Cap
      Advantage Fund and 0.02% for RiverSource(SM) Variable Portfolio - Small
      Cap Value Fund. Includes the impact of a performance incentive adjustment that increased the management fee by 0.09% for RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund,
      0.004% for RiverSource(SM) Variable Portfolio - Emerging Markets Fund,
      0.02% for RiverSource(SM) Variable Portfolio - Growth Fund, 0.04% for
      RiverSource(SM) Variable Portfolio - International Opportunity Fund and
      0.03% for RiverSource(SM) Variable Portfolio - Mid Cap Value Fund.



12  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
ANNUITY - PROSPECTUS


(25) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and expenses until Dec. 31, 2006, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed: 0.83% for RiverSource(SM) Variable Portfolio - Core
      Bond Fund, 1.07% for RiverSource(SM) Variable Portfolio - Fundamental
      Value Fund, 0.72% for RiverSource(SM) Variable Portfolio - Global
      Inflation Protected Securities Fund, 0.99% for RiverSource(SM) Variable
      Portfolio - Income Opportunities Fund, 1.05% for RiverSource(SM)
      Variable Portfolio - Large Cap Value Fund, 1.00% for RiverSource(SM)
      Variable Portfolio - Mid Cap Growth Fund, 1.08% for RiverSource(SM)
      Variable Portfolio - Mid Cap Value Fund, 0.495% for RiverSource(SM)
      Variable Portfolio - S&P 500 Index Fund, 1.15% for RiverSource(SM)
      Variable Portfolio - Select Value Fund and 1.21% for RiverSource(SM)
      Variable Portfolio - Small Cap Value Fund.

(26) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion of or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expense such as foreign country tax expense and interest expense on borrowing, do not exceed 1.35%. The adviser may terminate these voluntary waivers at any time at its sole discretion. Additionally, the distributor has agreed to voluntarily waive a portion of the 12b-1 fee for Class II shares. The distributor may terminate these voluntary waivers at any time at its sole discretion. After these fee waivers/reimbursements, net expenses would have been 1.40% for Van Kampen UIF Global Real Estate Portfolio
      Class II Shares and 1.15% for Van Kampen UIF Mid Cap Growth Portfolio
      Class II Shares. In addition, Van Kampen UIF Global Real Estate
      Portfolio Class II Shares was not operational in 2005. Figures in the table are based on estimates assuming the average daily net assets of the Portfolio were not more than $75,000,000.

(27) The Funds' investment adviser has implemented a break point schedule for the Funds' management fees. The management fees charged to the Funds will decline as a Fund's assets grow and will continue to be based on a percentage of the Fund's average daily net assets. Other expenses may include expenses payable to affiliates of Wells Fargo & Company. Other expenses for Wells Fargo Advantage VT Opportunity Fund are based on estimates for the current fiscal year. The adviser has committed through April 30, 2007 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio. After fee waivers and expense reimbursements net expenses would be 1.07% for Wells
      Fargo Advantage VT Opportunity Fund and 1.20% for Wells Fargo Advantage
      VT Small Cap Growth Fund. Please refer to the Fund's prospectus for additional details.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES(1), VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds for the last fiscal year. They assume that you select the optional MAV, EEP and Accumulation Benefit(2), if available. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                             IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                    IF YOU SURRENDER YOUR CONTRACT         OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                               AT THE END OF THE APPLICABLE TIME PERIOD:   AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                           1 YEAR     3 YEARS    5 YEARS   10 YEARS    1 YEAR     3 YEARS    5 YEARS   10 YEARS
RAVA 4 ADVANTAGE
With a ten-year surrender charge schedule(3)  $1,843.14  $3,762.53  $5,379.08  $8,418.20  $1,043.14  $2,962.53  $4,679.08  $8,218.20
RAVA 4 ADVANTAGE
With a seven-year surrender charge schedule    1,743.14   3,662.53   5,179.08   8,218.20   1,043.14   2,962.53   4,679.08   8,218.20
RAVA 4 SELECT                                  1,770.41   3,731.53   4,775.31   8,335.45   1,070.41   3,031.53   4,775.31   8,335.45
RAVA 4 SELECT - TEXAS                          1,870.41   3,631.53   4,775.31   8,335.45   1,070.41   3,031.53   4,775.31   8,335.45
RAVA 4 ACCESS                                    829.53   2,407.49   3,883.17   7,167.32     829.53   2,407.49   3,883.17   7,167.32

                                                                                             IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                    IF YOU SURRENDER YOUR CONTRACT         OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                               AT THE END OF THE APPLICABLE TIME PERIOD:   AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY                              1 YEAR     3 YEARS    5 YEARS   10 YEARS    1 YEAR     3 YEARS    5 YEARS   10 YEARS
RAVA 4 ADVANTAGE
With a ten-year surrender charge schedule(3)  $1,822.64  $3,710.38  $5,305.95  $8,327.67  $1,022.64  $2,910.38  $4,605.95  $8,127.67
RAVA 4 ADVANTAGE
With a seven-year surrender charge schedule    1,722.64   3,610.38   5,105.95   8,127.67   1,022.64   2,910.38   4,605.95   8,127.67
RAVA 4 SELECT                                  1,749.91   3,679.69   4,703.07   8,247.63   1,049.91   2,979.69   4,703.07   8,247.63
RAVA 4 SELECT - TEXAS                          1,849.91   3,579.69   4,703.07   8,247.63   1,049.91   2,979.69   4,703.07   8,247.63
RAVA 4 ACCESS                                    809.03   2,352.86   3,802.75   7,053.13     809.03   2,352.86   3,802.75   7,053.13



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- PROSPECTUS  13

MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds for the last fiscal year. They assume that you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                             IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                    IF YOU SURRENDER YOUR CONTRACT          OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                               AT THE END OF THE APPLICABLE TIME PERIOD:   AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                           1 YEAR     3 YEARS    5 YEARS   10 YEARS    1 YEAR     3 YEARS    5 YEARS   10 YEARS
RAVA 4 ADVANTAGE
With a ten-year surrender charge schedule(3)  $  964.72  $1,310.91  $1,580.70  $2,119.27  $  164.72  $  510.91  $  880.70  $1,919.27
RAVA 4 ADVANTAGE
With a seven-year surrender charge schedule      864.72   1,210.91   1,380.70   1,919.27     164.72     510.91     880.70   1,919.27
RAVA 4 SELECT                                    891.98   1,293.87   1,020.90   2,209.01     191.98     593.87   1,020.90   2,209.01
RAVA 4 SELECT - TEXAS                            991.98   1,193.87   1,020.90   2,209.01     191.98     593.87   1,020.90   2,209.01
RAVA 4 ACCESS                                    207.36     640.45   1,099.27   2,369.08     207.36     640.45   1,099.27   2,369.08


                                                                                             IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                    IF YOU SURRENDER YOUR CONTRACT          OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                               AT THE END OF THE APPLICABLE TIME PERIOD:   AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY                              1 YEAR     3 YEARS    5 YEARS   10 YEARS    1 YEAR     3 YEARS    5 YEARS   10 YEARS
RAVA 4 ADVANTAGE
With a ten-year surrender charge schedule(3)  $  944.22  $1,248.23  $1,474.26  $1,896.40  $  144.22  $  448.23  $  774.26  $1,696.40
RAVA 4 ADVANTAGE
With a seven-year surrender charge schedule      844.22   1,148.23   1,274.26   1,696.40     144.22     448.23     774.26   1,696.40
RAVA 4 SELECT                                    871.48   1,231.53     915.63   1,991.87     171.48     531.53     915.63   1,991.87
RAVA 4 SELECT - TEXAS                            971.48   1,131.53     915.63   1,991.87     171.48     531.53     915.63   1,991.87
RAVA 4 ACCESS                                    186.86     578.31     994.66   2,155.12     186.86     578.31     994.66   2,155.12

(1) In these examples, the contract administrative charge is approximated as a .027% charge for RAVA 4 Advantage, a .043% charge for RAVA 4 Select, a
      .043% for RAVA 4 Select - Texas, and .043% for RAVA 4 Access. These percentages were determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.

(2) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.

(3)   In Alaska, Arizona, Connecticut, Georgia, Hawaii, Illinois, Iowa,
      Minnesota, Mississippi, Montana, North Carolina, Oregon, Utah and
      Washington, your expenses would be slightly lower due to the modified ten-year surrender charge schedule.



14 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

CONDENSED FINANCIAL INFORMATION


We have not provided condensed financial information for subaccounts because they are new and did not exist as of Dec. 31, 2005.


FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts with history in the SAI. The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statement date.

THE VARIABLE ACCOUNT AND THE FUNDS


THE VARIABLE ACCOUNT: The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.


The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: The contracts currently offer subaccounts investing in shares of the funds. For a list of underlying funds with a summary of investment objectives and policies, investment advisers and subadvisers, please see Appendix A.

o INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

o PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM: Each underlying fund generally is available (unless we exclude it) to be a component fund of the model portfolios of the PN program (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program"). Under the PN program, contract values are rebalanced on a quarterly basis and model portfolios are periodically updated. This quarterly rebalancing and periodic updating of the model portfolios can cause a component fund to incur transactional expenses to raise cash for money flowing out of the fund or to buy securities with money flowing into the fund. Moreover, a large outflow of money from a fund may increase the expenses attributable to the assets remaining in the fund. These expenses can adversely affect the performance of the relevant fund. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position could detract from the achievement of the fund's investment objective in a period of rising market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. Even if you do not participate in the PN program, a fund in which your subaccount invests may be impacted if it is a component fund of one or more model portfolios.

o FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- PROSPECTUS  15

o ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

o     REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF
      INTEREST: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and upon any substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to, fund performance, fund expenses, classes of fund shares available, size of the fund, and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds, and portfolio concentration and sector weightings. We also consider the levels and types of revenue a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to, compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.


      We and/or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue. The amount of this revenue is most often based on a percentage of average daily net assets invested in the fund. For example, the revenue we receive from affiliates of funds other than the RiverSource Variable Portfolio Funds (unaffiliated funds) currently ranges up to 0.55% of the average daily net assets invested in the fund through this contract and other contracts we or our affiliates issue. In some cases, this revenue may be based, in part, on sales one of our affiliates makes of other securities including, but not limited to, publicly-traded retail mutual funds and/or the average daily net assets resulting from these sales. We or our affiliates may also receive revenue which is not based on a percentage of average daily net assets.


      The amount of this revenue varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Portfolio Funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Portfolio Funds. These revenue payments may also influence recommendations your sales representative makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

      The revenue we receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

      Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid to us and/or our affiliates in 2005.


16 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

o WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive this revenue for various purposes including, but not limited to:

      o Compensating, training and educating sales representatives who sell the contracts.

      o Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.

      o Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and sales representatives.

      o Providing sub-transfer agency and shareholder servicing to contract owners.

      o Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

      o Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

      o Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the National Association of Securities Dealers, Inc. (NASD).

      o Subaccounting, transaction processing, recordkeeping and administration.

o SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

      o Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

      o Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

o SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

      o Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

      o Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- PROSPECTUS  17

GUARANTEE PERIOD ACCOUNTS (GPAS)

The GPAs may not be available for contracts in some states. GPAs are not available if the GWB for Life(SM), Accumulation Benefit, or PN program is selected.

Currently, unless the PN program is in effect, you may allocate purchase payments and purchase payment credits to one or more of the GPAs with guarantee periods declared by us. These periods of time may vary by state. The required minimum investment in each GPA is $1,000. (Exception: if a model portfolio includes one or more GPAs, the required minimum does not apply.) These accounts are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the guarantee period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA. The GPA interests under the contracts are registered with the SEC. The SEC staff reviews the disclosures in this prospectus on the GPA interests.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion (future rates).


We will determine future rates based on various factors including, but not limited to, the interest rate environment, returns earned on investments in the nonunitized separate account we have established for the GPAs, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition and RiverSource Life's revenues and other expenses. Interest rates offered may vary by state, but will not be lower than state law allows. WE CANNOT PREDICT NOR CAN WE GUARANTEE WHAT FUTURE RATES WILL BE.


We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Minnesota Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable guarantee periods. These instruments include, but are not necessarily limited to, the following:

o Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

o Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch -- or are rated in the two highest grades by the National Association of Insurance Commissioners;


o Debt instruments that are unrated, but which are deemed by RiverSource Life to have an investment quality within the four highest grades;


o Other debt instruments which are unrated or rated below investment grade, limited to 15% of assets at the time of purchase; and

o Real estate mortgages, limited to 30% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Minnesota and other state insurance laws.


18 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

MARKET VALUE ADJUSTMENT (MVA)

We will not apply an MVA to contract value you transfer or surrender out of the GPAs within 30 days before the end of the guarantee period. During this 30 day window you may choose to start a new guarantee period of the same length, transfer the contract value to a GPA of another length, transfer the contract value to any of the subaccounts or the regular fixed account, or surrender the contract value (subject to applicable surrender provisions). If we do not receive any instructions at the end of your guarantee period, our current practice is to automatically transfer the contract value to the one year GPA. Any new GPA, whether it is one you choose or an automatic transfer to a one year GPA, will be subject to an MVA as described below.

We guarantee the contract value allocated to the GPAs, including interest credited, if you do not make any transfers or surrenders from the GPAs prior to 30 days before the end of the guarantee period (30-day rule). At all other times, and unless one of the exceptions to the 30-day rule described below applies, we will apply an MVA if you surrender or transfer contract value from a GPA including withdrawals under the GWB for Life(SM) rider, or you elect an annuity payout plan while you have contract value invested in a GPA. We will refer to these transactions as "early surrenders." The application of an MVA may result in either a gain or loss of principal.

The 30-day rule does not apply and no MVA will apply to:

o amounts surrendered under contract provisions that waive surrender charges for Hospital or Nursing Home Confinement and Terminal Illness Disability Diagnosis;

o amounts surrendered from the GPA within 30 days prior to the end of the Guarantee Period;

o automatic rebalancing under any PN program model portfolio we offer which includes one or more GPAs. However, an MVA may apply if you transfer to a new PN program model portfolio;

o amounts applied to an annuity payout plan while a PN program model portfolio including one or more GPAs is in effect;

o reallocation of your contract value according to an updated PN program model portfolio;

o     amounts surrendered for fees and charges; and

o     amounts we pay as death claims.

When you request an early surrender, we adjust the early surrender amount by an MVA formula. The early surrender amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the surrender, the time remaining in your guarantee period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. This is summarized in the following table:


                         IF YOUR GPA RATE IS:                        THE MVA IS:
                  Less than the new GPA rate + 0.10%                  Negative
                   Equal to the new GPA rate + 0.10%                    Zero
                 Greater than the new GPA rate + 0.10%                Positive

For an example, see Appendix B.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- PROSPECTUS  19

THE FIXED ACCOUNT


The fixed account is our general account. Amounts allocated to the fixed account become part of our general account. The fixed account includes the regular fixed account and the Special DCA fixed account. We credit interest on amounts you allocate to the fixed account at rates we determine from time to time in our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns we earn on our general account investments, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and RiverSource Life's revenues and expenses. The guaranteed minimum interest rate on amounts invested in the fixed account may vary by state but will not be lower than state law allows. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of RiverSource Life.


The fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account, however, disclosures regarding the fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

THE REGULAR FIXED ACCOUNT

For RAVA 4 Advantage and RAVA 4 Select, unless the PN program is in effect, you also may allocate purchase payments and purchase payment credits or transfer contract value to the regular fixed account. For RAVA 4 Access contracts, you cannot allocate purchase payments to the regular fixed account unless it is included in the PN program model portfolio you selected. The value of the regular fixed account increases as we credit interest to the account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the regular fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. We reserve the right to limit purchase payment allocations to the regular fixed account if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the regular fixed account.)

THE SPECIAL DCA FIXED ACCOUNT

You also may allocate purchase payments and purchase payment credits to the Special DCA fixed account, when available. The Special DCA fixed account is available for new purchase payments. The value of the Special DCA fixed account increases as we credit interest to the account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment is guaranteed for the period of time money remains in the Special DCA fixed account. (See "Making the Most of Your Contract -- Special Dollar Cost Averaging Program" for more information on the Special DCA fixed account.)


20 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

BUYING YOUR CONTRACT

You can fill out an application and send it along with your initial purchase payment to our home office. You may buy RAVA 4 Advantage, RAVA 4 Select or RAVA 4 Access. Each contract has different mortality and expense risk fees. RAVA 4 Access does not have surrender charges, but it has the highest mortality and expense risk fees of the three contracts. RAVA 4 Select has a three-year surrender charge schedule and lower mortality and expense risk fees then RAVA 4 Access. RAVA 4 Advantage offers a choice of a seven-year or ten-year surrender charge schedule and the lowest mortality and expense risk fees of the three contracts. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract if you are 90 or younger.

When you apply, you may select among the following (if available in your state):

o GPAs(1), the regular fixed account(2), subaccounts and/or the Special DCA fixed account in which you want to invest;

o     how you want to make purchase payments;

o     a beneficiary;

o under RAVA 4 Advantage, the length of the surrender charge period (seven or ten years)(3);

o     the optional PN program;

o     one of the following optional death benefits:

      o     ROPP Death Benefit(4);

      o     MAV Death Benefit(4);

      o     5-Year MAV Death Benefit(4);

      o     EEB Death Benefit(4);

      o     EEP Death Benefit(4); and

o under RAVA 4 Advantage and RAVA 4 Select, one of the following optional living benefits that require the use of the PN program:

      o     Accumulation Benefit rider(5); or

      o     GWB for Life(SM) rider(5).

(1) GPAs are not available if the GWB for Life(SM) or Accumulation Benefit riders are selected.

(2) For RAVA 4 Access contracts, you cannot select the regular fixed account unless it is included in a PN program model portfolio you selected.


(3) In Alaska, Arizona, Connecticut, Georgia, Hawaii, Illinois, Iowa, Minnesota, Mississippi, Montana, North Carolina, Oregon, Utah and Washington, the ten-year surrender charge schedule is 8% for years 0-2, 7% for year 3 and declining by 1% each year thereafter until it is 0% for years 10+. For contracts issued in Alabama and Massachusetts, we waive surrender charges after the tenth contract anniversary.


(4) You may select any one of the ROPP, MAV, 5-Year MAV, EEB or EEP riders or certain combinations thereof. You may select the MAV and either the EEB or the EEP. You may select the 5-Year MAV and either the EEB or the EEP. You cannot select both the EEB and EEP. You cannot select both the MAV and 5-Year MAV. The MAV, EEB, EEP and 5-Year MAV are only available if you are 75 or younger at the rider effective date. EEP is only available on contracts purchased through a transfer or exchange. ROPP is only available if you are 76 or older at the rider effective date. ROPP is included in the standard death benefit if you are 75 or younger.

(5) You may select either the Accumulation Benefit or the GWB for Life(SM) rider. The Accumulation Benefit and GWB for Life(SM) riders are only available if you are 80 or younger at the rider effective date.

The contracts provide for allocation of purchase payments and purchase payment credits to the subaccounts of the variable account, to the GPAs, to the regular fixed account and/or to the Special DCA fixed account (when available) in even 1% increments subject to the $1,000 required minimum investment for the GPAs. There may be certain restrictions on the amount you may allocate to the regular fixed account. For RAVA 4 Access contracts, purchase payment credits are not available and you cannot allocate purchase payments to the regular fixed account unless it is included in a PN program model portfolio you selected. (See "Purchase Payments.")

If your application is complete, we will process it and apply your purchase payment and purchase payment credits to the GPAs, the regular fixed account, the Special DCA fixed account and/or subaccounts you selected within two business days after we receive it at our home office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete.

We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our home office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our home office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- PROSPECTUS  21

THE SETTLEMENT DATE

Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date as the maximum age (or contract anniversary, if applicable) for nonqualified annuities and Roth IRAs and the date specified below for qualified annuities. You can also select a date within the maximum limits. Your selected date can align with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the settlement date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the settlement date must be:

o     no earlier than the 60th day after the contract's effective date; and

o no later than your 90th birthday or the tenth contract anniversary, if purchased after age 80.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to comply with IRS regulations, the settlement date generally must be:

o for IRAs, by April 1 of the year following the calendar year when you reach age 70 1/2; or

o for all other qualified annuities, by April 1 of the year following the calendar year when you reach age 70 1/2, or, if later, retire (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you satisfy your RMDs in the form of partial surrenders from this contract, annuity payouts can start as late as your 90th birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us.

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for these contracts.

BENEFICIARY

If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

MINIMUM ALLOWABLE PURCHASE PAYMENTS*

If paying by installments under a scheduled payment plan:

      $23.08 biweekly, or
      $50 per month

                                                   RAVA 4 ADVANTAGE   RAVA 4 SELECT   RAVA 4 ACCESS
If paying by any other method:
   initial payment for qualified annuities              $  1,000         $  2,000        $  2,000
   initial payment for nonqualified annuities              2,000           10,000          10,000
   for any additional payments                                50               50              50

*     RAVA 4 ADVANTAGE AND RAVA 4 SELECT BAND 3 ANNUITIES SOLD TO INDIVIDUALS
      OTHER THAN ADVISORS AND EMPLOYEES: Require a minimum $1,000,000 initial purchase payment and home office approval. Contracts already approved may make payments in subsequent years up to $100,000 if your age on the effective date of the contract is age 85 or younger and $50,000 if your age on the effective date of the contract is age 86 to 90.

MAXIMUM ALLOWABLE PURCHASE PAYMENTS** (without home office approval) based on your age on the effective date of the contract:

                                                   RAVA 4 ADVANTAGE      RAVA 4 SELECT      RAVA 4 ACCESS
For the first year:
   through age 85                                    $   999,999***      $   999,999***     $   999,999***
   for ages 86 to 90                                     100,000             100,000            100,000
For each subsequent year:
   through age 85                                        100,000             100,000            100,000
   for ages 86 to 90                                      50,000              50,000             50,000

** Installments must total at least $600 in the first year. If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts in New Jersey.


***   These limits apply in total to all RiverSource Life annuities you own.
      We reserve the right to increase maximum limits. For qualified annuities, the Code's limits on annual contributions also apply. We also reserve the right to restrict cumulative purchase payments for contracts with the GWB for Life(SM) rider, subject to state restrictions.


Purchase payment amounts and purchase payment timing may vary by state and may be limited under the terms of your contract. We reserve the right to not accept purchase payments allocated to the regular fixed account for twelve months following either:

1. a partial surrender from the regular fixed account; or

2. a lump sum transfer from the regular fixed account to a subaccount.


22 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER

Send your check along with your name and contract number to:


RIVERSOURCE LIFE INSURANCE COMPANY

70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SCHEDULED PAYMENT PLAN

We can help you set up:

o an automatic payroll deduction, salary reduction or other group billing arrangement; or

o     a bank authorization.

PURCHASE PAYMENT CREDITS

PURCHASE PAYMENT CREDITS ARE NOT AVAILABLE FOR RAVA 4 ACCESS.

FOR RAVA 4 ADVANTAGE: we add a credit to your contract in the amount of:

o     1% of each purchase payment received:

      -- if you elect the ten-year surrender charge schedule for your contract* and the initial purchase payment is under $100,000; or

      -- if you elect the seven-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

o 2% of each purchase payment received if you elect the ten-year surrender charge schedule for your contract* and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

FOR RAVA 4 ADVANTAGE - BAND 3: we add a credit to your contract in the amount of:

o     2% of each purchase payment received:

      -- if you elect the seven-year surrender charge schedule for your contract.

o     3% of each purchase payment received

      -- if you elect the ten-year surrender charge schedule for your contract*.

Surrender charges under RAVA 4 Advantage and RAVA 4 Advantage - Band 3 may be higher and longer than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, there could be circumstances where you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. All things being equal (such as fund performance and availability), this may occur if you select the ten-year surrender charge and you make a full surrender before year ten. We pay for the credits under RAVA 4 Advantage and RAVA 4 Advantage - Band 3 primarily through revenue from a higher and longer surrender charge schedule and through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

FOR RAVA 4 SELECT: we add a credit to your contract in the amount of 1% of each purchase payment received in the first contract year if your initial purchase payment to the contract is at least $250,000 but less than $1,000,000.

FOR RAVA 4 SELECT - BAND 3: we add a credit to your contract in the amount of 2% of each purchase payment received in the first contract year.

Expenses under RAVA 4 Select and RAVA 4 Select - Band 3 may be higher than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. We pay for the credits under RAVA 4 Select and RAVA 4 Select - Band 3 primarily through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

We fund all credits from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief - Free look period.")


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- PROSPECTUS  23

We will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits to the extent a lump sum death benefit, surrender payment, or your settlement under an annuity payout plan includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit payment under this contract; (2) a request for surrender charge waiver due to Hospital or Nursing Home Confinement or Terminal Illness Disability Diagnosis; or (3) your settlement of the contract under an annuity payout plan.* The amount we pay to you under these circumstances will always equal or exceed your surrender value.

We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.

* For contracts purchased in Oregon, we will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits to the extent a lump sum death benefit, includes purchase payment credits applied within twelve months preceding the date of death.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. Currently, we deduct $30 from your contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the regular fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA fixed account. The contract administrative charge is only deducted from GPAs and any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. We reserve the right to increase this charge after the first contract anniversary to a maximum of $50.*

We will waive this $30 charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the full charge at the time of surrender regardless of the contract value or purchase payments made. This charge does not apply after annuity payouts begin or when we pay death benefits.

* In certain states and for certain contracts we have waived our right to increase the contract administrative charge.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee, which is a percentage of their average daily net assets, on an annual basis as follows:

                                                                  RAVA 4 ADVANTAGE         RAVA 4 SELECT         RAVA 4 ACCESS
For nonqualified annuities                                              1.05%                  1.30%                 1.45%
For qualified annuities                                                  .85%                  1.10%                 1.25%

This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the GPAs, the regular fixed account or the Special DCA fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner lives and no matter how long our entire group of owners live. If, as a group, owners outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge more than $20.00 per contract and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge for RAVA 4 Advantage or RAVA 4 Select, discussed in the following paragraphs, will cover sales and distribution expenses.


24 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

SURRENDER CHARGE

If you surrender all or part of your contract, you may be subject to a surrender charge. For RAVA 4 Advantage, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. You select the surrender charge period at the time of your application for the contract. For RAVA 4 Select, a surrender charge applies if you surrender all or part of your purchase payments in the first three contract years. There is no surrender charge for RAVA 4 Access. The surrender charge percentages that apply to you are shown in your contract.

You may surrender an amount during any contract year without a surrender charge. We call this amount the Total Free Amount (TFA). The TFA varies depending on whether your contract includes the GWB for Life(SM) rider:

CONTRACTS WITHOUT GWB FOR LIFE(SM) RIDER

The TFA is the greater of:


o     10% of the contract value on the prior contract anniversary*; or


o     current contract earnings.

CONTRACTS WITH GWB FOR LIFE(SM) RIDER

The TFA is the greatest of:

o     10% of the contract value on the prior contract anniversary*;

o     current contract earnings;


o     the Remaining Benefit Payment; or


o     the Remaining Annual Lifetime Payment.

* We consider all purchase payments received and any purchase payment credit applied prior to your surrender request to be the prior contract anniversary's contract value during the first contract year.

NOTE: We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, GPA, the regular fixed account or the Special DCA fixed account.

Amounts surrendered in excess of the TFA may be subject to a surrender charge as described below.

SURRENDER CHARGE UNDER RAVA 4 ADVANTAGE:

For purposes of calculating any surrender charge under RAVA 4 Advantage, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

3. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a first-in, first-out (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- PROSPECTUS  25

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected*:

                        SEVEN-YEAR SCHEDULE                                                  TEN-YEAR SCHEDULE*
  NUMBER OF COMPLETED                                                    NUMBER OF COMPLETED
YEARS FROM DATE OF EACH                   SURRENDER CHARGE             YEARS FROM DATE OF EACH                 SURRENDER CHARGE
   PURCHASE PAYMENT                          PERCENTAGE                   PURCHASE PAYMENT                        PERCENTAGE
           0                                     7%                               0                                    8%
           1                                     7                                1                                    8
           2                                     7                                2                                    8
           3                                     6                                3                                    7
           4                                     5                                4                                    7
           5                                     4                                5                                    6
           6                                     2                                6                                    5
           7+                                    0                                7                                    4
                                                                                  8                                    3
                                                                                  9                                    2
                                                                                 10+                                   0


*     In Alaska, Arizona, Connecticut, Georgia, Hawaii, Illinois, Iowa,
      Minnesota, Mississippi, Montana, North Carolina, Oregon, Utah and
      Washington, the ten-year surrender charge schedule is 8% for years 0-2, 7% for year 3 and declining by 1% each year thereafter until it is 0% for years 10+. For contracts issued in Alabama and Massachusetts, we waive surrender charges after the tenth contract anniversary. Surrender charges may vary by state based on your age at contract issue.


SURRENDER CHARGE UNDER RAVA 4 SELECT (EXCEPT TEXAS):

For purposes of calculating any surrender charge under RAVA 4 Select, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first three contract years as follows:

                                 CONTRACT YEAR                                 SURRENDER CHARGE PERCENTAGE
                                       1                                                    7%
                                       2                                                    7
                                       3                                                    7
                                  Thereafter                                                0

SURRENDER CHARGE UNDER RAVA 4 SELECT IN TEXAS:

For purposes of calculating any surrender charge under RAVA 4 Select in Texas, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next, if necessary, we surrender purchase payments. We surrender amounts from the oldest purchase payments first. We do assess a surrender charge on these payments during the first three contract years as follows:



                          NUMBER OF COMPLETED YEARS
                      FROM DATE OF EACH PURCHASE PAYMENT                       SURRENDER CHARGE PERCENTAGE
                                       0                                                     8%
                                       1                                                     7
                                       2                                                     6
                                  Thereafter                                                 0

3.    There are no surrender charges after the third contract anniversary.



26 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

SURRENDER CHARGE UNDER RAVA 4 ACCESS:

There is no surrender charge if you surrender all or part of your contract.

PARTIAL SURRENDERS:

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge.

For an example, see Appendix C.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED
PERIOD: Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

WAIVER OF SURRENDER CHARGES

We do not assess surrender charges for:

o     surrenders of any contract earnings;

o surrenders of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;

o if you elected the GWB for Life(SM) rider, the greater of your contract's Guaranteed Benefit Payment or Annual Lifetime Payment to the extent it exceeds the greater of contract earnings or 10% of the contract value on the prior contract anniversary;

o amounts surrendered after the tenth contract anniversary in Alabama, Massachusetts and Washington;

o required minimum distributions from a qualified annuity provided the amount is no greater than the RMD amount calculated under your specific contract, currently in force;

o contracts settled using an annuity payout plan*, unless an Annuity Payout Plan E is later surrendered;

o     amounts we refund to you during the free look period*;

o     death benefits*;

o surrenders you make under your contract's "Waiver of Surrender Charges for Hospital or Nursing Home Confinement" provision*. To the extent permitted by state law, this provision applies when you are under age 76 on the date that we issue the contract. Under this provision, we will waive surrender charges that we normally assess upon full or partial surrender. You must provide proof satisfactory to us that, as of the date you request the surrender, you or your spouse are confined to a nursing home or hospital and have been for the prior 60 days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.); and

o surrenders you make under your contract's "Waiver of Surrender Charges for Terminal Illness Disability Diagnosis" provision.* To the extent permitted by state law, this provision applies when you are under age 76 on the date we issue the contract. Under this provision, we will waive surrender charges that we normally assess for surrenders you make if you are diagnosed after the contract issue date as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of a licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed. (See your contract for additional conditions and restrictions on this waiver.)

* However, we will reverse certain purchase payment credits. (See "Buying your contract -- Purchase payment credits.")

OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate certain charges such as the contract administrative and surrender charges. However, we expect this to occur infrequently.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- PROSPECTUS  27

ACCUMULATION BENEFIT RIDER FEE

We charge a fee for this optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.60% of the greater of your contract value or the minimum contract accumulation value on your contract anniversary. We prorate this fee among the subaccounts and the regular fixed account (if applicable) in the same proportion as your interest in each bears to your total contract value, less any amounts invested in the Special DCA fixed account. Such fee is only deducted from any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. The fee will only be deducted from the subaccounts in Washington. We will modify this prorated approach to comply with state regulations where necessary.

Once you elect the Accumulation Benefit rider, you may not cancel it and the fee will continue to be deducted through the end of the waiting period or when annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee.

Currently, the Accumulation Benefit rider charge does not vary with the model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider fee for each model portfolio for new contract owners. The Accumulation Benefit rider fee will not exceed a maximum charge of 2.50%.

We will not change the Accumulation Benefit rider charge after the rider effective date unless:

(a) you choose the annual Elective Step Up after we have exercised our rights to increase the rider charge;

(b) you choose elective spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you change your model portfolio after we have exercised our rights to increase the rider charge;

(d) you change your model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

If you elect to change your model portfolio after we have exercised our right to increase the fee we charge for this rider, or after we have exercised our right to establish fees for this rider which vary by model portfolio, the increase in fees we charge for this rider will become effective on the contract anniversary following your change of model portfolio. Any model portfolio changes on the contract anniversary will have the new charge effective on that contract anniversary. Also, in the event you change your model portfolio twice in the same contract year (see "Portfolio Navigator Asset Allocation Program"), the fee we charge for this rider will be the greatest fee applicable to any model portfolio which you have selected during the contract year.

If you choose the Elective Step Up or change your model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your model portfolio. For Elective Step Ups, this change will be in effect for the entire contract year.

The fee does not apply after annuity payouts begin.

(1) Available if you are 80 or younger at the rider effective date. You must select a model portfolio with this rider (see "Portfolio Navigator Asset Allocation Program"). Not available with GWB for Life(SM).

GWB FOR LIFE(SM) RIDER FEE

We charge a fee for this optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.65% of the greater of the contract anniversary value or the remaining benefit amount (RBA). We prorate this fee among the subaccounts and the regular fixed account (if applicable) in the same proportion as your interest in each bears to your total contract value, less any amounts invested in the GPAs and in the Special DCA fixed account. Such fee is only deducted from GPAs and any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. The fee will only be deducted from the subaccounts in Washington. We will modify this prorated approach to comply with state regulations where necessary.

(1) Available if you are 80 or younger at the rider effective date. You must select a model portfolio with this rider (see "Portfolio Navigator Asset Allocation Program").

Once you elect the GWB for Life(SM) rider, you may not cancel it and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero or annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the RBA or the annual lifetime payment (ALP) goes to zero but the contract value has not been depleted, you will continue to be charged.

Currently, the GWB for Life(SM) rider charge does not vary with the PN program model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each model portfolio for new contract owners. The GWB for Life(SM) rider charge will not exceed a maximum charge of 1.50% for new contract owners.


28 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

We will not change the GWB for Life(SM) rider charge after the rider effective date unless:

(a) you choose the annual elective step up after we have exercised our rights to increase the rider charge;

(b) you choose elective spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you change your PN program model portfolio after we have exercised our rights to increase the rider charge;

(d) you change your PN program model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

If you chose the elective spousal continuation step up or change your model portfolio after we have exercised our right to increase the fee we charge for this rider, or after we have exercised our right to establish fees for this rider which vary by model portfolio, the increase in fees we charge for this rider will become effective on the contract anniversary following your change. Any changes on the contract anniversary will have the new fee effective on that contract anniversary. Also, in the event you change your model portfolio more than once in the same contract year (see "Portfolio Navigator Asset Allocation Program"), the fee we charge for this rider will be the greatest fee applicable to any model portfolio which you have selected during the contract year.

If you chose the elective step up, you will pay the fee in effect on the valuation date we receive your written request to step up. If you chose an elective step up on the first contract anniversary, any increase in fees we charge for this rider for the Step up will not become effective until the third contract year. In the event of more than one change in model portfolio and/or elective step up occurring in the same contract year, the fee we charge for this rider will be the highest fee applicable to any of these changes.

The fee does not apply after annuity payouts begin.

ROPP RIDER FEE

We charge a fee for this optional feature only if you select it.(2) If selected, we deduct an annual fee of 0.20% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and regular fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA fixed account. Such fee is only deducted from GPAs and any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.30%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(2) Available if you are 76 or older at the rider effective date. ROPP is included in the standard death benefit if you are age 75 or younger on the contract effective date at no additional cost. May not be available in all states.

MAV RIDER FEE

We charge a fee for this optional feature only if you select it.(3) If selected, we deduct an annual fee of 0.25% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and regular fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA fixed account. Such fee is only deducted from GPAs and any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.35%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(3) Available if you are 75 or younger at the rider effective date. Not available with the 5-Year MAV. May not be available in all states.

5-YEAR MAV RIDER FEE

We charge a fee for this optional feature only if you select it.(4) If selected, we deduct an annual fee of 0.10% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and regular fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA fixed account. Such fee is only deducted from GPAs and any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.20%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(4) Available if you are 75 or younger at the rider effective date. Not available with the MAV. May not be available in all states.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- PROSPECTUS  29

EEB RIDER FEE

We charge a fee for this optional feature only if you select it.(5) If selected, we deduct an annual fee of 0.30% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and regular fixed accounts in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA fixed account. Such fee is only deducted from GPAs and any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.40%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(5) Available if you are 75 or younger at the rider effective date. Not available with EEP. May not be available in all states.

EEP RIDER FEE

We charge a fee for this optional feature only if you select it.(6) If selected, we deduct an annual fee of 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and regular fixed accounts in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA fixed account. Such fee is only deducted from GPAs and any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.50%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(6) Available if you are 75 or younger at the rider effective date. Not available with EEB. May not be available in all states. EEP is only available on contracts purchased through a direct transfer or exchange of another annuity or a life insurance policy.

RIDER COMBINATION DISCOUNT

A fee discount of 0.05% applies if you purchase the 5-Year MAV with either the EEB or EEP. A fee discount of 0.10% applies if you purchase the MAV with either the EEB or EEP.

FUND FEES AND EXPENSES

There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you surrender your contract.


30 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

VALUING YOUR INVESTMENT

We value your accounts as follows:

GPA

We value the amounts you allocate to the GPA directly in dollars. The GPA value equals:

o the sum of your purchase payments and purchase payment credits allocated to the GPA;

o plus any amounts transferred to the GPA from the regular fixed account or subaccounts;

o     plus interest credited;

o minus any amounts transferred from the GPA to the regular fixed account or any subaccount;

o     minus any amounts deducted for charges or surrenders;

o     plus or minus any applicable MVA; and/or

o minus any remaining portion of fees where the values of the regular fixed account and the subaccounts are insufficient to cover those fees.

REGULAR FIXED ACCOUNT

We value the amounts you allocate to the regular fixed account directly in dollars. The regular fixed account value equals:

o the sum of your purchase payments and purchase payment credits and transfer amounts allocated to the regular fixed account;

o     plus interest credited;

o minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;

o     minus any prorated portion of the contract administrative charge;

o     minus any prorated portion of the ROPP rider fee (if selected);

o     minus any prorated portion of the MAV rider fee (if selected);

o     minus any prorated portion of the 5-Year MAV rider fee (if selected);

o     minus any prorated portion of the EEB rider fee (if selected);

o     minus any prorated portion of the EEP rider fee (if selected);

o minus any prorated portion of the Accumulation Benefit rider fee (if selected)*; and

o minus any prorated portion of the GWB for Life(SM) rider fee (if selected)*.

*     The fee can only be deducted from the subaccounts in Washington.

SPECIAL DCA FIXED ACCOUNT

We value the amounts you allocate to the Special DCA fixed account directly in dollars. The Special DCA fixed account value equals:

o the sum of your purchase payments and purchase payment credits allocated to the Special DCA fixed account;

o     plus interest credited;

o minus the sum of amounts surrendered (including any applicable surrender charges);

o     minus amounts transferred out; and

o minus any remaining portion of fees where the values of the regular fixed account and the subaccounts are insufficient to cover those fees.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- PROSPECTUS  31

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o     dividing that sum by the previous adjusted net asset value per share;
      and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

o     additional purchase payments you allocate to the subaccounts;

o     any purchase payment credits allocated to the subaccounts;

o     transfers into or out of the subaccounts;

o     partial surrenders;

o     surrender charges;

and a deduction of:

o     a prorated portion of the contract administrative charge;

o     a prorated portion of the ROPP rider fee (if selected);

o     a prorated portion of the MAV rider fee (if selected);

o     a prorated portion of the 5-Year MAV rider fee (if selected);

o     a prorated portion of the EEB rider fee (if selected);

o     a prorated portion of the EEP rider fee (if selected);

o     a prorated portion of the Accumulation Benefit rider fee (if selected);
      and/or

o     a prorated portion of the GWB for Life(SM) rider fee (if selected);.

Accumulation unit values will fluctuate due to:

o     changes in fund net asset value;

o     fund dividends distributed to the subaccounts;

o     fund capital gains or losses;

o     fund operating expenses; and/or

o     mortality and expense risk fees.


32 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the regular fixed account to one or more subaccounts. Automated transfers from the regular fixed account to the subaccounts under automated dollar-cost averaging may not exceed an amount that, if continued, would deplete the regular fixed account within 12 months. You may not set up an automated transfer to or from the GPAs. You may not set up an automated transfer to the regular fixed account or the Special DCA fixed account. You may not set up an automated transfer if the GWB for Life(SM), Accumulation Benefit, or PN program is selected. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS
                                                                                                   NUMBER
By investing an equal number                                   AMOUNT        ACCUMULATION         OF UNITS
of dollars each month ...                       MONTH         INVESTED        UNIT VALUE          PURCHASED
                                                 Jan           $100              $20                 5.00
                                                 Feb            100               18                 5.56
you automatically buy
more units when the                              Mar            100               17                 5.88
per unit market price is low ... ----------->    Apr            100               15                 6.67
                                                 May            100               16                 6.25
                                                 June           100               18                 5.56
                                                 July           100               17                 5.88
and fewer units
when the per unit                                Aug            100               19                 5.26
market price is high.            ----------->    Sept           100               21                 4.76
                                                 Oct            100               20                 5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- PROSPECTUS  33

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM

If your purchase payment is at least $10,000, you can choose to participate in the Special DCA program (if available). There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment and any applicable purchase payment credit to a six-month Special DCA fixed account according to the following rules:

o You may only allocate a new purchase payment of at least $10,000 to a Special DCA fixed account.

o You cannot transfer existing contract values into a Special DCA fixed account.

o Each Special DCA arrangement consists of six monthly transfers that begin seven days after we receive your purchase payment.

o We make monthly transfers of your Special DCA fixed account value into the subaccounts or PN program model portfolio you select.

o You may not use the regular fixed account or the Special DCA fixed account as a destination for the Special DCA monthly transfer. (Exception: if a PN program is in effect, and the model portfolio you have selected includes the regular fixed account, amounts will be transferred from the Special DCA fixed account to the regular fixed account according to the allocation percentage established for the model portfolio you have selected.)

o We will change the interest rate on each Special DCA fixed account from time to time at our discretion based on factors that include the competition and the interest rate we are crediting to the regular fixed account at the time of the change.

o We credit each Special DCA fixed account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the length of the Special DCA arrangement on the balance remaining in your Special DCA fixed account. Therefore, the net effective interest rate you receive is less than the stated annual rate.

o We do not credit this interest after we transfer the value out of the Special DCA fixed account into the accounts you selected.

o Once you establish a Special DCA fixed account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA fixed account and allocate new purchase payments to it.

o Funding from multiple sources are treated as individual purchase payments and a new Special DCA fixed account is opened for each payment (if the Special DCA fixed accounts are available on the valuation date we receive your payment).

o You may terminate your participation in the Special DCA program at any time. If you do, for RAVA 4 Advantage and RAVA 4 Select, we will transfer the remaining balance from your Special DCA fixed account to the regular fixed account, if no other specification is made. Interest will be credited according to the rates in effect on the regular fixed account and not the rate that was in effect on the Special DCA fixed account. For RAVA 4 Access, we will transfer the remaining balance from your Special DCA fixed account to variable subaccounts you specified in your termination request, or if no specification is made, according to your current purchase payment allocation. (Exception: if a PN program is in effect when you elect to end your participation in the Special DCA program, and the asset allocation program does not end at the same time, we will transfer the remaining balance to the model portfolio which is in effect).

o We can modify the terms of the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA fixed account. For more information on the Special DCA program, contact your sales representative.

The Special DCA program does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

ASSET REBALANCING

You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in whole percentage amounts) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the GPAs, regular fixed account or the Special DCA fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method acceptable to us, to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

Different rules apply to asset rebalancing under the Portfolio Navigator program (see "Portfolio Navigator Asset Allocation Program" below).


34  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
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PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM (PN PROGRAM)

The PN program is available for nonqualified annuities and for qualified annuities, except under 401(a) plans. The PN program allows you to allocate your contract value to a PN program model portfolio that consists of subaccounts, each of which invests in a fund with a particular investment objective (underlying fund), and may include certain GPAs and/or the regular fixed account (if available under the PN program) that represent various asset classes (allocation options). The PN program also allows you to periodically update your model portfolio or transfer to a new model portfolio. You are required to participate in the PN program if your contract includes an optional Accumulation Benefit rider or GWB for Life(SM) rider. If your contract does not include one of these riders, you also may elect to participate in the PN program at no additional charge. You should review any PN program information, including the terms of the PN program, carefully. Your sales representative can provide you with additional information and can answer questions you may have on the PN program.

SERVICE PROVIDERS TO THE PN PROGRAM. RiverSource Investments, an affiliate of ours, serves as non-discretionary investment adviser for the PN program solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments enters into an investment advisory agreement with each contract owner participating in the PN program. In its role as investment adviser to the PN program, RiverSource Investments relies upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviews the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducts periodic due diligence and provides ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investment's role as investment adviser for the PN program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of RiverSource Investment's Form ADV, the SEC investment adviser registration form. The Disclosure Document is delivered to contract owners at the time they enroll in the PN program.

Currently, the PN program model portfolios are designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc. RiverSource Investments may replace Morningstar Associates and may hire additional firms to assist with the development and periodic updates of the model portfolios in the future. Also, RiverSource Investments may elect to develop and periodically update the model portfolios without the assistance of a third party service provider.

The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provides any individualized investment advice to contract owners regarding the application of a particular model portfolio to his or her circumstances. Contract owners are solely responsible for determining whether any model portfolio is appropriate.

We identify to Morningstar Associates the universe of allocation options that can be included in the model portfolios and, in limited circumstances, underlying funds of such allocation options (the universe of allocation options). The universe of allocation options may not include all allocation options available under your contract. We may modify from time to time such universe of allocation options. These modifications may reflect instructions from, or respond to actions taken by, any party making an allocation option available to us. For example, we may modify the universe of allocation options in response to the liquidation, merger or other closure of a fund. Once we identify this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictates to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio.

In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the RiverSource Variable Portfolio Funds and certain allocation options as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Portfolio Funds and such allocation options or their underlying funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that RiverSource Investments does not advise are included in model portfolios.

As an affiliate of RiverSource Investments, the investment adviser to the RiverSource Variable Portfolio Funds and certain allocation options, we may have an incentive to identify the RiverSource Variable Portfolio Funds and such allocation options for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Portfolio Funds, monitors the performance of the RiverSource Variable Portfolio Funds. In this role RiverSource Investments may, from time to time, recommend certain changes to the board of directors of the RiverSource Variable Portfolio Funds. These changes may include but not be limited to a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Portfolio Fund. RiverSource Investments also may believe that certain RiverSource Variable Portfolio Funds may benefit from additional assets or could be harmed by redemptions. All of these factors may impact RiverSource Investment's view regarding the composition and allocation of a model portfolio.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- PROSPECTUS  35

RiverSource Investments' role as investment adviser to the PN program in connection with the development and updating of the model portfolios, and our identification of the universe of allocation options to Morningstar Associates for consideration, may influence the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.

RiverSource Investments, we or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Expense Summary -- Annual Operating Expenses of the Funds" and "The Variable Account and the Funds -- The Funds.") Therefore, we may have an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios. In addition, we or an affiliate of ours may receive higher compensation from certain GPAs or the regular fixed account than from other allocation options. We therefore may have an incentive to identify these allocation options to Morningstar Associates for inclusion in the model portfolios.

Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN program. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent, rather than participants in the PN program.


PARTICIPATING IN THE PN PROGRAM. If you choose or are required to participate in the PN program, you are responsible for determining which model portfolio is best for you. Your sales representative can help you make this determination. In addition, your sales representative may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help determine which model portfolio most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the asset mix reflected in the model portfolio you select after completing the investor questionnaire is appropriate to your ability to withstand investment risk. Neither RiverSource Life nor RiverSource Investments is responsible for your decision to participate in the PN program, your selection of a specific model portfolio or your decision to change to an updated or different model portfolio.


Currently, there are five PN model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. Each model portfolio specifies allocation percentages to each of the subaccounts, any GPAs and/or the regular fixed account that make up that model portfolio. By participating in the PN program, you instruct us to invest your contract value in the subaccounts, the regular fixed account and/or any GPAs (if included) according to the allocation percentages stated for the specific model portfolio you have selected. You also instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.

Special rules apply to the GPAs if they are included in a model portfolio. Under these rules:

o no MVA will apply when rebalancing occurs within a specific model portfolio (but an MVA may apply if you elect to transfer to a new model portfolio);

o no MVA will apply if you reallocate your contract value according to an updated model portfolio; and

o no MVA will apply when you elect an annuity payout plan while your contract value is invested in a model portfolio. (See "Guarantee Period Accounts -- Market Value Adjustment.")

If you initially allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA fixed account, when available (see "The Special DCA Fixed Account"), and you are participating in the PN program, we will make monthly transfers in accordance with your instructions from the Special DCA fixed account (and subaccounts we may choose to allow for DCA arrangements which are not part of a model portfolio -- "excluded accounts") into the model portfolio you have chosen.

Each model portfolio is evaluated periodically by Morningstar Associates, which may then provide updated recommendations to RiverSource Investments. Model portfolios also may be evaluated in connection with the liquidation, substitution or merger of an underlying fund, a change in the investment objective of an underlying fund or when an underlying fund stops selling its shares to the variable account. As a result, the model portfolios may be updated from time to time with new allocation options and allocation percentages. When these reassessments are completed and changes to the model portfolios occur, you will receive a reassessment letter. This reassessment letter will notify you that the model portfolio has been reassessed and that, unless you instruct us not to do so, your contract value, less amounts allocated to the Special DCA fixed account, is scheduled to be reallocated according to the updated model portfolio. The reassessment letter will specify the scheduled reallocation date and will be sent to you at least 30 days prior to this date. Based on the written authorization you provided when you enrolled in the PN program, if you do not notify us otherwise, you will be deemed to have instructed us to reallocate your contract value, less amounts allocated to the Special DCA fixed account, according to the updated model portfolio. If you do not want your contract value, less amounts allocated to the Special DCA fixed account, to be reallocated according to the updated model portfolio, you must provide written or other authorized notification as specified in the reassessment letter.


36 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

In addition to this periodic reassessment and reallocation of the model portfolios, you may also request a change to your model portfolio up to twice per contract year by written request on an authorized form or by another method agreed to by us. Such changes include changing to a different model portfolio at any time or requesting to reallocate according to the updated version of your existing model portfolio other than according to the reassessment process described above. If your contract includes an optional Accumulation Benefit or GWB for Life(SM) rider and you make such a change (other than a scheduled periodic reallocation), we may charge you a higher fee for your optional Accumulation Benefit or GWB for Life(SM) rider. If your contract includes the GWB for Life(SM) rider, we reserve the right to limit the number of model portfolios which you can select based on the dollar amount of purchase payments you make, subject to state restrictions.

RISKS. Asset allocation through the PN program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.

By spreading your contract value among various allocation options under the PN program, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.

Investment performance of your contract value could be better or worse by participating in the PN program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.

Quarterly rebalancing and periodic updating of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position could detract from the achievement of the fund's investment objective in a period of rising market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.

We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes the right to offer more or fewer model portfolios and to vary the allocation options and/or allocation percentages within those model portfolios. If permitted under applicable securities law, we reserve the right to substitute a fund of funds for your current model portfolio. We also reserve the right to discontinue the PN program. We will give you 30 days' written notice of any such change.

In addition, RiverSource Investments has the right to terminate its investment advisory agreement with you upon 30 days' written notice. If RiverSource Investments terminates its investment advisory agreement with you and other participants in the PN program, we would either have to find a replacement investment adviser or terminate the PN program unless otherwise permitted by applicable law, regulations or positions of the SEC staff.

PN PROGRAM UNDER THE ACCUMULATION BENEFIT RIDER AND GWB FOR LIFE(SM) RIDER

If you purchase the optional Accumulation Benefit rider or the optional GWB for Life(SM) rider, you are required to participate in the PN program under the terms of each rider.

o ACCUMULATION BENEFIT RIDER: You cannot terminate the Accumulation Benefit rider. As long as the Accumulation Benefit rider is in effect, your contract value must be invested in one of the model portfolios. The Accumulation Benefit rider automatically ends at the end of the waiting period and you then have the option to cancel your participation in the PN program. At all other times, if you do not want to participate in any of the model portfolios, you must terminate your contract by requesting a full surrender. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) UNTIL THE END OF THE WAITING PERIOD.

o GWB FOR LIFE(SM) RIDER: The GWB for Life(SM) rider requires that your contract value be invested in one of the model portfolios for the life of the contract. Subject to state restrictions, we reserve the right to limit the number of model portfolios from which you can select based on the dollar amount of purchase payments you make. Because you cannot terminate the GWB for Life(SM) rider once you have selected it, you must terminate your contract by requesting a full surrender if you do not want to participate in any of the model portfolios. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE GWB FOR LIFE(SM) RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) FOR THE LIFE OF THE CONTRACT.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- PROSPECTUS  37

OPTIONAL PN PROGRAM

If you do not select the optional Accumulation Benefit rider or the optional GWB for Life(SM) rider with your contract, you may elect to participate in the PN program by adding the optional PN program to your contract at no additional charge. You can elect to participate in the PN program at any time. You may cancel your participation in the PN program at any time by giving us written notice. Upon cancellation, automated rebalancing associated with the PN program will end. You will also cancel the PN program if you initiate transfers other than transfers to one of the current model portfolios or transfers from a Special DCA fixed account (see "Special Dollar-Cost Averaging (Special DCA) Program") or an excluded account. Partial surrenders do not cancel the PN program. The PN program will terminate on the date you make a full surrender from your contract or on your settlement date.

TRANSFERRING BETWEEN ACCOUNTS

The transfer rights discussed in this section do not apply while a model portfolio is in effect.

You may transfer contract value from any one subaccount, GPAs or the regular fixed account, to another subaccount before annuity payouts begin. For RAVA 4 Advantage and RAVA 4 Select contracts, certain restrictions apply to transfers involving the GPAs and the regular fixed account. For RAVA 4 Access contracts, you cannot transfer to the regular fixed account unless it is included in the PN program model portfolio that you selected.

When your request to transfer will be processed depends on when we receive it:

o If we receive your transfer request at our home office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

o If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to an MVA if done more than 30 days before the end of the guarantee period.

We may suspend or modify transfer privileges at any time.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE OR LESS RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

o diluting the value of an investment in an underlying fund in which a subaccount invests;

o increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and

o preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower, too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of asset allocation or dollar-cost averaging. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.


38 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

o     requiring transfer requests to be submitted only by first-class U.S.
      mail;

o not accepting hand-delivered transfer requests or requests made by overnight mail;

o     not accepting telephone or electronic transfer requests;

o     requiring a minimum time period between each transfer;

o not accepting transfer requests of an agent acting under power of attorney;

o     limiting the dollar amount that you may transfer at any one time; or

o     suspending the transfer privilege.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE, EXCHANGE AND REDEMPTION OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER OR TAXPAYER IDENTIFICATION NUMBER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

o Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

o Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. Orders we place to purchase fund shares for the variable accounts are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

o Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

o Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

o Funds available as investment options under the contract that invest in securities that trade in overseas securities markets maybe at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Further the risks of market timing may be greater for underlying funds that invest in securities, such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSES TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

For information on transfers after annuity payouts begin, see "Transfer policies" below.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- PROSPECTUS  39

TRANSFER POLICIES

FOR RAVA 4 ADVANTAGE AND RAVA 4 SELECT

o Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and regular fixed account at any time. The amount transferred to any GPA must be at least $1,000. However, if you made a transfer from the regular fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the regular fixed account until the next contract anniversary. We reserve the right to limit transfers to the regular fixed account if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract.

o You may transfer contract values from the regular fixed account to the subaccounts or the GPAs once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the regular fixed account are not subject to an MVA.

      Currently, transfers out of the regular fixed account are limited to the greater of: a) 30% of the regular fixed account value at the beginning of the contract year, or b) the amount transferred out of the regular fixed account in the previous contract year, excluding any automated transfer amounts. If an automated dollar-cost averaging arrangement is established within 30 days of contract issue, the 30% limitation does not apply to transfers made from the regular fixed account to the subaccounts for the duration of this initial arrangement.

o You may transfer contract values from any GPA to the subaccounts, regular fixed account or other GPA any time after 60 days of transfer or payment allocation into such GPA. Transfers made more than 30 days before the end of the guarantee period will receive an MVA, which may result in a gain or loss of contract value, unless an exception applies (see "The Guarantee Period Accounts (GPAs) -- Market Value Adjustment
      (MVA)").

o If we receive your request within 30 days before the contract anniversary date, the transfer from the regular fixed account to the subaccounts will be effective on the anniversary.

o If we receive your request on or within 30 days after the contract anniversary date, the transfer from the regular fixed account to the subaccounts or GPAs will be effective on the valuation date we receive it.

o We will not accept requests for transfers from the regular fixed account at any other time.

o     You may not make a transfer to the Special DCA fixed account.

o Once annuity payouts begin, you may not make transfers to or from the GPAs or the regular fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise. When annuity payments begin, you must transfer all contract value out of any GPAs.

FOR RAVA 4 ACCESS

o Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs at any time. The amount transferred to any GPA must be at least $1,000.

o You may not make a transfer to the regular fixed account unless it is part of a model portfolio in which you elect to participate.

o You may transfer contract values from any GPA to the subaccounts, or other GPA any time after 60 days of transfer or payment allocation into such GPA. Transfers made more than 30 days before the end of the guarantee period will receive an MVA, which may result in a gain or loss of contract value, unless an exception applies (see "The Guarantee Period Accounts (GPAs) -- Market Value Adjustment (MVA)").

o     You may not make a transfer to the Special DCA fixed account.

o Once annuity payouts begin, you may not make transfers to or from the GPAs, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise. When annuity payments begin, you must transfer all contract value out of any GPAs.


40 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

HOW TO REQUEST A TRANSFER OR SURRENDER

1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:


RIVERSOURCE LIFE INSURANCE COMPANY

70100 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT

Transfers or surrenders: $250 or entire account balance

MAXIMUM AMOUNT

Transfers or surrenders: Contract value or entire account balance

*     Failure to provide your Social Security Number or Taxpayer
      Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your sales representative can help you set up automated transfers or partial surrenders among your subaccounts or regular fixed account (if available).

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

o Automated transfers to the GPAs, the regular fixed account or the Special DCA fixed account are not allowed.

o Automated transfers from the regular fixed account to the subaccounts under an automated dollar-cost averaging arrangement may not exceed an amount that, if continued, would deplete the regular fixed account within 12 months.

o Automated surrenders may be restricted by applicable law under some contracts.

o You may not make additional purchase payments if automated partial surrenders are in effect.

o Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

o The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

o If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

MINIMUM AMOUNT

Transfers or surrenders: $50

MAXIMUM AMOUNT

Transfers or surrenders: None (except for automated transfers from the regular fixed account)


3 BY TELEPHONE


Call between 7 a.m. and 7 p.m. Central time:
(800) 862-7919

TTY service for the hearing impaired:
(800) 285-8846

MINIMUM AMOUNT
Transfers or surrenders: $250 or entire account balance

MAXIMUM AMOUNT
Transfers:               Contract value or entire account balance
Surrenders:              $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
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

SURRENDERS

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our home office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges, surrender charges, or any applicable optional rider charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. If you have elected the GWB for Life(SM) rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the GWB for Life(SM) rider, your benefits under the rider may be reduced (see "Optional Benefits -- Guarantor Withdrawal Benefit for Life(SM)"). In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the regular fixed account, in the same proportion as your value in each account correlates to your total contract value, less any GPA or Special DCA fixed account. We will not withdraw money for a partial surrender from any GPAs or Special DCA fixed account you may have, unless insufficient amounts are available from your subaccounts and/or regular fixed account. However, you may request specifically surrender from a GPA or Special DCA fixed account. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT

1 BY REGULAR OR EXPRESS MAIL

o     payable to you;

o     mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

2 BY WIRE

o     request that payment be wired to your bank;

o     bank account must be in the same ownership as your contract; and

o     pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

      - the surrender amount includes a purchase payment check that has not cleared;

      - the NYSE is closed, except for normal holiday and weekend closings;

      -     trading on the NYSE is restricted, according to SEC rules;

      - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

      - the SEC permits us to delay payment for the protection of security holders.


42 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

o Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

      -     you are at least age 59 1/2;

      -     you are disabled as defined in the Code;

      - you severed employment with the employer who purchased the contract; or

      -     the distribution is because of your death.

o If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

o If the contract has a loan provision, the right to receive a loan is described in detail in your contract. Loans will not be available if you have selected the GWB for Life(SM) or Accumulation Benefit rider.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our home office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the ROPP, MAV, 5-Year MAV, EEB, EEP, Accumulation Benefit or GWB for Life(SM). If you change ownership of your contract, we will terminate the ROPP and EEP. This includes both the EEP Part I benefits and the EEP Part II benefits. (See the description of these terms in "Optional Benefits".) In addition, the terms of the EEB, the MAV and the 5-Year MAV will change due to a change of ownership. If the new owner is older than age 75, the EEB will terminate. Otherwise, the EEB will effectively "start over." We will treat the EEB as if it is issued on the day the change of ownership is made, using the attained age of the new owner as the "issue age" to determine the benefit levels. The account value on the date of the ownership change will be treated as a "purchase payment" in determining future values of "earnings at death" under the EEB. If the new owner is older than age 75, the MAV and the 5-Year MAV will terminate. If the MAV or the 5-Year MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV or the 5-Year MAV equal to the account value. Otherwise, the MAV or the 5-Year MAV value will not change due to a change in ownership. The Accumulation Benefit rider and the GWB for Life(SM) rider will continue upon change of ownership. Please see the descriptions of these riders in "Optional Benefits."

The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- PROSPECTUS  43

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT

We will pay the death benefit to your beneficiary upon your death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner. If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If you are age 75 or younger on the date we issue the contract, the beneficiary receives the greater of:

o contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

o     purchase payments minus adjusted partial surrenders.

If you are age 76 or older on the date we issue the contract, the beneficiary receives the contract value, less any purchase payment credits subject to reversal, less a pro rata portion of rider fees.


ADJUSTED PARTIAL SURRENDERS
                                                      PS X DB
                                                      -------
                                                        CV

      PS = the partial surrender including any applicable surrender charge.

      DB = the death benefit on the date of (but prior to) the partial surrender.

      CV = the contract value on the date of (but prior to) the partial surrender.

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU ARE AGE 75 OR YOUNGER ON THE CONTRACT EFFECTIVE DATE:

o     You purchase the contract with a payment of $20,000 on Jan. 1, 2007.

o On March 1, 2008 the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

            We calculate the death benefit on March 1, 2008 as follows:

            The total purchase payments minus adjustments for partial surrenders:

            Total purchase payments                                         $ 20,000

            minus adjusted partial surrenders, calculated as:
            $1,500 x $20,000
            ---------------- =                                               - 1,667
               $  18,000                                                    --------

            for a death benefit of:                                         $ 18,333

IF YOU DIE BEFORE YOUR SETTLEMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date that our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. The death benefit will never be less than the surrender value adjusted by the MVA formula. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse elects to keep the contract as owner, the following describes the standard death benefit:

o If your spouse was age 75 or younger as of the date we issued the contract, the beneficiary of your spouse's contract receives the greater of:

      o contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

      o     purchase payments minus adjusted partial surrenders.

If your spouse was age 76 or older as of the date we issued the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal, less a pro rata portion of rider fees.

If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.

If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

o payouts begin no later than one year after your death, or other date as permitted by the IRS; and

o the payout period does not extend beyond the beneficiary's life or life expectancy.


44 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

QUALIFIED ANNUITIES

o SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects to treat the contract as his/her own, the following describes the standard death benefit:

o If your spouse was age 75 or younger as of the date we issued the contract, the beneficiary of your spouse's contract receives the greater of:

      o contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

      o     purchase payments minus adjusted partial surrenders.

If your spouse was age 76 or older as of the date we issued the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal, less a pro rata portion of rider fees.

If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.

o NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age
      70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

      o the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

      o payouts begin no later than one year following the year of your death; and

      o the payout period does not extend beyond the beneficiary's life or life expectancy.

o ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

DEATH BENEFIT PAYMENT IN A LUMP SUM: We may pay all or part of the death benefit to your beneficiary in a lump sum under either a nonqualified or qualified annuity. We will pay the death benefit by check unless your beneficiary has chosen to have the death benefit payment directly deposited into a checking account.

OPTIONAL BENEFITS

OPTIONAL DEATH BENEFITS

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROPP)

The ROPP is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of:

o contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

o     purchase payments minus adjusted partial surrenders.

ADJUSTED PARTIAL SURRENDERS FOR THE ROPP DEATH BENEFIT
                                                              PS X DB
                                                              -------
                                                                CV

      PS = the partial surrender including any applicable surrender charge.

      DB = the death benefit on the date of (but prior to) the partial surrender.

      CV = the contract value on the date of (but prior to) the partial surrender.

The death benefit will never be less than the surrender value adjusted by the MVA formula.

If this ROPP rider is available in your state and you are age 76 or older at contract issue, you may choose to add the ROPP to your contract. Generally, you must elect the ROPP at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the ROPP may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the ROPP for new contracts.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- PROSPECTUS  45

TERMINATING THE ROPP

o You may terminate the ROPP rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the ROPP rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The ROPP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

If you terminate the ROPP, the standard death benefit applies.

For an example, see Appendix D.

IF YOUR SPOUSE IS THE SOLE BENEFICIARY AND WAS AGE 76 OR OLDER AS OF THE DATE WE ISSUED THE CONTRACT, he or she may choose to continue the ROPP. In that case, the ROPP rider charges described in "Charges -- ROPP Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary. Your spouse also has the option of discontinuing the ROPP rider within 30 days of the date he or she elects to continue the contract. If your spouse is age 75 or younger as of the date we issued the contract, the ROPP will terminate.

NOTE: For special tax considerations associated with the ROPP, see "Taxes."

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)

The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to the GPAs, regular fixed account or Special DCA fixed account values during the time you have amounts allocated to these accounts. Be sure to discuss with your sales representative whether or not the MAV is appropriate for your situation.

If this MAV rider is available in your state and you are age 75 or younger at contract issue, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the MAV for new contracts.

On the first contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value to the higher of these values. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

o contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

o     purchase payments minus adjusted partial surrenders; or

o the maximum anniversary value as calculated on the most recent contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

The death benefit will never be less than the surrender value adjusted by the MVA formula.

TERMINATING THE MAV

o You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.

For an example, see Appendix D.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the


46 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

MAXIMUM FIVE YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-YEAR MAV)

The 5-Year MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The 5-Year MAV does not provide any additional benefit before the fifth contract anniversary after the rider effective date. The 5-Year MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum five year anniversary value at age 81, the 5-Year MAV rider fee continues to apply until the rider terminates. In addition, the 5-Year MAV does not provide any additional benefit with respect to the GPAs, regular fixed account or Special DCA fixed account values during the time you have amounts allocated to these accounts. Be sure to discuss with your sales representative whether or not the 5-Year MAV is appropriate for your situation.

If this 5-Year MAV rider is available in your state and you are age 75 or younger at contract issue, you may choose to add the 5-Year MAV to your contract. Generally, you must elect the 5-Year MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the 5-Year MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the 5-Year MAV for new contracts.

On the fifth contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every fifth contract anniversary after that, through age 80, we compare the previous 5-year anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value to the higher of these values. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

o contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

o     purchase payments minus adjusted partial surrenders; or

o the maximum anniversary value as calculated on the most recent fifth contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

The death benefit will never be less than the surrender value adjusted by the MVA formula.

TERMINATING THE 5-YEAR MAV

o You may terminate the 5-Year MAV rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the 5-Year MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The 5-Year MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o The 5-Year MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the 5-Year MAV, the standard death benefit applies.

For an example, see Appendix D.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the 5-Year MAV. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the 5-Year MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the 5-Year MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the 5-Year MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the 5-Year MAV rider, the contract value will be increased to the 5-Year MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.


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ENHANCED EARNINGS DEATH BENEFIT (EEB)

The EEB is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEB provides for reduced benefits if you are age 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary. The EEB also may result in reduced benefits if you take RMDs (see "Taxes -- Qualified Annuities -- Required Minimum Distributions") from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because the benefit paid by the EEB is determined by the amount of earnings at death. Be sure to discuss with your sales representative and your tax advisor whether or not the EEB is appropriate for your situation.

If this EEB rider is available in your state and you are age 75 or younger at the rider effective date, you may choose to add the EEB to your contract. Generally, you must elect the EEB at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the EEB may be after we issue the contract according to terms determined by us and at our sole discretion. You may not select this rider if you select the EEP. We reserve the right to discontinue offering the EEB for new contracts.

The EEB provides that if you die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o the standard death benefit amount (see "Benefits in Case of Death -- Standard Benefit"), the MAV death benefit amount, if applicable, or the 5-Year MAV death benefit amount, if applicable,

PLUS

o 40% of your earnings at death if you were under age 70 on the rider effective date; or

o 15% of your earnings at death if you were age 70 or older on the rider effective date.

Additional death benefits payable under the EEB are not included in the adjusted partial surrender calculation.

EARNINGS AT DEATH FOR THE EEB AND EEP: If the rider effective date for the EEB or EEP is the contract issue date, earnings at death is an amount equal to:

      o the standard death benefit amount, the MAV death benefit amount, or the 5-Year MAV death benefit amount if applicable (the "death benefit amount")

      o     MINUS purchase payments not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.

If the rider effective date for the EEB is AFTER the contract issue date, earnings at death is an amount equal to the death benefit amount

      o     MINUS the greater of:

      o the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

      o an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date

      o PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% multiplied by:

      o     the greater of:

      o the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

      o an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date

      o PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered that are one or more years old.

TERMINATING THE EEB

o You may terminate the EEB rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the EEB rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.

o The EEB rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o The EEB rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

For an example, see Appendix D.


48  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
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IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, and your spouse chooses to continue the contract as the contract owner, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEB. If your spouse is age 76 or older at the time he or she elects to continue the contract, then the EEB rider will terminate. If your spouse is less than age 76 at the time he or she elects to continue the contract, he or she may choose to continue the EEB. In this case, the following conditions will apply:

o the EEB rider will continue, but we will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

o the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

o the EEB rider charges described in "Charges -- EEB Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEB rider.

NOTE: For special tax considerations associated with the EEB, see "Taxes."

ENHANCED EARNINGS PLUS DEATH BENEFIT (EEP)

The EEP is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEP provides for reduced benefits if you are age 70 or older at the rider effective date. It does not provide any additional benefit before the first contract anniversary and it does not provide any benefit beyond what is offered under the EEB during the second contract year. The EEP also may result in reduced benefits if you take RMDs (see "Taxes -- Qualified Annuities -- Required Minimum Distributions") from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because part of the benefit paid by the EEP is determined by the amount of earnings at death. Be sure to discuss with your sales representative and your tax advisor whether or not the EEP is appropriate for your situation.

If this EEP rider is available in your state and you are age 75 or younger at contract issue, you may choose to add the EEP to your contract. You must elect the EEP at the time you purchase your contract and your rider effective date will be the contract issue date. THIS RIDER IS ONLY AVAILABLE UNDER ANNUITIES PURCHASED THROUGH AN EXCHANGE OR DIRECT TRANSFER FROM ANOTHER ANNUITY OR A LIFE INSURANCE POLICY. You may not select this rider if you select the EEB. We reserve the right to discontinue offering the EEP for new contracts.

The EEP provides that if you die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o EEP Part I benefits, which equal the benefits payable under the EEB described above;

PLUS

o EEP Part II benefits, which equal a percentage of exchange purchase payments identified at issue not previously surrendered as follows:

                                            PERCENTAGE IF YOU ARE                          PERCENTAGE IF YOU ARE
CONTRACT YEAR                      UNDER AGE 70 ON THE RIDER EFFECTIVE DATE        70 OR OLDER ON THE RIDER EFFECTIVE DATE
One and Two                                            0%                                            0%
Three and Four                                        10%                                         3.75%
Five or more                                          20%                                          7.5%


Additional death benefits payable under the EEP are not included in the adjusted partial surrender calculation.

If after 6 months, no exchange purchase payments have been received, we will contact you and you will have an additional 30 days to follow-up on exchange purchase payments identified at issue but not received by us. If after these 30 days we have not received any exchange purchase payments, we will convert the EEP rider into an EEB.

Another way to describe the benefits payable under the EEP rider is as follows:

o the standard death benefit amount (see "Benefits in Case of Death -- Standard Death Benefit"), the MAV death benefit amount, or 5-Year MAV death benefit amount, if applicable,

PLUS

                IF YOU ARE UNDER AGE 70                                         IF YOU ARE AGE 70
CONTRACT YEAR   ON THE RIDER EFFECTIVE DATE, ADD ...                            OR OLDER ON THE RIDER EFFECTIVE DATE, ADD ...
      1         Zero                                                            Zero
      2         40% x earnings at death (see above)                             15% x earnings at death
  3 & 4         40% x (earnings at death + 25% of exchange purchase payment*)   15% x (earnings at death + 25% of exchange purchase
                                                                                       payment*)
      5+        40% x (earnings at death + 50% of exchange purchase payment*)   15% x (earnings at death + 50% of exchange purchase
                                                                                       payment*)

* Exchange purchase payments are purchase payments exchanged from another annuity or policy that are identified at issue and not previously surrendered.


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

We are not responsible for identifying exchange purchase payments if we did not receive proper notification from the company from which the purchase payments are exchanged.

TERMINATING THE EEP

o You may terminate the EEP rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the EEP rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The EEP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o     The EEP rider will terminate in the case of an ownership change.

o The EEP rider will terminate in the case of the spousal continuation if the new owner is age 76 or older.

For an example, see Appendix D.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, and your spouse chooses to continue the contract as the contract owner, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEP. If your spouse has reached age 76 at the time he or she elects to continue the contract, the EEP rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she cannot continue the EEP. However, he or she may choose to convert the EEP rider into an EEB. In this case, the following conditions will apply:

o the EEB rider will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

o the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

o the EEB rider charges described in "Charges -- EEB Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the EEB rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEP rider.

If your spouse chooses not to convert the EEP rider into an EEB, the standard death benefit amount (or the MAV or 5-Year MAV death benefit amount, if applicable,) will apply.

NOTE: For special tax considerations associated with the EEP, see "Taxes."

OPTIONAL LIVING BENEFITS

GUARANTEED MINIMUM ACCUMULATION BENEFIT (ACCUMULATION BENEFIT) RIDER

THE ACCUMULATION BENEFIT RIDER IS NOT AVAILABLE FOR RAVA 4 ACCESS.

The Accumulation Benefit rider is an optional benefit that you may select for an additional charge. It is available for nonqualified annuities and qualified annuities except under 401(a) plans. The Accumulation Benefit rider specifies a waiting period that ends on the benefit date. The Accumulation Benefit rider provides a one-time adjustment to your contract value on the benefit date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that benefit date. On the benefit date, if the contract value is equal to or greater than the Minimum Contract Accumulation Value, as determined under the Accumulation Benefit rider, the Accumulation Benefit rider ends without value and no benefit is payable.

If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Benefit rider will terminate without value and no benefits will be paid. EXCEPTION: if you are still living on the benefit date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Benefit rider on the valuation date your contract value reached zero.

If you are 80 or younger at contract issue and this rider is available in your state, you may elect the Accumulation Benefit rider at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Benefit rider may not be terminated once you have elected it except as described in the "Terminating the Rider" section below. An additional charge for the Accumulation Benefit rider will be assessed annually during the waiting period. The rider ends when the waiting period expires and no further benefit will be payable and no further charges for the rider will be deducted. The Accumulation Benefit rider may not be purchased with the optional GWB for Life(SM) rider. When the rider ends, you may be able to purchase another optional rider we then offer by written request received within 30 days of that contract anniversary date. The Accumulation Benefit rider may not be available in all states.


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You should consider whether an Accumulation Benefit rider is appropriate for you because:

o you must participate in the PN program and you must elect one of the model portfolios. This requirement limits your choice of subaccounts, regular fixed account and GPAs (if available) to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to other contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program");

o you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Benefit rider. Some exceptions apply (see "Additional Purchase Payments with Elective Step Up" below);

o if you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;

o if you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Benefit rider, which is the length of the waiting period under the Accumulation Benefit rider, in order to receive the benefit, if any, provided by the Accumulation Benefit rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Benefit rider may provide;

o the 10 year waiting period under the Accumulation Benefit rider will restart if you exercise the Elective Step-Up Option (described below) or your surviving spouse exercises the spousal continuation Elective Step-Up (described below); and

o the 10 year waiting period under the Accumulation Benefit rider may be restarted if you elect to change your model portfolio to one that causes the Accumulation Benefit rider charge to increase (see "Charges").

Be sure to discuss with your sales representative whether an Accumulation Benefit rider is appropriate for your situation.

HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE OPERATION OF THE ACCUMULATION BENEFIT:

BENEFIT DATE: This is the first valuation date immediately following the expiration of the waiting period.

MINIMUM CONTRACT ACCUMULATION VALUE (MCAV): An amount calculated under the Accumulation Benefit rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.

ADJUSTMENTS FOR PARTIAL SURRENDERS: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying
(a) and (b) where:

(a) is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and

(b) is the MCAV on the date of (but immediately prior to) the partial surrender.

WAITING PERIOD: The waiting period for the rider is 10 years.

We reserve the right to restart the waiting period on the latest contract anniversary if you change your model portfolio after we have exercised our rights to increase the rider fee.

Your initial MCAV is equal to your initial purchase payment and any purchase payment credit. It is increased by the amount of any subsequent purchase payments and purchase payment credits received within the first 180 days that the rider is effective. It is reduced by any adjustments for partial surrenders made during the waiting period.

AUTOMATIC STEP UP

On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:

1.    80% of the contract value on the contract anniversary; or

2.    the MCAV immediately prior to the automatic step up.

The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the Automatic Step Up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The automatic step up of the MCAV does not restart the waiting period or increase the charge (although the total fee for the rider may increase).


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

ELECTIVE STEP UP OPTION

Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.

When you exercise the annual elective step up, we may be charging more for the Accumulation Benefit rider at that time. If your MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Benefit rider, you will pay the charge that is in effect on the valuation date we receive your written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary. Failure to exercise this elective step up in subsequent years will not reinstate any prior waiting period. Rather, the waiting period under the rider will always commence from the most recent anniversary for which the elective step up option was exercised.

The elective step up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The elective step up option is not available to non-spouse beneficiaries that continue the contract during the waiting period.

ADDITIONAL PURCHASE PAYMENTS WITH ANNUAL ELECTIVE STEP UPS

If your MCAV is increased as a result of Elective Step Up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments and purchase payment credits (if applicable) received during this period.

SPOUSAL CONTINUATION

If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Benefit rider, the spouse will pay the charge that is in effect on the valuation date we receive their written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary.

TERMINATING THE RIDER

The rider will terminate under the following conditions:

      The rider will terminate before the benefit date without paying a benefit on the date:

      o     you take a full surrender; or

      o     annuitization begins; or

      o the contract terminates as a result of the death benefit being paid.

      The rider will terminate on the benefit date.

For an example, see Appendix E.

GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) (GWB for Life(SM)) RIDER

THE GWB FOR LIFE(SM) RIDER IS NOT AVAILABLE FOR RAVA 4 ACCESS.

The GWB for Life(SM) rider is an optional benefit that you may select for an additional annual charge if:

o     the rider is available in your state; and

o you are age 80 or younger on the contract issue date; or, if an owner is a nonnatural person, then the annuitant is age 80 or younger on the contract issue date.

You must elect the GWB for Life(SM) rider when you purchase your contract. The rider effective date will be the contract issue date. It is available for nonqualified annuities and qualified annuities except under 401(a) plans.

The GWB for Life(SM) rider guarantees that you will be able to withdraw up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin, until you have recovered at minimum all of your purchase payments plus any purchase payment credits. And, under certain limited circumstances defined in the rider, you have the right to take a specified amount of partial withdrawals in each contract year until death (see "At Death" heading below) --even if the contract value is zero.

Your contract provides for annuity payouts to begin on the Settlement Date (see "Buying Your Contract - Settlement Date"). Before the settlement date, you have the right to surrender some or all of your contract value, less applicable administrative, surrender and rider charges imposed under the contract at the time of the surrender (see "Surrenders"). Because your contract value will fluctuate


52  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
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

depending on the performance of the underlying funds in which the subaccounts invest, the contract itself does not guarantee that you will be able to take a certain surrender amount each year before the annuity payouts begin, nor does it guarantee the length of time over which such surrenders can be made before the annuity payouts begin.

The GWB for Life(SM) rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and do not intend to elect an annuity payout and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.

Under the terms of the GWB for Life(SM) rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see "Waiting period" heading below) and whether or not the lifetime withdrawal benefit has become effective:

(1) The basic withdrawal benefit gives you the right to take limited partial withdrawals in each contract year and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments plus any purchase payment credits. Key terms associated with the basic withdrawal benefit are "Guaranteed Benefit Payment (GBP)," "Remaining Benefit Payment (RBP)," "Guaranteed Benefit Amount (GBA)," and "Remaining Benefit Amount (RBA)." See these headings below for more information.

(2) The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited partial withdrawals until the later of death (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit)is reduced to zero. Key terms associated with the lifetime withdrawal benefit are "Annual Lifetime Payment (ALP)," "Remaining Annual Lifetime Payment (RALP)," "Covered Person," and "Annual Lifetime Payment Attained Age (ALPAA)." See these headings below for more information.


Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the covered person reaches age 65 or the rider effective date if the covered person is age 65 or older on the rider effective date ( see "Annual Lifetime Payment Attained Age (ALPAA)" heading below).


Provided the annuity payouts have not begun, the GWB for Life(SM) rider guarantees that you may take the following partial withdrawal amounts each contract year:

o After the waiting period and before the establishment of the ALP, the rider guarantees that each year you can cumulatively withdraw an amount equal to the GBP;

o During the waiting period and before the establishment of the ALP, the rider guarantees that each year you can cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;

o After the waiting period and after the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the ALP or the GBP, but the rider does not guarantee withdrawals of the sum of both the ALP and the GBP in a contract year;

o During the waiting period and after the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawals of the sum of both the RALP and the RBP in a contract year;

If you withdraw less than the allowed partial withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your partial withdrawals in each contract year do not exceed the annual partial withdrawal amount allowed under the rider, and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for partial withdrawals are protected (i.e., will not decrease).

If you withdraw more than the allowed partial withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing", "RBA Excess Withdrawal Processing", and "ALP Excess Withdrawal Processing" headings below). Please note that each of the two benefits has its own definition of the allowed annual withdrawal amount. Therefore, a partial withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, basic benefit only, or both.

If your withdrawals exceed the greater of the RBP or the RALP, surrender charges under the terms of the contract may apply (see "Charges - Surrender Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. Market value adjustments, if applicable, will also be made (see "Guarantee Period Accounts
(GPAs) -Market Value Adjustment"). We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits. (see "Benefits in Case of Death" and "Optional Benefits"). Upon full surrender of the contract, you will receive the remaining contract value less any applicable charges (see "Surrenders").

The rider's guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see "Annual Step Up" heading below). If you exercise the annual step up election, the spousal


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continuation step up election (see "Spousal Continuation Step Up" heading below) or change your PN program model portfolio, the rider charge may increase (see "Charges").

If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the third rider anniversary. You may take withdrawals after the waiting period without reversal of prior step ups.

You should consider whether the GWB for Life(SM) rider is appropriate for you because:

o LIFETIME WITHDRAWAL BENEFIT LIMITATIONS: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:

      (a) Once the contract value is less than $600, payments are made for as long as the oldest owner or, if an owner is a nonnatural person, the oldest annuitant, is living (see "If Contract Value Reduces to Less than $600" heading below). However, if the contract value is $600 or greater, the guaranteed lifetime withdrawal benefit terminates when a death benefit becomes payable (see "At Death" heading below). Therefore, it is possible for the lifetime withdrawal benefit to end while the person(s) relying on the lifetime withdrawal benefit is /are still alive. This possibility may present itself when there are multiple contract owners; when one of the contract owners dies the benefit terminates even though other contract owners are still living.

      (b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.

      (c) When the lifetime withdrawal benefit is first established, the initial ALP is based on the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below), unless there has been a spousal continuation or ownership change. Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.

      (d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the GWB for Life(SM) rider will terminate.

o USE OF THE PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM IS REQUIRED: You must elect one of the model portfolios of the PN program. This requirement limits your choice of subaccounts, regular fixed account and GPAs (if available) to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program".) Subject to state restrictions, we reserve the right to limit the number of model portfolios from which you can select based on the dollar amount of purchase payments you make.

o TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including partial withdrawals taken from the contract under the terms of this rider, are treated less favorably than amounts received as annuity payments under the contract. (See "Taxes--Nonqualified Annuities".) Withdrawals before age 59 1/2 may incur a 10% IRS early withdrawal penalty and may be considered taxable income. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

o TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that exceeds the specified amount of withdrawal available under the rider. Partial withdrawals in any contract year that exceed the guaranteed amount available for withdrawal may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for this contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

o TAX CONSIDERATIONS FOR TSAS: If your contract is a TSA, your right to take a surrender is restricted (see "TSA - Special Surrender Provisions"), so the rider may be of limited value to you. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

o LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions.

o LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER THIS CONTRACT: If you select the GWB for Life(SM) rider, you may not elect the Accumulation Benefit rider.


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o     NON-CANCELABLE: Once elected, the GWB for Life(SM) rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin.

o INTERACTION WITH TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see "Charges - Surrender Charge"). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw in a contract year under the contract's TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal procedures described below for the GBA, RBA and ALP.

KEY TERMS AND PROVISIONS OF THE GWB FOR LIFE(SM) RIDER ARE DESCRIBED BELOW:

WITHDRAWAL: For the purposes of this rider, the term "withdrawal" is equal to the term "surrender" in the contract or any other riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.

PARTIAL WITHDRAWALS: A withdrawal of an amount that does not result in a surrender of the contract. The partial withdrawal amount is a gross amount and will include any withdrawal charge and any market value adjustment.

WAITING PERIOD: The period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. The current waiting period is three years.

GUARANTEED BENEFIT AMOUNT (GBA): The total cumulative amount available for partial withdrawals over the life of the rider. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. Rather, the GBA is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

The GBA is determined at the following times, calculated as described:

o At contract issue -- the GBA is equal to the initial purchase payment, plus any purchase payment credit;

o When you make additional purchase payments -- each additional purchase payment has its own GBA equal to the amount of the purchase payment plus any purchase payment credit.

o At step up -- (see "Annual Step Up," and "Spousal Continuation Step Up" headings below).

o When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.

o When you make a partial withdrawal during the waiting period and after a step-up -- Any prior annual step-ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment plus any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

o When you make a partial withdrawal at any time and the amount withdrawn is:

      (a) less than or equal to the total RBP -- the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged.

      (b) is greater than the total RBP -- GBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

GBA EXCESS WITHDRAWAL PROCESSING

The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the excess withdrawal; or (b) the contract value immediately following the withdrawal.

If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus
(a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT (RBA): Each withdrawal you make reduces the amount of GBA that is guaranteed by this rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.


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The RBA is determined at the following times, calculated as described:

o     At contract issue -- the RBA is equal to the initial purchase payment;

o When you make additional purchase payments -- each additional purchase payment has its own RBA initially set equal to that payment's GBA,

o At step up -- (see "Annual Step Up," and "Spousal Continuation Step Up" headings below).

o When you make a partial withdrawal during the waiting period and after a step-up -- Any prior annual step-ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment plus any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

o When you make a partial withdrawal at any time and the amount withdrawn is:

      (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment's RBA is reduced in proportion to its RBP.

      (b) is greater than the total RBP -- RBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. Please note that if the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

RBA EXCESS WITHDRAWAL PROCESSING

The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, both the total RBA and each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:

      1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

      2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for partial withdrawals in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase payment has its own GBP, which is equal to the lesser of that payment's RBA or 7% of that payment's GBA, and the total GBP is the sum of the individual GBPs.

During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.

The GBP is determined at the following times, calculated as described:

o     At contract issue-- the GBP is established as 7% of the GBA value.

o At each contract anniversary -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value.

o When you make additional purchase payments -- each additional purchase payment has its own GBP equal to 7% of the purchase payment's amount plus any purchase payment credit.

o At step up -- (see "Annual Step Up," and "Spousal Continuation Step Up" headings below).

o When an individual RBA is reduced to zero -- the GBP associated with that RBA will also be reset to zero.

o When you make a partial withdrawal during the waiting period and after a step-up -- Any prior annual step-ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment. Each payment's GBP will be reset to 7% of the sum of that purchase payment and any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made

o When you make a partial withdrawal at any time and the amount withdrawn is:

      (a)   less than or equal to the total RBP -- the GBP remains unchanged.

      (b) is greater than the total RBP -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value, based on the RBA and GBA after the withdrawal. If the partial withdrawal is made during the waiting period, these calculations are done AFTER any previously applied annual step ups have been reversed.

REMAINING BENEFIT PAYMENT (RBP): The amount available for partial withdrawals for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount may be less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.


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The RBP is determined at the following times, calculated as described:

o At the beginning of each contract year during the waiting period and prior to any withdrawal -- the RBP for each purchase payment is set equal to that purchase payment plus any purchase payment credit, multiplied by 7%.

o At the beginning of any other contract year -- the RBP for each purchase payment is set equal to that purchase payment's GBP.

o When you make additional purchase payments -- each additional purchase payment has its own RBP equal to that payment's GBP.

o At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

o At spousal continuation - See "Spousal Option to Continue the Contract" heading below.

o When an individual RBA is reduced to zero -- the RBP associated with that RBA will also be reset to zero.

o When you make any partial withdrawal -- the total RBP is reset to equal the total RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCESSING AND RBA EXCESS WITHDRAWAL PROCESSING ARE APPLIED and the amount available for the future partial withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.


COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments. The covered person is the oldest contract owner unless otherwise specified on your contract data page. If an owner is a nonnatural person (i.e. trust or corporation), the covered person is the oldest annuitant. The covered person may change during the contract's life if there is a spousal continuation or a change of contract ownership. If the covered person changes, we recompute the benefits guaranteed by the rider, based on the life of the new covered person, which may reduce the amount of the lifetime withdrawal benefit.


ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA): The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date following the date the covered person reaches age 65.

ANNUAL LIFETIME PAYMENT (ALP): Once established, the ALP at any time is the amount available for withdrawals in each contract year after the waiting period until the later of death (see "At Death" heading below), or the RBA is reduced to zero, under the lifetime withdrawal benefit. The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.

During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.

THE ALP IS DETERMINED AT THE FOLLOWING TIMES:

o The later of the contract effective date or the contract anniversary date following the date the covered person reaches age 65 -- the ALP is established as 6% of the total RBA.

o When you make additional purchase payments -- each additional purchase payment increases the ALP by 6% of the amount of the purchase payment plus any purchase payment credit.


o At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).


o At contract ownership change -- (see "Spousal Option to Continue the Contract" and "Contract Ownership Change" headings below).

o When you make a partial withdrawal during the waiting period and after a step-up -- Any prior annual step-ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments plus any purchase payment credits, multiplied by 6%. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

o When you make a partial withdrawal at any time and the amount withdrawn is:

      (a)   less than or equal to the RALP -- the ALP remains unchanged.

      (b) is greater than the RALP -- ALP EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE ALP. Please note that if the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.


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ALP EXCESS WITHDRAWAL PROCESSING

The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or 6% of the contract value immediately following the withdrawal.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for partial withdrawals for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the RALP is zero.

THE RALP IS DETERMINED AT THE FOLLOWING TIMES:

o The later of the contract effective date or the contract anniversary date following the date the covered person reaches age 65, and:

      (a) During the waiting period and Prior to any withdrawals -- the RALP is established equal to 6% of the sum of purchase payments and purchase payment credits.

      (b)   At any other time -- the RALP is established equal to the ALP.

o At the beginning of each contract year during the waiting period and prior to any withdrawals -- the RALP is set equal to the total purchase payments plus any purchase payment credits, multiplied by 6%.

o At the beginning of any other contract year -- the RALP is set equal to ALP.

o When you make additional purchase payments -- each additional purchase payment increases the RALP by 6% of the sum of the purchase payment and any purchase payment credit.

o When you make any partial withdrawal -- the RALP equals the RALP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCESSING IS APPLIED and the amount available for future partial withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from this contract and the RMD calculated separately for this contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of the RMD that exceeds the RBP or RALP will not be subject to excess withdrawal processing provided that the following conditions are met:

o     The RMD is the life expectancy RMD for this contract alone; and

o     The RMD amount is based on the requirements of the Code section 401(a)
      (9), related Code provisions and regulations thereunder that were in effect on the effective date of this rider.

Withdrawal amounts greater than the RBP or RALP on the contract anniversary date that do not meet these conditions will result in excess withdrawal processing as described above. See Appendix F for additional information.

STEP UP DATE: The date any step up becomes effective, and depends on the type of step up being applied (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP, and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP, and RALP, and may extend the payment period or increase the allowable payment.

The annual step up is subject to the following rules:

o The annual step up is available when the RBA, or if established, the ALP, would increase on the step up date.

o     Only one step up is allowed each contract year.

o If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the annual step up will not be available until the third rider anniversary.

o If the application of the step up does not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.

o If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your sales representative. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.


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o     The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.

o Please note it is possible for the ALP and RALP to step up even if the RBA or GBA do not step up and it is also possible for the RBA and GBA to step up even if the ALP and RALP do not step up.

The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

o The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.

o The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.

o The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

o     The total RBP will be reset as follows:

      (a) During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.

      (b) At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made in the current contract year, but never less than zero.

o The ALP will be reset to the greater of the ALP immediately prior to the step up date or 6% of the contract value on the step up date.

o     The RALP will be reset as follows:

      (a) During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.

      (b) At any other time, the RALP will be reset as the increased ALP less all prior withdrawals made in the current contract year, but never less than zero.

SPOUSAL OPTION TO CONTINUE THE CONTRACT: If a surviving spouse elects to continue the contract, the GWB for Life(SM) rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled; the covered person will be re-determined and is the covered person referred to below; and the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:

o     The GBA, RBA, and GBP values remain unchanged.

o The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

o If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the date of continuation -- the ALP will be established on the contract anniversary following the date the covered person reaches age 65 as the lesser of the RBA or the anniversary contract value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.

o If the ALP has not yet been established but the new covered person is age 65 or older as of the date of continuation -- the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior partial withdrawals made in the current contract year, but will never be less than zero.

o If the ALP has been established but the new covered person has not yet reached age 65 as of the date of continuation -- the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to equal the ALP.

o If the ALP has been established and the new covered person is age 65 or older as of the date of continuation -- the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to equal to the ALP less all prior withdrawals made in the current contract year, but never less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the change of covered person (see "Covered Person" heading above).

SPOUSAL CONTINUATION STEP UP: If a surviving spouse elects to continue the contract, another elective step up option becomes available. To exercise the step up, the spouse or the spouse's sales representative must submit a request within 30 days of the date of continuation. The step up date is the date we receive the spouse's request to step up. If the request is received after the close of business, the step up date will be the next valuation day. The GBA, RBA, GBP, RBP, ALP and RALP will be reset in the same fashion as the annual step up.

If the spousal continuation step up option is exercised and we have increased the charge for the rider, the spouse will pay the charge that is in effect on the step up date.


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IF CONTRACT VALUE REDUCES TO LESS THAN $600: If the contract value reduces to less than $600 and the total RBA remains greater than zero, you will be paid in the following scenarios:

1) The ALP has not yet been established and the contract value is reduced to less than $600 for any reason other than full or partial surrender of more than the RBP. In this scenario, you can choose to:

      (a)   receive the remaining schedule of GBPs until the RBA equals zero;
            or

      (b) wait until the rider anniversary following the date the covered person reaches age 65, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.

      We will notify you of this option. If no election is made, the ALP will be paid.

2) The ALP has been established and the contract value reduces to less than $600 as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:

      (a)   the remaining schedule of GBPs until the RBA equals zero; or

      (b) the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero. We will notify you of this option. If no election is made, the ALP will be paid.

3) The ALP has been established and the contract value falls to less than $600 as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.

4) The ALP has been established and the contract value falls to less than $600 as a result of a partial withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the Covered Person.

Under any of these scenarios:

o The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually.

o     We will no longer accept additional purchase payments;

o     You will no longer be charged for the rider;

o     Any attached death benefit riders will terminate; and

o The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

The GWB for Life(SM) rider and the contract will terminate under either of the following two scenarios:

o If the contract value falls to zero as a result of a withdrawal that is greater than the RBP and RALP. This is full surrender of the contract.

o If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.

AT DEATH: If the contract value is greater than zero, then the GWB for Life(SM) rider will terminate when the death benefit becomes payable (see "Benefits in Case of Death"). The beneficiary may elect to take the death benefit as a lump sum under the terms of the contract (see "Benefits in Case of Death") or the annuity payout option (see "Remaining Benefit Amount Payout Option" heading below).

If the contract value equals zero and the death benefit becomes payable, the following will occur:

o If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

o If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

o If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

o If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

o If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.


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CONTRACT OWNERSHIP CHANGE: If the contract changes ownership (see "Changing
Ownership"), the covered person will be redetermined and is the covered person referred to below. The GBA, RBA, GBP, RBP values will remain unchanged. The ALP and RALP will be reset with an effective date as follows:

o If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the ownership change date -- the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 65. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments plus purchase payment credits, multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set equal to the ALP.

o If the ALP has not yet been established but the new covered person is age 65 or older as of the ownership change date -- the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments plus purchase payment credits, multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set equal to the ALP less all prior withdrawals made in the current contract year but not less than zero.

o If the ALP has been established but the new covered person has not yet reached age 65 as of the ownership change date -- the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to equal the lesser of the ALP or total purchase payments plus any purchase payment credits, multiplied by 6%. If the time period ends at any other time, the RALP will be reset to equal the ALP.

o If the ALP has been established and the new covered person is age 65 or older as of the ownership change date -- the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments plus purchase payment credits, multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to equal the ALP less all prior withdrawals made in the current contract year but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the change of covered person (see "Covered Person" heading above).

REMAINING BENEFIT AMOUNT PAYOUT OPTION: Several annuity payout plans are available under the contract. In addition to these annuity payout plans, a fixed annuity payout option is available under the GWB for Life(SM) rider.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This option may not be available if the contract is issued to qualify under
Section 403 or 408 of the Code. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS.

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the future schedule of GBPs if necessary to comply with the Code.

For an example, see Appendix E.


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THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date, plus or minus any applicable MVA on GPAs and less any applicable premium tax. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

o     the annuity payout plan you select;

o     your age and, in most cases, sex;

o     the annuity table in the contract; and

o     the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract --Transfer policies."

ANNUITY TABLES

The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to your age and, when applicable, your sex. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed interest rate results in a higher initial payout but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract value is used to purchase the payout plan*:

o PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only ONE monthly payout, we will not make any more payouts.

o PLAN B: LIFE ANNUITY WITH FIVE, TEN, 15, OR 20 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten, 15, or 20 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving owner. Payouts end with the death of the second annuitant.


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o     PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that the annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 5.17% and 6.67%, depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take surrender. (See "Taxes.")

o GWB FOR LIFE(SM) - RBA PAYOUT OPTION: If you have a GWB for Life(SM) rider under your contract, you may elect the Withdrawal Benefit RBA payout option as an alternative to the above annuity payout plans. This option may not be available if the contract is issued to qualify under Sections 403 or 408 of the Code. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using life expectancy tables published by IRS. Under this option, the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the total RBA at the time you begin this fixed payout option (see "Optional Benefits -- GWB for Life(SM)"). These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at the time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary.

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

o in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

o in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

o over a period certain not longer than your life expectancy or over the life expectancy of you and your designated beneficiary.

* For contracts purchased in Oregon, you cannot apply your contract value to an annuity payout plan during your first contract year.

WRITTEN INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the settlement date. Contract values that you allocated to the regular fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.


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TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the GPAs, regular fixed account, subaccounts and/or Special DCA fixed account in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. We will send you a tax information reporting form for any year in which we made a distribution according to our records.

NONQUALIFIED ANNUITIES

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

ANNUITY PAYOUTS: Generally, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A:
Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

SURRENDERS: If you surrender part of your nonqualified annuity before your annuity payouts begin, including withdrawals under a GWB for Life(SM) rider, your surrender payment will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. If you surrender all of your nonqualified annuity before your annuity payouts begin, including withdrawals under a GWB for Life(SM) rider, your surrender payment will be taxed to the extent that the surrender value immediately before the surrender exceeds the investment in the contract. You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

WITHHOLDING: If you receive taxable income as a result of an annuity payout or a surrender, including withdrawals under a GWB for Life(SM) rider, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion. The withholding requirements differ if we deliver the payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a contract is not exempt from estate or income taxes. Any amount your beneficiary receives that represents deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o     because of your death;

o     because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

o     if it is allocable to an investment before Aug. 14, 1982; or

o     if annuity payouts begin before the first contract anniversary.

TRANSFER OF OWNERSHIP: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.


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COLLATERAL ASSIGNMENT: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contact is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

SURRENDERS: Under a qualified annuity except a Roth IRA, the entire surrender will generally be includable as ordinary income and is subject to tax unless:
(1) the contract is an IRA to which you made non-deductible contributions; or
(2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contact is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans are subject to required withdrawals called required minimum distributions (RMDs) generally beginning at age 70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits and optional riders to increase. RMDs may reduce the value of certain death benefits and optional riders. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.

WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a surrender, including withdrawals under a GWB for Life(SM) rider, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding will not be imposed if:

o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

o     the payout is an RMD as defined under the Code;

o     the payout is made on account of an eligible hardship; or

o     the payout is a corrective distribution.

Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- PROSPECTUS  65

PENALTIES: If you receive amounts from your qualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

o     because of your death;

o     because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

o if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only); or

o     to pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when surrendered or paid out.

SPECIAL CONSIDERATIONS IF YOU SELECT ONE OF THE OPTIONAL RIDERS (ROPP, MAV, 5-YEAR MAV, EEB, EEP, ACCUMULATION BENEFIT OR GWB FOR LIFE(SM)): As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% IRS tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on your death as an annuity death benefit distribution, not as proceeds from life insurance.

COLLATERAL ASSIGNMENT: You may not collaterally assign or pledge a qualified annuity.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.


RIVERSOURCE LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.


TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o     the reserve held in each subaccount for your contract; divided by

o     the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.


66 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

o     laws or regulations change;

o     the existing funds become unavailable; or

o     in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

o     add new subaccounts;

o     combine any two or more subaccounts;

o     transfer assets to and from the subaccounts or the variable account; and

o     eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

ABOUT THE SERVICE PROVIDERS


PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

SALES OF THE CONTRACT

o Only securities broker-dealers ("selling firms") registered with the SEC and members of the NASD may sell the contract.

o The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. We agree to pay the selling firm (or an affiliated insurance agency) for contracts its sales representatives sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.

PAYMENTS TO SELLING FIRMS

o We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 6.00% each time you make a purchase payment. Other plans pay selling firms a smaller commission on purchase payments, and then pay ongoing commissions ("trail commissions"). We may pay trail commissions of up to 1% of the contract value. We do not pay or withhold payment of commissions based on which investment options you select.

o We may pay selling firms a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.

o In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms.
      These promotional incentives may include but are not limited to:

      o sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for sales representatives, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- PROSPECTUS  67

      o marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;

      o     providing service to contract owners; and

      o funding other events sponsored by a selling firm that may encourage the selling firm's sales representatives to sell the contract.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm's aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its sales representatives to favor the contracts.

SOURCES OF PAYMENTS TO SELLING FIRMS

We pay the commissions and other compensation described above from our assets. Our assets may include:

o revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

o compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The funds");

o compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

o revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

o fees and expenses we collect from contract owners, including surrender charges; and

o fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

POTENTIAL CONFLICTS OF INTEREST

Compensation payment arrangements with selling firms can potentially:

o give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.

o cause selling firms to encourage their sales representatives to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

o cause selling firms to grant us access to its sales representatives to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.

PAYMENTS TO SALES REPRESENTATIVES

o The selling firm pays its sales representatives. The selling firm decides the compensation and benefits it will pay its sales representatives.

o To inform yourself of any potential conflicts of interest, ask your sales representative before you buy how the selling firm and its sales representatives are being compensated and the amount of the compensation that each will receive if you buy the contract.

ISSUER

We issue the contracts. We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.



68 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

LEGAL PROCEEDINGS

The SEC, the NASD and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. RiverSource Life has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

RiverSource Life and its affiliates are involved in other proceedings concerning matters arising in connection with the conduct of their respective business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.

ADDITIONAL INFORMATION


INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE


To the extent and only to the extent that any statement in a document incorporated by reference into this prospectus is modified or superseded by a statement in this prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this prospectus. The Annual Report on Form 10-K for the year ended Dec. 31, 2005 and the Quarterly Reports in Form 10-Q for the quarterly periods ended March 31, 2006, June 30, 2006 and Sept. 30, 2006 that we previously filed with the SEC under the Securities Exchange Act of 1934 (1934 Act) and the Report of Unscheduled Material Events or Corporate Event on Form 8-K that we filed with the SEC on March 22, 2006 under the 1934 Act, are incorporated by reference into this prospectus. To access these documents, see "SEC Filings" under "Investors Relations" on our website at www.ameriprise.com.

RiverSource Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact RiverSource Life at the telephone number and address listed on the first page of this prospectus.


AVAILABLE INFORMATION


This prospectus is part of a registration statement we file with the SEC. Additional information on RiverSource Life and on this offering is available in the registration statement and other materials we file. You can obtain copies of these materials at the SEC's Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site that contains reports, proxy and information statements and other information regarding issuers that file electronically with the SEC. This prospectus, other information about the contract and other information incorporated by reference are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).


INDEMNIFICATION


Insofar as indemnification for liabilities arising under the Securities Act of 1933 (1933 Act) may be permitted to directors and officers or persons controlling RiverSource Life pursuant to the foregoing provisions, we have been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is therefore unenforceable.



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- PROSPECTUS  69

APPENDIX A: THE FUNDS

UNLESS AN ASSET ALLOCATION PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:

------------------------------------------------------------------------------------------------------------------------------------
INVESTING IN                       INVESTMENT OBJECTIVE AND POLICIES                                       INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital                   Growth of capital. Invests principally in common stocks of              A I M Advisors, Inc.
Appreciation Fund,                 companies likely to benefit from new or innovative
Series II Shares                   products, services or processes as well as those with
                                   above-average long-term growth and excellent prospects
                                   for future growth. The fund can invest up to 25% of its total assets in foreign securities that involve risks not associated with investing solely in the United States.
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital                   Long-term growth of capital. Invests primarily in securities            A I M Advisors, Inc.
Development Fund,                  (including common stocks, convertible securities and bonds)
Series II Shares                   of small- and medium-sized companies. The Fund may
                                   invest up to 25% of its total assets in foreign securities.
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial                 Capital growth. Actively managed. Invests at least 80% of               A I M Advisors, Inc.
Services Fund,                     its net assets in the equity securities and equity-related
Series II Shares                   instruments of companies involved in the financial services sector. These companies include, but are not limited to,
                                   banks, insurance companies, investment and miscellaneous
                                   industries (asset managers, brokerage firms, and
                                   government-sponsored agencies and suppliers to financial
                                   services companies).
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health             Capital growth. The fund seeks to meet its objective by                 A I M Advisors, Inc.
Care Fund, Series II Shares        investing, normally, at least 80% of its assets in securities of health care industry companies. The fund may invest up to
                                   20% of its total assets in companies located in developing countries, i.e., those countries that are in the initial stages of their industrial cycles. The fund may also invest up to 5% of its total assets in lower-quality debt securities, i.e., junk bonds.
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International             Long-term growth of capital. Invests primarily in a                     A I M Advisors, Inc.
Growth Fund,                       diversified portfolio of international equity securities, whose
Series II Shares                   issuers are considered to have strong earnings momentum.
                                   The fund may invest up to 20% of its total assets in security issuers located in developing countries and in securities
                                   exchangeable for or convertible into equity securities of
                                   foreign companies.
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS              Long-term growth of capital. The Fund invests at least 80%              AllianceBernstein L.P.
Global Technology                  of its net assets in securities of companies that use
Portfolio (Class B)                technology extensively in the development of new or
                                   improved products or processes. Invests in a global portfolio of securities of U.S. and foreign companies selected for their growth potential.
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS              Long-term growth of capital. Invests primarily in                       AllianceBernstein L.P.
Growth and Income                  dividend-paying common stocks of large, well-established,
Portfolio (Class B)                "blue chip" companies.
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS              Long-term growth of capital. Invests primarily in a                     AllianceBernstein L.P.
International Value                diversified portfolio of equity securities of established
Portfolio (Class B)                companies selected from more than 40 industries and from
                                   more than 40 developed and emerging market countries.
------------------------------------------------------------------------------------------------------------------------------------


70 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

------------------------------------------------------------------------------------------------------------------------------------
INVESTING IN                   INVESTMENT OBJECTIVE AND POLICIES                                 INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS          Long-term growth of capital. Invests primarily in equity          AllianceBernstein L.P.
Large Cap Growth               securities of U.S. companies. Unlike most equity funds, the
Portfolio (Class B)            Portfolio focuses on a relatively small number of intensively researched companies.
------------------------------------------------------------------------------------------------------------------------------------
American Century VP            Long-term capital growth with income as a secondary               American Century Investment
Mid Cap Value, Class II        objective. Invests primarily in stocks of companies that          Management, Inc.
                               management believes are undervalued at the time of purchase.
                               The fund will invest at least 80% of its assets in securities of companies whose market capitalization at the time of
                               purchase is within the capitalization range of the Russell 3000
                               Index, excluding the largest 100 such companies.
------------------------------------------------------------------------------------------------------------------------------------
American Century VP            Long-term capital growth. Invests primarily in                    American Century Investment
Ultra(R), Class II             U.S. companies, but there is no limit on the amount of            Management, Inc.
                               assets the Fund can invest in foreign companies.
------------------------------------------------------------------------------------------------------------------------------------
American Century VP            Long-term capital growth, with income as a secondary              American Century Investment
Value, Class II                objective. Invests primarily in stocks of companies that          Management, Inc.
                               management believes to be undervalued at the time of
                               purchase.
------------------------------------------------------------------------------------------------------------------------------------
Columbia High Yield            High level of current income with capital appreciation as a       Columbia Management Advisors, LLC
Fund, Variable Series,         secondary objective when consistent with the goal of high
Class B                        current income. The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in high yielding corporate debt securities, such as bonds,
                               debentures and notes that are rated below investment grade, or unrated securities which the Fund's investment advisor has determined to be of comparable quality. No more than 10% of the Fund's total assets will normally be invested in securities rated CCC or lower by S&P or Caa or lower by Moody's.
------------------------------------------------------------------------------------------------------------------------------------
Columbia Marsico Growth        Long-term growth of capital. The Fund invests primarily in        Columbia Management Advisors, LLC
Fund, Variable Series          equity securities of large-capitalization companies that are      (advisor); Marsico Capital
                               selected for their growth potential. It generally holds a core    Management, LLC (sub-advisor)
                               position of between 35 and 50 common stocks. It may hold
                               up to 25% of its assets in foreign securities.
------------------------------------------------------------------------------------------------------------------------------------
Columbia Marsico               Long-term growth of capital. The Fund normally invests at         Columbia Management Advisors, LLC
International Opportunities    least 65% of its assets in common stocks of foreign companies.    (advisor); Marsico Capital
Fund, Variable Series          While the Fund may invest in companies of any size, it            Management, LLC (sub-advisor)
                               focuses on large companies. These companies are selected for their long-term growth potential. The Fund normally invests in issuers from at least three different countries not including the United States and generally holds a core position of 35 to
                               50 common stocks. The Fund may invest in common stocks
                               of companies operating in emerging markets.
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust -          Total return. Invests in commodity-linked derivative              Credit Suisse Asset Management, LLC
Commodity Return               instruments backed by a portfolio of fixed-income
Strategy Portfolio             securities. The portfolio invests in commodity-linked
                               derivative instruments, such as commodity-linked notes,
                               swap agreements, commodity options, futures and options
                               on futures that provide exposure to the investment returns of the commodities markets without investing directly in
                               physical commodities.
------------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- PROSPECTUS  71

------------------------------------------------------------------------------------------------------------------------------------
INVESTING IN                   INVESTMENT OBJECTIVE AND POLICIES                                  INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable               Capital growth. To pursue this goal, the portfolio primarily       The Dreyfus Corporation
Investment Fund                invests in growth stocks of foreign companies. Normally,
International Equity           the portfolio invests at least 80% of its assets in stocks,
Portfolio, Service Shares      including common stocks, preferred stocks and convertible
                               securities, including those purchase in initial public offering.
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable               The portfolio seeks long-term capital growth. To pursue this       The Dreyfus Corporation
Investment Fund                goal, the portfolio normally invests at least 80% of its assets
International Value            in stocks. The portfolio ordinarily invests most of its assets
Portfolio, Service Shares      in securities of foreign companies which Dreyfus considers to be value companies. The portfolio's stock investments
                               may include common stocks, preferred stocks and
                               convertible securities, including those purchased in initial public offerings or shortly thereafter. The portfolio may
                               invest in companies of any size. The portfolio may also
                               invest in companies located in emerging markets.
------------------------------------------------------------------------------------------------------------------------------------
Eaton Vance VT                 High level of current income. Non-diversified mutual fund          Eaton Vance Management
Floating-Rate                  that normally invests primarily in senior floating rate loans
Income Fund                    ("Senior Loans"). Senior Loans typically are of below
                               investment grade quality and have below investment grade
                               credit ratings, which ratings are associated with having high risk, speculative characteristics. Investments are actively managed, and may be bought or sold on a daily basis
                               (although loans are generally held until repaid). The
                               investment adviser's staff monitors the credit quality of the
                               Fund holdings, as well as other investments that are available.
                               The Fund may invest up to 25% of its total assets in foreign securities and may engage in certain hedging transactions.
------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA                   Capital growth with the potential for current income. Invests      Evergreen Investment Management
Fundamental Large Cap          primarily in common stocks of large U.S. companies whose           Company, LLC
Fund - Class 2                 market capitalizations measured at time of purchase fall
                               within the market capitalization range of the companies
                               tracked by the Russell 1000(R) Index.
------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA International     Long-term capital growth, with modest income as a secondary        Evergreen Investment Management
Equity Fund - Class 2          objective. The Fund seeks to achieve its goal by investing         Company, LLC
                               primarily in equity securities issued by established, quality
                               non-U.S. companies located in countries with developed
                               markets and may purchase securities across all market
                               capitalizations. The Fund may also invest in emerging markets.
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R)  Seeks long-term capital appreciation. Normally invests             Fidelity Management & Research
Portfolio Service Class 2      primarily in common stocks. Invests in securities of               Company (FMR), investment manager;
                               companies whose value it believes is not fully recognized by       FMR U.K. and FMR Far East,
                               the public. Invests in either "growth" stocks or "value"           sub-investment advisers.
                               stocks or both. The fund invests in domestic and
                               foreign issuers.
------------------------------------------------------------------------------------------------------------------------------------


72 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

------------------------------------------------------------------------------------------------------------------------------------
INVESTING IN                   INVESTMENT OBJECTIVE AND POLICIES                                INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap        Long-term growth of capital. Normally invests primarily in       FMR, investment manager; FMR U.K.,
Portfolio Service Class 2      common stocks. Normally invests at least 80% of assets in        FMR Far East, sub-investment
                               securities of companies with medium market capitalizations.      advisers.
                               May invest in companies with smaller or larger market
                               capitalizations. Invests in domestic and foreign issuers.
                               The Fund invests in either "growth" or "value" common
                               stocks or both.
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas       Long-term growth of capital. Normally invests primarily in       FMR, investment manager; FMR U.K.,
Portfolio Service Class 2      common stocks of foreign securities. Normally invests at         FMR Far East, Fidelity International
                               least 80% of assets in non-U.S. securities.                      Investment Advisors (FIIA) and
                                                                                                FIIA U.K., sub-investment advisers.
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin                Seeks capital appreciation, with current income as a             Franklin Advisers, Inc.
Real Estate Fund - Class 2     secondary goal. The Fund normally invests at least 80% of
                               its net assets in investments of companies operating in the real estate sector.
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin                Seeks long-term total return. The Fund normally invests at       Franklin Advisory Services, LLC
Small Cap Value                least 80% of its net assets in investments of small
Securities Fund - Class 2      capitalization companies, and normally invests
                               predominantly in equity securities. For this Fund,
                               small-capitalization companies are those with market
                               capitalization values not exceeding $2.5 billion, at the time of purchase. The Fund invests mainly in equity securities of companies that the manager believes are undervalued.
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT Mutual Shares           Seeks capital appreciation, with income as a secondary goal.     Franklin Mutual Advisers, LLC
Securities Fund - Class 2      The Fund normally invests mainly in equity securities that the manager believes are undervalued. The Fund normally
                               invests primarily in undervalued stocks and to a lesser extent in risk arbitrage securities and distressed companies.
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs                  The Fund seeks long-term growth of capital and dividend          Goldman Sachs Asset
VIT Structured                 income. The Fund invests, under normal circumstances, at         Management, L.P.
U.S. Equity Fund               least 90% of its total assets (not including securities lending collateral and any investment of that collateral) measured at time of purchase ( "Total Assets ") in a diversified portfolio of equity investments in U.S. issuers, including foreign
                               companies that are traded in the United States. However, it is currently anticipated that, under normal circumstances, the Fund will invest at least 95% of its net assets plus any borrowings for investment purposes (measured at the time
                               of purchase) in such equity investments. The Fund's
                               investments are selected using both a variety of quantitative techniques and fundamental research in seeking to
                               maximize the Fund's expected return, while maintaining
                               risk, style, capitalization and industry characteristics
                               similar to the S&P 500 Index. The Fund seeks a broad
                               representation in most major sectors of the U.S. economy
                               and a portfolio consisting of companies with average
                               long-term earnings growth expectations and dividend
                               yields. The Fund is not required to limit its investments to securities in the S&P 500 Index. The Fund's investments
                               in fixed-income securities are limited to securities that are considered cash equivalents.
------------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- PROSPECTUS  73

------------------------------------------------------------------------------------------------------------------------------------
INVESTING IN                   INVESTMENT OBJECTIVE AND POLICIES                                INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners            Long-term growth of capital. The fund invests, under             Salomon Brothers Asset Management
Variable Small Cap             normal circumstances, at least 80% of its assets in equity       Inc., a subsidiary of Citigroup Inc.
Growth Portfolio,              securities of companies with small market capitalizations
Class II                       and related investments.
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) Investors               Long-term growth of capital and future income. Invests at        MFS Investment Management(R)
Growth Stock Series -          least 80% of its net assets in common stocks and related
Service Class                  securities of companies which MFS(R) believes offer better than average prospects for long-term growth.
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) Total Return            Above-average income consistent with the prudent                 MFS Investment Management(R)
Series - Service Class         employment of capital, with growth of capital and income
                               as a secondary objective. Invests primarily in a combination of equity and fixed income securities.
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) Utilities               Capital growth and current income. Invests primarily in          MFS Investment Management(R)
Series - Service Class         equity and debt securities of domestic and foreign
                               companies in the utilities industry.
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman               Long-term growth of capital. The Fund invests mainly in          Neuberger Berman Management Inc.
Advisers Management            foreign companies of any size, including companies in
Trust International            developed and emerging industrialized markets. The Fund
Portfolio (Class S)            defines a foreign company as one that is organized outside of the United States and conducts the majority of its
                               business abroad. The Fund seeks to reduce risk by
                               diversifying among many industries. Although it has the
                               flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain
                               well-diversified across countries and geographical regions.
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman               Long-term growth of capital. The Fund invests mainly in          Neuberger Berman Management Inc.
Advisers Management            common stocks of mid- to large-capitalization companies.
Trust Socially Responsive      The Fund seeks to reduce risk by investing across many
Portfolio (Class S)            different industries. The Portfolio Managers employ a
                               research driven and valuation sensitive approach to stock
                               selection. They seek to identify stocks in well-positioned businesses that they believe are undervalued in the market.
                               They look for solid balance sheets, strong management teams.
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global             Long-term capital appreciation. Invests mainly in common         OppenheimerFunds, Inc.
Securities Fund/VA,            stocks of U.S. and foreign issuers that are "growth-type"
Service Shares                 companies, cyclical industries and special situations that are considered to have appreciation possibilities.
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street        Seeks capital appreciation. Invests mainly in common stocks      OppenheimerFunds, Inc.
Small Cap Fund/VA,             of small-capitalization U.S. companies that the fund's
Service Shares                 investment manager believes have favorable business trends or prospects.
------------------------------------------------------------------------------------------------------------------------------------


74 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

------------------------------------------------------------------------------------------------------------------------------------
INVESTING IN                    INVESTMENT OBJECTIVE AND POLICIES                                  INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic           High level of current income principally derived from              OppenheimerFunds, Inc.
Bond Fund/VA,                   interest on debt securities. Invests mainly in three market
Service Shares                  sectors: debt securities of foreign governments and
                                companies, U.S. government securities and lower-rated
                                high yield securities of U.S. and foreign companies.
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Value Fund/         Long-term growth of capital with realization of current            OppenheimerFunds, Inc.
VA, Service Shares              income as a secondary consideration. Invests mainly in
                                common stocks of different capitalization ranges, and
                                currently emphasize large capitalization stocks.
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset             Seeks maximum real return consistent with preservation of          Pacific Investment Management
Portfolio, Advisor              real capital and prudent investment management period. The         Company LLC
Share Class                     Portfolio seeks to achieve its investment objective by
                                investing under normal circumstances substantially all of its assets in Institutional Class shares of the PIMCO Funds, an affiliated open-end investment company, except the All
                                Asset and All Asset All Authority Funds ("Underlying
                                Funds"). Though it is anticipated that the Portfolio will not currently invest in the European Stock PLUS(R) TR Strategy,
                                Far East (ex-Japan) Stocks PLUS(R) TR Strategy, Japanese
                                Stocks PLUS(R) TR Strategy, Stocks PLUS(R) Municipal-
                                Backed and Stocks PLUS(R) TR Short Strategy Funds, the
                                Portfolio may invest in these Funds in the future, without shareholder approval, at the discretion of the Portfolio's asset allocation sub-adviser.
------------------------------------------------------------------------------------------------------------------------------------
RiverSource                     Maximum total investment return through a combination of           RiverSource Investments
Variable Portfolio -            capital growth and current income. Invests primarily in a
Balanced Fund                   combination of common and preferred stocks, bonds and
                                other debt securities. Under normal market conditions, at
                                least 50% of the Fund's total assets are invested in common stocks and no less than 25% of the Fund's total assets are invested in debt securities. The Fund may invest up to 25%
                                of its total assets in foreign investments.
------------------------------------------------------------------------------------------------------------------------------------
RiverSource                     Maximum current income consistent with liquidity and               RiverSource Investments
Variable Portfolio -            stability of principal. Invests primarily in money market
Cash Management Fund            instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank
                                certificates of deposit, bankers' acceptances, letters of
                                credit, and commercial paper, including asset-backed
                                commercial paper.
------------------------------------------------------------------------------------------------------------------------------------

RiverSource                     High total return through current income and capital               RiverSource Investments
Variable Portfolio -            appreciation. Under normal market conditions, the Fund
Core Bond Fund                  invests at least 80% of its net assets in bonds and other debt securities. Although the Fund is not an index fund, it invests primarily in securities like those included in the Lehman
                                Brothers Aggregate Bond Index ("the Index"), which are
                                investment grade and denominated in U.S. dollars. The
                                Index includes securities issued by the U.S. government,
                                corporate bonds, and mortgage- and asset-backed securities.
                                The Fund will not invest in securities rated below
                                investment grade, although it may hold securities that have been downgraded.

------------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- PROSPECTUS  75

------------------------------------------------------------------------------------------------------------------------------------
INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                                 INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
RiverSource                   High level of current income while attempting to conserve         RiverSource Investments
Variable Portfolio -          the value of the investment and continuing a high level of
Diversified Bond Fund         income for the longest period of time. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. At least 50% of the Fund's net assets will be invested in securities like those included in the Lehman Brothers Aggregate Bond Index (Index), which
                              are investment grade and denominated in U.S. dollars. The
                              Index includes securities issued by the U.S. government,
                              corporate bonds, and mortgage- and asset-backed securities.
                              Although the Fund emphasizes high- and medium-quality
                              debt securities, it will assume some credit risk to achieve higher yield and/or capital appreciation by buying lower-
                              quality (junk) bonds.
------------------------------------------------------------------------------------------------------------------------------------
RiverSource                   High level of current income and, as a secondary goal,            RiverSource Investments
Variable Portfolio -          steady growth of capital. Under normal market conditions,
Diversified Equity            the Fund invests at least 80% of its net assets in dividend-
Income Fund                   paying common and preferred stocks.
------------------------------------------------------------------------------------------------------------------------------------
RiverSource                   Long-term capital growth. The Fund's assets are primarily         RiverSource Investments, adviser;
Variable Portfolio -          invested in equity securities of emerging market companies.       Threadneedle International Limited,
Emerging Markets Fund         Under normal market conditions, at least 80% of the Fund's        an indirect wholly-owned subsidiary
                              net assets will be invested in securities of companies that are   of Ameriprise Financial, subadviser.
                              located in emerging market countries, or that earn 50% or
                              more of their total revenues from goods and services
                              produced in emerging market countries or from sales made
                              in emerging market countries.
------------------------------------------------------------------------------------------------------------------------------------
RiverSource                   Long-term capital growth The Fund's assets are primarily          RiverSource Investments
Variable Portfolio -          invested in equity securities of U.S. companies. Under
Fundamental Value Fund        normal market conditions, the Fund's net assets will be
                              invested primarily in companies with market capitalizations of at least $5 billion.
------------------------------------------------------------------------------------------------------------------------------------
RiverSource                   High total return through income and growth of capital.           RiverSource Investments
Variable Portfolio -          Non-diversified mutual fund that invests primarily in debt
Global Bond Fund              obligations of U.S. and foreign issuers (which may include issuers located in emerging markets). Under normal market
                              conditions, the Fund invests at least 80% of its net assets in investment-grade corporate or government debt obligations
                              including money market instruments of issuers located in at least three different countries.
------------------------------------------------------------------------------------------------------------------------------------
RiverSource                   Total return that exceeds the rate of inflation over the          RiverSource Investments
Variable Portfolio -          long-term. Non-diversified mutual fund that, under normal
Global Inflation Protected    market conditions, invests at least 80% of its net assets in
Securities Fund               inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by
                              U.S. and foreign governments, their agencies or
                              instrumentalities, and corporations.
------------------------------------------------------------------------------------------------------------------------------------


76 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

------------------------------------------------------------------------------------------------------------------------------------
INVESTING IN                   INVESTMENT OBJECTIVE AND POLICIES                                INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
RiverSource                    Long-term capital growth. Invests primarily in common            RiverSource Investments
Variable Portfolio -           stocks and securities convertible into common stocks that
Growth Fund                    appear to offer growth opportunities. These growth
                               opportunities could result from new management, market
                               developments, or technological superiority. The Fund may
                               invest up to 25% of its total assets in foreign investments.
------------------------------------------------------------------------------------------------------------------------------------
RiverSource                    High current income, with capital growth as a secondary          RiverSource Investments
Variable Portfolio -           objective. Under normal market conditions, the Fund invests
High Yield Bond Fund           at least 80% of its net assets in high-yielding, high-risk corporate bonds (junk bonds) issued by U.S. and foreign
                               companies and governments.
------------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable           High total return through current income and capital             RiverSource Investments
Portfolio - Income             appreciation. Under normal market conditions, invests
Opportunities Fund             primarily in income-producing debt securities with an
                               emphasis on the higher rated segment of the high-yield
                               (junk bond) market. The Fund will purchase only securities rated B or above, or unrated securities believed to be of the same quality. If a security falls below a B rating, the Fund may continue to hold the security.
------------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable           Capital appreciation. Invests primarily in equity securities of  RiverSource Investments, adviser;
Portfolio - International      foreign issuers that offer strong growth potential. The Fund     Threadneedle International Limited,
Opportunity Fund               may invest in developed and in emerging markets.                 an indirect wholly-owned subsidiary
                                                                                                of Ameriprise Financial, subadviser.
------------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable           Capital appreciation. Under normal market conditions, the        RiverSource Investments
Portfolio - Large Cap          Fund invests at least 80% of its net assets in equity
Equity Fund                    securities of companies with market capitalization greater than $5 billion at the time of purchase.
------------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable           Long-term growth of capital. Under normal market                 RiverSource Investments
Portfolio - Large Cap          conditions, the Fund invests at least 80% of its net assets in
Value Fund                     equity securities of companies with a market capitalization greater than $5 billion. The Fund may also invest in
                               income-producing equity securities and preferred stocks.
------------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable           Growth of capital. Under normal market conditions, the           RiverSource Investments
Portfolio - Mid Cap            Fund invests at least 80% of its net assets in equity securities
Growth Fund                    of mid capitalization companies. The investment manager
                               defines mid-cap companies as those whose market
                               capitalization (number of shares outstanding multiplied by the share price) falls within the range of the Russell
                               Midcap(R) Growth Index.
------------------------------------------------------------------------------------------------------------------------------------
RiverSource                    Long-term growth of capital. Under normal circumstances,         RiverSource Investments
Variable Portfolio -           the Fund invests at least 80% of its net assets (including the
Mid Cap Value Fund             amount of any borrowings for investment purposes) in
                               equity securities of medium-sized companies.
                               Medium-sized companies are those whose market
                               capitalizations at the time of purchase fall within the
                               range of the Russell Midcap(R) Value Index.
------------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- PROSPECTUS  77

------------------------------------------------------------------------------------------------------------------------------------
INVESTING IN                   INVESTMENT OBJECTIVE AND POLICIES                                INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
RiverSource                    Long-term capital appreciation. The Fund seeks to provide        RiverSource Investments
Variable Portfolio -           investment results that correspond to the total return (the
S&P 500 Index Fund             combination of appreciation and income) of large-
                               capitalization stocks of U.S. companies. The Fund invests in common stocks included in the Standard & Poor's 500
                               Composite Stock Price Index (S&P 500). The S&P 500 is
                               made up primarily of large-capitalization companies that
                               represent a broad spectrum of the U.S. economy.
------------------------------------------------------------------------------------------------------------------------------------

RiverSource                    Long-term growth of capital. Invests primarily in common         RiverSource Investments, adviser;
Variable Portfolio -           stocks, preferred stocks and securities convertible into         Systematic Financial Management,
Select Value Fund              common stocks that are listed on a nationally recognized         L.P. and WEDGE Capital
                               securities exchange or traded on the NASDAQ National             Management, L.L.P., subadvisers
                               Market System of the National Association of Securities
                               Dealers. The Fund invests in mid-cap companies as well as
                               companies with larger and smaller market capitalizations.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable           A high level of current income and safety of principal           RiverSource Investments
Portfolio - Short Duration     consistent with an investment in U.S. government and
U.S. Government Fund           government agency securities. Under normal market
                               conditions, at least 80% of the Fund's net assets are invested in securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities.
------------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable           Long-term capital growth. Under normal market conditions,        RiverSource Investments, adviser;
Portfolio - Small Cap          at least 80% of the Fund's net assets are invested in equity     Kenwood Capital Management LLC,
Advantage Fund                 securities of companies with market capitalization of up to      subadviser
                               $2 billion or that fall within the range of the Russell 2000(R)
                               Index at the time of investment.
------------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable           Long-term capital appreciation. Invests primarily in equity      RiverSource Investments, adviser;
Portfolio - Small Cap          securities. Under normal market conditions, at least 80% of      River Road Asset Management, LLC,
Value Fund                     the Fund's net assets will be invested in small cap              Donald Smith & Co., Inc., Franklin
                               companies with market capitalization, at the time of             Portfolio Associates LLC and Barrow,
                               investment, of up to $2.5 billion or that fall within the        Hanley, Mewhinney & Strauss, Inc.,
                               range of the Russell 2000(R) Value Index.                        subadvisers.
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life                Capital growth and income through investments in equity          Van Kampen Asset Management
Investment Trust Comstock      securities, including common stocks, preferred stocks and
Portfolio, Class II Shares     securities convertible into common and preferred stocks.
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Global          Current income and capital appreciation. Invests primarily       Morgan Stanley Investment
Real Estate Portfolio,         in equity securities of companies in the real estate industry    Management Inc., doing business as
Class II Shares                located throughout the world, including real estate operating    Van Kampen, adviser; Morgan Stanley
                               companies, real estate investment trusts and foreign real        Investment Management and Morgan
                               estate companies.                                                Stanley Investment Management
                                                                                                Company, sub-adviser
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap         Long-term capital growth. Invests primarily in                   Morgan Stanley Investment
Growth Portfolio,              growth-oriented equity securities of U.S. mid cap                Management Inc.,
Class II Shares                companies and foreign companies, including emerging              doing business as Van Kampen
                               market securities.
------------------------------------------------------------------------------------------------------------------------------------


78 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

------------------------------------------------------------------------------------------------------------------------------------
INVESTING IN                   INVESTMENT OBJECTIVE AND POLICIES                               INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
Wanger International           Long-term growth of capital. Invests primarily in stocks of     Columbia Wanger Asset
Small Cap                      companies based outside the U.S. with market capitalizations    Management, L.P.
                               of less than $5 billion at time of initial purchase.
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller            Long-term growth of capital. Invests primarily in stocks        Columbia Wanger Asset
Companies                      of small- and medium-size U.S. companies with market            Management, L.P.
                               capitalizations of less than $5 billion at time of initial purchase.
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT       Seeks long-term capital appreciation. We invest in equity       Wells Fargo Funds Management, LLC,
Opportunity Fund               securities of medium-capitalization companies that we           adviser; Wells Capital Management
                               believe are under-priced yet, have attractive growth            Incorporated, subadviser.
                               prospects.
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT       Long-term capital appreciation. Focus is on companies           Wells Fargo Funds Management, LLC,
Small Cap Growth Fund          believed to have above-average growth potential or that may     adviser; Wells Capital Management
                               be involved in new or innovative products, services and         Incorporated, subadviser.
                               processes. Invests principally in securities of companies
                               with market capitalizations equal to or lower than the
                               company with the largest market capitalization in the
                               Russell 2000 Index, which is considered a small
                               capitalization index that is expected to change frequently.
------------------------------------------------------------------------------------------------------------------------------------

RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- PROSPECTUS  79

APPENDIX B: EXAMPLE -- MARKET VALUE ADJUSTMENT (MVA)

AS THE EXAMPLES BELOW DEMONSTRATE, THE APPLICATION OF AN MVA MAY RESULT IN EITHER A GAIN OR A LOSS OF PRINCIPAL. WE REFER TO ALL OF THE TRANSACTIONS DESCRIBED BELOW AS "EARLY SURRENDERS." THE EXAMPLES MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, GPAS, SPECIAL DCA FIXED ACCOUNT, REGULAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

GENERAL EXAMPLES

ASSUMPTIONS:

o You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and

o we guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period; and

o after three years, you decide to make a surrender from your GPA. In other words, there are seven years left in your guarantee period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA's 3.0% rate is less than the 3.6% rate so the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA's 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS

The precise MVA formula we apply is as follows:

                             [(   1 + i    )n/12   ]
   EARLY WITHDRAWAL AMOUNT X [(------------)    - 1] = MVA
                             [(1 + j + .001)       ]

Where i = rate earned in the GPA from which amounts are being transferred or surrendered.

            j = current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period (rounded up to the next year).

            n = number of months remaining in the current Guarantee Period (rounded up to the next month).


80 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

EXAMPLES -- MVA

Using assumptions similar to those we used in the examples above:

o You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and

o we guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period; and

o after three years, you decide to make a $1,000 surrender from your GPA. In other words, there are seven years left in your guarantee period.

EXAMPLE 1: You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. Using the formula above, we determine the MVA as follows:


               [(      1.030      )84/12   ]
     $1,000 X  [( --------------- )     - 1] = -$39.84
               [( 1 + .035 + .001 )        ]

In this example, the MVA is a negative $39.84.

EXAMPLE 2: You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. Using the formula above, we determine the MVA as follows:


               [(      1.030      )84/12   ]
     $1,000 X  [( --------------- )     - 1] = $27.61
               [( 1 + .025 + .001 )        ]

In this example, the MVA is a positive $27.61.

We do not apply MVAs to the amounts we deduct for surrender charges, so we would deduct the surrender charge from your early surrender after we applied the MVA. Also note that when you request an early surrender, we surrender an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable surrender charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- PROSPECTUS  81

APPENDIX C: EXAMPLE -- SURRENDER CHARGES

THE PURPOSE OF THIS APPENDIX IS TO ILLUSTRATE THE VARIOUS SURRENDER CHARGE CALCULATIONS. THE EXAMPLES MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, GPAS, SPECIAL DCA FIXED ACCOUNT, REGULAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

FULL SURRENDER CHARGE CALCULATION -- TEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a full surrender on a RAVA 4 Advantage contract with a ten-year surrender charge schedule with the following history:

o     we receive a single $100,000 purchase payment on Jan. 1, 2007; and

o you surrender the contract for its total value on July 1, 2010. The surrender charge percentage in the fourth completed year after a purchase payment is 7.0%; and

o     you have made no surrenders prior to July 1, 2010.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
------------------------------------------------------------------------------------------------------------------------------------

                                                                                 CONTRACT     CONTRACT
                                                                                WITH GAIN    WITH LOSS
                                   Contract Value at time of full surrender:   $120,000.00  $ 80,000.00
                                        Contract Value on prior anniversary:    115,000.00    85,000.00
STEP 1.   We determine the Total Free Amount (TFA) available in the contract as the greatest of the earnings or 10% of the prior
                                                          anniversary value:
                                                   Earnings in the contract:     20,000.00         0.00
                              10% of the prior anniversary's contract value:     11,500.00     8,500.00
                                                                               -----------  -----------
                                                          Total Free Amount:     20,000.00     8,500.00
STEP 2. We determine the TFA that is from Purchase Payments:
                                                          Total Free Amount:     20,000.00     8,500.00
                                                   Earnings in the contract:     20,000.00         0.00
                             Purchase Payments being Surrendered Free (PPF):          0.00     8,500.00
STEP 3. We calculate the Premium Ratio (PR):
                                PR = [WD-TFA] / [CV-TFA]
                                                                        WD =    120,000.00    80,000.00  = the amount of the
                                                                                                           surrender
                                                                       TFA =     20,000.00     8,500.00  = the total free amount,
                                                                                                           step 1
                                                                        CV =    120,000.00    80,000.00  = the contract value at the
                                                                                                           time of the surrender
                                                                        PR =           100%         100% = the premium ratio
STEP 4. We calculate Chargeable Purchase Payments
        being Surrendered (CPP):
                                CPP = PR x (PP-PPF)

                                                                        PR =           100%         100% = premium ratio, step 3
                                                                        PP =    100,000.00   100,000.00  = purchase payments not
                                                                                                           previously surrendered
                                                                       PPF =          0.00     8,500.00  = purchase payments
                                                                                                           being surrendered free,
                                                                                                           step 2
                                                                       CPP =    100,000.00    91,500.00
STEP 5. We calculate the Surrender Charges:
                                               Chargeable Purchase Payments:    100,000.00    91,500.00
                                                Surrender Charge Percentage:             7%           7%
                                                           Surrender Charge:      7,000.00     6,405.00
STEP 6. We calculate the Net Surrender Value:                                   120,000.00    80,000.00
                                                 Contract Value Surrendered:     (7,000.00)   (6,405.00)
                             Contract Charge (assessed upon full surrender):        (30.00)      (30.00)
                                                Net Full Surrender Proceeds:    112,970.00    73,565.00


82 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

PARTIAL SURRENDER CHARGE CALCULATION - TEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a partial surrender on a RAVA 4 Advantage contract with a ten-year surrender charge schedule with the following history:

o     we receive a single $100,000 purchase payment on Jan. 1, 2007; and

o you request a partial surrender of $50,000 on July 1, 2010. The surrender charge percentage is 7.0%; and

o     you have made no surrenders prior to July 1, 2010.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
------------------------------------------------------------------------------------------------------------------------------------

                                                                                 CONTRACT     CONTRACT
                                                                                WITH GAIN    WITH LOSS
                                Contract Value at time of partial surrender:   $120,000.00  $ 80,000.00
                                        Contract Value on prior anniversary:    115,000.00    85,000.00
STEP 1.   We determine the Total Free Amount (TFA) available in the contract as the greatest of the earnings or 10% of the prior
                                                          anniversary value:
                                                   Earnings in the contract:     20,000.00         0.00
                              10% of the prior anniversary's contract value:     11,500.00     8,500.00
                                                                               -----------  -----------
                                                          Total Free Amount:     20,000.00     8,500.00
STEP 2. We determine the TFA that is from Purchase Payments:
                                                          Total Free Amount:     20,000.00     8,500.00
                                                   Earnings in the contract:     20,000.00         0.00
                             Purchase Payments being Surrendered Free (PPF):          0.00     8,500.00
STEP 3. We calculate the Premium Ratio (PR):
                              PR = [WD-TFA] / [CV-TFA]
                                                                        WD =     50,000.00    50,000.00  = the amount of the
                                                                                                           surrender
                                                                       TFA =     20,000.00     8,500.00  = the total free amount,
                                                                                                           step 1
                                                                        CV =    120,000.00    80,000.00  = the contract value at the
                                                                                                           time of surrender
                                                                        PR =            30%          58% = the premium ratio
STEP 4. We calculate the Chargeable Purchase Payments
        being Surrendered (CPP):
                              CPP = PR x (PP - PPF)

                                                                        PR =            30%          58% = premium ratio, step 3
                                                                        PP =    100,000.00   100,000.00  = purchase payments not
                                                                                                           previously surrendered
                                                                       PPF =          0.00     8,500.00  = purchase payments
                                                                                                           being surrendered free,
                                                                                                           step 2
                                                                       CPP =     30,000.00    53,108.39  = chargeable purchase
                                                                                                           payments being
                                                                                                           surrendered
STEP 5. We calculate the Surrender Charges:
                                               Chargeable Purchase Payments:     30,000.00    53,108.39
                                                Surrender Charge Percentage:             7%           7%
                                                           Surrender Charge:         2,100        3,718
STEP 6. We calculate the Net Surrender Value:
                                                 Contract Value Surrendered:     50,000.00    50,000.00
                                                           Surrender Charge:     (2,100.00)   (3,717.59)
                                                Net Full Surrender Proceeds:     47,900.00    46,282.41


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- PROSPECTUS  83

FULL SURRENDER CHARGE CALCULATION -- THREE-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a full surrender on a RAVA 4 Select contract with a three-year surrender charge schedule with the following history:

o     we receive a single $100,000 purchase payment on Jan. 1, 2007; and

o you surrender the contract for its total value on July 1, 2008. The surrender charge percentage in the first completed year after a purchase payment is 7.0%; and

o     you have made no surrenders prior to July 1, 2008.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
------------------------------------------------------------------------------------------------------------------------------------

                                                                                 CONTRACT     CONTRACT
                                                                                WITH GAIN    WITH LOSS
                                   Contract Value at time of full surrender:   $120,000.00  $ 80,000.00
                                        Contract Value on prior anniversary:    115,000.00    85,000.00
STEP 1.   We determine the Total Free Amount (TFA) available in the contract as the greatest of the earnings or 10% of the prior
                                                          anniversary value:
                                                   Earnings in the Contract:     20,000.00         0.00
                              10% of the prior anniversary's contract value:     11,500.00     8,500.00
                                                                               -----------  -----------
                                                          Total Free Amount:     20,000.00     8,500.00
STEP 2. We determine the TFA and Amount Free that is from Purchase Payments:
                                                          Total Free Amount:     20,000.00     8,500.00
                                                   Earnings in the contract:     20,000.00         0.00
                             Purchase Payments being Surrendered Free (PPF):          0.00     8,500.00
STEP 3. We calculate the Premium Ratio (PR):
                              PR = [WD-TFA] / [CV-TFA]
                                                                        WD =    120,000.00    80,000.00   = the amount of the
                                                                                                            surrender
                                                                       TFA =     20,000.00     8,500.00   = the total free amount,
                                                                                                            step 1
                                                                        CV =    120,000.00    80,000.00   = the contract value at
                                                                                                            the time of the
                                                                                                            surrender
                                                                        PR =           100%         100%
STEP 4. We calculate Chargeable Purchase Payments
        being Surrendered (CPP):
                                                         CPP = PR x (PP-PPF)
                                                                        PR =           100%         100%  = premium ratio, step 3
                                                                        PP =    100,000.00   100,000.00   = purchase payments not
                                                                                                            previously surrendered
                                                                       PPF =          0.00     8,500.00   = purchase payments
                                                                                                            being surrendered free,
                                                                                                            step 2
                                                                       CPP =    100,000.00    91,500.00
STEP 5. We calculate the Surrender Charges:
                                               Chargeable Purchase Payments:    100,000.00    91,500.00
                                                Surrender Charge Percentage:             7%           7%
                                                           Surrender Charge:      7,000.00     6,405.00
STEP 6. We calculate the Net Surrender Value:                                   120,000.00    80,000.00
                                                 Contract Value Surrendered:     (7,000.00)   (6,405.00)
                             Contract Charge (assessed upon full surrender):        (30.00)      (30.00)
                                                Net Full Surrender Proceeds:    112,970.00    73,565.00


84 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

PARTIAL SURRENDER CHARGE CALCULATION -- THREE-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a partial surrender on a RAVA 4 Select contract with a three-year surrender charge schedule with the following history:

o     we receive a single $100,000 purchase payment on Jan. 1, 2007; and

o you request a partial surrender of $50,000 on July 1, 2008. The surrender charge percentage is 7.0%; and

o     you have made no surrenders prior to July 1, 2008.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 CONTRACT     CONTRACT
                                                                                 WITH GAIN    WITH LOSS
                               Contract Value at time of partial surrender:     $120,000.00  $ 80,000.00
                                       Contract Value on prior anniversary:      115,000.00    85,000.00
STEP 1.  We determine the Total Free Amount (TFA) available in the contract as the greatest of the earnings or 10% of the prior
                                                         anniversary value:
                                                  Earnings in the contract:       20,000.00         0.00
                             10% of the prior anniversary's contract value:       11,500.00     8,500.00
                                                                                -----------  -----------
                                                         Total Free Amount:       20,000.00     8,500.00
STEP 2. We determine the Amount Free that is from Purchase Payments:
                                                         Total Free Amount:       20,000.00     8,500.00
                                                  Earnings in the contract:       20,000.00         0.00
                            Purchase Payments being Surrendered Free (PPF):            0.00     8,500.00
STEP 3. We calculate the Premium Ratio (PR):
                              PR = [WD-TFA] / [CV-TFA]
                                                                       WD =       50,000.00    50,000.00  = the amount of the
                                                                                                            surrender
                                                                      TFA =       20,000.00     8,500.00  = the total free amount,
                                                                                                            step 1
                                                                       CV =      120,000.00    80,000.00  = the contract value at
                                                                                                            the time of surrender
                                                                       PR =              30%          58% = the premium ratio
STEP 4. We calculate the Chargeable Purchase Payments
        being Surrendered (CPP):
                              CPP = PR x (PP - PPF)
                                                                       PR =              30%          58% = premium ratio, step 3
                                                                       PP =      100,000.00   100,000.00  = purchase payments not
                                                                                                            previously surrendered
                                                                      PPF =            0.00     8,500.00  = purchase payments
                                                                                                            being surrendered free,
                                                                                                            step 2
                                                                      CPP =       30,000.00    53,108.39  = chargeable purchase
                                                                                                            payments being
                                                                                                            surrendered
STEP 5. We calculate the Surrender Charges:
                                              Chargeable Purchase Payments:       30,000.00    53,108.39
                                               Surrender Charge Percentage:               7%           7%
                                                          Surrender Charge:           2,100        3,718
STEP 6. We calculate the Net Surrender Value:
                                                Contract Value Surrendered:       50,000.00    50,000.00
                                                          Surrender Charge:       (2,100.00)   (3,717.00)
                                               Net Full Surrender Proceeds:       47,900.00    46,282.41


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- PROSPECTUS  85

APPENDIX D: EXAMPLE -- OPTIONAL DEATH BENEFITS

THE PURPOSE OF THIS APPENDIX IS TO ILLUSTRATE THE OPERATION OF VARIOUS OPTIONAL DEATH BENEFIT RIDERS.

IN ORDER TO DEMONSTRATE THESE CONTRACT RIDERS, AN EXAMPLE MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, GPAS, SPECIAL DCA FIXED ACCOUNT, REGULAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

THE EXAMPLES OF THE OPTIONAL DEATH BENEFITS IN APPENDIX INCLUDE PARTIAL SURRENDERS TO ILLUSTRATE THE EFFECT OF PARTIAL SURRENDERS ON THE PARTICULAR BENEFIT. THESE EXAMPLES ARE INTENDED TO SHOW HOW THE OPTIONAL DEATH BENEFITS OPERATE, AND DO NOT TAKE INTO ACCOUNT WHETHER A PARTICULAR OPTIONAL DEATH BENEFIT IS PART OF A QUALIFIED ANNUITY. QUALIFIED ANNUITIES ARE SUBJECT TO RMDS AT CERTAIN AGES (SEE "TAXES -- QUALIFIED ANNUITIES -- REQUIRED MINIMUM DISTRIBUTIONS") WHICH MAY REQUIRE YOU TO TAKE PARTIAL SURRENDERS FROM THE CONTRACT. IF YOU ARE CONSIDERING THE ADDITION OF CERTAIN DEATH BENEFITS TO A QUALIFIED ANNUITY, YOU SHOULD CONSULT YOUR TAX ADVISOR PRIOR TO MAKING A PURCHASE FOR AN EXPLANATION OF THE POTENTIAL TAX IMPLICATION TO YOU.

EXAMPLE -- ROPP DEATH BENEFIT

o You purchase the contract (with the ROPP rider) with a payment of $20,000 on Jan. 1, 2007.

o On March 1, 2008 the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

            We calculate the death benefit on March 1, 2008 as follows:

            The total purchase payments minus adjustments for partial surrenders:

            Total purchase payments                                                                  $ 20,000

            minus adjusted partial surrenders, calculated as:

            $1,500 x $20,000
            ----------------  =                                                                       - 1,667
                 $18,000                                                                             --------

            for a death benefit of:                                                                  $ 18,333

EXAMPLE -- MAV DEATH BENEFIT

o You purchase the contract (with the MAV rider) with a payment of $20,000 on Jan. 1, 2007.

o On Jan. 1, 2008 (the first contract anniversary) the contract value grows to $24,000.

o On March 1, 2008 the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

           We calculate the death benefit on March 1, 2008 as follows:

           The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

           Greatest of your contract anniversary contract values:                                      $24,000

           plus purchase payments made since that anniversary:                                             + 0
           minus adjusted partial surrenders, calculated as:

           $1,500 x $24,000
           ----------------  =                                                                         - 1,636
                $22,000                                                                                -------

           for a death benefit of:                                                                     $22,364


86 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

EXAMPLE -- 5-YEAR MAV DEATH BENEFIT

o You purchase the contract (with the 5-Year MAV rider) with a payment of $20,000 on Jan. 1, 2007.

o On Jan. 1, 2012 (the fifth contract anniversary) the contract value grows to $30,000.

o On March 1, 2012 the contract value falls to $25,000, at which point you take a $1,500 partial surrender, leaving a contract value of $23,500.

            We calculate the death benefit on March 1, 2012 as follows:

            The maximum 5-year anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

            Greatest of your 5-year contract anniversary contract values:                            $30,000
            plus purchase payments made since that anniversary:                                          + 0
            minus adjusted partial surrenders, calculated as:
            $1,500 x $30,000
            ----------------  =                                                                      - 1,800
                 $25,000                                                                             -------

            for a death benefit of:                                                                  $28,200

EXAMPLE -- EEB DEATH BENEFIT

o You purchase the contract with a payment of $100,000 on Jan. 1, 2007 and you are under age 70. You select the seven-year surrender charge schedule, the MAV and the EEB.

o On July 1, 2007 the contract value grows to $105,000. The death benefit on July 1, 2007 equals the standard death benefit, which is the contract value less purchase payment credits reversed, or $104,000. You have not reached the first contract anniversary so the EEB does not provide any additional benefit at this time.

o On Jan. 1, 2008 the contract value grows to $110,000. The death benefit on Jan. 1, 2008 equals:

      MAV death benefit amount (contract value):                                                    $110,000
      plus the EEB which equals 40% of earnings
         at death (MAV death benefit amount minus payments not
         previously surrendered):
         0.40 x ($110,000 - $100,000) =                                                              + 4,000
                                                                                                    --------
      Total death benefit of:                                                                       $114,000

o On Jan. 1, 2009 the contract value falls to $105,000. The death benefit on Jan. 1, 2009 equals:

      MAV death benefit amount (maximum anniversary value):                                         $110,000
      plus the EEB (40% of earnings at death):
         0.40 x ($110,000 - $100,000) =                                                              + 4,000
                                                                                                    --------
      Total death benefit of:                                                                       $114,000

o On Feb. 1, 2009 the contract value remains at $105,000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $48,025. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit on Feb. 1, 2012 equals:

      MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):

                    ($50,000 x $110,000)
        $110,000 -   ------------------ =
                          $105,000                                                                   $57,619
      plus the EEB (40% of earnings at death):
         0.40 x ($57,619 - $55,000) =                                                                 +1,048
                                                                                                     -------
      Total death benefit of:                                                                        $58,667


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- PROSPECTUS  87

o On Jan. 1, 2010 the contract value falls by $40,000. The death benefit on Jan. 1, 2010 equals the death benefit on Feb. 1, 2009. The reduction in contract value has no effect.

o On Jan. 1, 2016 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. The death benefit on Jan. 1, 2016 equals:

      MAV death benefit amount (contract value):                                                    $200,000
      plus the EEB (40% of earnings at death)
          0.40 x 2.50 x ($55,000) =                                                                  +55,000
                                                                                                    --------
      Total death benefit of:                                                                       $255,000

o On July 1, 2016 you make an additional purchase payment of $50,000 and your contract value grows to $250,500. The new purchase payment is less than one year old and so it has no effect on the EEB. The death benefit on July 1, 2016 equals:

      MAV death benefit amount (contract value less purchase
        payment credits reversed)                                                                   $250,000
      plus the EEB (40% of earnings at death)
        0.40 x 2.50 x ($55,000) =                                                                   + 55,000
                                                                                                    --------
      Total death benefit of:                                                                       $305,000

o On July 1, 2017 the contract value remains $250,500 and the "new" purchase payment is one year old. The value of the EEB changes. The death benefit on July 1, 2017 equals:

      MAV death benefit amount (contract value):                                                    $250,500
        plus the EEB which equals 40% of earnings
        at death (the standard death benefit amount minus payments not previously surrendered):
        0.40 x ($250,500 - $105,000) =                                                               +58,200
                                                                                                    --------
      Total death benefit of:                                                                       $308,700

EXAMPLE -- EEP DEATH BENEFIT

o You purchase the contract with an exchange purchase payment of $100,000 on Jan. 1, 2007 and you are under age 70. You select the seven-year surrender charge schedule, the MAV and the EEP.

o On July 1, 2007 the contract value grows to $105,000. The death benefit on July 1, 2007equals the standard death benefit amount, which is the contract value less purchase payment credits reversed, or $104,000. You have not reached the first contract anniversary so neither the EEP Part I nor Part II provides any additional benefit at this time.

o On Jan. 1, 2008 the contract value grows to $110,000. You have not reached the second contract anniversary so the EEP Part II does not provide any additional benefit at this time. The death benefit on Jan. 1, 2008 equals:

      MAV death benefit amount (contract value):                                                    $110,000
      plus the EEP Part I which equals 40% of earnings
         at death (the MAV death benefit amount minus purchase payments not previously surrendered):
         0.40 x ($110,000 - $100,000) =                                                              + 4,000
                                                                                                    --------
      Total death benefit of:                                                                       $114,000

o On Jan. 1, 2009 the contract value falls to $105,000. The death benefit on Jan. 1, 2009 equals:

      MAV death benefit amount (maximum anniversary value):                                         $110,000
      plus the EEP Part I (40% of earnings at death):
         0.40 x ($110,000 - $100,000) =                                                              + 4,000
      plus the EEP Part II which in the third contract year
         equals 10% of exchange purchase payments identified at
         issue and not previously surrendered:
         0.10 x $100,000 =                                                                           +10,000
                                                                                                    --------
      Total death benefit of:                                                                       $124,000


88 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

o On Feb. 1, 2009 the contract value remains at $105,000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit on Feb. 1, 2009 equals:

      MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):

                  ($50,000 x $110,000)
       $110,000 -  ------------------  =
                        $105,000                                                                     $57,619
      plus the EEP Part I (40% of earnings at death):
        0.40 x ($57,619 - $55,000) =                                                                  +1,048
      plus the EEP Part II which in the third contract year
        equals 10% of exchange purchase payments identified at
        issue and not previously surrendered:
        0.10 x $55,000 =                                                                              +5,500
                                                                                                     -------
      Total death benefit of:                                                                        $64,167

o On Jan. 1, 2010 the contract value falls by $40,000. The death benefit on Jan. 1, 2010 equals the death benefit on Feb. 1, 2009. The reduction in contract value has no effect.

o On Jan. 1, 2016 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. Because we are beyond the fourth contract anniversary the EEP also reaches its maximum of 20%. The death benefit on Jan. 1, 2016 equals:

      MAV death benefit amount (contract value):                                                    $200,000
      plus the EEP Part I (40% of earnings at death)
        .40 x (2.50 x $55,000) =                                                                     +55,000
      plus the EEP Part II which after the fourth contract
        year equals 20% of exchange purchase payments identified at issue
        and not previously surrendered: 0.20 x $55,000 =                                             +11,000
                                                                                                    --------
      Total death benefit of:                                                                       $266,000

o On July 1, 2016 you make an additional purchase payment of $50,000 and your contract value grows to $250,500. The new purchase payment is less than one year old and so it has no effect on either the EEP Part I or EEP Part II. The death benefit on July 1, 2016 equals:

      MAV death benefit amount (contract value less purchase
        payment credits reversed):                                                                  $250,000
      plus the EEP Part I (40% of earnings at death)
        .40 x (2.50 x $55,000) =                                                                     +55,000
      plus the EEP Part II, which after the fourth contract year equals 20%
        of exchange purchase payments identified at issue and
        not previously surrendered: 0.20 x $55,000 =                                                 +11,000
                                                                                                    --------
      Total death benefit of:                                                                       $316,000

o On July 1, 2017 the contract value remains $250,500 and the "new" purchase payment is one year old. The value of the EEP Part I changes but the value of the EEP Part II remains constant. The death benefit on July 1, 2017 equals:

      MAV death benefit amount (contract value):                                                    $250,500
      plus the EEP Part I which equals 40% of earnings
         at death (the MAV death benefit minus payments not
         previously surrendered):
         0.40 x ($250,500 - $105,000) =                                                              +58,200
      plus the EEP Part II, which after the fourth contract
         year equals 20% of exchange purchase payments identified at issue
         and not previously surrendered: 0.20 x $55,000 =                                            +11,000
                                                                                                    --------
      Total death benefit of:                                                                       $319,700


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- PROSPECTUS  89

APPENDIX E: EXAMPLE -- OPTIONAL LIVING BENEFITS

THE PURPOSE OF THIS APPENDIX IS TO ILLUSTRATE THE OPERATION OF VARIOUS OPTIONAL LIVING BENEFIT RIDERS.

IN ORDER TO DEMONSTRATE THESE CONTRACT RIDERS, AN EXAMPLE MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, GPAS, SPECIAL DCA FIXED ACCOUNT, REGULAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

THESE EXAMPLES ARE INTENDED TO SHOW HOW THE OPTIONAL RIDERS OPERATE, AND DO NOT TAKE INTO ACCOUNT WHETHER A PARTICULAR OPTIONAL RIDER IS PART OF A QUALIFIED ANNUITY. QUALIFIED ANNUITIES ARE SUBJECT TO RMDS AT CERTAIN AGES (SEE "TAXES -- QUALIFIED ANNUITIES -- REQUIRED MINIMUM DISTRIBUTIONS") WHICH MAY REQUIRE YOU TO TAKE PARTIAL SURRENDERS FROM THE CONTRACT. IF YOU ARE CONSIDERING THE ADDITION OF CERTAIN OPTIONAL RIDERS TO A QUALIFIED ANNUITY, YOU SHOULD CONSULT YOUR TAX ADVISOR PRIOR TO MAKING A PURCHASE FOR AN EXPLANATION OF THE POTENTIAL TAX IMPLICATION TO YOU.

EXAMPLE -- ACCUMULATION BENEFIT

The following example shows how the Accumulation Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

The example assumes:

o You purchase the contract (with the Accumulation Benefit rider) with a payment of $100,000. No purchase payment credit applies.

o     You make no additional purchase payments.

o     You do not exercise the Elective Step-up option

o     The Accumulation Benefit rider fee is 0.60%.

                                  ASSUMED NET     PARTIAL SURRENDER        ADJUSTED                   ACCUMULATION
END OF CONTRACT YEAR            RATE OF RETURN   (BEGINNING OF YEAR)   PARTIAL SURRENDER    MCAV     BENEFIT AMOUNT   CONTRACT VALUE
          1                            12%                  0                     0       100,000              0         111,328
          2                            15%                  0                     0       102,422              0         127,259
          3                             3%                  0                     0       104,861              0         130,290
          4                            -8%                  0                     0       104,861              0         119,148
          5                           -15%                  0                     0       104,861              0         100,647
          6                            20%              2,000                 2,084       102,778              0         117,666
          7                            15%                  0                     0       108,252              0         134,504
          8                           -10%                  0                     0       108,252              0         120,327
          9                           -20%              5,000                 4,498       103,754              0          91,639
         10                           -12%                  0                     0       103,754         23,734         103,754


90 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

EXAMPLE -- GWB FOR LIFE(SM) RIDER

EXAMPLE #1: COVERED PERSON HAS NOT REACHED AGE 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

o You purchase the RAVA 4 Select contract on May 1, 2006 with a payment of $100,000.

o You are the sole owner and also the annuitant. Your birthday is 10/1/1945.

o     You make no additional payments to the contract.

o You take partial withdrawals equal to the RBP on 11/1/2006, 11/1/2007, and 11/1/2012. You take a partial withdrawal equal to the RALP on 11/1/2011. You take a partial withdrawal greater than the RBP on 11/1/2013.

o Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

                                          HYPOTHETICAL              BASIC WITHDRAWAL BENEFIT            LIFETIME WITHDRAWAL BENEFIT
                                             ASSUMED     --------------------------------------------- ----------------------------
               PURCHASE       PARTIAL       CONTRACT
DATE           PAYMENTS     WITHDRAWALS      VALUE         GBA           RBA          GBP        RBP          ALP         RALP
5/1/2006       $100,000       $   N/A       $100,000     $100,000      $100,000      $7,000     $7,000      $ N/A        $ N/A
11/1/2006             0         7,000         92,000      100,000        93,000       7,000          0        N/A          N/A
5/1/2007              0             0         91,000      100,000        93,000       7,000      7,000        N/A          N/A
11/1/2007             0         7,000         83,000      100,000        86,000       7,000          0        N/A          N/A
5/1/2008              0             0         81,000      100,000        86,000       7,000      7,000        N/A          N/A
5/1/2011              0             0         75,000      100,000        86,000       7,000      7,000       5,160(1)     5,160(1)
11/1/2011             0         5,160         70,000      100,000        80,840       7,000      1,840       5,160            0
5/1/2012              0             0         69,000      100,000        80,840       7,000      7,000       5,160        5,160
11/1/2012             0         7,000         62,000      100,000        73,840       7,000          0       3,720(2)         0
5/1/2013              0             0         70,000      100,000        73,840       7,000      7,000       4,200        4,200
11/1/2013             0        10,000         51,000       51,000(3)     51,000(3)    3,570          0       3,060(3)         0
5/1/2014              0             0         55,000       55,000        55,000       3,850      3,850       3,300        3,300

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.

(1) The ALP and RALP are established on the contract anniversary date following the date the covered person reaches age 65.

(2) The $7,000 withdrawal is greater than the $5,160 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

(3) The $10,000 withdrawal is greater than both the $7,000 RBP allowed under the basic withdrawal benefit and the $4,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal.
      The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- PROSPECTUS  91

EXAMPLE #2: COVERED PERSON HAS REACHED 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

o You purchase the RAVA 4 Select contract on May 1, 2006 with a payment of $100,000.

o You are the sole owner and also the annuitant. Your birthday is 10/1/1935.

o     You make no additional payments to the contract.

o You take a partial withdrawal equal to the RALP on 11/1/2009. You take a partial withdrawal equal to the RBP on 11/1/2010. You take a partial withdrawal greater than the RBP on 11/1/2011.

o Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

                                           HYPOTHETICAL              BASIC WITHDRAWAL BENEFIT           LIFETIME WITHDRAWAL BENEFIT
                                             ASSUMED     --------------------------------------------- -----------------------------
               PURCHASE        PARTIAL       CONTRACT
DATE           PAYMENTS      WITHDRAWALS      VALUE         GBA           RBA          GBP        RBP         ALP          RALP
5/1/2006       $100,000        $   N/A      $100,000     $100,000      $100,000      $7,000     $7,000      $6,000       $6,000
5/1/2007              0              0       105,000      105,000       105,000       7,350      7,000(1)    6,300        6,000(1)
5/1/2008              0              0       110,000      110,000       110,000       7,700      7,000(1)    6,600        6,000(1)
5/1/2009              0              0       110,000      110,000       110,000       7,700      7,700(2)    6,600        6,600(2)
11/1/2009             0          6,600       110,000      110,000       103,400       7,700      1,100       6,600            0
5/1/2010              0              0       115,000      115,000       115,000       8,050      8,050       6,900        6,900
11/1/2010             0          8,050       116,000      115,000       106,950       8,050          0       6,900(3)         0
5/1/2011              0              0       120,000      120,000       120,000       8,400      8,400       7,200        7,200
11/1/2011             0         10,000       122,000      120,000(4)    110,000(4)    8,400          0       7,200(4)         0
5/1/2012              0              0       125,000      125,000       125,000       8,750      8,750       7,500        7,500

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $7,500 each year until the later of your death or the RBA is reduced to zero.

(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess.
      Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.

(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.

(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal.
      The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


92 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

APPENDIX F: EXAMPLE -- RMD CALCULATION

For contract holders subject to annual RMD rules under the Section 401(a)(9) of the Code, the amount you withdraw each year from this contract to satisfy these rules will not prompt excess withdrawal processing, subject to the following rules:

(1) If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year,

      o A Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the value of the RBP from the beginning of the current contract year.

      o Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

      o Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.

      o Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described by the GWB for Life(SM) rider.

(2) If on the date we calculated your ALERMDA, it is greater than the RALP from the beginning of the current contract year,

      o A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the value of RALP from the beginning of the current Contract Year.

      o Any withdrawals taken in a Contract Year will count first against and reduce the RALP for that Contract Year.

      o Once the RALP for the current Contract Year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.

      o Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the GWB for Life(SM) rider.

(3) If the ALP is established on a contract anniversary where your current ALERMDA is greater than the new RALP,

      o An initial LABA will be set equal to that portion of your ALERMDA that exceeds the new RALP.

      o This new LABA will be immediately reduced by the amount that total withdrawals in the current calendar year exceed the new RALP, but shall not be reduced to less than zero.

The ALERMDA is:

(1)   determined by us each calendar year;

(2)   based on the value of this contract alone on the date it is determined;
      and

(3) based on the company's understanding and interpretation of the requirements for the following types of plans under the Code as of the date of this prospectus:

Life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

1.    IRAs under Section 408(b) of the Code;

2.    Roth IRAs under Section 408A of the Code;

3.    SIMPLE IRAs under Section 408A of the Code;

4.    Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the
      Code;

5.    Custodial and investment only plans under Section 401(a) of the Code;

6.    TSAs under Section 403(b) of the Code.

In the future, the requirements under tax law for such distributions may change and the life expectancy amount calculation provided under your GWB for Life(SM) rider may not be sufficient to satisfy the requirements under the tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RBP amount and may result in the reduction of your GBA and RBA as described under the excess withdrawal provision of the rider.

In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g., some ownerships by trusts and charities), the ALERMDA calculated by us will equal zero in all years. The ALERMDA calculated by us will also equal zero in all years for contracts not covered by the sections of the Code listed above as of the date of this prospectus.

Please consult your tax advisor about the impact of these rules prior to purchasing the GWB for Life(SM) rider.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- PROSPECTUS  93

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Calculating Annuity Payouts ...........................................   p. 3

Rating Agencies .......................................................   p. 4

Revenues Received During Calendar Year 2005 ...........................   p. 4

Principal Underwriter .................................................   p. 5

Independent Registered Public Accounting Firm .........................   p. 5

Financial Statements


94 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - PROSPECTUS

RIVERSOURCE [LOGO](SM)
      ANNUITIES


RiverSource Life Insurance Company

70100 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 862-7919


   RiverSource Distributors, Inc. (Distributor), Member NASD. Insurance and
    annuity products are issued by RiverSource Life Insurance Company. Both companies are affiliated with Ameriprise Financial Services, Inc.


           (C) 2006 Ameriprise Financial, Inc. All rights reserved.



S-6503 C (1/07)

                      STATEMENT OF ADDITIONAL INFORMATION

                                      FOR

              RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY(SM)

         RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY(SM) - BAND 3

         RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(SM) VARIABLE ANNUITY

          RIVERSOURCE RETIREMENT ADVISOR SELECT(SM) VARIABLE ANNUITY

    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(SM) VARIABLE ANNUITY - BAND 3

      RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS(SM) VARIABLE ANNUITY

        RIVERSOURCE RETIREMENT ADVISOR SELECT PLUS(SM) VARIABLE ANNUITY

        RIVERSOURCE RETIREMENT ADVISOR 4 ADVANTAGE(SM) VARIABLE ANNUITY

         RIVERSOURCE RETIREMENT ADVISOR 4 SELECT(SM) VARIABLE ANNUITY

         RIVERSOURCE RETIREMENT ADVISOR 4 ACCESS(SM) VARIABLE ANNUITY


                    RIVERSOURCE FLEXIBLE PORTFOLIO ANNUITY
               (previously IDS LIFE FLEXIBLE PORTFOLIO ANNUITY)

                        RIVERSOURCE VARIABLE ACCOUNT 10
                   (previously IDS LIFE VARIABLE ACCOUNT 10)

                                 JAN. 2, 2007

RiverSource Variable Account 10 is a separate account of RiverSource Life Insurance Company (RiverSource Life).


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below.


This SAI contains financial information for all the subaccounts of RiverSource Variable Account 10. Not all subaccounts of RiverSource Variable Account 10 apply to your specific contract.

RiverSource Life Insurance Company

70100 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 862-7919

TABLE OF CONTENTS

Calculating Annuity Payouts ...............................................p. 3

Rating Agencies ...........................................................p. 4

Revenues Received During Calendar Year 2005 ...............................p. 4

Principal Underwriter .....................................................p. 5

Independent Registered Public Accounting Firm .............................p. 5

Financial Statements

CORPORATE CONSOLIDATION


On Dec. 31, 2006, American Enterprise Life Insurance Company and American Partners Life Insurance Company merged into their parent company, IDS Life Insurance Company (IDS Life). At that time, IDS Life changed its name to RiverSource Life Insurance Company. This merger helped simplify the overall corporate structure because the three life insurance companies were consolidated into one. This consolidation and renaming does not have any adverse effect on the features or benefits of any contract.



2 - RIVERSOURCE VARIABLE ACCOUNT 10

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.


INITIAL PAYOUT: To compute your first monthly payout, we:


o determine the dollar value of your contract on the valuation date and deduct any applicable premium tax; then

o apply the result to the annuity table contained in the contract or another table at least as favorable.


The annuity table shows the amount of the first monthly payout for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payout by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.


SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

o     the annuity unit value on the valuation date; by

o     the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o     the net investment factor; and

o     the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o     dividing that sum by the previous adjusted net asset value per share;
      and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement/settlement date or the date you selected to begin receiving your annuity payouts; then

o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.


RIVERSOURCE VARIABLE ACCOUNT 10 - 3

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.


For detailed information on the agency ratings given to RiverSource Life, see "Debt & Ratings Information" under "Investors Relations" on our website at ameriprise.com or contact your sales representative. Or view our current ratings by visiting the agency websites directly at:


A.M. Best                                             www.ambest.com
Fitch                                           www.fitchratings.com
Moody's                                     www.moodys.com/insurance
Standard & Poor's                           www.standardandpoors.com

A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Standard & Poor's -- Rates insurance companies for their financial strength.

REVENUES RECEIVED DURING CALENDAR YEAR 2005:

The following table shows the unaffiliated funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to us and/or our affiliates in 2005. Some of these funds may not be available under your contract or policy. Please see your contract or policy prospectus regarding the investment options available to you.

-----------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products                                         $ 8,854,855.66
Franklin(R) Templeton(R) Variable Insurance Products Trust                        6,823,584.36
Liberty Variable Investment Trust / Wanger Advisors Trust                         6,167,159.08
American Century(R) Variable Portfolios, Inc.                                     5,916,210.77
Goldman Sachs Variable Insurance Trust                                            5,908,269.00
AIM Variable Insurance Funds                                                      4,657,038.45
AllianceBernstein Variable Products Series Fund, Inc.                             4,105,185.33
Putnam Variable Trust                                                             2,894,721.89
MFS(R) Variable Insurance Trust(SM)                                               2,814,229.09
Credit Suisse Trust                                                               1,948,062.06
Wells Fargo Advantage Variable Trust Funds                                        1,785,045.10
Janus Aspen Series                                                                  973,913.25
Evergreen Variable Annuity Trust                                                    950,086.78
Oppenheimer Variable Account Funds                                                  940,501.39
Third Avenue Variable Series Trust                                                  930,151.06
Royce Capital Fund                                                                  909,404.51
Lazard Retirement Series, Inc.                                                      866,279.90
Van Kampen Life Investment Trust / The Universal Institutional Funds, Inc.          766,423.33
Pioneer Variable Contracts Trust                                                    367,921.93
Calvert Variable Series, Inc.                                                       166,558.14
Dreyfus Investment Portfolios / Dreyfus Variable Investment Fund                     40,580.81
STI Classic Variable Trust                                                           25,316.37
Premier VIT                                                                          20,167.99
Baron Capital Funds Trust                                                             7,180.35
J.P. Morgan Series Trust II                                                           4,344.49
-----------------------------------------------------------------------------------------------

If the revenue received from affiliated funds were included in the table above, payment to us or our affiliates by the RiverSource Variable Portfolio Funds or their affiliates would be at the top of the list.


4 - RIVERSOURCE VARIABLE ACCOUNT 10

PRINCIPAL UNDERWRITER


RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as principal underwriter for the contracts, which are offered on a continuous basis. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). The contracts are offered to the public through certain securities broker-dealers that have entered into sales agreements with us and RiverSource Distributors and whose personnel are legally authorized to sell annuity and life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial.

Prior to Jan. 1, 2007, IDS Life served as the principal underwriter for the contracts. For the past three years, the aggregate dollar amount of underwriting commissions paid to IDS Life for the variable account has been:
2005: $96,912,450; 2004: $57,026,951; and 2003: $39,181,124. IDS Life retained no underwriting commission from the sale of the contracts.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, independent registered public accounting firm, has audited the consolidated financial statements of IDS Life Insurance Company (name subsequently changed to RiverSource Life Insurance Company) at Dec. 31, 2005 and 2004, and for each of the three years in the period ended Dec. 31, 2005, and the individual financial statements of the segregated asset subaccounts of the IDS Life Variable Account 10 (name subsequently changed to RiverSource Variable Account 10) which includes RiverSource Retirement Advisor Variable Annuity, RiverSource Retirement Advisor Variable Annuity - Band 3, RiverSource Retirement Advisor Advantage Variable Annuity, RiverSource Retirement Advisor Select Variable Annuity, RiverSource Retirement Advisor Advantage Variable Annuity - Band 3, RiverSource Retirement Advisor Advantage Plus Variable Annuity, RiverSource Retirement Advisor Select Plus Variable Annuity, RiverSource Retirement Advisor 4 Advantage Variable Annuity, RiverSource Retirement Advisor 4 Select Variable Annuity, RiverSource Retirement Advisor 4 Access Variable Annuity and IDS Life Flexible Portfolio Annuity (name subsequently changed to RiverSource Flexible Portfolio Annuity) at Dec. 31, 2005, and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the SAI in reliance upon Ernst & Young LLP's reports given on their authority as experts in accounting and auditing.



RIVERSOURCE VARIABLE ACCOUNT 10 - 5

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of the 88 segregated asset subaccounts of IDS Life Variable Account 10, referred to in Note 1, as of December 31, 2005, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of IDS Life Variable Account 10's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of IDS Life Variable Account 10's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the 88 segregated asset subaccounts of IDS Life Variable Account 10, referred to in Note 1, at December 31, 2005, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                         /s/ Ernst & Young LLP

Minneapolis, Minnesota
March 31, 2006


6 - RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                            AIM VI CAP      AIM VI CAP     AIM VI CAP    AIM VI CAP    AIM VI CORE
DECEMBER 31, 2005                                           APPR, SER I    APPR, SER II    DEV, SER I   DEV, SER II     EQ, SER I
ASSETS
Investments, at value(1),(2)                                $ 78,569,765   $254,206,485   $53,703,860   $54,381,137   $ 484,950,122
Dividends receivable                                                  --             --            --            --              --
Accounts receivable from IDS Life for contract purchase
payments                                                           4,894        408,237         3,584        53,802              --
Receivable for share redemptions                                   5,834          3,024        10,101        41,925         429,446
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  78,580,493    254,617,746    53,717,545    54,476,864     485,379,568
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
   Mortality and expense risk fee                                 55,613        180,545        38,380        38,738         511,326
   Contract terminations                                           5,834          3,024        10,101        41,925         429,446
Payable for investments purchased                                  4,894        408,237         3,584        53,802              --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 66,341        591,806        52,065       134,465         940,772
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     78,341,930    253,983,081    53,618,699    54,316,165     482,243,069
Net assets applicable to contracts in payment period             172,222         42,859        46,781        26,234       2,195,727
Net assets applicable to seed money                                   --             --            --            --              --
Net assets applicable to affiliates                                   --             --            --            --              --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 78,514,152   $254,025,940   $53,665,480   $54,342,399   $ 484,438,796
====================================================================================================================================
(1)   Investment shares                                        3,183,540     10,405,505     3,337,717     3,415,901      20,680,176

(2)   Investments, at cost                                  $100,035,799   $227,020,811   $42,461,503   $42,602,762   $ 439,855,047
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               AIM VI        AIM VI FIN   AIM VI INTL      AIM VI     AB VPS GLOBAL
DECEMBER 31, 2005 (CONTINUED)                                DYN, SER I     SERV, SER I   GRO, SER II   TECH, SER I    TECH, CL B
ASSETS
Investments, at value(1),(2)                                $ 16,422,209   $ 23,124,604   $   269,605   $40,289,073   $   3,650,122
Dividends receivable                                                  --             --            --            --              --
Accounts receivable from IDS Life for contract purchase
payments                                                              --         13,724        20,821        20,560          55,022
Receivable for share redemptions                                  23,278         14,988            --         1,529           4,478
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  16,445,487     23,153,316       290,426    40,311,162       3,709,622
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
   Mortality and expense risk fee                                 11,750         16,351           129        28,542           1,763
   Contract terminations                                          23,278         14,988            --         1,529           4,478
Payable for investments purchased                                     --         13,724        20,821        20,560          55,022
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 35,028         45,063        20,950        50,631          61,263
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     16,397,540     23,101,245       269,233    40,260,531       3,648,359
Net assets applicable to contracts in payment period              12,919          7,008            --            --              --
Net assets applicable to seed money                                   --             --           243            --              --
Net assets applicable to affiliates                                   --             --            --            --              --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 16,410,459   $ 23,108,253   $   269,476   $40,260,531   $   3,648,359
====================================================================================================================================
(1)   Investment shares                                        1,111,862      1,514,381        11,722     3,174,868         233,533

(2)   Investments, at cost                                  $ 11,988,577   $ 19,238,898   $   261,094   $36,792,560   $   3,683,208
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE ACCOUNT 10 - 7

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                              AB VPS          AB VPS        AC VP           AC VP          AC VP
                                                            GRO & INC,      INTL VAL,       INTL,           INTL,         ULTRA,
DECEMBER 31, 2005 (CONTINUED)                                  CL B            CL B          CL I           CL II          CL II
ASSETS
Investments, at value(1),(2)                               $313,022,361   $551,574,740   $ 61,102,945   $  97,334,242   $19,249,841
Dividends receivable                                                 --             --             --              --            --
Accounts receivable from IDS Life for contract purchase
payments                                                        163,461        753,254             --          23,268       356,784
Receivable for share redemptions                                 41,053          5,032         45,372         150,355            --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                313,226,875    552,333,026     61,148,317      97,507,865    19,606,625
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
   Mortality and expense risk fee                               222,974        388,487         43,300          69,439         9,513
   Contract terminations                                         41,053          5,032         45,372         150,355            --
Payable for investments purchased                               163,461        753,254             --          23,268       356,784
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               427,488      1,146,773         88,672         243,062       366,297
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period   312,552,046    550,859,162     60,926,447      97,114,947    19,240,328
Net assets applicable to contracts in payment period            247,341        327,091        133,198         149,856            --
Net assets applicable to seed money                                  --             --             --              --            --
Net assets applicable to affiliates                                  --             --             --              --            --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $312,799,387   $551,186,253   $ 61,059,645   $  97,264,803   $19,240,328
====================================================================================================================================
(1)   Investment shares                                      12,698,676     29,152,999      7,424,416      11,841,149     1,863,489

(2)   Investments, at cost                                 $263,815,219   $436,261,617   $ 64,511,190   $  75,942,862   $19,520,776
------------------------------------------------------------------------------------------------------------------------------------

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                               AC VP         AC VP        CALVERT VS    COL HI YIELD,    CS MID-CAP
DECEMBER 31, 2005 (CONTINUED)                                VAL, CL I     VAL, CL II     SOCIAL BAL       VS CL B           GRO
ASSETS
Investments, at value(1),(2)                               $722,847,058   $379,098,889   $ 50,889,731   $ 102,719,589   $31,903,430
Dividends receivable                                                 --             --             --              --            --
Accounts receivable from IDS Life for contract purchase
payments                                                         11,307        196,636         37,577         147,644            --
Receivable for share redemptions                                315,040          6,133          1,288           4,050         8,630
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                723,173,405    379,301,658     50,928,596     102,871,283    31,912,060
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
   Mortality and expense risk fee                               699,138        272,745         36,487          72,757        22,785
   Contract terminations                                        315,040          6,133          1,288           4,050         8,630
Payable for investments purchased                                11,307        196,636         37,577         147,644            --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                             1,025,485        475,514         75,352         224,451        31,415
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period   719,846,767    378,230,310     50,804,011     102,646,832    31,859,279
Net assets applicable to contracts in payment period          2,301,153        595,834         49,233              --        21,366
Net assets applicable to seed money                                  --             --             --              --            --
Net assets applicable to affiliates                                  --             --             --              --            --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $722,147,920   $378,826,144   $ 50,853,244   $ 102,646,832   $31,880,645
====================================================================================================================================
(1)   Investment shares                                      88,152,080     46,288,021     26,191,318      10,492,297     2,418,759

(2)   Investments, at cost                                 $606,804,491   $343,805,058   $ 46,555,739   $ 100,533,649   $31,831,987
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


8 - RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                        ---------------------------------------------------------------------------
                                                                           EG VA          EG VA         FID VIP         FID VIP
                                                          CS SM CAP     FUNDAMENTAL      INTL EQ,      GRO & INC,      GRO & INC,
DECEMBER 31, 2005 (CONTINUED)                                GRO        LG CAP, CL 2       CL 2         SERV CL        SERV CL 2
ASSETS
Investments, at value(1),(2)                            $ 306,282,984   $ 30,666,607   $ 44,111,472   $221,653,784   $ 404,900,562
Dividends receivable                                               --             --             --             --              --
Accounts receivable from IDS Life for contract
purchase payments                                                  --         12,019         26,287             88         139,574
Receivable for share redemptions                              288,142         11,109          3,015        106,004          57,947
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                              306,571,126     30,689,735     44,140,774    221,759,876     405,098,083
===================================================================================================================================
LIABILITIES
Payable to IDS Life for:
   Mortality and expense risk fee                             324,211         21,569         31,667        157,938         290,106
   Contract terminations                                      288,142         11,109          3,015        106,004          57,947
Payable for investments purchased                                  --         12,019         26,287             88         139,574
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                             612,353         44,697         60,969        264,030         487,627
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
period                                                    305,181,342     30,596,682     44,062,000    221,044,243     403,883,059
Net assets applicable to contracts in payment period          777,431         48,356         17,805        451,603         727,397
Net assets applicable to seed money                                --             --             --             --              --
Net assets applicable to affiliates                                --             --             --             --              --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                        $ 305,958,773   $ 30,645,038   $ 44,079,805   $221,495,846   $ 404,610,456
===================================================================================================================================
(1)   Investment shares                                    20,569,710      1,719,944      3,093,371     15,119,631      27,866,522

(2)   Investments, at cost                              $ 327,392,152   $ 26,827,229   $ 39,044,647   $214,883,164   $ 344,339,698
-----------------------------------------------------------------------------------------------------------------------------------

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                        ---------------------------------------------------------------------------
                                                           FID VIP        FID VIP         FID VIP       FID VIP      FTVIPT FRANK
                                                           MID CAP,       MID CAP,       OVERSEAS,      OVERSEAS,      REAL EST,
DECEMBER 31, 2005 (CONTINUED)                              SERV CL        SERV CL 2      SERV CL        SERV CL 2        CL 2
ASSETS
Investments, at value(1),(2)                            $ 405,721,294   $909,164,191   $ 94,048,505   $193,734,776   $ 690,493,488
Dividends receivable                                               --             --             --             --              --
Accounts receivable from IDS Life for contract
purchase payments                                             103,929        422,697          9,813             --         185,508
Receivable for share redemptions                               18,818          1,785         56,698        132,741              --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                              405,844,041    909,588,673     94,115,016    193,867,517     690,678,996
===================================================================================================================================
LIABILITIES
Payable to IDS Life for:
   Mortality and expense risk fee                             287,266        645,087         66,387        138,963         489,223
   Contract terminations                                       18,818          1,785         56,698        132,741              --
Payable for investments purchased                             103,929        422,697          9,813             --         185,508
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                             410,013      1,069,569        132,898        271,704         674,731
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
period                                                    404,523,210    907,954,806     93,685,575    193,274,220     689,136,307
Net assets applicable to contracts in payment period          910,818        564,298        296,543        321,593         867,958
Net assets applicable to seed money                                --             --             --             --              --
Net assets applicable to affiliates                                --             --             --             --              --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                        $ 405,434,028   $908,519,104   $ 93,982,118   $193,595,813   $ 690,004,265
===================================================================================================================================
(1)   Investment shares                                    11,608,621     26,223,369      4,583,260      9,478,218      21,524,111

(2)   Investments, at cost                              $ 225,632,489   $642,467,642   $ 81,222,636   $140,192,862   $ 488,065,865
-----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE ACCOUNT 10 - 9

STATEMENTS OF ASSETS AND LIABILITIES

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                      ----------------------------------------------------------------------------
                                                        FTVIPT FRANK   FTVIPT MUTUAL    FTVIPT TEMP   FTVIPT TEMP       GS VIT
                                                           SM CAP         SHARES         DEV MKTS       FOR SEC,      STRUCTD SM
DECEMBER 31, 2005 (CONTINUED)                             VAL, CL 2      SEC, CL 2       SEC, CL 1        CL 2          CAP EQ
ASSETS
Investments, at value(1),(2)                           $ 317,118,920   $ 196,249,504   $281,922,331   $ 51,531,670   $ 41,120,237
Dividends receivable                                              --              --             --             --             --
Accounts receivable from IDS Life for contract
purchase payments                                            157,435          43,227          6,224             --             --
Receivable for share redemptions                               4,112          34,859             --         96,985          1,337
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                             317,280,467     196,327,590    281,928,555     51,628,655     41,121,574
==================================================================================================================================
LIABILITIES
Payable to IDS Life for:
   Mortality and expense risk fee                            226,063         142,076        293,334         36,273         29,606
   Contract terminations                                       4,112          34,859             --         96,985          1,337
Payable for investments purchased                            157,435          43,227          6,224             --             --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                            387,610         220,162        299,558        133,258         30,943
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
period                                                   316,681,119     195,691,267    280,939,714     51,383,126     41,065,541
Net assets applicable to contracts in payment period         211,738         416,161        689,283        112,271         25,090
Net assets applicable to seed money                               --              --             --             --             --
Net assets applicable to affiliates                               --              --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                       $ 316,892,857   $ 196,107,428   $281,628,997   $ 51,495,397   $ 41,090,631
==================================================================================================================================
(1)   Investment shares                                   18,887,369      10,800,743     25,652,623      3,299,083      2,951,919

(2)   Investments, at cost                             $ 233,512,799   $ 162,639,774   $196,037,086   $ 40,502,892   $ 33,182,022
----------------------------------------------------------------------------------------------------------------------------------

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                      ----------------------------------------------------------------------------
                                                           GS VIT          GS VIT      JANUS ASPEN     JANUS ASPEN    JANUS ASPEN
                                                          STRUCTD          MID CAP     GLOBAL TECH,     INTL GRO,    MID CAP GRO,
DECEMBER 31, 2005 (CONTINUED)                             U.S. EQ            VAL           SERV           SERV           SERV
ASSETS
Investments, at value(1),(2)                           $ 492,985,307   $ 766,033,632   $ 23,495,362   $125,668,157   $ 31,725,381
Dividends receivable                                              --              --             --             --             --
Accounts receivable from IDS Life for contract
purchase payments                                            141,854       1,059,348            188         22,496          6,355
Receivable for share redemptions                                  19              --         20,742         68,524         26,705
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                             493,127,180     767,092,980     23,516,292    125,759,177     31,758,441
==================================================================================================================================
LIABILITIES
Payable to IDS Life for:
   Mortality and expense risk fee                            348,853         539,349         16,691         88,673         22,242
   Contract terminations                                          19              --         20,742         68,524         15,003
Payable for investments purchased                            141,854       1,059,348            188         22,496          6,355
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                            490,726       1,598,697         37,621        179,693         43,600
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
period                                                   492,112,397     764,860,030     23,404,931    125,428,299     31,702,729
Net assets applicable to contracts in payment period         524,057         634,253         73,740        151,185         12,112
Net assets applicable to seed money                               --              --             --             --             --
Net assets applicable to affiliates                               --              --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                       $ 492,636,454   $ 765,494,283   $ 23,478,671   $125,579,484   $ 31,714,841
==================================================================================================================================
(1)   Investment shares                                   37,546,482      49,326,055      5,933,172      3,573,163      1,116,698

(2)   Investments, at cost                             $ 452,380,090   $ 681,499,216   $ 35,222,318   $ 96,816,148   $ 40,712,168
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


10 - RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                      ------------------------------------------------------------------------------
                                                          LAZARD         MFS INV          MFS              MFS            MFS
                                                          RETIRE        GRO STOCK,      NEW DIS,       TOTAL RETURN,   UTILITIES,
DECEMBER 31, 2005 (CONTINUED)                            INTL EQ         SERV CL        SERV CL           SERV CL       SERV CL
ASSETS
Investments, at value(1),(2)                          $ 198,643,723   $ 147,075,456   $  110,000,006   $  82,955,890   $145,721,269
Dividends receivable                                             --              --               --              --             --
Accounts receivable from IDS Life for contract
purchase payments                                            11,846          53,976           12,293         106,580        225,826
Receivable for share redemptions                             27,693           5,491          113,042              --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                            198,683,262     147,134,923      110,125,341      83,062,470    145,947,095
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
   Mortality and expense risk fee                           141,492         104,180           79,685          60,551        101,909
   Contract terminations                                     27,693           5,491          113,042              --             --
Payable for investments purchased                            11,846          53,976           12,293         106,580        225,826
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                           181,031         163,647          205,020         167,131        327,735
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
period                                                  198,074,115     146,716,687      109,847,351      82,732,439    145,401,271
Net assets applicable to contracts in payment period        428,116         254,589           72,970         162,900        218,089
Net assets applicable to seed money                              --              --               --              --             --
Net assets applicable to affiliates                              --              --               --              --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                      $ 198,502,231   $ 146,971,276   $  109,920,321   $  82,895,339   $145,619,360
====================================================================================================================================
(1)   Investment shares                                  15,482,753      15,131,220        7,119,742       4,046,629      6,185,113

(2)   Investments, at cost                            $ 157,800,616   $ 149,198,856   $   99,910,992   $  82,005,578   $114,696,109
------------------------------------------------------------------------------------------------------------------------------------

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                      ------------------------------------------------------------------------------
                                                           OPPEN        OPPEN MAIN        OPPEN        PIONEER EQ        PIONEER
                                                        GLOBAL SEC      ST SM CAP     STRATEGIC BOND     INC VCT,      EUROPE VCT,
DECEMBER 31, 2005 (CONTINUED)                            VA, SERV        VA, SERV       VA, SERV          CL II           CL II
ASSETS
Investments, at value(1),(2)                          $  94,654,044   $  52,519,571   $  333,121,755   $  64,075,396   $  7,012,348
Dividends receivable                                             --              --               --              --             --
Accounts receivable from IDS Life for contract
purchase payments                                           220,074          76,519        1,742,976           7,097          5,148
Receivable for share redemptions                                 94             113               --          49,624             89
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                             94,874,212      52,596,203      334,864,731      64,132,117      7,017,585
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
   Mortality and expense risk fee                            67,103          37,771          225,561          46,485          5,036
   Contract terminations                                         94             113               --          49,624             89
Payable for investments purchased                           220,074          76,519        1,742,976           7,097          5,148
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                           287,271         114,403        1,968,537         103,206         10,273
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
period                                                   94,494,807      52,459,558      332,685,332      63,859,171      7,007,252
Net assets applicable to contracts in payment period         92,134          22,242          210,862         169,740             --
Net assets applicable to seed money                              --              --               --              --             60
Net assets applicable to affiliates                              --              --               --              --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                      $  94,586,941   $  52,481,800   $  332,896,194   $  64,028,911   $  7,007,312
====================================================================================================================================
(1)   Investment shares                                   2,854,465       3,078,521       64,185,309       2,998,381        626,102

(2)   Investments, at cost                            $  81,533,621   $  46,773,856   $  329,241,527   $  52,506,324   $  5,359,266
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE ACCOUNT 10 - 11

STATEMENTS OF ASSETS AND LIABILITIES

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                      -----------------------------------------------------------------------------
                                                      PUT VT HEALTH      PUT VT      PUT VT INTL       PUT VT           PUT VT
                                                        SCIENCES,       INTL EQ,      NEW OPP,        NEW OPP,          VISTA,
DECEMBER 31, 2005 (CONTINUED)                             CL IB           CL IB         CL IB          CL IA            CL IB
ASSETS
Investments, at value(1),(2)                          $  53,300,648   $ 89,157,908  $ 88,204,080  $   286,797,011  $    95,797,184
Dividends receivable                                             --             --            --               --               --
Accounts receivable from IDS Life for contract
purchase payments                                           223,710         11,767            --               --           49,336
Receivable for share redemptions                                 --         75,340        13,557           22,242           88,110
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                             53,524,358     89,245,015    88,217,637      286,819,253       95,934,630
===================================================================================================================================
LIABILITIES
Payable to IDS Life for:
   Mortality and expense risk fee                            36,548         63,601        62,343          301,492           68,162
   Contract terminations                                         --         75,340        13,557           22,242           88,110
Payable for investments purchased                           223,710         11,767            --               --           49,336
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                           260,258        150,708        75,900          323,734          205,608
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
accumulation period                                      53,210,683     89,063,485    88,068,782      285,485,202       95,436,676
Net assets applicable to contracts in payment period         53,417         30,822        72,955        1,010,317          292,346
Net assets applicable to seed money                              --             --            --               --               --
Net assets applicable to affiliates                              --             --            --               --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                      $  53,264,100   $ 89,094,307  $ 88,141,737  $   286,495,519  $    95,729,022
===================================================================================================================================
(1)   Investment shares                                   4,016,628      5,483,266     6,016,649       15,304,003        6,872,108

(2)   Investments, at cost                            $  44,587,791   $ 62,469,892  $103,120,519  $   349,682,693  $   123,318,189
-----------------------------------------------------------------------------------------------------------------------------------

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                      -----------------------------------------------------------------------------
                                                          RVS VP         RVS VP        RVS VP          RVS VP           RVS VP
DECEMBER 31, 2005 (CONTINUED)                              BAL          CASH MGMT     CORE BOND       DIV BOND        DIV EQ INC
ASSETS
Investments, at value(1),(2)                          $ 501,456,522   $476,447,834  $ 58,164,084  $ 1,091,016,741  $ 1,175,339,794
Dividends receivable                                             --      1,389,932       188,647        3,525,906               --
Accounts receivable from IDS Life for contract
purchase payments                                           115,399        320,128        59,048        1,503,748        1,175,608
Receivable for share redemptions                                 --             --            --               --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                            501,571,921    478,157,894    58,411,779    1,096,046,395    1,176,515,402
===================================================================================================================================
LIABILITIES
Payable to IDS Life for:
   Mortality and expense risk fee                           453,539        351,869        37,715          842,271          808,553
   Contract terminations                                     82,379        447,618            --          271,073               --
Payable for investments purchased                                --             --            --               --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                           535,918        799,487        37,715        1,113,344          808,553
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
accumulation period                                     495,700,619    477,070,101    41,409,952    1,090,553,830    1,173,364,247
Net assets applicable to contracts in payment period      5,335,384        288,306        12,621        4,379,221        2,342,602
Net assets applicable to seed money                              --             --    16,951,491               --               --
Net assets applicable to affiliates                              --             --            --               --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                      $ 501,036,003   $477,358,407  $ 58,374,064  $ 1,094,933,051  $ 1,175,706,849
===================================================================================================================================
(1)   Investment shares                                  33,841,194    476,618,117     5,902,013      104,146,467       84,384,079

(2)   Investments, at cost                            $ 558,214,900   $476,460,793  $ 58,824,275  $ 1,103,916,013  $   989,826,330
-----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


12 - RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                      -----------------------------------------------------------------------------
                                                                                       RVS VP
                                                                         RVS VP        GLOBAL                           RVS VP
                                                          RVS VP         GLOBAL       INFLATION        RVS VP          HI YIELD
DECEMBER 31, 2005 (CONTINUED)                           EMER MKTS         BOND        PROT SEC          GRO              BOND
ASSETS
Investments, at value(1),(2)                          $ 212,830,701   $453,357,528  $185,367,959  $   397,707,535  $   915,970,927
Dividends receivable                                             --        808,742       183,367               --        3,766,694
Accounts receivable from IDS Life for contract
purchase payments                                           419,469        603,795       665,089          996,359          243,772
Receivable for share redemptions                                 --             --            --               --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                            213,250,170    454,770,065   186,216,415      398,703,894      919,981,393
===================================================================================================================================
LIABILITIES
Payable to IDS Life for:
   Mortality and expense risk fee                           144,006        351,363       126,466          267,408          729,109
   Contract terminations                                     29,780         72,849            --               --          131,405
Payable for investments purchased                                --             --            --               --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                           173,786        424,212       126,466          267,408          860,514
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
accumulation period                                     213,060,047    453,866,444   186,085,049      397,597,579      916,484,828
Net assets applicable to contracts in payment period         16,337        479,409         4,900          838,907        2,636,051
Net assets applicable to seed money                              --             --            --               --               --
Net assets applicable to affiliates                              --             --            --               --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                      $ 213,076,384   $454,345,853  $186,089,949  $   398,436,486  $   919,120,879
===================================================================================================================================
(1)   Investment shares                                  14,484,571     42,953,589    18,726,571       58,394,826      137,540,753

(2)   Investments, at cost                            $ 172,391,596   $456,052,928  $188,253,717  $   452,543,921  $   957,568,031
-----------------------------------------------------------------------------------------------------------------------------------

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                      -----------------------------------------------------------------------------
                                                          RVS VP         RVS VP        RVS VP          RVS VP           RVS VP
DECEMBER 31, 2005 (CONTINUED)                            INC OPP        INTL OPP      LG CAP EQ      LG CAP VAL      MID CAP GRO
ASSETS
Investments, at value(1),(2)                          $  62,680,229   $370,846,907  $570,831,063  $    16,474,992  $   107,788,834
Dividends receivable                                        309,970             --            --               --               --
Accounts receivable from IDS Life for contract
purchase payments                                           209,080        135,684       235,773              820           29,518
Receivable for share redemptions                                 --             --            --               --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                             63,199,279    370,982,591   571,066,836       16,475,812      107,818,352
===================================================================================================================================
LIABILITIES
Payable to IDS Life for:
   Mortality and expense risk fee                            42,425        335,254       457,040           10,649           75,400
   Contract terminations                                         --          2,700        69,601            2,895           20,553
Payable for investments purchased                                --             --            --               --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                            42,425        337,954       526,641           13,544           95,953
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
accumulation period                                      63,103,500    369,342,080   568,210,322       13,019,393      107,593,022
Net assets applicable to contracts in payment period         53,354      1,302,557     2,329,873           16,941          129,377
Net assets applicable to seed money                              --             --            --        3,425,934               --
Net assets applicable to affiliates                              --             --            --               --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                      $  63,156,854   $370,644,637  $570,540,195  $    16,462,268  $   107,722,399
===================================================================================================================================
(1)   Investment shares                                   6,151,962     34,261,571    25,966,189        1,508,109        8,806,244

(2)   Investments, at cost                            $  63,230,155   $376,155,754  $598,429,660  $    15,716,676  $    87,325,295
-----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE ACCOUNT 10 - 13

STATEMENTS OF ASSETS AND LIABILITIES

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                -----------------------------------------------------------------------------------
                                                    RVS VP           RVS VP           RVS VP           RVS VP           RVS VP
DECEMBER 31, 2005 (CONTINUED)                    MID CAP VAL        NEW DIM           S&P 500        SELECT VAL     SHORT DURATION
ASSETS
Investments, at value(1),(2)                    $  17,386,938   $ 1,068,580,984   $  272,062,557   $   24,556,406   $  360,674,668
Dividends receivable                                       --                --               --               --          973,608
Accounts receivable from IDS Life for contract
purchase payments                                     130,451             2,943          144,984           36,799           77,710
Receivable for share redemptions                           --                --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                       17,517,389     1,068,583,927      272,207,541       24,593,205      361,725,986
===================================================================================================================================
LIABILITIES
Payable to IDS Life for:
   Mortality and expense risk fee                      10,267           941,422          193,691           16,443          257,029
   Contract terminations                                   --         1,259,912               --               46           52,034
Payable for investments purchased                          --                --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      10,267         2,201,334          193,691           16,489          309,063
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
accumulation period                                15,115,912     1,058,747,432      271,147,618       21,186,854      360,467,089
Net assets applicable to contracts in
payment period                                             --         7,635,161          866,232           14,503          949,834
Net assets applicable to seed money                        --                --               --        3,375,359               --
Net assets applicable to affiliates                 2,391,210                --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                $  17,507,122   $ 1,066,382,593   $  272,013,850   $   24,576,716   $  361,416,923
===================================================================================================================================
(1)   Investment shares                             1,460,878        67,706,702       32,084,838        2,222,295       35,590,488

(2)   Investments, at cost                      $  16,390,515   $ 1,136,316,378   $  242,145,210   $   23,674,450   $  370,316,917
-----------------------------------------------------------------------------------------------------------------------------------

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                -----------------------------------------------------------------------------------
                                                                                                                       LM PTNRS
                                                    RVS VP           RVS VP           RVS VP            ROYCE           VAR SM
DECEMBER 31, 2005 (CONTINUED)                     SM CAP ADV       SM CAP VAL      STRATEGY AGGR      MICRO-CAP     CAP GRO, CL II
ASSETS
Investments, at value(1),(2)                    $ 184,032,802   $   371,057,244   $  165,899,465   $  128,796,837   $      110,413
Dividends receivable                                       --                --               --               --               --
Accounts receivable from IDS Life for contract
purchase payments                                      46,201           140,911               33                4              687
Receivable for share redemptions                           --                --               --           68,164               --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                      184,079,003       371,198,155      165,899,498      128,865,005          111,100
===================================================================================================================================
LIABILITIES
Payable to IDS Life for:
   Mortality and expense risk fee                     130,099           257,938          150,827           91,537               68
   Contract terminations                               21,527            13,049          175,739           68,164               --
Payable for investments purchased                          --                --               --                4              687
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     151,626           270,987          326,566          159,705              755
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
accumulation period                               183,577,022       370,449,483      164,624,726      128,555,305          110,113
Net assets applicable to contracts in
payment period                                        350,355           477,685          948,206          149,995               --
Net assets applicable to seed money                        --                --               --               --              232
Net assets applicable to affiliates                        --                --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                $ 183,927,377   $   370,927,168   $  165,572,932   $  128,705,300   $      110,345
===================================================================================================================================
(1)   Investment shares                            13,774,661        26,870,338       19,007,329       10,246,367            8,101

(2)   Investments, at cost                      $ 164,212,955   $   329,357,368   $  288,285,009   $   89,291,714   $      116,203
-----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


14 - RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                -----------------------------------------------------------------------------------
                                                                    VANK LIT
                                                  THIRD AVE        COMSTOCK,        WANGER INTL      WANGER U.S.       WF ADV VT
DECEMBER 31, 2005 (CONTINUED)                        VAL             CL II            SM CAP            SM CO         ASSET ALLOC
ASSETS
Investments, at value(1),(2)                    $ 186,763,861   $   456,494,367   $  539,482,926   $  828,956,151   $   96,922,491
Dividends receivable                                       --                --               --               --               --
Accounts receivable from IDS Life for contract
purchase payments                                       4,201           664,449          123,516          631,626           70,787
Receivable for share redemptions                       15,191                --           42,125               --            4,460
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                      186,783,253       457,158,816      539,648,567      829,587,777       96,997,738
===================================================================================================================================
LIABILITIES
Payable to IDS Life for:
   Mortality and expense risk fee                     132,497           319,685          376,093          589,198           69,128
   Contract terminations                               15,191                --           42,125               --            4,460
Payable for investments purchased                       4,201           664,449          123,516          631,626           70,787
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     151,889           984,134          541,734        1,220,824          144,375
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
accumulation period                               186,187,762       456,135,289      538,751,837      827,676,810       96,801,891
Net assets applicable to contracts in
payment period                                        443,602            39,393          354,996          690,143           51,472
Net assets applicable to seed money                        --                --               --               --               --
Net assets applicable to affiliates                        --                --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                $ 186,631,364   $   456,174,682   $  539,106,833   $  828,366,953   $   96,853,363
===================================================================================================================================
(1)   Investment shares                             6,813,713        33,442,811       17,612,893       23,752,325        7,427,011

(2)   Investments, at cost                      $ 113,121,501   $   436,023,649   $  414,251,945   $  601,679,303   $   88,867,468
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                                                  -------------------------------------------------
                                                                                     WF ADV VT        WF ADV VT        WF ADV VT
DECEMBER 31, 2005 (CONTINUED)                                                        INTL CORE           OPP          SM CAP GRO
ASSETS
Investments, at value(1),(2)                                                      $   18,927,132   $   96,031,181   $   37,497,824
Dividends receivable                                                                          --               --               --
Accounts receivable from IDS Life for contract purchase payments                             604          120,821            9,346
Receivable for share redemptions                                                          90,623           92,151              251
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                          19,018,359       96,244,153       37,507,421
===================================================================================================================================
LIABILITIES
Payable to IDS Life for:
   Mortality and expense risk fee                                                         13,712           69,235           26,891
   Contract terminations                                                                  90,623           92,151              251
Payable for investments purchased                                                            604          120,821            9,346
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                        104,939          282,207           36,488
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                             18,913,420       95,886,321       37,452,097
Net assets applicable to contracts in payment period                                          --           75,625           18,836
Net assets applicable to seed money                                                           --               --               --
Net assets applicable to affiliates                                                           --               --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                                  $   18,913,420   $   95,961,946   $   37,470,933
===================================================================================================================================
(1)   Investment shares                                                                2,185,581        3,964,954        4,496,142

(2)   Investments, at cost                                                        $   15,536,496   $   70,626,205   $   28,854,951
-----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE ACCOUNT 10 - 15

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                           AIM VI CAP     AIM VI CAP     AIM VI CAP     AIM VI CAP    AIM VI CORE
YEAR ENDED DECEMBER 31, 2005                               APPR, SER I   APPR, SER II    DEV, SER I    DEV, SER II     EQ, SER I
INVESTMENT INCOME
Dividend income                                            $     48,235  $         --  $           --  $         --  $    7,307,784
Variable account expenses                                       639,292     1,309,161         463,090       413,331       6,634,066
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (591,057)   (1,309,161)       (463,090)     (413,331)        673,718
====================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                        9,846,523     2,312,663       9,971,332     4,195,112     122,273,523
   Cost of investments sold                                  13,707,816     2,137,991       8,477,808     3,458,330     113,852,381
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (3,861,293)      174,672       1,493,524       736,782       8,421,142
Distributions from capital gains                                     --            --              --            --              --
Net change in unrealized appreciation or depreciation of
investments                                                  10,236,668    19,806,751       3,388,947     3,919,007       9,964,559
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                6,375,375    19,981,423       4,882,471     4,655,789      18,385,701
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                 $  5,784,318  $ 18,672,262  $    4,419,381  $  4,242,458  $   19,059,419
====================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                              AIM VI     AIM VI FIN     AIM VI INTL       AIM VI     AB VPS GLOBAL
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)                  DYN, SER I   SERV, SER I   GRO, SER II(1)   TECH, SER I   TECH, CL B(1)
INVESTMENT INCOME
Dividend income                                            $         --  $    305,569  $          929  $         --  $           --
Variable account expenses                                       140,484       183,938             165       229,549           2,169
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (140,484)      121,631             764      (229,549)         (2,169)
====================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                        3,672,414     4,280,725             265     1,588,894           4,483
   Cost of investments sold                                   2,889,980     3,760,468             261     1,510,866           4,530
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                782,434       520,257               4        78,028             (47)
Distributions from capital gains                                     --            --              --            --              --
Net change in unrealized appreciation or depreciation of
   investments                                                  863,131       425,979           8,511     1,711,488         (33,086)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                1,645,565       946,236           8,515     1,789,516         (33,133)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                              $  1,505,081  $  1,067,867  $        9,279  $  1,559,967  $      (35,302)
====================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                              AB VPS        AB VPS          AC VP          AC VP          AC VP
                                                            GRO & INC,     INTL VAL,        INTL,          INTL,          ULTRA,
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)                     CL B          CL B           CL I           CL II         CL II(1)
INVESTMENT INCOME
Dividend income                                            $  3,516,566  $  1,679,771  $      651,920  $    720,392  $           --
Variable account expenses                                     2,412,097     3,121,804         483,426       686,461          11,765
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                               1,104,469    (1,442,033)        168,494        33,931         (11,765)
====================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                        5,868,003       333,813       5,815,318     3,161,083              39
   Cost of investments sold                                   5,030,686       278,037       6,759,761     2,643,724              39
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                837,317        55,776        (944,443)      517,359              --
Distributions from capital gains                                     --     5,469,022              --            --              --
Net change in unrealized appreciation or depreciation of
investments                                                   9,122,243    60,595,058       7,546,726     9,845,641        (270,935)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                9,959,560    66,119,856       6,602,283    10,363,000        (270,935)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                 $ 11,064,029  $ 64,677,823  $    6,770,777  $ 10,396,931  $     (282,700)
====================================================================================================================================

See accompanying notes to financial statements.


16 - RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                               AC VP        AC VP        CALVERT VS    COL HI YIELD,   CS MID-CAP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                     VAL, CL I    VAL, CL II     SOCIAL BAL       VS CL B         GRO
INVESTMENT INCOME
Dividend income                                            $  6,303,252  $  2,121,694  $      897,436  $         --  $           --
Variable account expenses                                     8,398,314     2,845,260         403,490       605,831         283,969
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                              (2,095,062)     (723,566)        493,946      (605,831)       (283,969)
====================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                       61,773,591     4,451,225       3,703,330       403,176       7,453,720
   Cost of investments sold                                  53,156,435     4,136,714       3,421,313       399,048       7,843,950
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments              8,617,156       314,511         282,017         4,128        (390,230)
Distributions from capital gains                             72,930,528    29,747,632              --            --              --
Net change in unrealized appreciation or depreciation of
investments                                                 (52,126,127)  (14,710,761)      1,467,785     2,043,401       2,562,333
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               29,421,557    15,351,382       1,749,802     2,047,529       2,172,103
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                 $ 27,326,495  $ 14,627,816  $    2,243,748  $  1,441,698  $    1,888,134
====================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                                            EG VA          EG VA         FID VIP        FID VIP
                                                            CS SM CAP    FUNDAMENTAL      INTL EQ,      GRO & INC,     GRO & INC,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                        GRO      LG CAP, CL 2       CL 2         SERV CL       SERV CL 2
INVESTMENT INCOME
Dividend income                                            $         --  $    210,548  $      806,580  $  3,367,351  $    4,986,989
Variable account expenses                                     4,424,489       221,516         218,774     1,913,682       3,305,218
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                              (4,424,489)      (10,968)        587,806     1,453,669       1,681,771
====================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                       97,787,242     2,785,807         436,855    36,967,731      25,282,540
   Cost of investments sold                                 104,925,281     2,468,203         404,911    38,358,175      22,838,335
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (7,138,039)      317,604          31,944    (1,390,444)      2,444,205
Distributions from capital gains                                     --            --              --            --              --
Net change in unrealized appreciation or depreciation of
investments                                                  (4,375,545)    1,650,566       4,104,747    13,701,203      20,910,866
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                              (11,513,584)    1,968,170       4,136,691    12,310,759      23,355,071
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                 $(15,938,073) $  1,957,202  $    4,724,497  $ 13,764,428  $   25,036,842
====================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                              FID VIP       FID VIP        FID VIP        FID VIP    FTVIPT FRANK
                                                             MID CAP,      MID CAP,       OVERSEAS,      OVERSEAS,     REAL EST,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                      SERV CL      SERV CL 2       SERV CL       SERV CL 2       CL 2
INVESTMENT INCOME
Dividend income                                            $  5,978,463  $  9,919,012  $      482,554  $    791,978  $    8,467,697
Variable account expenses                                     3,152,244     6,108,569         721,088     1,410,479       5,216,633
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                               2,826,219     3,810,443        (238,534)     (618,501)      3,251,064
====================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                       19,759,777     1,224,744       9,488,844     9,787,556      11,654,277
   Cost of investments sold                                  12,106,303       939,924       9,567,592     8,061,131       8,509,612
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments              7,653,474       284,820         (78,748)    1,726,425       3,144,665
Distributions from capital gains                                     --            --         434,298       791,978      36,422,334
Net change in unrealized appreciation or depreciation of
investments                                                  49,540,142   116,302,504      14,315,905    27,251,027      32,124,507
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               57,193,616   116,587,324      14,671,455    29,769,430      71,691,506
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                 $ 60,019,835  $120,397,767  $   14,432,921  $ 29,150,929  $   74,942,570
====================================================================================================================================

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE ACCOUNT 10 - 17

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                           FTVIPT FRANK  FTVIPT MUTUAL   FTVIPT TEMP    FTVIPT TEMP      GS VIT
                                                              SM CAP         SHARES        DEV MKTS       FOR SEC,     STRUCTD SM
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                     VAL, CL 2     SEC, CL 2      SEC, CL 1         CL 2         CAP EQ
INVESTMENT INCOME
Dividend income                                            $  2,030,822  $  1,341,758  $    3,639,750  $    554,983  $       98,246
Variable account expenses                                     2,329,987     1,360,050       3,220,666       398,021         360,778
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (299,165)      (18,292)        419,084       156,962        (262,532)
====================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                        2,775,439     1,633,270      27,893,338     3,595,254       7,120,753
   Cost of investments sold                                   2,075,953     1,397,267      22,155,493     2,954,836       5,404,299
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                699,486       236,003       5,737,845       640,418       1,716,454
Distributions from capital gains                              1,642,725       502,610              --            --       3,637,554
Net change in unrealized appreciation or depreciation of
investments                                                  19,843,755    14,904,933      54,275,339     3,615,228      (3,087,059)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               22,185,966    15,643,546      60,013,184     4,255,646       2,266,949
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                 $ 21,886,801  $ 15,625,254  $   60,432,268  $  4,412,608  $    2,004,417
====================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                              GS VIT         GS VIT      JANUS ASPEN    JANUS ASPEN  JANUS ASPEN
                                                              STRUCTD       MID CAP     GLOBAL TECH,     INTL GRO,   MID CAP GRO,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                      U.S. EQ         VAL            SERV           SERV         SERV
INVESTMENT INCOME
Dividend income                                            $  3,616,319  $  4,152,396  $           --  $  1,126,211  $           --
Variable account expenses                                     3,105,450     5,126,534         187,700       894,705         266,923
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 510,869      (974,138)       (187,700)      231,506        (266,923)
====================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                        1,498,745       518,291       4,745,868    10,941,816       6,483,988
   Cost of investments sold                                   1,374,802       444,460       8,118,591    10,269,322       9,201,133
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                123,943        73,831      (3,372,723)      672,494      (2,717,145)
Distributions from capital gains                                     --    69,649,171              --            --              --
Net change in unrealized appreciation or depreciation of
investments                                                  28,944,309      (156,867)      5,728,444    28,497,150       6,255,115
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               29,068,252    69,566,135       2,355,721    29,169,644       3,537,970
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                 $ 29,579,121  $ 68,591,997  $    2,168,021  $ 29,401,150  $    3,271,047
====================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                              LAZARD       MFS INV          MFS             MFS            MFS
                                                              RETIRE      GRO STOCK,      NEW DIS,     TOTAL RETURN,   UTILITIES,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                      INTL EQ      SERV CL        SERV CL         SERV CL        SERV CL
INVESTMENT INCOME
Dividend income                                            $  1,743,908  $    188,357  $           --  $    823,550  $      419,716
Variable account expenses                                     1,519,627     1,147,154         973,185       503,878         860,511
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 224,281      (958,797)       (973,185)      319,672        (440,795)
====================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                        9,732,094     8,132,616      26,048,022     1,391,895         701,761
   Cost of investments sold                                   8,123,717     8,602,072      25,571,597     1,370,943         549,014
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments              1,608,377      (469,456)        476,425        20,952         152,747
Distributions from capital gains                              2,655,586            --              --     1,771,014              --
Net change in unrealized appreciation or depreciation of
investments                                                  13,562,204     6,466,116       4,162,578      (797,627)     14,532,603
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               17,826,167     5,996,660       4,639,003       994,339      14,685,350
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                 $ 18,050,448  $  5,037,863  $    3,665,818  $  1,314,011  $   14,244,555
====================================================================================================================================

See accompanying notes to financial statements.


18 - RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                              OPPEN       OPPEN MAIN       OPPEN        PIONEER EQ      PIONEER
                                                            GLOBAL SEC     ST SM CAP   STRATEGIC BOND    INC VCT,     EUROPE VCT,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                     VA, SERV      VA, SERV       VA, SERV        CL II          CL II
INVESTMENT INCOME
Dividend income                                            $    316,453  $         --  $    3,119,458  $  1,303,788  $       32,881
Variable account expenses                                       492,275       295,193       1,374,978       533,311          56,757
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (175,822)     (295,193)      1,744,480       770,477         (23,876)
====================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                          403,168     1,003,335         455,135     5,328,451       1,279,112
   Cost of investments sold                                     364,096       943,490         451,532     4,365,865         998,676
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 39,072        59,845           3,603       962,586         280,436
Distributions from capital gains                                     --       619,596              --            --              --
Net change in unrealized appreciation or depreciation of
investments                                                   9,635,514     3,405,497       1,656,295     1,098,918         200,401
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                9,674,586     4,084,938       1,659,898     2,061,504         480,837
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                 $  9,498,764  $  3,789,745  $    3,404,378  $  2,831,981  $      456,961
====================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                           PUT VT HEALTH     PUT VT     PUT VT INTL       PUT VT         PUT VT
                                                              SCIENCES,     INTL EQ,     NEW OPP,        NEW OPP,        VISTA,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                        CL IB         CL IB        CL IB           CL IA         CL IB
INVESTMENT INCOME
Dividend income                                            $     21,883  $  1,217,566  $      583,106  $  1,145,975  $           --
Variable account expenses                                       356,091       718,467         731,380     3,740,723         805,438
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (334,208)      499,099        (148,274)   (2,594,748)       (805,438)
====================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                        2,342,952     9,679,921      15,713,714    78,266,625      16,813,478
   Cost of investments sold                                   2,067,453     7,323,555      20,602,283   104,367,469      23,973,970
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                275,499     2,356,366      (4,888,569)  (26,100,844)     (7,160,492)
Distributions from capital gains                                     --            --              --            --              --
Net change in unrealized appreciation or depreciation of
investments                                                   4,937,199     6,250,490      18,793,414    52,393,351      17,866,972
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                5,212,698     8,606,856      13,904,845    26,292,507      10,706,480
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                 $  4,878,490  $  9,105,955  $   13,756,571  $ 23,697,759  $    9,901,042
====================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                             RVS VP         RVS VP        RVS VP          RVS VP         RVS VP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                       BAL         CASH MGMT     CORE BOND       DIV BOND      DIV EQ INC
INVESTMENT INCOME
Dividend income                                            $ 13,147,782  $ 12,107,475  $    1,751,137  $ 35,342,829  $   14,133,435
Variable account expenses                                     5,602,576     4,231,519         381,007     9,136,635       7,492,282
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                               7,545,206     7,875,956       1,370,130    26,206,194       6,641,153
====================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                       60,860,567   208,771,234      11,865,724    47,374,759       8,838,044
   Cost of investments sold                                  68,618,124   208,777,662      11,934,355    48,693,883       7,386,837
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (7,757,557)       (6,428)        (68,631)   (1,319,124)      1,451,207
Distributions from capital gains                             15,130,664            --         119,042            --      42,154,895
Net change in unrealized appreciation or depreciation of
investments                                                  (1,067,962)        7,187        (882,026)  (14,215,844)     65,738,972
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                6,305,145           759        (831,615)  (15,534,968)    109,345,074
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                 $ 13,850,351  $  7,876,715  $      538,515  $ 10,671,226  $  115,986,227
====================================================================================================================================

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE ACCOUNT 10 - 19

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                            -----------------------------------------------------------------------
                                                                            RVS VP          RVS VP                        RVS VP
                                                               RVS VP       GLOBAL     GLOBAL INFLATION     RVS VP       HI YIELD
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                      EMER MKTS      BOND          PROT SEC          GRO           BOND
INVESTMENT INCOME
Dividend income                                             $   229,815  $ 16,141,754  $      5,751,259  $ 1,038,639  $ 59,497,280
Variable account expenses                                       972,255     3,952,900           696,889    2,233,701     8,954,395
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (742,440)   12,188,854         5,054,370   (1,195,062)   50,542,885
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                        1,752,282    19,840,204         8,104,297    7,989,388    97,464,095
   Cost of investments sold                                   1,486,955    19,116,420         8,036,293   10,715,849   110,821,382
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                265,327       723,784            68,004   (2,726,461)  (13,357,287)
Distributions from capital gains                              8,964,539     1,983,995           281,462           --            --
Net change in unrealized appreciation or depreciation of
investments                                                  31,885,885   (39,533,328)       (2,998,216)  24,724,212   (10,382,431)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               41,115,751   (36,825,549)       (2,648,750)  21,997,751   (23,739,718)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                  $40,373,311  $(24,636,695) $      2,405,620  $20,802,689  $ 26,803,167
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                            -----------------------------------------------------------------------
                                                               RVS VP       RVS VP          RVS VP          RVS VP       RVS VP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                      INC OPP      INTL OPP        LG CAP EQ      LG CAP VAL   MID CAP GRO
INVESTMENT INCOME
Dividend income                                             $ 1,585,800  $  4,645,366  $      5,229,152  $   212,716  $         --
Variable account expenses                                       230,407     3,604,844         4,586,246      103,721       889,041
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                               1,355,393     1,040,522           642,906      108,995      (889,041)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                          742,091    18,910,410        33,987,641    1,451,964    17,634,354
   Cost of investments sold                                     746,451    22,138,269        41,849,141    1,374,167    14,706,161
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (4,360)   (3,227,859)       (7,861,500)      77,797     2,928,193
Distributions from capital gains                                245,918            --                --      377,778     5,603,103
Net change in unrealized appreciation or depreciation of
investments                                                    (553,654)   44,215,130        32,493,419        2,476     1,166,565
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (312,096)   40,987,271        24,631,919      458,051     9,697,861
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                  $ 1,043,297  $ 42,027,793  $     25,274,825  $   567,046  $  8,808,820
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
                                                              RVS VP         RVS VP         RVS VP        RVS VP        RVS VP
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)                MID CAP VAL(2)     NEW DIM       S&P 500      SELECT VAL  SHORT DURATION
INVESTMENT INCOME
Dividend income                                             $    56,678  $  7,606,388  $      3,635,117  $    97,419  $ 10,798,817
Variable account expenses                                        37,759    13,748,598         2,235,696      158,139     3,219,014
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  18,919    (6,142,210)        1,399,421      (60,720)    7,579,803
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                           88,439   551,575,379        20,653,303    1,264,745    58,134,114
   Cost of investments sold                                      84,984   601,099,158        18,754,494    1,209,652    59,423,198
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  3,455   (49,523,779)        1,898,809       55,093    (1,289,084)
Distributions from capital gains                                 39,901            --           670,406      371,892            --
Net change in unrealized appreciation or depreciation
of investments                                                  996,423    43,972,499         5,743,632     (358,318)   (3,725,259)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                1,039,779    (5,551,280)        8,312,847       68,667    (5,014,343)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                  $ 1,058,698  $(11,693,490) $      9,712,268  $     7,947  $  2,565,460
===================================================================================================================================

See accompanying notes to financial statements.


20 - RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                                                                         LM PTNRS
                                                                                                                          VAR SM
                                                               RVS VP         RVS VP         RVS VP         ROYCE      CAP GRO, CL
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)                   SM CAP ADV     SM CAP VAL   STRATEGY AGGR    MICRO-CAP       II(1)
INVESTMENT INCOME
Dividend income                                             $         --   $   632,905   $     140,954   $   665,554   $        --
Variable account expenses                                      1,569,526     2,580,358       1,929,336     1,078,139            86
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                               (1,569,526)   (1,947,453)     (1,788,382)     (412,585)          (86)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                        20,923,522     4,669,286      53,547,413    22,591,574         6,981
   Cost of investments sold                                   17,074,094     3,962,840     102,323,903    16,996,479         6,834
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               3,849,428       706,446     (48,776,490)    5,595,095           147
Distributions from capital gains                              23,430,623    24,805,317              --     2,010,887         6,501
Net change in unrealized appreciation or depreciation of
investments                                                  (18,677,790)   (5,638,419)     62,382,895     5,112,180        (5,790)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 8,602,261    19,873,344      13,606,405    12,718,162           858
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                 $   7,032,735   $17,925,891   $  11,818,023   $12,305,577   $       772
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                            VANK LIT
                                                             THIRD AVE      COMSTOCK,     WANGER INTL    WANGER U.S.    WF ADV VT
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                        VAL           CL II         SM CAP          SM CO      ASSET ALLOC
INVESTMENT INCOME
Dividend income                                            $   2,265,543   $ 1,260,297   $   3,370,177   $        --   $ 1,949,646
Variable account expenses                                      1,473,156     2,206,022       3,367,140     5,881,944       800,022
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  792,387      (945,725)          3,037    (5,881,944)    1,149,624
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                        12,156,875       849,099         615,737     1,397,879    10,272,441
   Cost of investments sold                                    7,765,094       823,230         466,474     1,064,625     9,463,545
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               4,391,781        25,869         149,263       333,254       808,896
Distributions from capital gains                               3,689,944     4,363,998              --            --     2,053,725
Net change in unrealized appreciation or depreciation of
investments                                                   13,746,849    12,889,870      78,663,844    77,650,370      (172,128)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                21,828,574    17,279,737      78,813,107    77,983,624     2,690,493
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                 $  22,620,961   $16,334,012   $  78,816,144   $72,101,680   $ 3,840,117
===================================================================================================================================

                                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                                                         ------------------------------------------
                                                                                           WF ADV VT      WF ADV VT     WF ADV VT
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                                                   INTL CORE         OPP        SM CAP GRO
INVESTMENT INCOME
Dividend income                                                                          $     358,801   $        --   $        --
Variable account expenses                                                                      164,165       792,245       314,807
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                                194,636      (792,245)     (314,807)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                                                       4,517,688    11,275,182     7,605,146
   Cost of investments sold                                                                  3,784,994     8,707,288     6,320,946
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                               732,694     2,567,894     1,284,200
Distributions from capital gains                                                               510,086            --            --
Net change in unrealized appreciation or depreciation of investments                           157,961     4,467,316       714,220
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                               1,400,741     7,035,210     1,998,420
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                          $   1,595,377   $ 6,242,965   $ 1,683,613
===================================================================================================================================
(1)   For the period Nov. 1, 2005 (commencement of operations) to Dec. 31, 2005.

(2)   For the period May 2, 2005 (commencement of operations) to Dec. 31, 2005.

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE ACCOUNT 10 - 21

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         --------------------------------------------------------------------------
                                                          AIM VI CAP      AIM VI CAP     AIM VI CAP     AIM VI CAP    AIM VI CORE
YEAR ENDED DECEMBER 31, 2005                              APPR, SER I    APPR, SER II    DEV, SER I    DEV, SER II     EQ, SER I
OPERATIONS
Investment income (loss) -- net                          $   (591,057)  $  (1,309,161)  $   (463,090)  $  (413,331)  $     673,718
Net realized gain (loss) on sales of investments           (3,861,293)        174,672      1,493,524       736,782       8,421,142
Distributions from capital gains                                   --              --             --            --              --
Net change in unrealized appreciation or depreciation
of investments                                             10,236,668      19,806,751      3,388,947     3,919,007       9,964,559
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                  5,784,318      18,672,262      4,419,381     4,242,458      19,059,419
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  2,526,731     158,355,211      1,118,544     9,278,215      11,383,447
Net transfers(1)                                           (4,376,410)     11,414,580     (7,239,725)     (405,561)    (23,381,815)
Transfers for policy loans                                    (10,539)        (19,508)       (36,832)      (14,676)        511,126
Adjustments to net assets allocated to contracts in
payout period                                                  (9,621)         (2,786)        (3,855)       (3,035)       (207,089)
Contract charges                                              (40,670)        (84,237)       (23,164)      (35,651)       (376,012)
Contract terminations:
   Surrender benefits                                      (2,926,956)     (2,632,577)    (2,134,750)   (1,117,186)    (99,401,317)
   Death benefits                                            (680,268)       (567,701)      (303,500)     (218,416)     (5,254,324)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (5,517,733)    166,462,982     (8,623,282)    7,483,690    (116,725,984)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            78,247,567      68,890,696     57,869,381    42,616,251     582,105,361
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $ 78,514,152   $ 254,025,940   $ 53,665,480   $54,342,399   $ 484,438,796
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     86,822,359      69,240,224     38,647,649    36,244,332     351,566,359
Contract purchase payments                                  2,815,980     159,129,012        739,549     7,876,997       6,906,219
Net transfers(1)                                           (4,888,001)     11,589,486     (4,767,310)     (294,754)    (14,164,619)
Transfers for policy loans                                    (11,772)        (20,691)       (24,032)      (12,062)        315,141
Contract charges                                              (45,207)        (82,507)       (15,338)      (29,976)       (228,452)
Contract terminations:
   Surrender benefits                                      (3,238,650)     (2,613,704)    (1,407,805)     (937,558)    (60,065,914)
   Death benefits                                            (751,380)       (558,873)      (201,585)     (185,642)     (3,216,627)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           80,703,329     236,682,947     32,971,128    42,661,337     281,112,107
===================================================================================================================================

See accompanying notes to financial statements.


22 - RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
                                                             AIM VI      AIM VI FIN     AIM VI INTL       AIM VI     AB VPS GLOBAL
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)                 DYN, SER I    SERV, SER I   GRO, SER II(2)   TECH, SER I  TECH, CL B(2)
OPERATIONS
Investment income (loss) -- net                           $   (140,484) $     121,631  $          764  $   (229,549) $      (2,169)
Net realized gain (loss) on sales of investments               782,434        520,257               4        78,028            (47)
Distributions from capital gains                                    --             --              --            --             --
Net change in unrealized appreciation or depreciation
of investments                                                 863,131        425,979           8,511     1,711,488        (33,086)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                   1,505,081      1,067,867           9,279     1,559,967        (35,302)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                     662,249      3,977,753         165,758    21,812,020      3,458,885
Net transfers(1)                                            (2,749,610)    (3,094,763)         94,615      (732,302)       226,876
Transfers for policy loans                                      (7,652)        (6,503)             --        (6,081)          (120)
Adjustments to net assets allocated to contracts in
payout period                                                   (1,837)        (1,064)             --            --             --
Contract charges                                               (15,007)       (19,812)             (5)      (21,326)           (31)
Contract terminations:
   Surrender benefits                                         (641,503)      (751,458)           (171)     (641,629)        (1,949)
   Death benefits                                              (10,973)      (211,211)             --      (176,576)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              (2,764,333)      (107,058)        260,197    20,234,106      3,683,661
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             17,669,711     22,147,444              --    18,466,458             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $ 16,410,459  $  23,108,253  $      269,476  $ 40,260,531  $   3,648,359
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      17,584,294     19,443,630              --    25,351,782            --
Contract purchase payments                                     652,292      3,573,837         158,418    31,205,709      3,236,242
Net transfers(1)                                            (2,714,380)    (2,815,226)         88,327    (1,046,507)       211,150
Transfers for policy loans                                      (7,448)        (6,186)             --        (8,540)          (111)
Contract charges                                               (14,534)       (17,815)             (5)      (30,084)           (29)
Contract terminations:
   Surrender benefits                                         (620,339)      (677,368)            (17)     (905,081)          (964)
   Death benefits                                              (10,860)      (190,074)             --      (252,676)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            14,869,025     19,310,798         246,723    54,314,603      3,446,288
===================================================================================================================================

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE ACCOUNT 10 - 23

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       -----------------------------------------------------------------------------
                                                          AB VPS           AB VPS          AC VP          AC VP           AC VP
                                                        GRO & INC,       INTL VAL,         INTL,          INTL,           ULTRA,
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)                 CL B             CL B            CL I          CL II          CL II(2)
OPERATIONS
Investment income (loss) -- net                        $   1,104,469   $  (1,442,033)  $    168,494   $      33,931   $     (11,765)
Net realized gain (loss) on sales of investments             837,317          55,776       (944,443)        517,359              --
Distributions from capital gains                                  --       5,469,022             --              --              --
Net change in unrealized appreciation or
depreciation of investments                                9,122,243      60,595,058      7,546,726       9,845,641        (270,935)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                11,064,029      64,677,823      6,770,777      10,396,931        (282,700)
====================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                49,167,890     169,880,622      1,562,539      15,539,678      18,521,501
Net transfers(1)                                          12,310,013     105,555,601       (372,136)      7,145,816       1,012,978
Transfers for policy loans                                  (114,675)        (97,548)       (22,182)        (57,298)         (6,995)
Adjustments to net assets allocated to contracts in
payout period                                                (23,174)        (17,215)        (4,301)         (9,302)             --
Contract charges                                            (213,670)       (227,471)       (20,876)        (60,797)           (144)
Contract terminations:
   Surrender benefits                                     (7,591,363)     (8,195,031)    (1,715,581)     (2,249,751)         (4,312)
   Death benefits                                         (1,552,116)     (1,712,395)      (330,188)       (389,718)             --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            51,982,905     265,186,563       (902,725)     19,918,628      19,523,028
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          249,752,453     221,321,867     55,191,593      66,949,244              --
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 312,799,387   $ 551,186,253   $ 61,059,645   $  97,264,803   $  19,240,328
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   229,827,573     135,769,714     59,554,487      63,755,535              --
Contract purchase payments                                44,931,238     100,417,784      1,663,934      14,513,861      17,626,252
Net transfers(1)                                          11,372,549      62,461,467       (324,714)      6,676,408         962,687
Transfers for policy loans                                  (105,217)        (57,394)       (23,097)        (51,251)         (6,575)
Contract charges                                            (195,573)       (133,186)       (22,266)        (56,615)           (136)
Contract terminations:
   Surrender benefits                                     (6,929,449)     (4,787,393)    (1,822,705)     (2,106,739)         (3,844)
   Death benefits                                         (1,424,123)     (1,010,729)      (351,439)       (363,726)             --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         277,476,998     292,660,263     58,674,200      82,367,473      18,578,384
====================================================================================================================================

See accompanying notes to financial statements.


24 - RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       -----------------------------------------------------------------------------
                                                           AC VP           AC VP        CALVERT VS    COL HI YIELD,     CS MID-CAP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                 VAL, CL I       VAL, CL II     SOCIAL BAL       VS CL B           GRO
OPERATIONS
Investment income (loss) -- net                        $  (2,095,062)  $    (723,566)  $    493,946   $    (605,831)  $    (283,969)
Net realized gain (loss) on sales of investments           8,617,156         314,511        282,017           4,128        (390,230)
Distributions from capital gains                          72,930,528      29,747,632             --              --              --
Net change in unrealized appreciation or
depreciation of investments                              (52,126,127)    (14,710,761)     1,467,785       2,043,401       2,562,333
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                27,326,495      14,627,816      2,243,748       1,441,698       1,888,134
====================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                15,457,786      75,122,989      6,444,396      59,027,096         928,795
Net transfers(1)                                          90,124,132      28,387,507      1,640,290       8,005,426      (5,689,144)
Transfers for policy loans                                   319,203        (125,067)       (13,106)         (7,910)         (2,227)
Adjustments to net assets allocated to contracts in
payout period                                               (228,681)        (36,352)        (4,345)             --          (4,490)
Contract charges                                            (322,006)       (242,823)       (36,249)        (42,064)        (18,618)
Contract terminations:
   Surrender benefits                                   (118,660,231)     (9,018,708)    (1,294,737)     (1,139,804)     (1,522,520)
   Death benefits                                         (5,716,459)     (2,202,822)      (422,883)       (528,180)       (356,596)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (19,026,256)     91,884,724      6,313,366      65,314,564      (6,664,800)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          713,847,681     272,313,604     42,296,130      35,890,570      36,657,311
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 722,147,920   $ 378,826,144  $  50,853,244   $ 102,646,832   $  31,880,645
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   348,194,030     210,265,072     42,435,148      33,998,213      30,757,887
Contract purchase payments                                 7,759,538      58,161,625      6,308,763      55,825,629         769,107
Net transfers(1)                                          42,557,818      22,109,199      1,632,045       7,577,207      (4,734,517)
Transfers for policy loans                                   125,219         (97,237)       (13,545)         (7,432)         (2,037)
Contract charges                                            (154,933)       (187,147)       (35,749)        (39,805)        (15,498)
Contract terminations:
   Surrender benefits                                    (53,663,235)     (6,934,299)    (1,282,967)     (1,074,498)     (1,261,987)
   Death benefits                                         (2,862,906)     (1,699,162)      (418,238)       (500,482)       (294,506)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         341,955,531     281,618,051     48,625,457      95,778,832      25,218,449
====================================================================================================================================

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE ACCOUNT 10 - 25

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                                           EG VA          EG VA         FID VIP         FID VIP
                                                         CS SM CAP      FUNDAMENTAL     INTL EQ,       GRO & INC,      GRO & INC,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                    GRO        LG CAP, CL 2       CL 2          SERV CL        SERV CL 2
OPERATIONS
Investment income (loss) -- net                        $  (4,424,489)  $    (10,968)  $    587,806   $   1,453,669   $   1,681,771
Net realized gain (loss) on sales of investments          (7,138,039)       317,604         31,944      (1,390,444)      2,444,205
Distributions from capital gains                                  --             --             --              --              --
Net change in unrealized appreciation or depreciation
of investments                                            (4,375,545)     1,650,566      4,104,747      13,701,203      20,910,866
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                               (15,938,073)     1,957,202      4,724,497      13,764,428      25,036,842
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                 7,166,245      1,559,874     23,215,215       6,122,248      53,098,982
Net transfers(1)                                         (26,312,998)     6,144,752      7,007,148     (27,563,481)    (34,598,440)
Transfers for policy loans                                   244,248         (2,231)       (10,790)        (60,343)        (96,453)
Adjustments to net assets allocated to contracts in
payout period                                                (81,343)        (3,240)        (1,253)       (221,493)        (66,278)
Contract charges                                            (196,338)       (22,789)       (14,059)        (93,148)       (313,688)
Contract terminations:
   Surrender benefits                                    (71,660,860)      (904,013)      (358,809)     (9,953,055)    (11,047,457)
   Death benefits                                         (2,318,382)      (229,166)      (166,324)     (1,507,172)     (2,520,118)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (93,159,428)     6,543,187     29,671,128     (33,276,444)      4,456,548
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          415,056,274     22,144,649      9,684,180     241,007,862     375,117,066
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 305,958,773   $ 30,645,038   $ 44,079,805   $ 221,495,846   $ 404,610,456
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   295,070,055     23,447,847      8,450,029     251,134,847     353,479,110
Contract purchase payments                                 5,305,478      1,608,666     19,631,423       6,393,849      50,362,838
Net transfers(1)                                         (19,680,131)     6,287,164      5,907,482     (28,778,412)    (32,618,053)
Transfers for policy loans                                   182,258         (2,355)        (9,101)        (62,307)        (90,589)
Contract charges                                            (145,784)       (23,421)       (11,763)        (97,178)       (296,175)
Contract terminations:
   Surrender benefits                                    (52,826,352)      (924,141)      (298,838)    (10,426,274)    (10,394,557)
   Death benefits                                         (1,735,107)      (238,730)      (138,323)     (1,581,179)     (2,388,847)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         226,170,417     30,155,030     33,530,909     216,583,346     358,053,727
===================================================================================================================================

See accompanying notes to financial statements.


26 - RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       -----------------------------------------------------------------------------
                                                          FID VIP         FID VIP         FID VIP        FID VIP       FTVIPT FRANK
                                                          MID CAP,        MID CAP,       OVERSEAS,      OVERSEAS,       REAL EST,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                  SERV CL        SERV CL 2        SERV CL       SERV CL 2          CL 2
OPERATIONS
Investment income (loss) -- net                        $   2,826,219   $   3,810,443   $   (238,534)  $    (618,501)  $   3,251,064
Net realized gain (loss) on sales of investments           7,653,474         284,820        (78,748)      1,726,425       3,144,665
Distributions from capital gains                                  --              --        434,298         791,978      36,422,334
Net change in unrealized appreciation or depreciation
of investments                                            49,540,142     116,302,504     14,315,905      27,251,027      32,124,507
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                60,019,835     120,397,767     14,432,921      29,150,929      74,942,570
====================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                 9,084,657     203,430,643      2,381,708      24,797,846     110,766,576
Net transfers(1)                                             468,530      50,061,964     (3,224,619)     (2,624,367)     (3,801,846)
Transfers for policy loans                                  (185,959)       (288,968)       (24,663)        (37,418)       (190,800)
Adjustments to net assets allocated to contracts in
payout period                                               (255,018)        (37,449)       (14,792)        (15,236)        (90,942)
Contract charges                                            (149,949)       (523,520)       (29,309)       (123,244)       (377,214)
Contract terminations:
   Surrender benefits                                    (13,986,823)    (19,178,466)    (2,726,263)     (4,427,861)    (19,424,184)
   Death benefits                                         (2,470,943)     (3,472,411)      (507,830)       (995,030)     (4,823,651)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            (7,495,505)    229,991,793     (4,145,768)     16,574,690      82,057,939
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          352,909,698     558,129,544     83,694,965     147,870,194     533,003,756
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 405,434,028   $ 908,519,104   $ 93,982,118   $ 193,595,813   $ 690,004,265
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   147,112,701     356,492,171     86,131,995     122,929,402     230,880,792
Contract purchase payments                                 3,616,730     123,309,486      2,413,514      20,203,509      47,356,492
Net transfers(1)                                             163,631      30,574,098     (3,251,453)     (2,161,500)     (1,247,979)
Transfers for policy loans                                   (75,969)       (172,194)       (25,349)        (30,346)        (79,177)
Contract charges                                             (59,684)       (317,011)       (29,642)       (100,069)       (158,003)
Contract terminations:
   Surrender benefits                                     (5,560,111)    (11,548,664)    (2,762,260)     (3,569,546)     (8,075,813)
   Death benefits                                           (985,246)     (2,098,603)      (520,293)       (818,186)     (2,034,247)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         144,212,052     496,239,283     81,956,512     136,453,264     266,642,065
====================================================================================================================================

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE ACCOUNT 10 - 27

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                        FTVIPT FRANK   FTVIPT MUTUAL    FTVIPT TEMP     FTVIPT TEMP      GS VIT
                                                           SM CAP          SHARES         DEV MKTS       FOR SEC,      STRUCTD SM
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                 VAL, CL 2       SEC, CL 2       SEC, CL 1         CL 2          CAP EQ
OPERATIONS
Investment income (loss) -- net                        $    (299,165)  $     (18,292)  $     419,084   $    156,962   $   (262,532)
Net realized gain (loss) on sales of investments             699,486         236,003       5,737,845        640,418      1,716,454
Distributions from capital gains                           1,642,725         502,610              --             --      3,637,554
Net change in unrealized appreciation or depreciation
of investments                                            19,843,755      14,904,933      54,275,339      3,615,228     (3,087,059)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                21,886,801      15,625,254      60,432,268      4,412,608      2,004,417
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                55,902,898      44,119,571       4,288,656      1,352,600        785,464
Net transfers(1)                                          24,785,882      22,850,823      27,575,796      6,542,230     (4,733,062)
Transfers for policy loans                                  (112,000)        (52,178)        160,948        (22,743)       (13,591)
Adjustments to net assets allocated to contracts in
payout period                                                (21,963)        (42,668)        243,840        (14,835)        (1,892)
Contract charges                                            (161,967)       (105,934)       (141,487)       (14,209)       (16,140)
Contract terminations:
   Surrender benefits                                     (8,160,244)     (3,728,712)    (49,986,868)    (1,544,941)    (1,407,859)
   Death benefits                                         (1,478,651)       (931,541)     (1,724,715)      (257,206)      (305,535)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            70,753,955      62,109,361     (19,583,830)     6,040,896     (5,692,615)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          224,252,101     118,372,813     240,780,559     41,041,893     44,778,829
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 316,892,857   $ 196,107,428   $ 281,628,997   $ 51,495,397   $ 41,090,631
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   118,565,790      99,870,679     274,585,826     31,651,467     26,859,407
Contract purchase payments                                29,710,659      36,323,585       4,539,404      1,026,556        468,917
Net transfers(1)                                          12,970,375      18,890,364      29,007,270      5,087,379     (2,850,857)
Transfers for policy loans                                   (58,112)        (42,536)        170,750        (17,422)        (7,799)
Contract charges                                             (84,098)        (86,921)       (149,843)       (10,804)        (9,670)
Contract terminations:
   Surrender benefits                                     (4,189,672)     (3,043,627)    (52,053,973)    (1,168,491)      (847,087)
   Death benefits                                           (748,428)       (771,642)     (1,854,947)      (195,493)      (181,216)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         156,166,514     151,139,902     254,244,487     36,373,192     23,431,695
===================================================================================================================================

See accompanying notes to financial statements.


28 - RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       -----------------------------------------------------------------------------
                                                           GS VIT          GS VIT       JANUS ASPEN    JANUS ASPEN     JANUS ASPEN
                                                          STRUCTD         MID CAP      GLOBAL TECH,     INTL GRO,      MID CAP GRO,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                  U.S. EQ           VAL            SERV            SERV            SERV
OPERATIONS
Investment income (loss) -- net                        $     510,869   $    (974,138)  $   (187,700)  $     231,506   $    (266,923)
Net realized gain (loss) on sales of investments             123,943          73,831     (3,372,723)        672,494      (2,717,145)
Distributions from capital gains                                  --      69,649,171             --              --              --
Net change in unrealized appreciation or depreciation
of investments                                            28,944,309        (156,867)     5,728,444      28,497,150       6,255,115
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                29,579,121      68,591,997      2,168,021      29,401,150       3,271,047
====================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               167,491,450     184,900,122      1,106,012       3,507,325       1,383,420
Net transfers(1)                                          55,816,261      82,000,494     (2,833,298)     (2,555,596)     (5,600,918)
Transfers for policy loans                                  (129,287)       (175,440)       (12,851)        (44,935)        (21,466)
Adjustments to net assets allocated to contracts in
payout period                                                (47,148)        (84,315)          (694)       (121,838)           (378)
Contract charges                                            (185,297)       (351,804)       (20,489)        (63,638)        (25,471)
Contract terminations:
   Surrender benefits                                     (9,412,740)    (17,640,225)      (920,770)     (3,520,397)     (1,258,299)
   Death benefits                                         (2,079,667)     (3,589,683)      (181,166)       (654,093)       (131,663)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           211,453,572     245,059,149     (2,863,256)     (3,453,172)     (5,654,775)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          251,603,761     451,843,137     24,173,906      99,631,506      34,098,569
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 492,636,454   $ 765,494,283   $ 23,478,671   $ 125,579,484   $  31,714,841
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   253,878,486     226,018,384     65,786,985     139,788,353      71,058,927
Contract purchase payments                               168,341,027      90,485,739      3,034,699       4,577,386       2,849,052
Net transfers(1)                                          57,375,404      39,619,608     (8,024,110)     (4,086,040)    (11,489,143)
Transfers for policy loans                                  (126,153)        (86,603)       (33,836)        (57,292)        (41,604)
Contract charges                                            (186,236)       (168,728)       (54,314)        (82,006)        (51,722)
Contract terminations:
   Surrender benefits                                     (9,619,939)     (8,384,464)    (2,557,928)     (4,485,220)     (2,569,842)
   Death benefits                                         (2,107,379)     (1,697,382)      (517,568)       (839,386)       (272,668)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         467,555,210     345,786,554     57,633,928     134,815,795      59,483,000
====================================================================================================================================

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE ACCOUNT 10 - 29

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                      ------------------------------------------------------------------------------
                                                          LAZARD          MFS INV          MFS             MFS             MFS
                                                          RETIRE        GRO STOCK,       NEW DIS,     TOTAL RETURN,     UTILITIES,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                 INTL EQ         SERV CL         SERV CL          SERV CL        SERV CL
OPERATIONS
Investment income (loss) -- net                       $     224,281   $    (958,797)  $    (973,185)  $    319,672    $    (440,795)
Net realized gain (loss) on sales of investments          1,608,377        (469,456)        476,425         20,952          152,747
Distributions from capital gains                          2,655,586              --              --      1,771,014               --
Net change in unrealized appreciation or depreciation
of investments                                           13,562,204       6,466,116       4,162,578       (797,627)      14,532,603
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                               18,050,448       5,037,863       3,665,818      1,314,011       14,244,555
====================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               21,342,468      19,244,718       9,569,175     43,590,151       39,219,491
Net transfers(1)                                          4,437,347         431,862     (26,427,919)    10,702,264       31,227,139
Transfers for policy loans                                  (50,334)        (46,009)        (30,724)       (29,222)         (31,744)
Adjustments to net assets allocated to contracts in
payout period                                               (38,264)        (15,591)         (6,217)       (10,357)         (15,097)
Contract charges                                           (105,431)        (90,404)        (83,504)       (36,300)         (65,081)
Contract terminations:
   Surrender benefits                                    (5,070,548)     (4,121,260)     (4,003,332)    (1,093,394)      (2,438,134)
   Death benefits                                          (880,520)       (870,189)       (848,213)      (301,535)        (719,340)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           19,634,718      14,533,127     (21,830,734)    52,821,607       67,177,234
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         160,817,065     127,400,286     128,085,237     28,759,721       64,197,571
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $ 198,502,231   $ 146,971,276   $ 109,920,321   $ 82,895,339    $ 145,619,360
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  168,207,767     195,430,028     149,075,141     26,241,735       52,791,656
Contract purchase payments                               21,756,164      28,448,188      11,354,932     39,844,898       29,383,744
Net transfers(1)                                          5,068,392          44,705     (31,945,159)     9,704,197       23,968,663
Transfers for policy loans                                  (53,535)        (69,717)        (36,617)       (26,698)         (21,443)
Contract charges                                           (108,020)       (138,609)        (99,674)       (33,133)         (49,580)
Contract terminations:
   Surrender benefits                                    (5,284,774)     (6,358,002)     (4,775,554)      (995,727)      (1,848,546)
   Death benefits                                          (910,955)     (1,349,242)     (1,012,950)      (276,597)        (543,660)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        188,675,039     216,007,351     122,560,119     74,458,675      103,680,834
====================================================================================================================================

See accompanying notes to financial statements.


30 - RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ---------------------------------------------------------------------------
                                                           OPPEN       OPPEN MAIN        OPPEN          PIONEER EQ      PIONEER
                                                        GLOBAL SEC      ST SM CAP    STRATEGIC BOND      INC VCT,     EUROPE VCT,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                 VA, SERV       VA, SERV        VA, SERV          CL II          CL II
OPERATIONS
Investment income (loss) -- net                        $   (175,822)  $   (295,193)  $   1,744,480    $    770,477    $   (23,876)
Net realized gain (loss) on sales of investments             39,072         59,845           3,603         962,586        280,436
Distributions from capital gains                                 --        619,596              --              --             --
Net change in unrealized appreciation or depreciation
of investments                                            9,635,514      3,405,497       1,656,295       1,098,918        200,401
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                9,498,764      3,789,745       3,404,378       2,831,981        456,961
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               34,584,580     20,350,863     196,037,865       2,798,943        255,229
Net transfers(1)                                         23,243,274      9,770,101      87,648,989       4,658,261        433,848
Transfers for policy loans                                  (18,273)       (15,213)        (60,041)         (2,699)        (8,842)
Adjustments to net assets allocated to contracts in
payout period                                                (7,636)        (1,792)        (10,291)         (8,770)            --
Contract charges                                            (36,548)       (21,190)        (67,912)        (42,553)        (5,001)
Contract terminations:
   Surrender benefits                                      (807,674)      (483,157)     (2,686,792)     (1,755,969)      (192,353)
   Death benefits                                          (259,011)       (77,565)     (1,065,570)       (408,412)       (42,507)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           56,698,712     29,522,047     279,796,248       5,238,801        440,374
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          28,389,465     19,170,008      49,695,568      55,958,129      6,109,977
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 94,586,941   $ 52,481,800   $ 332,896,194    $ 64,028,911    $ 7,007,312
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   24,526,459     16,643,217      46,499,009      48,892,337      5,011,849
Contract purchase payments                               29,489,329     17,483,256     182,735,989       2,423,969        204,923
Net transfers(1)                                         19,349,693      8,278,155      81,351,289       4,093,136        354,030
Transfers for policy loans                                  (15,091)       (12,829)        (55,643)         (2,227)        (7,017)
Contract charges                                            (30,819)       (18,159)        (63,218)        (36,645)        (4,033)
Contract terminations:
   Surrender benefits                                      (676,521)      (408,557)     (2,497,993)     (1,503,368)      (155,020)
   Death benefits                                          (220,245)       (69,866)       (992,126)       (345,301)       (35,293)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         72,422,805     41,895,217     306,977,307      53,521,901      5,369,439
===================================================================================================================================

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE ACCOUNT 10 - 31

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                       ---------------------------------------------------------------------------
                                                       PUT VT HEALTH      PUT VT       PUT VT INTL        PUT VT         PUT VT
                                                         SCIENCES,       INTL EQ,        NEW OPP,        NEW OPP,        VISTA,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                   CL IB          CL IB           CL IB           CL IA          CL IB
OPERATIONS
Investment income (loss) -- net                        $   (334,208)   $    499,099   $    (148,274)  $  (2,594,748)  $    (805,438)
Net realized gain (loss) on sales of investments            275,499       2,356,366      (4,888,569)    (26,100,844)     (7,160,492)
Distributions from capital gains                                 --              --              --              --              --
Net change in unrealized appreciation or depreciation
of investments                                            4,937,199       6,250,490      18,793,414      52,393,351      17,866,972
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                4,878,490       9,105,955      13,756,571      23,697,759       9,901,042
====================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               11,538,993       7,011,877       2,928,439       7,758,919       5,583,581
Net transfers(1)                                          2,387,204      (8,745,216)    (13,103,118)    (19,280,984)    (15,208,838)
Transfers for policy loans                                   (5,456)          1,710         (39,356)        380,211         (63,104)
Adjustments to net assets allocated to contracts in
payout period                                                (3,409)         (2,254)         (7,343)       (269,378)        (12,792)
Contract charges                                            (37,787)        (59,975)        (59,443)       (276,415)        (77,280)
Contract terminations:
   Surrender benefits                                    (1,073,104)     (2,034,488)     (3,671,642)    (61,042,173)     (3,940,936)
   Death benefits                                          (416,355)       (621,019)       (586,495)     (2,347,748)       (880,276)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           12,390,086      (4,449,365)    (14,538,958)    (75,077,568)    (14,599,645)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          35,995,524      84,437,717      88,924,124     337,875,328     100,427,625
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 53,264,100    $ 89,094,307   $  88,141,737   $ 286,495,519   $  95,729,022
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   37,011,026      72,648,580     107,334,366     265,043,639     110,020,303
Contract purchase payments                               11,060,105       5,872,834       3,358,181       6,062,354       5,934,007
Net transfers(1)                                          2,197,127      (7,383,516)    (15,087,560)    (15,735,370)    (16,487,447)
Transfers for policy loans                                   (4,392)          1,755         (45,135)        302,410         (65,589)
Contract charges                                            (36,952)        (50,505)        (68,158)       (216,217)        (83,071)
Contract terminations:
   Surrender benefits                                    (1,041,397)     (1,704,860)     (4,195,585)    (47,397,734)     (4,245,667)
   Death benefits                                          (412,525)       (530,667)       (663,629)     (1,861,874)       (938,512)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         48,772,992      68,853,621      90,632,480     206,197,208      94,134,024
====================================================================================================================================

See accompanying notes to financial statements.


32 - RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  --------------------------------------------------------------------------------
                                                      RVS VP            RVS VP        RVS VP           RVS VP           RVS VP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)               BAL            CASH MGMT      CORE BOND        DIV BOND        DIV EQ INC
OPERATIONS
Investment income (loss) -- net                   $   7,545,206   $    7,875,956   $  1,370,130   $    26,206,194   $     6,641,153
Net realized gain (loss) on sales of investments     (7,757,557)          (6,428)       (68,631)       (1,319,124)        1,451,207
Distributions from capital gains                     15,130,664               --        119,042                --        42,154,895
Net change in unrealized appreciation or
depreciation of investments                          (1,067,962)           7,187       (882,026)      (14,215,844)       65,738,972
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                      13,850,351        7,876,715        538,515        10,671,226       115,986,227
====================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                           30,040,892      556,051,004     17,420,875       249,037,899       221,931,868
Net transfers(1)                                      9,939,385     (498,651,986)     8,986,012        80,765,231       217,209,369
Transfers for policy loans                              209,266          415,361         (5,405)          112,570          (387,239)
Adjustments to net assets allocated to contracts
in payout period                                       (682,900)        (413,344)        (1,853)         (649,315)           (4,965)
Contract charges                                       (331,006)        (287,651)       (18,669)         (490,788)         (565,852)
Contract terminations:
   Surrender benefits                               (61,182,381)     (49,089,168)    (9,901,903)      (69,255,287)      (25,030,754)
   Death benefits                                    (6,799,707)      (7,237,686)      (299,927)      (10,283,444)       (5,955,214)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (28,806,451)         786,530     16,179,130       249,236,866       407,197,213
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     515,992,103      468,695,162     41,656,419       835,024,959       652,523,409
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 501,036,003   $  477,358,407   $ 58,374,064   $ 1,094,933,051   $ 1,175,706,849
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              373,844,948      426,211,605     15,786,978       639,930,591       482,647,229
Contract purchase payments                           26,162,735      512,980,244     17,053,002       199,112,226       157,632,718
Net transfers(1)                                      5,527,945     (460,843,027)     8,767,501        62,730,709       155,491,975
Transfers for policy loans                              106,968          361,317         (5,247)           73,693          (276,625)
Contract charges                                       (242,855)        (261,294)       (18,259)         (381,999)         (403,138)
Contract terminations:
   Surrender benefits                               (39,548,608)     (42,891,092)      (973,442)      (51,113,897)      (17,847,823)
   Death benefits                                    (4,988,392)      (6,488,576)      (293,630)       (7,831,661)       (4,270,111)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    360,862,741      429,069,177     40,316,903       842,519,662       772,974,225
====================================================================================================================================

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE ACCOUNT 10 - 33

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------------------
                                                                      RVS VP            RVS VP                           RVS VP
                                                      RVS VP          GLOBAL      GLOBAL INFLATION       RVS VP         HI YIELD
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)            EMER MKTS          BOND           PROT SEC             GRO            BOND
OPERATIONS
Investment income (loss) -- net                   $    (742,440)  $  12,188,854    $   5,054,370     $  (1,195,062)  $  50,542,885
Net realized gain (loss) on sales of investments        265,327         723,784           68,004        (2,726,461)    (13,357,287)
Distributions from capital gains                      8,964,539       1,983,995          281,462                --              --
Net change in unrealized appreciation or
depreciation of investments                          31,885,885     (39,533,328)      (2,998,216)       24,724,212     (10,382,431)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                      40,373,311     (24,636,695)       2,405,620        20,802,689      26,803,167
====================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                           84,612,660     105,148,080      154,757,685        89,123,405     103,216,534
Net transfers(1)                                     40,610,042      50,851,232       25,231,053        85,728,430     (47,158,281)
Transfers for policy loans                              (63,069)         17,193          (20,212)         (145,817)        (54,366)
Adjustments to net assets allocated to contracts
in payout period                                         (1,250)        (50,347)            (173)          341,335         (46,589)
Contract charges                                        (62,721)       (189,160)         (23,341)         (193,212)       (445,857)
Contract terminations:
   Surrender benefits                                (2,299,209)    (29,330,816)      (6,287,522)       (8,660,973)    (68,665,498)
   Death benefits                                      (542,443)     (3,452,011)        (195,864)       (1,958,397)     (9,467,860)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      122,254,010     122,994,171      173,461,626       164,234,771     (22,621,917)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      50,449,063     355,988,377       10,222,703       213,399,026     914,939,629
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 213,076,384   $ 454,345,853    $ 186,089,949     $ 398,436,486   $ 919,120,879
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               42,520,875     242,561,640        9,951,031       340,148,136     730,172,431
Contract purchase payments                           62,949,904      76,307,545      149,630,901       130,263,482      83,827,962
Net transfers(1)                                     31,076,926      35,627,908       24,378,576       125,726,923     (37,975,363)
Transfers for policy loans                              (51,012)          9,910          (19,470)         (219,189)        (48,881)
Contract charges                                        (46,183)       (135,471)         (22,495)         (296,814)       (357,873)
Contract terminations:
   Surrender benefits                                (1,700,143)    (20,111,839)      (6,037,356)      (13,491,941)    (52,271,318)
   Death benefits                                      (407,270)     (2,436,618)        (188,991)       (3,044,591)     (7,492,537)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    134,343,097     331,823,075      177,692,196       579,086,006     715,854,421
====================================================================================================================================

See accompanying notes to financial statements.


34 - RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                       -----------------------------------------------------------------------------
                                                           RVS VP         RVS VP          RVS VP          RVS VP          RVS VP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                  INC OPP        INTL OPP       LG CAP EQ       LG CAP VAL     MID CAP GRO
OPERATIONS
Investment income (loss) -- net                        $  1,355,393   $   1,040,522   $     642,906   $     108,995   $    (889,041)
Net realized gain (loss) on sales of investments             (4,360)     (3,227,859)     (7,861,500)         77,797       2,928,193
Distributions from capital gains                            245,918              --              --         377,778       5,603,103
Net change in unrealized appreciation or depreciation
of investments                                             (553,654)     44,215,130      32,493,419           2,476       1,166,565
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                1,043,297      42,027,793      25,274,825         567,046       8,808,820
====================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               47,351,526      27,708,278     208,244,807       3,448,860       7,522,181
Net transfers(1)                                         12,727,168      63,156,361      (1,093,795)      2,406,085     (15,381,102)
Transfers for policy loans                                   (9,039)         96,886          99,320            (690)        (12,932)
Adjustments to net assets allocated to contracts in
payout period                                                  (871)       (122,930)       (257,434)          4,245          (9,478)
Contract charges                                             (8,310)       (182,560)       (283,629)         (9,382)        (88,034)
Contract terminations:
   Surrender benefits                                      (376,515)    (42,254,354)    (40,944,691)       (317,375)     (3,340,936)
   Death benefits                                           (75,387)     (2,355,941)     (4,537,840)        (95,305)       (665,500)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           59,608,572      46,045,740     161,226,738       5,436,438     (11,975,801)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           2,504,985     282,571,104     384,038,632      10,458,784     110,889,380
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 63,156,854   $ 370,644,637   $ 570,540,195   $  16,462,268   $ 107,722,399
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    2,406,070     281,107,065     386,123,263       6,541,500      98,757,571
Contract purchase payments                               45,222,755      31,036,608     248,784,080       3,135,978       6,651,877
Net transfers(1)                                         12,097,459      64,895,807      (8,028,746)      2,177,243     (13,948,752)
Transfers for policy loans                                   (8,619)         61,564          34,573            (637)        (11,398)
Contract charges                                             (7,877)       (183,409)       (287,511)         (8,518)        (77,994)
Contract terminations:
   Surrender benefits                                      (353,372)    (38,725,945)    (34,928,544)       (289,249)     (2,940,300)
   Death benefits                                           (71,545)     (2,352,575)     (4,656,674)        (86,074)       (607,100)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         59,284,871     335,839,115     587,040,441      11,470,243      87,823,904
====================================================================================================================================

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE ACCOUNT 10 - 35

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                   ---------------------------------------------------------------------------------
                                                      RVS VP           RVS VP            RVS VP          RVS VP         RVS VP
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)         MID CAP VAL(3)     NEW DIM            S&P 500       SELECT VAL   SHORT DURATION
OPERATIONS
Investment income (loss) -- net                    $       18,919   $    (6,142,210)  $   1,399,421   $    (60,720) $    7,579,803
Net realized gain (loss) on sales of investments            3,455       (49,523,779)      1,898,809         55,093      (1,289,084)
Distributions from capital gains                           39,901                --         670,406        371,892              --
Net change in unrealized appreciation or
depreciation of investments                               996,423        43,972,499       5,743,632       (358,318)     (3,725,259)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                         1,058,698       (11,693,490)      9,712,268          7,947       2,565,460
====================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              4,804,511        51,850,055      34,540,678      8,194,986      57,207,520
Net transfers(1)                                       11,729,799      (411,383,743)     (5,739,355)     3,433,607     (63,040,235)
Transfers for policy loans                                 (4,372)          590,383        (119,414)       (14,220)         44,776
Adjustments to net assets allocated to contracts
in payout period                                               --        (1,015,282)       (154,241)        (1,170)       (510,133)
Contract charges                                           (1,634)       (1,155,514)       (178,288)       (15,021)       (235,135)
Contract terminations:
   Surrender benefits                                     (65,876)     (162,242,297)     (8,884,766)      (375,798)    (17,565,749)
   Death benefits                                         (14,004)      (12,630,543)     (1,734,255)      (157,107)     (4,902,788)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         16,448,424      (535,986,941)     17,730,359     11,065,277     (29,001,744)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                --     1,614,063,024     244,571,223     13,503,492     387,853,207
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $   17,507,122   $ 1,066,382,593   $ 272,013,850   $ 24,576,716  $  361,416,923
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                         --     1,388,978,838     283,879,436      9,023,995     326,083,939
Contract purchase payments                              2,394,503        51,484,277      39,566,176      7,362,154      48,641,824
Net transfers(1)                                       10,397,207      (386,482,046)     (6,620,623)     3,063,842     (53,107,463)
Transfers for policy loans                                 (3,751)          252,461        (140,951)       (12,591)         37,126
Contract charges                                           (1,423)       (1,031,865)       (206,350)       (13,479)       (198,723)
Contract terminations:
   Surrender benefits                                     (57,450)     (117,987,719)    (10,358,998)      (337,208)    (14,769,462)
   Death benefits                                         (12,513)      (11,109,471)     (2,037,161)      (140,976)     (4,153,732)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       12,716,573       924,104,475     304,081,529     18,945,737     302,533,509
====================================================================================================================================

See accompanying notes to financial statements.


36 - RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                   ---------------------------------------------------------------------------------
                                                                                                                      LM PTNRS
                                                       RVS VP         RVS VP          RVS VP           ROYCE           VAR SM
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)           SM CAP ADV     SM CAP VAL     STRATEGY AGGR     MICRO-CAP     CAP GRO, CL II(2)
OPERATIONS
Investment income (loss) -- net                    $  (1,569,526)  $  (1,947,453)  $  (1,788,382)  $    (412,585)  $           (86)
Net realized gain (loss) on sales of investments       3,849,428         706,446     (48,776,490)      5,595,095               147
Distributions from capital gains                      23,430,623      24,805,317              --       2,010,887             6,501
Net change in unrealized appreciation or
depreciation of investments                          (18,677,790)     (5,638,419)     62,382,895       5,112,180            (5,790)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                        7,032,735      17,925,891      11,818,023      12,305,577               772
====================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            16,093,478     118,568,963       6,765,293       3,141,221            54,212
Net transfers(1)                                     (18,127,446)     (8,851,554)    (28,478,724)    (17,731,827)           55,517
Transfers for policy loans                               (52,489)       (130,269)        121,614         (66,632)               --
Adjustments to net assets allocated to contracts
in payout period                                         (23,791)        (21,746)       (252,826)       (124,032)               --
Contract charges                                        (125,568)       (232,194)       (150,384)        (42,894)               (1)
Contract terminations:
   Surrender benefits                                 (6,646,523)     (8,931,998)    (25,681,865)     (5,301,784)             (155)
   Death benefits                                     (1,403,874)     (1,607,266)     (1,906,259)       (803,347)               --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (10,286,213)     98,793,936     (49,583,151)    (20,929,295)          109,573
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      187,180,855     254,207,341     203,338,060     137,329,018                --
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 183,927,377   $ 370,927,168   $ 165,572,932   $ 128,705,300   $       110,345
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               122,817,518     168,145,266     222,702,207      54,526,234                --
Contract purchase payments                            10,763,167      79,036,855       7,986,746       1,248,653            50,730
Net transfers(1)                                     (11,981,198)     (5,602,079)    (34,177,278)     (7,100,797)           53,637
Transfers for policy loans                               (34,860)        (86,704)        114,286         (26,804)               --
Contract charges                                         (83,256)       (154,312)       (167,334)        (17,121)               (1)
Contract terminations:
   Surrender benefits                                 (4,424,654)     (5,923,401)    (26,005,670)     (2,101,239)               --
   Death benefits                                       (920,991)     (1,082,966)     (2,172,372)       (323,712)               --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     116,135,726     234,332,659     168,280,585      46,205,214           104,366
====================================================================================================================================

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE ACCOUNT 10 - 37

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                   ---------------------------------------------------------------------------------
                                                                     VANK LIT
                                                     THIRD AVE       COMSTOCK,      WANGER INTL     WANGER U.S.      WF ADV VT
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                VAL            CL II           SM CAP          SM CO        ASSET ALLOC
OPERATIONS
Investment income (loss) -- net                    $     792,387   $    (945,725)  $       3,037   $  (5,881,944)  $     1,149,624
Net realized gain (loss) on sales of investments       4,391,781          25,869         149,263         333,254           808,896
Distributions from capital gains                       3,689,944       4,363,998              --              --         2,053,725
Net change in unrealized appreciation or
depreciation of investments                           13,746,849      12,889,870      78,663,844      77,650,370          (172,128)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                       22,620,961      16,334,012      78,816,144      72,101,680         3,840,117
====================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                             3,994,824     318,117,418     132,653,626     163,267,333         3,672,044
Net transfers(1)                                      (1,046,659)     38,832,269      58,793,805      37,803,467         5,319,107
Transfers for policy loans                               (88,844)       (100,849)       (187,755)       (225,632)           11,513
Adjustments to net assets allocated to contracts
in payout period                                         (37,247)         (3,229)       (129,105)        (79,666)           12,778
Contract charges                                         (55,985)       (134,733)       (240,917)       (437,598)          (67,415)
Contract terminations:
   Surrender benefits                                 (6,218,459)     (2,872,625)    (10,836,707)    (19,394,263)       (4,321,503)
   Death benefits                                     (1,094,962)     (1,002,175)     (1,795,901)     (4,000,534)       (1,019,531)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (4,547,332)    352,836,076     178,257,046     176,933,107         3,606,993
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      168,557,735      87,004,594     282,033,643     579,332,166        89,406,253
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 186,631,364   $ 456,174,682   $ 539,106,833   $ 828,366,953   $    96,853,363
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                66,586,567      75,663,646     201,339,634     368,407,413        80,917,530
Contract purchase payments                             1,532,395     278,152,667      86,330,476     101,844,726         3,301,562
Net transfers(1)                                        (396,567)     34,151,254      39,127,587      23,314,554         4,840,662
Transfers for policy loans                               (33,005)        (87,950)       (123,239)       (139,131)           10,083
Contract charges                                         (21,562)       (116,666)       (157,953)       (271,679)          (60,462)
Contract terminations:
   Surrender benefits                                 (2,383,826)     (2,496,182)     (7,165,985)    (11,936,882)       (3,869,174)
   Death benefits                                       (417,902)       (870,678)     (1,196,045)     (2,466,879)         (921,700)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      64,866,100     384,396,091     318,154,475     478,752,122        84,218,501
====================================================================================================================================

See accompanying notes to financial statements.


38 - RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                                       ----------------------------------------------
                                                                         WF ADV VT      WF ADV VT       WF ADV VT
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                                 INTL CORE         OPP         SM CAP GRO
OPERATIONS
Investment income (loss) -- net                                        $    194,636    $   (792,245)   $   (314,807)
Net realized gain (loss) on sales of investments                            732,694       2,567,894       1,284,200
Distributions from capital gains                                            510,086              --              --
Net change in unrealized appreciation or depreciation of investments        157,961       4,467,316         714,220
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           1,595,377       6,242,965       1,683,613
=====================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                  609,061      11,162,668       1,908,393
Net transfers(1)                                                         (2,193,503)     (9,957,654)     (4,502,232)
Transfers for policy loans                                                   (3,729)        (34,417)        (14,933)
Adjustments to net assets allocated to contracts in payout period                --          (7,403)          1,388
Contract charges                                                            (13,843)        (74,090)        (29,856)
Contract terminations:
   Surrender benefits                                                      (585,748)     (2,934,625)     (1,169,826)
   Death benefits                                                           (90,343)       (407,110)       (154,039)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                           (2,278,105)     (2,252,631)     (3,961,105)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          19,596,148      91,971,612      39,748,425
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $ 18,913,420    $ 95,961,946    $ 37,470,933
=====================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                   19,728,058      80,224,787      42,675,340
Contract purchase payments                                                  602,948       9,683,469       2,046,827
Net transfers(1)                                                         (2,099,725)     (8,656,676)     (5,071,379)
Transfers for policy loans                                                   (3,636)        (29,803)        (15,089)
Contract charges                                                            (13,614)        (64,052)        (32,649)
Contract terminations:
   Surrender benefits                                                      (577,196)     (2,523,374)     (1,293,726)
   Death benefits                                                           (88,315)       (354,403)       (169,979)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         17,548,520      78,279,948      38,139,345
=====================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) IDS Life's fixed account.

(2)   For the period Nov. 1, 2005 (commencement of operations) to Dec. 31,
      2005.

(3)   For the period May 2, 2005 (commencement of operations) to Dec. 31,
      2005.

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE ACCOUNT 10 - 39

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                   ---------------------------------------------------------------------------------
                                                     AIM VI CAP      AIM VI CAP        AIM VI CAP     AIM VI CAP      AIM VI CORE
YEAR ENDED DECEMBER 31, 2004                        APPR, SER I     APPR, SER II       DEV, SER I     DEV, SER II      EQ, SER I
OPERATIONS
Investment income (loss) -- net                    $    (640,514)   $    (399,010)   $    (465,418)  $    (266,313)  $  (1,737,496)
Net realized gain (loss) on sales of investments      (3,697,581)          48,925          228,391         210,531         526,759
Distributions from capital gains                              --               --               --              --              --
Net change in unrealized appreciation or
depreciation of investments                            8,601,381        4,053,514        7,620,656       4,848,211      43,215,452
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                        4,263,286        3,703,429        7,383,629       4,792,429      42,004,715
====================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                             3,053,791       22,001,001        1,511,697      11,006,777      14,330,856
Net transfers(1)                                      (2,075,689)      11,910,446       (2,457,919)      6,388,958     (15,715,664)
Transfers for policy loans                               (87,887)         (32,392)         (30,735)        (14,801)        524,392
Adjustments to net assets allocated to contracts
in payout period                                          (8,629)          (1,529)          (3,563)         (3,376)       (404,000)
Contract charges                                         (47,667)         (32,583)         (26,467)        (19,721)       (415,754)
Contract terminations:
   Surrender benefits                                 (2,507,221)      (1,010,658)      (1,770,607)       (373,219)    (46,263,413)
   Death benefits                                       (701,992)        (253,983)        (442,292)       (276,574)     (5,246,578)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (2,375,294)      32,580,302       (3,219,886)     16,708,044     (53,190,161)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       76,359,575       32,606,965       53,705,638      21,115,778     593,290,807
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $  78,247,567    $  68,890,696    $  57,869,381   $  42,616,251   $ 582,105,361
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                89,596,127       34,678,535       41,077,334      20,527,278     385,661,996
Contract purchase payments                             3,596,889       23,279,167        1,118,295      10,369,334       9,199,731
Net transfers(1)                                      (2,412,320)      12,701,588       (1,864,248)      5,991,955     (10,332,539)
Transfers for policy loans                              (104,594)         (35,190)         (22,048)        (14,476)        338,950
Contract charges                                         (56,237)         (34,874)         (19,619)        (18,595)       (267,975)
Contract terminations:
   Surrender benefits                                 (2,965,645)      (1,080,785)      (1,312,319)       (349,790)    (29,659,806)
------------------------------------------------------------------------------------------------------------------------------------
   Death benefits                                       (831,861)        (268,217)        (329,746)       (261,374)     (3,373,998)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      86,822,359       69,240,224       38,647,649      36,244,332     351,566,359
====================================================================================================================================

See accompanying notes to financial statements.


40 - RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                        ---------------------------------------------------------------------------
                                                                                                         AB VPS          AB VPS
                                                           AIM VI       AIM VI FIN       AIM VI        GRO & INC,      INTL VAL,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                 DYN, SER I     SERV, SER I    TECH, SER I        CL B            CL B
OPERATIONS
Investment income (loss) -- net                         $   (148,082)  $    (11,654)  $   (124,562)  $    (295,672)  $    (652,673)
Net realized gain (loss) on sales of investments             474,871        255,857         22,845         254,384          93,031
Distributions from capital gains                                  --             --             --              --         284,870
Net change in unrealized appreciation or depreciation
of investments                                             1,630,175      1,239,726        956,043      21,507,374      35,982,856
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                 1,956,964      1,483,929        854,326      21,466,086      35,708,084
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                 1,803,020      4,117,218      3,829,305      54,403,186      55,761,059
Net transfers(1)                                          (2,285,222)       275,231      4,029,349      27,796,257      42,457,545
Transfers for policy loans                                   (14,646)          (250)       (18,101)        (84,824)        (53,202)
Adjustments to net assets allocated to contracts in
payout period                                                 (2,157)        (1,069)            --         (16,857)         (8,104)
Contract charges                                             (16,618)       (18,541)       (14,790)       (142,824)        (88,034)
Contract terminations:
   Surrender benefits                                       (471,714)      (444,632)      (399,752)     (4,241,633)     (2,373,299)
   Death benefits                                           (388,459)       (81,958)       (65,473)     (1,089,484)       (504,102)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            (1,375,796)     3,845,999      7,360,538      76,623,821      95,191,863
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           17,088,543     16,817,516     10,251,594     151,662,546      90,421,920
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $ 17,669,711   $ 22,147,444   $ 18,466,458   $ 249,752,453   $ 221,321,867
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    19,140,470     15,906,860     14,614,535     154,063,892      68,729,783
Contract purchase payments                                 1,965,313      3,811,073      5,540,010      53,813,111      39,523,043
Net transfers(1)                                          (2,540,465)       238,020      5,944,540      27,447,751      29,645,524
Transfers for policy loans                                   (16,601)          (279)       (27,741)        (84,530)        (38,349)
Contract charges                                             (18,224)       (17,174)       (22,109)       (141,750)        (62,587)
Contract terminations:
   Surrender benefits                                       (520,738)      (417,221)      (600,285)     (4,196,609)     (1,673,175)
   Death benefits                                           (425,461)       (77,649)       (97,168)     (1,074,292)       (354,525)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          17,584,294     19,443,630     25,351,782     229,827,573     135,769,714
===================================================================================================================================

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE ACCOUNT 10 - 41

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                        ---------------------------------------------------------------------------
                                                            AC VP          AC VP
                                                            INTL,          INTL,          AC VP           AC VP        CALVERT VS
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                     CL I          CL II        VAL, CL I      VAL, CL II      SOCIAL BAL
OPERATIONS
Investment income (loss) -- net                         $   (155,723)  $   (263,992)  $ (1,291,295)  $    (279,106)  $     384,842
Net realized gain (loss) on sales of investments          (1,519,611)       113,313      2,476,814         201,419          90,022
Distributions from capital gains                                  --             --      4,804,401       1,416,342              --
Net change in unrealized appreciation or depreciation
of investments                                             8,417,745      7,720,183     74,288,626      26,940,452       2,248,730
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                 6,742,411      7,569,504     80,278,546      28,279,107       2,723,594
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                 1,734,986     15,328,621     15,454,777      60,736,216       7,640,686
Net transfers(1)                                           1,151,296      7,470,990     81,862,344      28,044,896       4,029,404
Transfers for policy loans                                   (11,362)       (26,425)       228,083         (81,235)        (27,907)
Adjustments to net assets allocated to contracts in
payout period                                                 (3,981)        (5,913)       (31,502)        (29,858)         (2,765)
Contract charges                                             (21,254)       (34,287)      (285,019)       (154,932)        (27,489)
Contract terminations:
   Surrender benefits                                     (1,183,258)      (858,494)   (45,954,032)     (4,568,303)       (979,595)
   Death benefits                                           (327,490)      (174,286)    (5,683,884)     (1,494,856)       (166,727)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             1,338,937     21,700,206     45,590,767      82,451,928      10,465,607
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           47,110,245     37,679,534    587,978,368     161,582,569      29,106,929
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $ 55,191,593   $ 66,949,244   $713,847,681   $ 272,313,604   $  42,296,130
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    57,922,907     40,970,806    324,528,281     141,162,933      31,464,149
Contract purchase payments                                 2,076,991     16,130,771      8,456,988      51,020,734       7,969,294
Net transfers(1)                                           1,407,584      7,815,095     41,283,491      23,345,252       4,274,149
Transfers for policy loans                                   (13,596)       (27,898)        89,275         (67,870)        (29,351)
Contract charges                                             (25,531)       (36,276)      (150,001)       (129,892)        (29,039)
Contract terminations:
   Surrender benefits                                     (1,419,225)      (913,962)   (22,948,560)     (3,808,956)     (1,034,180)
   Death benefits                                           (394,643)      (183,001)    (3,065,444)     (1,257,129)       (179,874)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          59,554,487     63,755,535    348,194,030     210,265,072      42,435,148
===================================================================================================================================

See accompanying notes to financial statements.


42 - RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
                                                                                                          EG VA           EG VA
                                                        COL HI YIELD,    CS MID-CAP      CS SM CAP     FUNDAMENTAL       INTL EQ,
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                VS CL B(2)         GRO            GRO        LG CAP, CL 2      CL 2(2)
OPERATIONS
Investment income (loss) -- net                         $   1,051,796   $   (312,351)  $ (5,142,429)  $      36,284   $      54,869
Net realized gain (loss) on sales of investments                4,039     (1,066,403)    (4,722,722)         69,532           7,824
Distributions from capital gains                                   --             --             --              --              --
Net change in unrealized appreciation or depreciation
of investments                                                142,539      5,445,925     45,523,163       1,498,341         962,078
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                  1,198,374      4,067,171     35,658,012       1,604,157       1,024,771
====================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                 26,564,606      1,151,677      9,078,883       2,982,641       7,052,816
Net transfers(1)                                            8,448,358     (4,172,796)     3,621,513       1,823,844       1,648,622
Transfers for policy loans                                     (6,539)       (26,166)       261,134          (5,261)         (9,493)
Adjustments to net assets allocated to contracts in
payout period                                                      --         (5,296)       (75,459)         (3,309)             --
Contract charges                                                   --        (22,462)      (221,875)        (16,613)             --
Contract terminations:
   Surrender benefits                                        (140,474)    (1,175,989)   (32,681,462)       (439,776)        (32,536)
   Death benefits                                            (173,755)      (284,950)    (3,049,537)       (144,061)             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             34,692,196     (4,535,982)   (23,066,803)      4,197,465       8,659,409
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                    --     37,126,122    402,465,065      16,343,027              --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $  35,890,570   $ 36,657,311   $415,056,274   $  22,144,649   $   9,684,180
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                             --     34,940,271    313,369,549      18,707,429              --
Contract purchase payments                                 26,108,452      1,047,146      6,919,328       3,394,667       6,884,568
Net transfers(1)                                            8,194,801     (3,836,710)     2,189,545       2,047,987       1,606,204
Transfers for policy loans                                     (6,410)       (23,113)       201,743          (5,238)         (9,012)
Contract charges                                                   --        (20,436)      (170,618)        (19,019)             --
Contract terminations:
   Surrender benefits                                        (130,419)    (1,080,555)   (25,115,344)       (508,008)        (31,731)
   Death benefits                                            (168,211)      (268,716)    (2,324,148)       (169,971)             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           33,998,213     30,757,887    295,070,055      23,447,847       8,450,029
====================================================================================================================================

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE ACCOUNT 10 - 43

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                      -----------------------------------------------------------------------------
                                                          FID VIP        FID VIP         FID VIP         FID VIP         FID VIP
                                                        GRO & INC,      GRO & INC,       MID CAP,        MID CAP,       OVERSEAS,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                 SERV CL        SERV CL 2        SERV CL        SERV CL 2        SERV CL
OPERATIONS
Investment income (loss) -- net                       $    (158,702)  $    (684,487)  $  (2,568,022)  $  (3,409,546)  $     70,494
Net realized gain (loss) on sales of investments           (983,109)        170,486       2,259,485         142,015       (266,357)
Distributions from capital gains                                 --              --              --              --             --
Net change in unrealized appreciation or
depreciation of investments                              12,313,008      17,261,870      67,189,559      98,925,700      9,142,630
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                               11,171,197      16,747,869      66,881,022      95,658,169      8,946,767
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                7,895,216      94,622,179       9,580,767     140,097,486      2,838,869
Net transfers(1)                                          6,733,524      40,325,016      19,092,453      70,349,085     17,191,895
Transfers for policy loans                                  (87,429)        (83,709)       (161,278)       (243,439)       (13,795)
Adjustments to net assets allocated to contracts in
payout period                                               (42,111)        (45,780)        (61,663)        (23,533)       (12,630)
Contract charges                                           (107,334)       (220,167)       (145,288)       (269,835)       (28,709)
Contract terminations:
   Surrender benefits                                    (7,768,721)     (6,107,831)     (9,005,546)     (8,265,017)    (2,100,395)
   Death benefits                                        (1,873,579)     (1,806,180)     (2,040,258)     (1,921,070)      (375,945)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            4,749,566     126,683,528      17,259,187     199,723,677     17,499,290
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         225,087,099     231,685,669     268,769,489     262,747,698     57,248,908
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $ 241,007,862   $ 375,117,066   $ 352,909,698   $ 558,129,544   $ 83,694,965
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  245,972,419     228,595,699     138,655,203     207,277,037     66,233,708
Contract purchase payments                                8,642,842      93,590,550       4,665,927     104,784,289      3,271,492
Net transfers(1)                                          7,302,151      39,430,591       9,280,439      52,323,437     19,510,936
Transfers for policy loans                                  (95,982)        (83,181)        (78,963)       (182,634)       (15,639)
Contract charges                                           (117,332)       (218,009)        (70,710)       (199,149)       (32,615)
Contract terminations:
   Surrender benefits                                    (8,509,870)     (6,041,701)     (4,352,320)     (6,101,393)    (2,405,993)
   Death benefits                                        (2,059,381)     (1,794,839)       (986,875)     (1,409,416)      (429,894)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        251,134,847     353,479,110     147,112,701     356,492,171     86,131,995
===================================================================================================================================

See accompanying notes to financial statements.


44 - RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                      ------------------------------------------------------------------------------
                                                         FID VIP       FTVIPT FRANK    FTVIPT FRANK   FTVIPT MUTUAL    FTVIPT TEMP
                                                        OVERSEAS,       REAL EST,         SM CAP          SHARES         DEV MKTS
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                SERV CL 2          CL 2         VAL, CL 2       SEC, CL 2       SEC, CL 1
OPERATIONS
Investment income (loss) -- net                       $    (138,859)  $   3,857,542   $  (1,174,550)  $    (115,561)  $   1,356,930
Net realized gain (loss) on sales of investments             70,493         417,885         291,691         110,880        (223,694)
Distributions from capital gains                                 --         548,146              --              --              --
Net change in unrealized appreciation or
depreciation of investments                              15,273,162     109,406,731      38,543,791      11,030,710      44,077,374
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                          15,204,796     114,230,304      37,660,932      11,026,029      45,210,610
====================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               43,117,010      92,441,491      36,363,690      31,913,758       4,583,722
Net transfers(1)                                         29,950,049      43,795,134      20,015,156      15,441,017      16,379,824
Transfers for policy loans                                  (40,169)       (152,091)        (59,532)        (28,742)        159,371
Adjustments to net assets allocated to contracts in
payout period                                               (10,126)        (64,315)         (9,620)        (35,664)        (35,910)
Contract charges                                            (58,921)       (223,866)       (100,804)        (57,440)       (127,303)
Contract terminations:
   Surrender benefits                                    (1,921,754)    (10,730,393)     (3,910,286)     (1,916,890)    (17,764,751)
   Death benefits                                          (597,510)     (3,046,932)     (1,133,510)       (570,233)     (1,434,279)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           70,438,579     122,019,028      51,165,094      44,745,806       1,760,674
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          62,226,819     296,754,424     135,426,075      62,600,978     193,809,275
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $ 147,870,194   $ 533,003,756   $ 224,252,101   $ 118,372,813   $ 240,780,559
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   58,123,519     166,493,008      87,363,303      58,929,248     272,504,410
Contract purchase payments                               39,755,536      49,110,153      22,455,545      29,205,759       6,142,294
Net transfers(1)                                         27,477,856      22,459,645      11,855,770      14,089,446      21,323,559
Transfers for policy loans                                  (37,154)        (79,988)        (37,026)        (26,693)        214,585
Contract charges                                            (54,105)       (115,228)        (61,091)        (52,632)       (171,494)
Contract terminations:
   Surrender benefits                                    (1,778,685)     (5,423,212)     (2,322,582)     (1,751,119)    (23,498,505)
   Death benefits                                          (557,565)     (1,563,586)       (688,129)       (523,330)     (1,929,023)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        122,929,402     230,880,792     118,565,790      99,870,679     274,585,826
====================================================================================================================================

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE ACCOUNT 10 - 45

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                      -----------------------------------------------------------------------------
                                                       FTVIPT TEMP        GS VIT          GS VIT          GS VIT       JANUS ASPEN
                                                         FOR SEC,       STRUCTD SM       STRUCTD         MID CAP      GLOBAL TECH,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                   CL 2           CAP EQ         U.S. EQ           VAL            SERV
OPERATIONS
Investment income (loss) -- net                       $      58,756   $    (291,246)  $     957,540   $    (546,429)  $   (206,860)
Net realized gain (loss) on sales of investments            150,564       1,303,981          17,313         249,226     (3,203,997)
Distributions from capital gains                                 --       2,037,159              --      37,963,658             --
Net change in unrealized appreciation or
depreciation of investments                               5,433,284       3,053,882      25,856,016      42,312,887      3,197,033
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                           5,642,604       6,103,776      26,830,869      79,979,342       (213,824)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                1,137,692         991,371      41,186,099      68,429,617      1,914,090
Net transfers(1)                                          8,832,282      (3,758,123)     43,093,338      52,432,656     (2,939,827)
Transfers for policy loans                                   (5,069)        (15,334)        (55,532)       (184,629)       (14,833)
Adjustments to net assets allocated to contracts in
payout period                                               (10,679)         (1,628)        (32,227)        (44,902)        (1,474)
Contract charges                                            (11,460)        (18,342)        (98,188)       (205,308)       (24,107)
Contract terminations:
   Surrender benefits                                      (747,972)     (1,460,255)     (4,378,303)     (8,159,755)      (806,922)
   Death benefits                                          (210,136)       (302,856)     (1,707,279)     (2,392,310)      (153,840)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            8,984,658      (4,565,167)     78,007,908     109,875,369     (2,026,913)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          26,414,631      43,240,220     146,764,984     261,988,426     26,414,643
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $  41,041,893   $  44,778,829   $ 251,603,761   $ 451,843,137   $ 24,173,906
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   24,004,481      29,915,980     169,761,645     162,339,005     71,812,097
Contract purchase payments                                  989,760         659,185      44,317,144      40,196,741      5,250,941
Net transfers(1)                                          7,499,429      (2,515,003)     46,738,683      29,693,145     (8,456,187)
Transfers for policy loans                                   (4,403)        (10,522)        (62,479)       (103,252)       (39,263)
Contract charges                                             (9,927)        (12,179)       (108,169)       (117,848)       (69,153)
Contract terminations:
   Surrender benefits                                      (649,428)       (975,204)     (4,864,938)     (4,615,844)    (2,328,360)
   Death benefits                                          (178,445)       (202,850)     (1,903,400)     (1,373,563)      (383,090)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         31,651,467      26,859,407     253,878,486     226,018,384     65,786,985
===================================================================================================================================

See accompanying notes to financial statements.


46 - RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                      ------------------------------------------------------------------------------
                                                       JANUS ASPEN     JANUS ASPEN        LAZARD         MFS INV            MFS
                                                         INTL GRO,     MID CAP GRO        RETIRE        GRO STOCK,       NEW DIS,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                  SERV            SERV           INTL EQ         SERV CL         SERV CL
OPERATIONS
Investment income (loss) -- net                       $     (14,493)  $    (277,576)  $    (406,162)  $    (974,680)  $  (1,053,729)
Net realized gain (loss) on sales of investments         (1,502,505)     (4,805,699)        418,154        (966,901)       (309,601)
Distributions from capital gains                                 --              --              --              --              --
Net change in unrealized appreciation or
depreciation of investments                              16,805,361      10,920,933      18,904,327      11,317,936       7,566,711
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                          15,288,363       5,837,658      18,916,319       9,376,355       6,203,381
====================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                5,475,868       1,726,576      29,521,230      21,913,445      18,808,276
Net transfers(1)                                        (10,117,127)     (6,514,777)     14,291,040      (3,262,306)    (12,056,663)
Transfers for policy loans                                  (40,171)        (32,945)        (43,557)        (35,887)        (59,999)
Adjustments to net assets allocated to contracts in
payout period                                                (9,154)         (1,346)        (26,925)        (13,306)        (16,451)
Contract charges                                            (61,525)        (30,610)        (68,474)        (71,857)        (83,908)
Contract terminations:
   Surrender benefits                                    (2,634,023)     (1,138,282)     (3,105,206)     (2,842,480)     (3,048,623)
   Death benefits                                          (458,256)       (181,226)     (1,202,515)       (897,270)       (867,921)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (7,844,388)     (6,172,610)     39,365,593      14,790,339       2,674,711
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          92,187,531      34,433,521     102,535,153     103,233,592     119,207,145
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $  99,631,506   $  34,098,569   $ 160,817,065   $ 127,400,286   $ 128,085,237
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  152,636,050      85,735,607     123,055,609     172,321,885     146,403,867
Contract purchase payments                                8,569,964       4,161,033      34,050,282      35,325,971      23,066,981
Net transfers(1)                                        (16,310,217)    (15,553,204)     16,246,138      (5,881,804)    (15,275,661)
Transfers for policy loans                                  (65,467)        (78,879)        (51,208)        (60,063)        (73,895)
Contract charges                                            (98,182)        (72,930)        (79,638)       (118,899)       (104,873)
Contract terminations:
   Surrender benefits                                    (4,215,074)     (2,700,552)     (3,617,534)     (4,729,069)     (3,831,976)
   Death benefits                                          (728,721)       (432,148)     (1,395,882)     (1,427,993)     (1,109,302)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        139,788,353      71,058,927     168,207,767     195,430,028     149,075,141
====================================================================================================================================

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE ACCOUNT 10 - 47

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
                                                             MFS            MFS          OPPEN        OPPEN MAIN        OPPEN
                                                        TOTAL RETURN,    UTILITIES,    GLOBAL SEC      ST SM CAP    STRATEGIC BOND
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)               SERV CL(2)       SERV CL      VA, SERV(2)    VA, SERV(2)     VA, SERV(2)
OPERATIONS
Investment income (loss) -- net                         $     (29,969)  $   152,074   $    (78,756)  $    (64,985)  $      (52,862)
Net realized gain (loss) on sales of investments                2,666       217,593          2,822         (1,282)          19,201
Distributions from capital gains                                   --            --             --             --               --
Net change in unrealized appreciation or depreciation
of investments                                              1,747,939    12,349,971      3,484,909      2,340,218        2,223,933
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                  1,720,636    12,719,638      3,408,975      2,273,951        2,190,272
====================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                 21,308,342    13,859,353     20,113,707     13,389,062       40,240,819
Net transfers(1)                                            5,844,279     7,528,345      4,963,093      3,623,127        7,459,708
Transfers for policy loans                                     (2,294)      (35,259)       (11,696)        (7,062)          (3,001)
Adjustments to net assets allocated to contracts in
payout period                                                  (3,474)      (12,016)        (2,897)           (39)          (2,238)
Contract charges                                                   --       (30,781)            --             --               --
Contract terminations:
   Surrender benefits                                        (107,768)   (1,251,705)       (64,060)       (60,364)        (153,842)
   Death benefits                                                  --      (272,981)       (17,657)       (48,667)         (36,150)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             27,039,085    19,784,956     24,980,490     16,896,057       47,505,296
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                    --    31,692,977             --             --               --
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $  28,759,721   $64,197,571   $ 28,389,465   $ 19,170,008   $   49,695,568
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                             --    33,750,603             --             --               --
Contract purchase payments                                 20,796,985    13,329,124     19,922,002     13,234,450       39,490,524
Net transfers(1)                                            5,549,636     7,255,084      4,695,700      3,523,948        7,191,284
Transfers for policy loans                                     (2,239)      (35,787)       (11,953)        (7,223)          (3,027)
Contract charges                                                   --       (29,863)            --             --               --
Contract terminations:
   Surrender benefits                                        (102,647)   (1,203,961)       (61,716)       (57,739)        (144,752)
   Death benefits                                                  --      (273,544)       (17,574)       (50,219)         (35,020)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           26,241,735    52,791,656     24,526,459     16,643,217       46,499,009
====================================================================================================================================

See accompanying notes to financial statements.


48 - RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          --------------------------------------------------------------------------
                                                           PIONEER EQ      PIONEER     PUT VT HEALTH     PUT VT       PUT VT INTL
                                                            INC VCT,     EUROPE VCT,     SCIENCES,       INTL EQ,       NEW OPP,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                     CL II          CL II          CL IB          CL IB          CL IB
OPERATIONS
Investment income (loss) -- net                           $    600,248   $    (9,929)  $    (217,416)  $   435,001   $     145,038
Net realized gain (loss) on sales of investments               384,138        95,785         139,936     1,171,208      (9,105,804)
Distributions from capital gains                                    --            --              --            --              --
Net change in unrealized appreciation or depreciation
of investments                                               6,073,072       761,903       2,139,930     9,558,457      18,991,209
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                   7,057,458       847,759       2,062,450    11,164,666      10,030,443
====================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   5,108,212       728,644       6,724,326    10,511,984       3,989,567
Net transfers(1)                                             2,868,290       567,029         272,151    (5,683,731)    (15,607,770)
Transfers for policy loans                                       1,100        (2,139)        (15,856)       (3,458)        (76,097)
Adjustments to net assets allocated to contracts in
payout period                                                   (8,068)           --          (2,317)       (1,543)         25,876
Contract charges                                               (33,652)       (3,508)        (31,146)      (55,174)        (68,596)
Contract terminations:
   Surrender benefits                                         (922,044)      (89,306)       (929,155)   (1,568,107)     (3,169,519)
   Death benefits                                             (390,248)      (30,776)       (213,007)     (595,423)       (770,232)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               6,623,590     1,169,944       5,804,996     2,604,548     (15,676,771)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             42,277,081     4,092,274      28,128,078    70,668,503      94,570,452
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $ 55,958,129   $ 6,109,977   $  35,995,524   $84,437,717   $  88,924,124
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      42,477,097     3,936,545      30,752,878    70,061,727     128,359,678
Contract purchase payments                                   4,975,152       674,738       7,308,123    10,122,904       5,319,344
Net transfers(1)                                             2,728,009       517,971         241,004    (5,383,084)    (20,881,836)
Transfers for policy loans                                         852        (2,011)        (17,299)       (3,568)       (103,323)
Contract charges                                               (32,496)       (3,265)        (34,050)      (53,507)        (91,669)
Contract terminations:
   Surrender benefits                                         (881,970)      (83,320)     (1,004,207)   (1,516,289)     (4,238,246)
   Death benefits                                             (374,307)      (28,809)       (235,423)     (579,603)     (1,029,582)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            48,892,337     5,011,849      37,011,026    72,648,580     107,334,366
====================================================================================================================================

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE ACCOUNT 10 - 49

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
                                                            PUT VT        PUT VT
                                                           NEW OPP,       VISTA,          RVS VP          RVS VP         RVS VP
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                  CL IA         CL IB            BAL          CASH MGMT     CORE BOND(2)
OPERATIONS
Investment income (loss) -- net                         $ (4,417,611)  $   (842,677)  $   5,723,045   $    (961,972)  $    616,957
Net realized gain (loss) on sales of investments         (34,346,947)   (12,490,909)     (8,969,169)        (32,155)          (160)
Distributions from capital gains                                  --             --              --              --             --
Net change in unrealized appreciation or depreciation
of investments                                            67,672,045     29,121,717      43,509,846          32,144        221,835
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                28,907,487     15,788,131      40,263,722        (961,983)       838,632
====================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                10,958,989      6,275,108      29,027,456     571,349,765     41,201,686
Net transfers(1)                                         (45,280,125)   (19,946,617)    (13,730,662)   (589,122,063)      (274,110)
Transfers for policy loans                                   432,820        (35,822)        224,794         257,566         (2,629)
Adjustments to net assets allocated to contracts in
payout period                                               (101,760)       (12,785)       (700,002)        (56,826)          (944)
Contract charges                                            (323,028)       (87,393)       (329,924)       (253,744)            --
Contract terminations:
   Surrender benefits                                    (33,231,204)    (3,085,672)    (28,585,577)    (44,857,573)       (51,429)
   Death benefits                                         (2,299,235)      (666,852)     (7,107,073)     (7,401,996)       (54,787)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (69,843,543)   (17,560,033)    (21,200,988)    (70,084,871)    40,817,787
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          378,811,384    102,199,527     496,929,369     539,742,016             --
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $337,875,328   $100,427,625   $ 515,992,103   $ 468,695,162   $ 41,656,419
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   324,630,611    131,761,615     384,616,841     486,938,899             --
Contract purchase payments                                 9,337,785      7,724,009      26,606,952     529,297,244     16,205,872
Net transfers(1)                                         (38,717,314)   (24,684,913)    (11,747,440)   (543,701,968)      (310,537)
Transfers for policy loans                                   376,691        (43,880)        128,179         221,876         (2,600)
Contract charges                                            (277,280)      (108,176)       (253,717)       (230,584)            --
Contract terminations:
   Surrender benefits                                    (28,343,885)    (3,817,648)    (20,093,642)    (39,627,857)       (50,987)
   Death benefits                                         (1,962,969)      (810,704)     (5,412,225)     (6,686,005)       (54,770)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         265,043,639    110,020,303     373,844,948     426,211,605     15,786,978
====================================================================================================================================

See accompanying notes to financial statements.


50 - RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  ----------------------------------------------------------------------------------
                                                                                                      RVS VP           RVS VP
                                                      RVS VP          RVS VP         RVS VP           GLOBAL      GLOBAL INFLATION
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)           DIV BOND       DIV EQ INC      EMER MKTS          BOND         PROT SEC(3)
OPERATIONS
Investment income (loss) -- net                   $  22,540,091   $   3,510,789   $     730,882   $   9,145,140   $         57,384
Net realized gain (loss) on sales of investments     (2,248,525)        479,949       1,491,567         661,679                508
Distributions from capital gains                             --              --         718,692              --                 --
Net change in unrealized appreciation or
depreciation of investments                           6,355,688      81,169,091       4,725,833      18,192,158            112,458
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                      26,647,254      85,159,829       7,666,974      27,998,977            170,350
====================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                          111,233,597     149,201,380      13,005,939      50,908,313          8,894,544
Net transfers(1)                                    (34,352,716)    144,675,035      15,962,954      41,811,527          1,177,249
Transfers for policy loans                               61,452        (283,610)         (6,978)        (25,037)            (5,025)
Adjustments to net assets allocated to contracts
in payout period                                       (537,546)       (101,016)           (286)        (42,777)                --
Contract charges                                       (381,075)       (248,559)        (15,377)       (117,621)                --
Contract terminations:
   Surrender benefits                               (45,029,026)    (10,931,723)     (5,826,973)    (14,604,050)            (2,661)
   Death benefits                                   (10,680,417)     (3,060,023)       (160,179)     (3,373,661)           (11,754)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       20,314,269     279,251,484      22,959,100      74,556,694         10,052,353
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     788,063,436     288,112,096      19,822,989     253,432,706                 --
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 835,024,959   $ 652,523,409   $  50,449,063   $ 355,988,377   $     10,222,703
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              618,469,469     249,817,645      15,682,750     186,449,862                 --
Contract purchase payments                           90,641,436     125,078,569      12,333,827      38,217,916          8,811,443
Net transfers(1)                                    (26,369,256)    119,859,590      15,358,122      30,866,074          1,158,574
Transfers for policy loans                               35,943        (240,771)         (7,738)        (20,755)            (4,937)
Contract charges                                       (301,273)       (206,624)        (14,868)        (86,895)                --
Contract terminations:
   Surrender benefits                               (34,278,035)     (9,109,862)       (672,990)    (10,388,545)            (2,607)
   Death benefits                                    (8,267,693)     (2,551,318)       (158,228)     (2,476,017)           (11,442)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    639,930,591     482,647,229      42,520,875     242,561,640          9,951,031
====================================================================================================================================

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE ACCOUNT 10 - 51

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
                                                                            RVS VP
                                                            RVS VP         HI YIELD        RVS VP         RVS VP         RVS VP
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                   GRO             BOND        INC OPP(3)      INTL OPP       LG CAP EQ
OPERATIONS
Investment income (loss) -- net                         $  (1,080,759)  $  48,745,495   $    11,039   $     (74,442)  $    (537,555)
Net realized gain (loss) on sales of investments          (10,540,094)     (6,831,692)          190      (2,283,736)     (6,863,159)
Distributions from capital gains                                   --              --         2,485              --              --
Net change in unrealized appreciation or depreciation
of investments                                             26,360,175      39,540,615         3,728      39,063,408      25,579,282
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                 14,739,322      81,454,418        17,442      36,705,230      18,178,568
====================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                 24,038,567     120,131,878     1,828,425      22,113,469      29,489,887
Net transfers(1)                                          (20,913,562)     48,163,071       662,783      48,201,164      75,831,522
Transfers for policy loans                                   (149,147)        (19,262)       (2,635)        130,020         165,169
Adjustments to net assets allocated to contracts in
payout period                                                 (36,703)       (436,848)           --         (92,847)         40,211
Contract charges                                             (169,985)       (337,723)           --        (127,538)       (235,383)
Contract terminations:
   Surrender benefits                                      (5,913,979)    (37,329,127)       (1,030)    (15,533,625)    (22,636,696)
   Death benefits                                          (1,195,674)     (9,078,934)           --      (1,765,606)     (3,121,456)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (4,340,483)    121,093,055     2,487,543      52,925,037      79,533,254
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           203,000,187     712,392,156            --     192,940,837     286,326,810
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $ 213,399,026   $ 914,939,629   $ 2,504,985   $ 282,571,104   $ 384,038,632
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    349,978,006     622,127,642            --     215,587,211     277,049,586
Contract purchase payments                                 39,863,641     105,400,548     1,765,327      27,906,943      33,421,855
Net transfers(1)                                          (36,903,423)     41,331,680       644,295      55,873,725      97,858,617
Transfers for policy loans                                   (261,103)        (26,373)       (2,557)        122,688         115,983
Contract charges                                             (290,376)       (289,706)           --        (140,782)       (240,163)
Contract terminations:
   Surrender benefits                                     (10,174,573)    (30,660,754)         (995)    (16,276,899)    (18,840,120)
   Death benefits                                          (2,064,036)     (7,710,606)           --      (1,965,821)     (3,242,495)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          340,148,136     730,172,431     2,406,070     281,107,065     386,123,263
====================================================================================================================================

See accompanying notes to financial statements.


52 - RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                   --------------------------------------------------------------------------------
                                                      RVS VP           RVS VP          RVS VP            RVS VP          RVS VP
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)         LG CAP VAL(2)    MID CAP GRO        NEW DIM          S&P 500      SELECT VAL(2)
OPERATIONS
Investment income (loss) -- net                    $      70,915   $    (825,943)  $      (921,708)  $   1,286,379   $      27,207
Net realized gain (loss) on sales of investments           1,849         561,759       (21,183,695)        333,050            (264)
Distributions from capital gains                          23,454              --                --              --          18,031
Net change in unrealized appreciation or
depreciation of investments                              755,840       8,507,279        52,203,925      17,978,306       1,240,274
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                          852,058       8,243,095        30,098,522      19,597,735       1,285,248
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                             8,440,916      19,073,999       110,067,365      46,092,851      10,760,069
Net transfers(1)                                       1,218,991       3,674,214      (161,723,803)     23,276,810       1,509,905
Transfers for policy loans                                (5,275)        (38,076)          453,345         (90,156)         (5,758)
Adjustments to net assets allocated to contracts
in payout period                                              --          (6,184)       (1,184,558)        (51,184)             --
Contract charges                                              --         (73,191)       (1,373,436)       (133,728)             --
Contract terminations:
   Surrender benefits                                    (32,222)     (2,209,511)      (99,983,143)     (5,744,980)        (39,690)
   Death benefits                                        (15,684)       (857,789)      (14,362,261)     (1,748,599)         (6,282)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         9,606,726      19,563,462      (168,106,491)     61,601,014      12,218,244
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               --      83,082,823     1,752,070,993     163,372,474              --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $  10,458,784   $ 110,889,380   $ 1,614,063,024   $ 244,571,223   $  13,503,492
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        --      80,059,776     1,511,971,325     208,338,047              --
Contract purchase payments                             5,392,947      18,352,678       116,290,429      56,904,166       7,609,483
Net transfers(1)                                       1,201,385       3,403,128      (147,728,508)     28,298,237       1,464,383
Transfers for policy loans                                (5,419)        (36,267)           44,183        (114,239)         (5,393)
Contract charges                                              --         (70,651)       (1,232,532)       (166,870)             --
Contract terminations:
   Surrender benefits                                    (31,685)     (2,123,483)      (77,626,451)     (7,195,601)        (38,218)
   Death benefits                                        (15,728)       (827,610)      (12,739,608)     (2,184,304)         (6,260)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       6,541,500      98,757,571     1,388,978,838     283,879,436       9,023,995
===================================================================================================================================

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE ACCOUNT 10 - 53

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                   -------------------------------------------------------------------------------
                                                       RVS VP           RVS VP          RVS VP          RVS VP           ROYCE
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)           SHORT DURATION     SM CAP ADV      SM CAP VAL    STRATEGY AGGR      MICRO-CAP
OPERATIONS
Investment income (loss) -- net                    $    6,058,073   $  (1,292,995)  $  (1,647,830)  $  (2,304,547)  $  (1,094,163)
Net realized gain (loss) on sales of investments         (374,181)        584,873         675,026     (44,509,453)      2,519,476
Distributions from capital gains                          114,024       7,693,261      19,296,675              --       9,893,706
Net change in unrealized appreciation or
depreciation of investments                            (5,758,481)     19,267,317      19,037,968      61,737,163       4,300,071
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                            39,435      26,252,456      37,361,839      14,923,163      15,619,090
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            101,366,355      31,136,256      44,470,781       9,832,770       3,355,371
Net transfers(1)                                      (74,447,340)     18,157,950      18,461,938     (28,615,013)      1,355,831
Transfers for policy loans                               (144,123)       (121,817)       (110,645)        108,467         (89,132)
Adjustments to net assets allocated to contracts
in payout period                                          (94,917)        (22,342)        (22,816)        (93,024)        101,749
Contract charges                                         (209,183)        (88,904)       (155,295)       (175,995)        (49,041)
Contract terminations:
   Surrender benefits                                 (16,449,492)     (3,972,206)     (4,910,416)    (15,184,084)     (4,238,566)
   Death benefits                                      (3,525,486)     (1,056,567)       (876,748)     (1,761,275)     (1,154,394)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          6,495,814      44,032,370      56,856,799     (35,888,154)       (718,182)
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       381,317,958     116,896,029     159,988,703     224,303,051     122,428,110
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $  387,853,207   $ 187,180,855   $ 254,207,341   $ 203,338,060   $ 137,329,018
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                319,997,737      90,053,655     125,782,929     265,714,865      54,944,664
Contract purchase payments                             85,680,022      23,226,302      33,158,842      12,718,147       1,444,016
Net transfers(1)                                      (62,556,337)     13,384,925      13,672,159     (36,214,349)        512,806
Transfers for policy loans                               (120,624)        (90,390)        (83,330)        100,121         (38,213)
Contract charges                                         (176,832)        (65,672)       (115,680)       (214,104)        (21,159)
Contract terminations:
   Surrender benefits                                 (13,760,912)     (2,915,207)     (3,621,537)    (17,262,723)     (1,821,349)
   Death benefits                                      (2,979,115)       (776,095)       (648,117)     (2,139,750)       (494,531)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      326,083,939     122,817,518     168,145,266     222,702,207      54,526,234
==================================================================================================================================

See accompanying notes to financial statements.


54 - RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                                     VANK LIT
                                                      THIRD AVE      COMSTOCK,      WANGER INTL     WANGER U.S.      WF ADV VT
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)               VAL         CL II(2)         SM CAP           SM CO        ASSET ALLOC
OPERATIONS
Investment income (loss) -- net                    $    (487,645)  $    (232,977)  $    (546,378)  $  (3,904,799)  $     974,113
Net realized gain (loss) on sales of investments       2,864,955           1,929         103,769         303,044         298,605
Distributions from capital gains                       1,555,176              --              --              --       2,431,399
Net change in unrealized appreciation or
depreciation of investments                           22,867,215       7,580,848      55,901,372      83,030,166       2,809,536
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                       26,799,701       7,349,800      55,458,763      79,428,411       6,513,653
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                             4,587,854      63,603,038      48,017,387     104,960,608      10,859,440
Net transfers(1)                                         408,384      16,382,117      43,002,202      57,714,071      14,230,154
Transfers for policy loans                              (107,751)        (26,997)       (100,924)       (192,776)        (13,676)
Adjustments to net assets allocated to contracts
in payout period                                         (32,679)           (833)        (12,109)        (45,521)         (6,766)
Contract charges                                         (57,896)             --        (120,876)       (278,542)        (57,395)
Contract terminations:
   Surrender benefits                                 (4,759,685)       (262,753)     (4,275,996)    (10,630,849)     (2,137,697)
   Death benefits                                     (1,183,749)        (39,778)     (1,107,187)     (2,940,351)       (476,191)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (1,145,522)     79,654,794      85,402,497     148,586,640      22,397,869
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      142,903,556              --     141,172,383     351,317,115      60,494,731
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 168,557,735   $  87,004,594   $ 282,033,643   $ 579,332,166   $  89,406,253
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                67,134,941              --     130,667,629     261,219,059      59,332,447
Contract purchase payments                             2,057,089      60,674,429      39,584,100      75,981,538      10,500,399
Net transfers(1)                                          99,626      15,295,774      35,791,147      41,200,729      13,673,779
Transfers for policy loans                               (48,621)        (25,800)        (86,191)       (137,569)        (13,429)
Contract charges                                         (25,840)             --        (100,951)       (199,661)        (55,304)
Contract terminations:
   Surrender benefits                                 (2,112,542)       (242,093)     (3,590,391)     (7,571,578)     (2,053,459)
   Death benefits                                       (518,086)        (38,664)       (925,709)     (2,085,105)       (466,903)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      66,586,567      75,663,646     201,339,634     368,407,413      80,917,530
=================================================================================================================================

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE ACCOUNT 10 - 55

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                                       ---------------------------------------
                                                                        WF ADV VT     WF ADV VT     WF ADV VT
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                                INTL CORE        OPP       SM CAP GRO
OPERATIONS
Investment income (loss) -- net                                        $  (108,135)  $  (695,611)  $  (302,130)
Net realized gain (loss) on sales of investments                           175,763     1,001,614       403,635
Distributions from capital gains                                                --            --            --
Net change in unrealized appreciation or depreciation of investments     1,494,917    12,710,146     4,151,455
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          1,562,545    13,016,149     4,252,960
===============================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                               2,010,444    13,003,612     4,218,795
Net transfers(1)                                                         3,144,006    (3,079,073)    2,334,292
Transfers for policy loans                                                 (10,764)      (47,988)      (16,097)
Adjustments to net assets allocated to contracts in payout period               --        (7,239)         (975)
Contract charges                                                           (13,345)      (67,821)      (29,143)
Contract terminations:
   Surrender benefits                                                     (390,737)   (1,930,438)     (791,834)
   Death benefits                                                          (59,402)     (578,477)     (140,775)
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                           4,680,202     7,292,576     5,574,263
---------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                         13,353,401    71,662,887    29,921,202
---------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $19,596,148   $91,971,612   $39,748,425
===============================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                  14,684,279    73,209,261    36,311,628
Contract purchase payments                                               2,185,016    12,445,579     4,913,587
Net transfers(1)                                                         3,377,422    (2,924,571)    2,600,450
Transfers for policy loans                                                 (11,826)      (46,691)      (18,595)
Contract charges                                                           (14,632)      (65,229)      (34,483)
Contract terminations:
   Surrender benefits                                                     (430,442)   (1,841,200)     (932,737)
   Death benefits                                                          (61,759)     (552,362)     (164,510)
---------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                        19,728,058    80,224,787    42,675,340
===============================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) IDS Life's fixed account.

(2)   For the period Feb. 4, 2004 (commencement of operations) to Dec. 31,
      2004.

(3)   For the period Sept. 13, 2004 (commencement of operations) to Dec. 31,
      2004.

See accompanying notes to financial statements.


56 - RIVERSOURCE VARIABLE ACCOUNT 10

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

IDS Life Variable Account 10 (the Account) was established under Minnesota law as a segregated asset account of IDS Life. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Account is used as a funding vehicle for individual variable annuity contracts issued by IDS Life. The following is a list of each variable annuity product funded through the Account.

RiverSource Retirement Advisor Variable Annuity(SM) (RAVA)
RiverSource Retirement Advisor Variable Annuity(SM) - Band 3 (RAVA Band 3) RiverSource Retirement Advisor Advantage(SM) Variable Annuity (RAVA Advantage) RiverSource Retirement Advisor Advantage(SM) Variable Annuity - Band 3 (RAVA Advantage Band 3)
RiverSource Retirement Advisor Select (SM) Variable Annuity (RAVA Select) RiverSource Retirement Advisor Advantage Plus(SM) Variable Annuity (RAVA Advantage Plus)
RiverSource Retirement Advisor Select Plus(SM) Variable Annuity (RAVA Select
Plus)
RiverSource Retirement Advisor 4 Advantage(SM) Variable Annuity (RAVA 4
Advantage)
RiverSource Retirement Advisor 4 Select (SM) Variable Annuity (RAVA 4 Select) RiverSource Retirement Advisor 4 Access(SM) Variable Annuity (RAVA 4 Access) IDS Life Flexible Portfolio Annuity (FPA)

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding subaccount name are provided below.

SUBACCOUNT                         FUND
---------------------------------------------------------------------------------------------------
AIM VI Cap Appr, Ser I             AIM V.I. Capital Appreciation Fund, Series I Shares
AIM VI Cap Appr, Ser II            AIM V.I. Capital Appreciation Fund, Series II Shares
AIM VI Cap Dev, Ser I              AIM V.I. Capital Development Fund, Series I Shares
AIM VI Cap Dev, Ser II             AIM V.I. Capital Development Fund, Series II Shares
AIM VI Core Eq, Ser I              AIM V.I. Core Equity Fund, Series I Shares
AIM VI Dyn, Ser I                  AIM V.I. Dynamics Fund, Series I Shares
AIM VI Fin Serv, Ser I             AIM V.I. Financial Services Fund, Series I Shares
AIM VI Intl Gro, Ser II            AIM V.I. International Growth Fund, Series II Shares
AIM VI Tech, Ser I                 AIM V.I. Technology Fund, Series I Shares(1)
AB VPS Global Tech, Cl B           AllianceBernstein VPS Global Technology Portfolio (Class B)
AB VPS Gro & Inc, Cl B             AllianceBernstein VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B              AllianceBernstein VPS International Value Portfolio (Class B)
AC VP Intl, Cl I                   American Century VP International, Class I
AC VP Intl, Cl II                  American Century VP International, Class II
AC VP Ultra, Cl II                 American Century VP Ultra(R), Class II
AC VP Val, Cl I                    American Century VP Value, Class I
AC VP Val, Cl II                   American Century VP Value, Class II
Calvert VS Social Bal              Calvert Variable Series, Inc. Social Balanced Portfolio
Col Hi Yield, VS Cl B              Columbia High Yield Fund, Variable Series, Class B(2)
CS Mid-Cap Gro                     Credit Suisse Trust - Mid-Cap Growth Portfolio
CS Sm Cap Gro                      Credit Suisse Trust - Small Cap Growth Portfolio
EG VA Fundamental Lg Cap, Cl 2     Evergreen VA Fundamental Large Cap Fund - Class 2(3)
EG VA Intl Eq, Cl 2                Evergreen VA International Equity Fund - Class 2
Fid VIP Gro & Inc, Serv Cl         Fidelity(R) VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2       Fidelity(R) VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl           Fidelity(R) VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2         Fidelity(R) VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl          Fidelity(R) VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2        Fidelity(R) VIP Overseas Portfolio Service Class 2
FTVIPT Frank Real Est, Cl 2        FTVIPT Franklin Real Estate Fund - Class 2
FTVIPT Frank Sm Cap Val, Cl 2      FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2     FTVIPT Mutual Shares Securities Fund - Class 2
FTVIPT Temp Dev Mkts Sec, Cl 1     FTVIPT Templeton Developing Markets Securities Fund - Class 1
FTVIPT Temp For Sec, Cl 2          FTVIPT Templeton Foreign Securities Fund - Class 2
GS VIT Structd Sm Cap Eq           Goldman Sachs VIT Structured Small Cap Equity Fund
                                     (previously Goldman Sachs VIT CORE(SM) Small Cap Equity Fund)
GS VIT Structd U.S. Eq             Goldman Sachs VIT Structured U.S. Equity Fund
                                     (previously Goldman Sachs VIT CORE(SM) U.S. Equity Fund)
---------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE ACCOUNT 10 - 57

SUBACCOUNT                         FUND
-----------------------------------------------------------------------------------------------------------------
GS VIT Mid Cap Val                 Goldman Sachs VIT Mid Cap Value Fund
Janus Aspen Global Tech, Serv      Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Intl Gro, Serv         Janus Aspen Series International Growth Portfolio: Service Shares
Janus Aspen Mid Cap Gro, Serv      Janus Aspen Series Mid Cap Growth Portfolio: Service Shares
Lazard Retire Intl Eq              Lazard Retirement International Equity Portfolio
MFS Inv Gro Stock, Serv Cl         MFS(R) Investors Growth Stock Series - Service Class
MFS New Dis, Serv Cl               MFS(R) New Discovery Series - Service Class
MFS Total Return, Serv Cl          MFS(R) Total Return Series - Service Class
MFS Utilities, Serv Cl             MFS(R) Utilities Series - Service Class
Oppen Global Sec VA, Serv          Oppenheimer Global Securities Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv      Oppenheimer Main Street Small Cap Fund/VA, Service Shares
Oppen Strategic Bond VA, Serv      Oppenheimer Strategic Bond Fund/VA, Service Shares
Pioneer Eq Inc VCT, Cl II          Pioneer Equity Income VCT Portfolio - Class II Shares
Pioneer Europe VCT, Cl II          Pioneer Europe VCT Portfolio - Class II Shares
Put VT Health Sciences, Cl IB      Putnam VT Health Sciences Fund - Class IB Shares
Put VT Intl Eq, Cl IB              Putnam VT International Equity Fund - Class IB Shares
Put VT Intl New Opp, Cl IB         Putnam VT International New Opportunities Fund - Class IB Shares
Put VT New Opp, Cl IA              Putnam VT New Opportunities Fund - Class IA Shares
Put VT Vista, Cl IB                Putnam VT Vista Fund - Class IB Shares
RVS VP Bal                         RiverSource(SM) Variable Portfolio - Balanced Fund
                                     (previously AXP(R) Variable Portfolio - Managed Fund)
RVS VP Cash Mgmt                   RiverSource(SM) Variable Portfolio - Cash Management Fund
                                     (previously AXP(R) Variable Portfolio - Cash Management Fund)
RVS VP Core Bond                   RiverSource(SM) Variable Portfolio - Core Bond Fund
                                     (previously AXP(R) Variable Portfolio - Core Bond Fund)
RVS VP Div Bond                    RiverSource(SM) Variable Portfolio - Diversified Bond Fund
                                     (previously AXP(R) Variable Portfolio - Diversified Bond Fund)
RVS VP Div Eq Inc                  RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund
                                     (previously AXP(R) Variable Portfolio - Diversified Equity Income Fund)
RVS VP Emer Mkts                   RiverSource(SM) Variable Portfolio - Emerging Markets Fund
                                     (previously AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund)
RVS VP Global Bond                 RiverSource(SM) Variable Portfolio - Global Bond Fund
                                     (previously AXP(R) Variable Portfolio - Global Bond Fund)
RVS VP Global Inflation Prot Sec   RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund
                                     (previously AXP(R) Variable Portfolio - Inflation Protected Securities Fund)
RVS VP Gro                         RiverSource(SM) Variable Portfolio - Growth Fund
                                     (previously AXP(R) Variable Portfolio - Growth Fund)
RVS VP Hi Yield Bond               RiverSource(SM) Variable Portfolio - High Yield Bond Fund
                                     (previously AXP(R) Variable Portfolio - High Yield Bond Fund)
RVS VP Inc Opp                     RiverSource(SM) Variable Portfolio - Income Opportunities Fund
                                     (previously AXP(R) Variable Portfolio - Income Opportunities Fund)
RVS VP Intl Opp                    RiverSource(SM) Variable Portfolio - International Opportunity Fund
                                     (previously AXP(R) Variable Portfolio - Threadneedle International Fund)
RVS VP Lg Cap Eq                   RiverSource(SM) Variable Portfolio - Large Cap Equity Fund(4),(5)
                                     (previously AXP(R) Variable Portfolio - Large Cap Equity Fund)
RVS VP Lg Cap Val                  RiverSource(SM) Variable Portfolio - Large Cap Value Fund
                                     (previously AXP(R) Variable Portfolio - Large Cap Value Fund)
RVS VP Mid Cap Gro                 RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund(6)
                                     (previously AXP(R) Variable Portfolio - Equity Select Fund)
RVS VP Mid Cap Val                 RiverSource(SM) Variable Portfolio - Mid Cap Value Fund
                                     (previously AXP(R) Variable Portfolio - Mid Cap Value Fund)
RVS VP New Dim                     RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)(5)
                                     (previously AXP(R) Variable Portfolio - New Dimensions Fund(R))
RVS VP S&P 500                     RiverSource(SM) Variable Portfolio - S&P 500 Index Fund
                                     (previously AXP(R) Variable Portfolio - S&P 500 Index Fund)
RVS VP Select Val                  RiverSource(SM) Variable Portfolio - Select Value Fund
                                     (previously AXP(R) Variable Portfolio - Partners Select Value Fund)
RVS VP Short Duration              RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund
                                     (previously AXP(R) Variable Portfolio - Short Duration U.S. Government Fund)
RVS VP Sm Cap Adv                  RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund
                                     (previously AXP(R) Variable Portfolio - Small Cap Advantage Fund)
RVS VP Sm Cap Val                  RiverSource(SM) Variable Portfolio - Small Cap Value Fund
                                     (previously AXP(R) Variable Portfolio - Partners Small Cap Value Fund)
RVS VP Strategy Aggr               RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund(6)
                                     (previously AXP(R) Variable Portfolio - Strategy Aggressive Fund)
Royce Micro-Cap                    Royce Micro-Cap Portfolio
-----------------------------------------------------------------------------------------------------------------


58 - RIVERSOURCE VARIABLE ACCOUNT 10

SUBACCOUNT                         FUND
------------------------------------------------------------------------------------------------------
LM Ptnrs Var Sm Cap Gro, Cl II     Legg Mason Partners Variable Small Cap Growth Portfolio, Class II
                                     (previously Salomon Brothers Small Cap Growth Fund, Class II)
Third Ave Val                      Third Avenue Value Portfolio
VanK LIT Comstock, Cl II           Van Kampen Life Investment Trust Comstock Portfolio Class II Shares
Wanger Intl Sm Cap                 Wanger International Small Cap
Wanger U.S. Sm Co                  Wanger U.S. Smaller Companies
WF Adv VT Asset Alloc              Wells Fargo Advantage VT Asset Allocation Fund
WF Adv VT Intl Core                Wells Fargo Advantage VT International Core Fund
WF Adv VT Opp                      Wells Fargo Advantage VT Opportunity Fund(7)
WF Adv VT Sm Cap Gro               Wells Fargo Advantage VT Small Cap Growth Fund
------------------------------------------------------------------------------------------------------

(1)   INVESCO VIF - Telecommunications Fund merged into AIM V.I. Technology
      Fund, Series I Shares on April 30, 2004.

(2)   Columbia High Yield Fund, Variable Series, Class B merged into Nations
      High Yield Bond Portfolio on April 28, 2006. On May 1, 2006, Nations
      High Yield Bond Portfolio changed its name to Columbia High Yield Fund,
      Variable Series, Class B.

(3)   Evergreen VA Fund - Class 2 merged into Evergreen VA Fundamental Large
      Cap Fund - Class 2 on April 15, 2005.

(4)   AXP(R) Variable Portfolio - Blue Chip Advantage Fund and AXP(R) Variable
      Portfolio - Stock Fund merged into AXP(R) Variable Portfolio - Large Cap
      Equity Fund on July 9, 2004.

(5)   RiverSource(SM) Variable Portfolio - New Dimensions Fund(R) merged into
      RiverSource(SM) Variable Portfolio - Large Cap Equity Fund on March 17,
      2006.

(6) RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund merged into RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund on March
      17, 2006.

(7)   The Investor Class and Advisor Class shares of the Strong Opportunity
      Fund II reorganized into the Wells Fargo Advantage Opportunity Fund on or about April 11, 2005.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life.

IDS Life serves as issuer of the contract.

Ameriprise Financial, Inc. (Ameriprise Financial) (formerly American Express Financial Corporation) was formerly a wholly-owned subsidiary of American Express Company. On Sept. 30, 2005, American Express Company distributed its Ameriprise Financial common shares to American Express Company shareholders. Ameriprise Financial is the parent company of IDS Life. Ameriprise Financial owns all the outstanding stock of IDS Life and replaced American Express Company as the ultimate control person of IDS Life.

CORPORATE CONSOLIDATION

Later this year, two of IDS Life's subsidiaries, American Enterprise Life Insurance Company and American Partners Life Insurance Company, plan to merge into IDS Life. This merger will help simplify overall corporate structure because these three life insurance companies will be consolidated into one. This consolidation is expected to occur at the end of 2006, subject to certain regulatory and other approvals. At the time of the consolidation, IDS Life will be renamed to RiverSource Life Insurance Company. This consolidation and renaming will not have any adverse effect on the benefits under your contract.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by IDS Life and may result in additional amounts being transferred into the variable annuity account by IDS Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.


RIVERSOURCE VARIABLE ACCOUNT 10 - 59

FEDERAL INCOME TAXES

IDS Life is taxed as a life insurance company. The Account is treated as part of IDS Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. IDS Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

3. VARIABLE ACCOUNT EXPENSES

IDS Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account.

IDS Life deducts a daily mortality and expense risk fee equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.

PRODUCT                        MORTALITY AND EXPENSE RISK FEE
----------------------------------------------------------------------
RAVA                           0.75% to 0.95%
                               (depending on the contract selected)
----------------------------------------------------------------------
RAVA Band 3                    0.55%
----------------------------------------------------------------------
RAVA Advantage                 0.75% to 0.95%
                               (depending on the contract selected)
----------------------------------------------------------------------
RAVA Advantage Band 3          0.55%
----------------------------------------------------------------------
RAVA Select                    1.00% to 1.20%
                               (depending on the contract selected)
----------------------------------------------------------------------
RAVA Advantage Plus            0.55% to 0.95%
                               (depending on the contract selected)
----------------------------------------------------------------------
RAVA Select Plus               0.75% to 1.20%
                               (depending on the contract selected)
----------------------------------------------------------------------
RAVA 4 Advantage               0.85% to 1.05%
                               (depending on the contract selected)
----------------------------------------------------------------------
RAVA 4 Select                  1.10% to 1.30%
                               (depending on the contract selected)
----------------------------------------------------------------------
RAVA 4 Access                  1.25% to 1.45%
                               (depending on the contract selected)
----------------------------------------------------------------------
FPA                            1.25%
----------------------------------------------------------------------

4. CONTRACT CHARGES

IDS Life deducts a contract administrative charge of $30 per year. This charge reimburses IDS Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5. SURRENDER CHARGES

IDS Life may use a surrender charge to help it recover certain expenses related to the sale of the annuity. When applicable, a surrender charge will apply for a maximum number of years, as depicted in the surrender charge schedule included in the applicable product's prospectus. Charges by IDS Life for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $23,369,239 in 2005 and $20,712,481 in 2004. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract surrender benefits paid by IDS Life.


60 - RIVERSOURCE VARIABLE ACCOUNT 10

6. RELATED PARTY TRANSACTIONS

For the period from Oct. 1, 2005 through Dec. 31, 2005, management fees were paid indirectly to RiverSource Investments, LLC, an affiliate of IDS Life, in its capacity as investment manager for the following RiverSource(SM) Variable Portfolio Funds (formerly American Express(R) Variable Portfolio Funds) shown in the table below. For the period from Jan. 1, 2005 through Sept. 30, 2005, investment management services were paid indirectly to Ameriprise Financial. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:

FUND                                                                              PERCENTAGE RANGE
---------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                                0.630% to 0.550%
RiverSource(SM) Variable Portfolio - Cash Management Fund                         0.510% to 0.440%
RiverSource(SM) Variable Portfolio - Core Bond Fund                               0.630% to 0.555%
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                        0.610% to 0.535%
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund               0.560% to 0.470%
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                        1.170% to 1.095%
RiverSource(SM) Variable Portfolio - Global Bond Fund                             0.840% to 0.780%
RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund   0.490% to 0.415%
RiverSource(SM) Variable Portfolio - Growth Fund                                  0.630% to 0.570%
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                         0.620% to 0.545%
RiverSource(SM) Variable Portfolio - Income Opportunities Fund                    0.640% to 0.565%
RiverSource(SM) Variable Portfolio - International Opportunity Fund               0.870% to 0.795%
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                        0.630% to 0.570%
RiverSource(SM) Variable Portfolio - Large Cap Value Fund                         0.630% to 0.570%
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                          0.650% to 0.560%
RiverSource(SM) Variable Portfolio - Mid Cap Value Fund                           0.730% to 0.610%
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                       0.630% to 0.570%
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                           0.290% to 0.260%
RiverSource(SM) Variable Portfolio - Select Value Fund                            0.810% to 0.720%
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund          0.610% to 0.535%
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                     0.790% to 0.650%
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                         1.020% to 0.920%
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                     0.650% to 0.575%
---------------------------------------------------------------------------------------------------

For the following Funds the fee may be adjusted upward or downward by a maximum performance incentive adjustment of 0.08% for RiverSource(SM) Variable Portfolio - Balanced Fund and 0.12% for each remaining Fund. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets.

RiverSource(SM) Variable Portfolio - Balanced Fund
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund RiverSource(SM) Variable Portfolio - Emerging Markets Fund RiverSource(SM) Variable Portfolio - Growth Fund
RiverSource(SM) Variable Portfolio - International Opportunity Fund RiverSource(SM) Variable Portfolio - Large Cap Equity Fund RiverSource(SM) Variable Portfolio - Large Cap Value Fund RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund RiverSource(SM) Variable Portfolio - Mid Cap Value Fund RiverSource(SM) Variable Portfolio - New Dimensions Fund(R) RiverSource(SM) Variable Portfolio - Select Value Fund RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund RiverSource(SM) Variable Portfolio - Small Cap Value Fund RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund

The RiverSource(SM) Variable Portfolio Funds, as shown in the table above, also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.


RIVERSOURCE VARIABLE ACCOUNT 10 - 61

The following RiverSource(SM) Variable Portfolio Funds, as shown in the table below, have an Administrative Services Agreement with Ameriprise Financial. Under this agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:

FUND                                                                              PERCENTAGE RANGE
---------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                                0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Cash Management Fund                         0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Core Bond Fund                               0.070% to 0.040%
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                        0.070% to 0.040%
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund               0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                        0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Global Bond Fund                             0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund   0.070% to 0.040%
RiverSource(SM) Variable Portfolio - Growth Fund                                  0.060% to 0.030%
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                         0.070% to 0.040%
RiverSource(SM) Variable Portfolio - Income Opportunities Fund                    0.070% to 0.040%
RiverSource(SM) Variable Portfolio - International Opportunity Fund               0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                        0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Large Cap Value Fund                         0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                          0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Mid Cap Value Fund                           0.060% to 0.030%
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                       0.060% to 0.030%
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                           0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Select Value Fund                            0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund          0.070% to 0.040%
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                     0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                         0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                     0.060% to 0.030%
---------------------------------------------------------------------------------------------------

Prior to Oct. 1, 2005, the fee percentage of each Fund's average daily net assets declined annually as each Fund's assets increased as follows:

FUND                                                                              PERCENTAGE RANGE
---------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                                0.040% to 0.020%
RiverSource(SM) Variable Portfolio - Cash Management Fund                         0.030% to 0.020%
RiverSource(SM) Variable Portfolio - Core Bond Fund                               0.050% to 0.025%
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                        0.050% to 0.025%
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund               0.040% to 0.020%
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                        0.100% to 0.050%
RiverSource(SM) Variable Portfolio - Global Bond Fund                             0.060% to 0.040%
RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund   0.050% to 0.025%
RiverSource(SM) Variable Portfolio - Growth Fund                                  0.050% to 0.030%
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                         0.050% to 0.025%
RiverSource(SM) Variable Portfolio - Income Opportunities Fund                    0.050% to 0.025%
RiverSource(SM) Variable Portfolio - International Opportunity Fund               0.060% to 0.035%
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                        0.050% to 0.030%
RiverSource(SM) Variable Portfolio - Large Cap Value Fund                         0.050% to 0.030%
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                          0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Mid Cap Value Fund                           0.050% to 0.020%
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                       0.050% to 0.030%
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                           0.080% to 0.065%
RiverSource(SM) Variable Portfolio - Select Value Fund                            0.060% to 0.035%
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund          0.050% to 0.025%
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                     0.060% to 0.035%
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                         0.080% to 0.055%
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                     0.060% to 0.035%
---------------------------------------------------------------------------------------------------

The RiverSource(SM) Variable Portfolio Funds, as shown in the table above, pay custodian fees to Ameriprise Trust Company (formerly American Express Trust Company), an affiliate of IDS Life.


62  - RIVERSOURCE VARIABLE ACCOUNT 10

SUBSEQUENT EVENT

Shareholders approved moving transfer agent services from the Investment Management Services Agreement to a new transfer agent agreement at a shareholder meeting on Feb. 15, 2006 for the RiverSource(SM) Variable Portfolio Funds shown in the table on the previous page. The Funds will then enter into a separate transfer agent agreement with RiverSource Service Corporation. The fee under that agreement will be uniform for the RiverSource(SM) Variable Portfolio Funds shown in the table on the previous page at an annual rate of 0.06% of average daily net assets. The impact of moving transfer agent fees from the Investment Management Services Agreement fee schedules varies by each fund and decreases the rate between 0.03% and 0.15% of average daily net assets.

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the period ended Dec. 31, 2005 were as follows:

SUBACCOUNT                         FUND                                                                           PURCHASES
------------------------------------------------------------------------------------------------------------------------------
AIM VI Cap Appr, Ser I             AIM V.I. Capital Appreciation Fund, Series I Shares                          $   3,793,346
AIM VI Cap Appr, Ser II            AIM V.I. Capital Appreciation Fund, Series II Shares                           167,647,029
AIM VI Cap Dev, Ser I              AIM V.I. Capital Development Fund, Series I Shares                                 923,340
AIM VI Cap Dev, Ser II             AIM V.I. Capital Development Fund, Series II Shares                             11,304,209
AIM VI Core Eq, Ser I              AIM V.I. Core Equity Fund, Series I Shares                                       6,732,583
AIM VI Dyn, Ser I                  AIM V.I. Dynamics Fund, Series I Shares                                            779,347
AIM VI Fin Serv, Ser I             AIM V.I. Financial Services Fund, Series I Shares                                4,311,649
AIM VI Intl Gro, Ser II            AIM V.I. International Growth Fund, Series II Shares                               261,355
AIM VI Tech, Ser I                 AIM V.I. Technology Fund, Series I Shares                                       21,621,993
AB VPS Global Tech, Cl B           AllianceBernstein VPS Global Technology Portfolio (Class B)                      3,687,738
AB VPS Gro & Inc, Cl B             AllianceBernstein VPS Growth and Income Portfolio (Class B)                     59,178,351
AB VPS Intl Val, Cl B              AllianceBernstein VPS International Value Portfolio (Class B)                  269,935,852
AC VP Intl, Cl I                   American Century VP International, Class I                                       5,124,387
AC VP Intl, Cl II                  American Century VP International, Class II                                     23,183,081
AC VP Ultra, Cl II                 American Century VP Ultra(R), Class II                                          19,520,815
AC VP Val, Cl I                    American Century VP Value, Class I                                             114,281,939
AC VP Val, Cl II                   American Century VP Value, Class II                                            125,632,760
Calvert VS Social Bal              Calvert Variable Series, Inc. Social Balanced Portfolio                         10,547,129
Col Hi Yield, VS Cl B              Columbia High Yield Fund, Variable Series, Class B                              65,184,666
CS Mid-Cap Gro                     Credit Suisse Trust - Mid-Cap Growth Portfolio                                     527,736
CS Sm Cap Gro                      Credit Suisse Trust - Small Cap Growth Portfolio                                   527,536
EG VA Fundamental Lg Cap, Cl 2     Evergreen VA Fundamental Large Cap Fund - Class 2                                9,339,595
EG VA Intl Eq, Cl 2                Evergreen VA International Equity Fund - Class 2                                30,727,456
Fid VIP Gro & Inc, Serv Cl         Fidelity(R) VIP Growth & Income Portfolio Service Class                          5,302,894
Fid VIP Gro & Inc, Serv Cl 2       Fidelity(R) VIP Growth & Income Portfolio Service Class 2                       31,710,965
Fid VIP Mid Cap, Serv Cl           Fidelity(R) VIP Mid Cap Portfolio Service Class                                 15,377,757
Fid VIP Mid Cap, Serv Cl 2         Fidelity(R) VIP Mid Cap Portfolio Service Class 2                              235,672,067
Fid VIP Overseas, Serv Cl          Fidelity(R) VIP Overseas Portfolio Service Class                                 5,605,227
Fid VIP Overseas, Serv Cl 2        Fidelity(R) VIP Overseas Portfolio Service Class 2                              26,674,686
FTVIPT Frank Real Est, Cl 2        FTVIPT Franklin Real Estate Fund - Class 2                                     133,874,837
FTVIPT Frank Sm Cap Val, Cl 2      FTVIPT Franklin Small Cap Value Securities Fund - Class 2                       75,099,017
FTVIPT Mutual Shares Sec, Cl 2     FTVIPT Mutual Shares Securities Fund - Class 2                                  64,369,025
FTVIPT Temp Dev Mkts Sec, Cl 1     FTVIPT Templeton Developing Markets Securities Fund - Class 1                    9,021,926
FTVIPT Temp For Sec, Cl 2          FTVIPT Templeton Foreign Securities Fund - Class 2                               9,829,385
GS VIT Structd Sm Cap Eq           Goldman Sachs VIT Structured Small Cap Equity Fund                               4,832,766
GS VIT Structd U.S. Eq             Goldman Sachs VIT Structured U.S. Equity Fund                                  213,812,039
GS VIT Mid Cap Val                 Goldman Sachs VIT Mid Cap Value Fund                                           314,791,822
Janus Aspen Global Tech, Serv      Janus Aspen Series Global Technology Portfolio: Service Shares                   1,711,603
Janus Aspen Intl Gro, Serv         Janus Aspen Series International Growth Portfolio: Service Shares                7,808,823
Janus Aspen Mid Cap Gro, Serv      Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                        572,830
Lazard Retire Intl Eq              Lazard Retirement International Equity Portfolio                                32,388,171
MFS Inv Gro Stock, Serv Cl         MFS(R) Investors Growth Stock Series - Service Class                            21,811,126
MFS New Dis, Serv Cl               MFS(R) New Discovery Series - Service Class                                      3,323,788
MFS Total Return, Serv Cl          MFS(R) Total Return Series - Service Class                                      56,364,739
MFS Utilities, Serv Cl             MFS(R) Utilities Series - Service Class                                         67,540,109
------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE ACCOUNT 10 - 63

SUBACCOUNT                         FUND                                                                           PURCHASES
------------------------------------------------------------------------------------------------------------------------------
Oppen Global Sec VA, Serv          Oppenheimer Global Securities Fund/VA, Service Shares                        $  56,993,161
Oppen Main St Sm Cap VA, Serv      Oppenheimer Main Street Small Cap Fund/VA, Service Shares                       30,887,556
Oppen Strategic Bond VA, Serv      Oppenheimer Strategic Bond Fund/VA, Service Shares                             282,221,424
Pioneer Eq Inc VCT, Cl II          Pioneer Equity Income VCT Portfolio - Class II Shares                           11,384,214
Pioneer Europe VCT, Cl II          Pioneer Europe VCT Portfolio - Class II Shares                                   1,700,646
Put VT Health Sciences, Cl IB      Putnam VT Health Sciences Fund - Class IB Shares                                14,435,378
Put VT Intl Eq, Cl IB              Putnam VT International Equity Fund - Class IB Shares                            5,793,256
Put VT Intl New Opp, Cl IB         Putnam VT International New Opportunities Fund - Class IB Shares                 1,088,825
Put VT New Opp, Cl IA              Putnam VT New Opportunities Fund - Class IA Shares                                 895,801
Put VT Vista, Cl IB                Putnam VT Vista Fund - Class IB Shares                                           1,476,557
RVS VP Bal                         RiverSource(SM) Variable Portfolio - Balanced Fund                              54,653,886
RVS VP Cash Mgmt                   RiverSource(SM) Variable Portfolio - Cash Management Fund                      215,674,943
RVS VP Core Bond                   RiverSource(SM) Variable Portfolio - Core Bond Fund                             29,396,133
RVS VP Div Bond                    RiverSource(SM) Variable Portfolio - Diversified Bond Fund                     321,785,554
RVS VP Div Eq Inc                  RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund            465,148,829
RVS VP Emer Mkts                   RiverSource(SM) Variable Portfolio - Emerging Markets Fund                     132,048,167
RVS VP Global Bond                 RiverSource(SM) Variable Portfolio - Global Bond Fund                          156,964,961
RVS VP Global Inflation Prot Sec   RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities
                                     Fund                                                                         186,506,841
RVS VP Gro                         RiverSource(SM) Variable Portfolio - Growth Fund                               170,267,108
RVS VP Hi Yield Bond               RiverSource(SM) Variable Portfolio - High Yield Bond Fund                      126,881,601
RVS VP Inc Opp                     RiverSource(SM) Variable Portfolio - Income Opportunities Fund                  61,546,986
RVS VP Intl Opp                    RiverSource(SM) Variable Portfolio - International Opportunity Fund             66,149,052
RVS VP Lg Cap Eq                   RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                     195,905,729
RVS VP Lg Cap Val                  RiverSource(SM) Variable Portfolio - Large Cap Value Fund                        7,417,178
RVS VP Mid Cap Gro                 RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                        10,443,324
RVS VP Mid Cap Val                 RiverSource(SM) Variable Portfolio - Mid Cap Value Fund                         16,475,499
RVS VP New Dim                     RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                      9,699,622
RVS VP S&P 500                     RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                         40,514,168
RVS VP Select Val                  RiverSource(SM) Variable Portfolio - Select Value Fund                          12,664,215
RVS VP Short Duration              RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund        36,629,473
RVS VP Sm Cap Adv                  RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                   32,591,717
RVS VP Sm Cap Val                  RiverSource(SM) Variable Portfolio - Small Cap Value Fund                      126,520,206
RVS VP Strategy Aggr               RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                    2,204,987
Royce Micro-Cap                    Royce Micro-Cap Portfolio                                                        3,352,118
LM Ptnrs Var Sm Cap Gro, Cl II     Legg Mason Partners Variable Small Cap Growth Portfolio, Class II                  123,037
Third Ave Val                      Third Avenue Value Portfolio                                                    12,224,371
VanK LIT Comstock, Cl II           Van Kampen Life Investment Trust Comstock Portfolio Class II Shares            357,423,133
Wanger Intl Sm Cap                 Wanger International Small Cap                                                 179,251,913
Wanger U.S. Sm Co                  Wanger U.S. Smaller Companies                                                  173,038,240
WF Adv VT Asset Alloc              Wells Fargo Advantage VT Asset Allocation Fund                                  17,151,911
WF Adv VT Intl Core                Wells Fargo Advantage VT International Core Fund                                 2,958,017
WF Adv VT Opp                      Wells Fargo Advantage VT Opportunity Fund                                        8,299,541
WF Adv VT Sm Cap Gro               Wells Fargo Advantage VT Small Cap Growth Fund                                   3,356,125
------------------------------------------------------------------------------------------------------------------------------


64 - RIVERSOURCE VARIABLE ACCOUNT 10

8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at Dec. 31, 2005:

                                                            AIM VI CAP    AIM VI CAP     AIM VI CAP    AIM VI CAP      AIM VI CORE
PRICE LEVEL                                                APPR, SER I   APPR, SER II    DEV, SER I    DEV, SER II      EQ, SER I
                                                           -------------------------------------------------------------------------
0.55%                                                        $ 0.99        $  1.08        $  1.66        $  1.28         $    --
0.75%                                                          0.98           1.07           1.64           1.27              --
0.95%                                                          0.96           1.06           1.62           1.26              --
1.00%                                                            --           1.13             --           1.33              --
1.20%                                                            --           1.12             --           1.32              --
1.25%                                                            --             --             --             --            1.72
------------------------------------------------------------------------------------------------------------------------------------

                                                              AIM VI      AIM VI FIN    AIM VI INTL      AIM VI       AB VPS GLOBAL
PRICE LEVEL                                                 DYN, SER I   SERV, SER I    GRO, SER II    TECH, SER I     TECH, CL B
                                                           -------------------------------------------------------------------------
0.55%                                                        $ 1.11        $  1.20        $  1.09        $  0.73         $  1.06
0.75%                                                          1.10           1.19           1.09           0.73            1.06
0.95%                                                          1.09           1.18           1.09           0.72            1.06
1.00%                                                          1.19           1.26           1.09           0.85            1.06
1.20%                                                          1.19           1.25           1.09           0.84            1.06
1.25%                                                            --             --             --             --              --
------------------------------------------------------------------------------------------------------------------------------------

                                                              AB VPS        AB VPS         AC VP          AC VP           AC VP
                                                            GRO & INC,     INTL VAL,       INTL,          INTL,          ULTRA,
PRICE LEVEL                                                    CL B          CL B           CL I         CL II            CL II
                                                           -------------------------------------------------------------------------
0.55%                                                        $ 1.13        $  1.90        $  1.06        $  1.17         $  1.04
0.75%                                                          1.12           1.88           1.04           1.16            1.04
0.95%                                                          1.11           1.86           1.03           1.15            1.04
1.00%                                                          1.21           1.94             --           1.33            1.04
1.20%                                                          1.20           1.92             --           1.32            1.04
1.25%                                                            --             --             --             --              --
------------------------------------------------------------------------------------------------------------------------------------

                                                              AC VP         AC VP        CALVERT VS   COL HI YIELD,    CS MID-CAP
PRICE LEVEL                                                 VAL, CL I     VAL, CL II     SOCIAL BAL      VS CL B           GRO
                                                           -------------------------------------------------------------------------
0.55%                                                        $ 1.61        $  1.36        $  1.05        $  1.08         $  1.29
0.75%                                                          1.59           1.35           1.04           1.07            1.27
0.95%                                                          1.57           1.34           1.02           1.07            1.26
1.00%                                                            --           1.33           1.17           1.07              --
1.20%                                                            --           1.32           1.16           1.06              --
1.25%                                                          2.35             --             --             --              --
------------------------------------------------------------------------------------------------------------------------------------

                                                                            EG VA          EG VA         FID VIP         FID VIP
                                                            CS SM CAP    FUNDAMENTAL      INTL EQ,      GRO & INC,      GRO & INC,
PRICE LEVEL                                                    GRO       LG CAP, CL 2       CL 2         SERV CL        SERV CL 2
                                                           -------------------------------------------------------------------------
0.55%                                                        $   --        $  1.01        $  1.32        $  1.04         $  1.14
0.75%                                                            --           1.00           1.32           1.03            1.13
0.95%                                                            --           1.00           1.31           1.01            1.12
1.00%                                                            --           1.11           1.31             --            1.16
1.20%                                                            --           1.10           1.31             --            1.15
1.25%                                                          1.35             --             --             --              --
------------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE ACCOUNT 10 - 65

                                                         FID VIP         FID VIP         FID VIP          FID VIP      FTVIPT FRANK
                                                         MID CAP,        MID CAP,        OVERSEAS,       OVERSEAS,       REAL EST,
PRICE LEVEL                                              SERV CL        SERV CL 2        SERV CL         SERV CL 2         CL 2
                                                       -----------------------------------------------------------------------------
0.55%                                                    $   2.86        $  1.86         $   1.16         $  1.42        $   2.73
0.75%                                                        2.82           1.85             1.15            1.40            2.70
0.95%                                                        2.79           1.83             1.14            1.39            2.66
1.00%                                                          --           1.77               --            1.55            1.99
1.20%                                                          --           1.76               --            1.53            1.97
1.25%                                                          --             --               --              --              --
------------------------------------------------------------------------------------------------------------------------------------

                                                       FTVIPT FRANK   FTVIPT MUTUAL     FTVIPT TEMP     FTVIPT TEMP       GS VIT
                                                          SM CAP         SHARES          DEV MKTS         FOR SEC,      STRUCTD SM
PRICE LEVEL                                             VAL, CL 2       SEC, CL 2        SEC, CL 1          CL 2          CAP EQ
                                                       -----------------------------------------------------------------------------
0.55%                                                    $   2.14        $  1.30         $     --         $  1.43        $   1.79
0.75%                                                        2.11           1.29               --            1.42            1.76
0.95%                                                        2.09           1.28               --            1.41            1.74
1.00%                                                        1.59           1.35               --              --              --
1.20%                                                        1.57           1.34               --              --              --
1.25%                                                          --             --             1.10              --              --
------------------------------------------------------------------------------------------------------------------------------------

                                                          GS VIT         GS VIT        JANUS ASPEN      JANUS ASPEN    JANUS ASPEN
                                                         STRUCTD         MID CAP       GLOBAL TECH,      INTL GRO,     MID CAP GRO,
PRICE LEVEL                                              U.S. EQ           VAL             SERV             SERV           SERV
                                                       -----------------------------------------------------------------------------
0.55%                                                    $   1.05        $  2.34         $   0.41         $  0.93        $   0.54
0.75%                                                        1.04           2.31             0.40            0.92            0.54
0.95%                                                        1.02           2.29             0.40            0.91            0.53
1.00%                                                        1.24           1.69             1.01            1.61              --
1.20%                                                        1.23           1.68             1.01            1.60              --
1.25%                                                          --             --               --              --              --
------------------------------------------------------------------------------------------------------------------------------------

                                                          LAZARD         MFS INV           MFS              MFS            MFS
                                                          RETIRE        GRO STOCK,       NEW DIS,      TOTAL RETURN,    UTILITIES,
PRICE LEVEL                                              INTL EQ         SERV CL         SERV CL          SERV CL        SERV CL
                                                       -----------------------------------------------------------------------------
0.55%                                                    $   1.04        $  0.67         $   0.90         $  1.12        $   1.38
0.75%                                                        1.03           0.66             0.89            1.11            1.37
0.95%                                                        1.01           0.65             0.88            1.11            1.36
1.00%                                                        1.46           1.03             1.04            1.11            1.70
1.20%                                                        1.45           1.02             1.04            1.10            1.68
1.25%                                                          --             --               --              --              --
------------------------------------------------------------------------------------------------------------------------------------

                                                          OPPEN        OPPEN MAIN          OPPEN         PIONEER EQ      PIONEER
                                                        GLOBAL SEC      ST SM CAP     STRATEGIC BOND      INC VCT,     EUROPE VCT,
PRICE LEVEL                                              VA, SERV       VA, SERV         VA, SERV          CL II          CL II
                                                       -----------------------------------------------------------------------------
0.55%                                                    $   1.31        $  1.26         $   1.09         $  1.20        $   1.31
0.75%                                                        1.31           1.26             1.09            1.19            1.30
0.95%                                                        1.30           1.25             1.08            1.18            1.29
1.00%                                                        1.30           1.25             1.08            1.24            1.40
1.20%                                                        1.30           1.24             1.08            1.23            1.39
1.25%                                                          --             --               --              --              --
------------------------------------------------------------------------------------------------------------------------------------


66 - RIVERSOURCE VARIABLE ACCOUNT 10

                                                        PUT VT HEALTH     PUT VT        PUT VT INTL       PUT VT         PUT VT
                                                          SCIENCES,      INTL EQ,        NEW OPP,        NEW OPP,        VISTA,
PRICE LEVEL                                                 CL IB          CL IB           CL IB          CL IA          CL IB
                                                        ----------------------------------------------------------------------------
0.55%                                                      $  1.10       $  1.30        $     0.99       $     --       $   1.03
0.75%                                                         1.09          1.29              0.98             --           1.02
0.95%                                                         1.08          1.27              0.97             --           1.00
1.00%                                                         1.12          1.40                --             --           1.25
1.20%                                                         1.11          1.39                --             --           1.24
1.25%                                                           --            --                --           1.38             --
------------------------------------------------------------------------------------------------------------------------------------

                                                           RVS VP         RVS VP          RVS VP          RVS VP         RVS VP
PRICE LEVEL                                                  BAL         CASH MGMT       CORE BOND       DIV BOND      DIV EQ INC
                                                        ----------------------------------------------------------------------------
0.55%                                                      $  1.10       $  1.13        $     1.04       $   1.31       $   1.53
0.75%                                                         1.08          1.12              1.03           1.30           1.52
0.95%                                                         1.07          1.10              1.03           1.28           1.51
1.00%                                                         1.19          1.01              1.02           1.12           1.53
1.20%                                                         1.18          1.00              1.02           1.12           1.51
1.25%                                                         1.66          1.23                --           1.41             --
------------------------------------------------------------------------------------------------------------------------------------

                                                                          RVS VP          RVS VP                         RVS VP
                                                           RVS VP         GLOBAL     GLOBAL INFLATION     RVS VP        HI YIELD
PRICE LEVEL                                               EMER MKTS        BOND          PROT SEC          GRO            BOND
                                                        ----------------------------------------------------------------------------
0.55%                                                      $  1.58       $  1.38        $     1.05       $   0.67       $   1.26
0.75%                                                         1.54          1.36              1.05           0.66           1.25
0.95%                                                         1.53          1.34              1.05           0.66           1.23
1.00%                                                         2.04          1.31              1.05           1.06           1.32
1.20%                                                         2.02          1.30              1.04           1.05           1.31
1.25%                                                           --          1.46                --             --           1.39
------------------------------------------------------------------------------------------------------------------------------------

                                                           RVS VP         RVS VP          RVS VP          RVS VP         RVS VP
PRICE LEVEL                                                INC OPP       INTL OPP        LG CAP EQ      LG CAP VAL    MID CAP GRO
                                                        ----------------------------------------------------------------------------
0.55%                                                      $  1.07       $  0.92        $     0.85       $   1.14       $   1.26
0.75%                                                         1.07          0.91              0.84           1.14           1.23
0.95%                                                         1.06          0.90              0.82           1.13           1.22
1.00%                                                         1.06          1.42              1.05           1.13           1.26
1.20%                                                         1.06          1.41              1.13           1.13           1.25
1.25%                                                           --          1.23              1.35             --             --
------------------------------------------------------------------------------------------------------------------------------------

                                                           RVS VP         RVS VP          RVS VP          RVS VP         RVS VP
PRICE LEVEL                                              MID CAP VAL      NEW DIM         S&P 500       SELECT VAL   SHORT DURATION
                                                        ----------------------------------------------------------------------------
0.55%                                                      $  1.20       $  0.89        $     0.88       $   1.13       $   1.24
0.75%                                                         1.19          0.88              0.87           1.12           1.22
0.95%                                                         1.19          0.87              0.86           1.12           1.20
1.00%                                                         1.19          1.01              1.14           1.12           1.05
1.20%                                                         1.19          1.00              1.13           1.11           1.04
1.25%                                                           --          1.61                --             --             --
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                        LM PTNRS
                                                           RVS VP         RVS VP          RVS VP          ROYCE          VAR SM
PRICE LEVEL                                              SM CAP ADV     SM CAP VAL     STRATEGY AGGR    MICRO-CAP    CAP GRO, CL II
                                                        ----------------------------------------------------------------------------
0.55%                                                      $  1.61       $  1.61        $     0.83       $   2.83       $   1.06
0.75%                                                         1.60          1.60              0.82           2.80           1.06
0.95%                                                         1.58          1.59              0.81           2.76           1.05
1.00%                                                         1.52          1.50              1.08             --           1.05
1.20%                                                         1.51          1.49              1.07             --           1.05
1.25%                                                           --            --              1.10             --             --
------------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE ACCOUNT 10 - 67

                                                           VANK LIT
                                             THIRD AVE     COMSTOCK,    WANGER INTL   WANGER U.S.    WF ADV VT
PRICE LEVEL                                     VAL          CL II        SM CAP         SM CO      ASSET ALLOC
                                             --------------------------------------------------------------------
0.55%                                          $2.92         $1.19         $1.69         $1.79         $1.16
0.75%                                           2.89          1.19          1.67          1.77          1.15
0.95%                                           2.85          1.18          1.65          1.74          1.14
1.00%                                             --          1.18          1.99          1.56          1.20
1.20%                                             --          1.18          1.98          1.54          1.19
1.25%                                             --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------

                                                                         WF ADV VT     WF ADV VT     WF ADV VT
PRICE LEVEL                                                              INTL CORE        OPP        SM CAP GRO
                                                                        -----------------------------------------
0.55%                                                                      $1.07         $1.23         $0.98
0.75%                                                                       1.06          1.22          0.97
0.95%                                                                       1.05          1.21          0.96
1.00%                                                                       1.24          1.26          1.11
1.20%                                                                       1.23          1.25          1.10
1.25%                                                                         --            --            --
-----------------------------------------------------------------------------------------------------------------

The following is a summary of units outstanding at Dec. 31, 2005:

                                         AIM VI CAP    AIM VI CAP       AIM VI CAP     AIM VI CAP   AIM VI CORE
PRICE LEVEL                             APPR, SER I   APPR, SER II      DEV, SER I    DEV, SER II    EQ, SER I
                                        -------------------------------------------------------------------------
0.55%                                       910,160      1,554,316         283,175        141,500            --
0.75%                                    42,184,768    134,591,312      16,328,916     24,348,605            --
0.95%                                    37,608,401     64,799,812      16,359,037     13,500,441            --
1.00%                                            --     24,535,561              --      2,835,717            --
1.20%                                            --     11,201,946              --      1,835,074            --
1.25%                                            --             --              --             --   281,112,107
-----------------------------------------------------------------------------------------------------------------
Total                                    80,703,329    236,682,947      32,971,128     42,661,337   281,112,107
-----------------------------------------------------------------------------------------------------------------

                                           AIM VI       AIM VI FIN     AIM VI INTL      AIM VI     AB VPS GLOBAL
PRICE LEVEL                              DYN, SER I    SERV, SER I     GRO, SER II   TECH, SER I    TECH, CL B
                                        -------------------------------------------------------------------------
0.55%                                        19,068        140,165           4,642        531,893       143,575
0.75%                                     8,601,505     10,621,224         127,285     31,926,374     2,021,339
0.95%                                     4,923,517      6,395,777         107,351     14,959,837       800,530
1.00%                                       829,652      1,321,640           2,193      4,728,356       332,725
1.20%                                       495,283        831,992           5,252      2,168,143       148,119
1.25%                                            --             --              --             --            --
-----------------------------------------------------------------------------------------------------------------
Total                                    14,869,025     19,310,798         246,723     54,314,603     3,446,288
-----------------------------------------------------------------------------------------------------------------

                                           AB VPS        AB VPS            AC VP         AC VP         AC VP
                                         GRO & INC,     INTL VAL,          INTL,         INTL,         ULTRA,
PRICE LEVEL                                 CL B          CL B             CL I          CL II         CL II
                                        -------------------------------------------------------------------------
0.55%                                     1,186,388      2,607,393         594,423        313,905       618,218
0.75%                                   149,315,635    153,106,631      28,072,686     43,611,845    10,074,441
0.95%                                    91,923,780     94,908,813      30,007,091     27,135,918     4,856,043
1.00%                                    20,738,602     25,567,771              --      7,538,265     2,014,910
1.20%                                    14,312,593     16,469,655              --      3,767,540     1,014,772
1.25%                                            --             --              --             --            --
-----------------------------------------------------------------------------------------------------------------
Total                                   277,476,998    292,660,263      58,674,200     82,367,473    18,578,384
-----------------------------------------------------------------------------------------------------------------


68 - RIVERSOURCE VARIABLE ACCOUNT 10

                                           AC VP         AC VP          CALVERT VS    COL HI YIELD,  CS MID-CAP
PRICE LEVEL                              VAL, CL I     VAL, CL II       SOCIAL BAL       VS CL B         GRO
                                        -------------------------------------------------------------------------
0.55%                                     1,036,783      1,103,924           5,382        498,653       281,038
0.75%                                    53,724,188    142,660,099      23,849,609     47,439,556    12,277,146
0.95%                                    53,402,691     95,710,369      19,300,879     27,476,087    12,660,265
1.00%                                            --     25,428,024       3,186,340     11,855,828            --
1.20%                                            --     16,715,635       2,283,247      8,508,708            --
1.25%                                   233,791,869             --              --             --            --
-----------------------------------------------------------------------------------------------------------------
Total                                   341,955,531    281,618,051      48,625,457     95,778,832    25,218,449
-----------------------------------------------------------------------------------------------------------------

                                                          EG VA           EG VA          FID VIP       FID VIP
                                         CS SM CAP     FUNDAMENTAL       INTL EQ,      GRO & INC,    GRO & INC,
PRICE LEVEL                                 GRO        LG CAP, CL 2        CL 2          SERV CL      SERV CL 2
                                        -------------------------------------------------------------------------
0.55%                                            --         55,701         660,555      1,102,551     1,338,181
0.75%                                            --     16,190,554      15,273,071    107,380,015   189,109,387
0.95%                                            --     10,000,685       9,815,434    108,100,780   121,316,657
1.00%                                            --      2,338,153       4,631,663             --    28,157,835
1.20%                                            --      1,569,937       3,150,186             --    18,131,667
1.25%                                   226,170,417             --              --             --            --
-----------------------------------------------------------------------------------------------------------------
Total                                   226,170,417     30,155,030      33,530,909    216,583,346   358,053,727
-----------------------------------------------------------------------------------------------------------------

                                           FID VIP       FID VIP          FID VIP       FID VIP     FTVIPT FRANK
                                          MID CAP,       MID CAP,        OVERSEAS,     OVERSEAS,      REAL EST,
PRICE LEVEL                                SERV CL      SERV CL 2         SERV CL      SERV CL 2        CL 2
                                        -------------------------------------------------------------------------
0.55%                                       915,213      2,702,152         604,666        727,507       667,444
0.75%                                    72,759,444    260,492,338      40,988,433     70,878,237   139,617,618
0.95%                                    70,537,395    157,678,342      40,363,413     48,641,899    88,910,830
1.00%                                            --     46,943,789              --      9,685,588    22,307,389
1.20%                                            --     28,422,662              --      6,520,033    15,138,784
1.25%                                            --             --              --             --            --
-----------------------------------------------------------------------------------------------------------------
Total                                   144,212,052    496,239,283      81,956,512    136,453,264   266,642,065
-----------------------------------------------------------------------------------------------------------------

                                        FTVIPT FRANK  FTVIPT MUTUAL    FTVIPT TEMP    FTVIPT TEMP      GS VIT
                                           SM CAP         SHARES         DEV MKTS      FOR SEC,      STRUCTD SM
PRICE LEVEL                               VAL, CL 2     SEC, CL 2       SEC, CL 1        CL 2          CAP EQ
                                        -------------------------------------------------------------------------
0.55%                                       592,863        716,188              --        356,719       119,234
0.75%                                    78,072,518     69,985,567              --     17,595,454    10,822,924
0.95%                                    55,521,459     50,166,375              --     18,421,019    12,489,537
1.00%                                    13,297,708     18,871,414              --             --            --
1.20%                                     8,681,966     11,400,358              --             --            --
1.25%                                            --             --     254,244,487             --            --
-----------------------------------------------------------------------------------------------------------------
Total                                   156,166,514    151,139,902     254,244,487     36,373,192    23,431,695
-----------------------------------------------------------------------------------------------------------------

                                          GS VIT          GS VIT      JANUS ASPEN    JANUS ASPEN     JANUS ASPEN
                                          STRUCTD        MID CAP      GLOBAL TECH,    INTL GRO,     MID CAP GRO,
PRICE LEVEL                               U.S. EQ          VAL           SERV           SERV            SERV
                                        -------------------------------------------------------------------------
0.55%                                     3,018,594      1,929,799        199,690        249,985        125,006
0.75%                                   248,934,590    174,917,887     32,605,663     72,831,886     34,554,752
0.95%                                   168,697,313    117,932,094     24,130,682     59,325,219     24,803,242
1.00%                                    30,635,637     30,996,256        468,309      1,554,638             --
1.20%                                    16,269,076     20,010,518        229,584        854,067             --
1.25%                                            --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------
Total                                   467,555,210    345,786,554     57,633,928    134,815,795     59,483,000
-----------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE ACCOUNT 10 - 69

                                           LAZARD       MFS INV             MFS            MFS           MFS
                                           RETIRE      GRO STOCK,        NEW DIS,     TOTAL RETURN,  UTILITIES,
PRICE LEVEL                               INTL EQ       SERV CL           SERV CL        SERV CL       SERV CL
                                        -------------------------------------------------------------------------
0.55%                                     1,238,267        639,873         558,246        290,615       588,100
0.75%                                   101,053,986    117,492,892      62,994,509     33,809,100    55,870,148
0.95%                                    73,981,542     84,506,338      48,503,117     20,473,072    35,162,683
1.00%                                     7,418,450      8,658,429       6,257,390     10,939,641     6,871,056
1.20%                                     4,982,794      4,709,819       4,246,857      8,946,247     5,188,847
1.25%                                            --             --              --             --            --
-----------------------------------------------------------------------------------------------------------------
Total                                   188,675,039    216,007,351     122,560,119     74,458,675   103,680,834
-----------------------------------------------------------------------------------------------------------------

                                           OPPEN       OPPEN MAIN        OPPEN         PIONEER EQ      PIONEER
                                         GLOBAL SEC    ST SM CAP    STRATEGIC BOND      INC VCT,     EUROPE VCT,
PRICE LEVEL                               VA, SERV      VA, SERV       VA, SERV          CL II          CL II
                                        -------------------------------------------------------------------------
0.55%                                       756,367        643,099       3,173,482        155,803            --
0.75%                                    33,810,932     18,591,965     150,945,119     27,263,315     3,034,396
0.95%                                    20,720,531     12,036,627      94,656,600     17,370,195     1,827,389
1.00%                                    11,207,899      6,923,613      34,899,357      5,726,852       242,757
1.20%                                     5,927,076      3,699,913      23,302,749      3,005,736       264,897
1.25%                                            --             --              --             --            --
-----------------------------------------------------------------------------------------------------------------
Total                                    72,422,805     41,895,217     306,977,307     53,521,901     5,369,439
-----------------------------------------------------------------------------------------------------------------

                                       PUT VT HEALTH      PUT VT       PUT VT INTL       PUT VT       PUT VT
                                         SCIENCES,       INTL EQ,       NEW OPP,        NEW OPP,      VISTA,
PRICE LEVEL                                CL IB          CL IB           CL IB          CL IA         CL IB
                                       --------------------------------------------------------------------------
0.55%                                       217,974        144,787         507,123             --       373,892
0.75%                                    27,298,795     37,979,560      47,078,250             --    49,747,095
0.95%                                    14,516,974     23,457,719      43,047,107             --    42,679,592
1.00%                                     4,351,100      4,252,198              --             --       735,837
1.20%                                     2,388,149      3,019,357              --             --       597,608
1.25%                                            --             --              --    206,197,208            --
-----------------------------------------------------------------------------------------------------------------
Total                                    48,772,992     68,853,621      90,632,480    206,197,208    94,134,024
-----------------------------------------------------------------------------------------------------------------

                                           RVS VP         RVS VP          RVS VP         RVS VP       RVS VP
PRICE LEVEL                                 BAL         CASH MGMT        CORE BOND      DIV BOND    DIV EQ INC
                                        -------------------------------------------------------------------------
0.55%                                       622,636      4,504,356         100,474      3,619,181     5,164,611
0.75%                                    92,705,106    193,995,765      17,449,804    332,676,678   408,559,076
0.95%                                    77,524,744    147,452,270      15,300,044    257,272,965   278,737,113
1.00%                                     3,384,921     22,066,760       3,993,710     50,745,782    47,281,876
1.20%                                     3,085,432     18,978,896       3,472,871     37,022,661    33,231,549
1.25%                                   183,539,902     42,071,130              --    161,182,395            --
-----------------------------------------------------------------------------------------------------------------
Total                                   360,862,741    429,069,177      40,316,903    842,519,662   772,974,225
-----------------------------------------------------------------------------------------------------------------

                                                         RVS VP          RVS VP                        RVS VP
                                           RVS VP        GLOBAL     GLOBAL INFLATION     RVS VP       HI YIELD
PRICE LEVEL                              EMER MKTS        BOND          PROT SEC          GRO           BOND
                                        -------------------------------------------------------------------------
0.55%                                     1,490,711      1,377,438       1,454,813      6,192,825     2,397,042
0.75%                                    75,519,655    130,135,374      91,038,069    323,849,052   262,154,239
0.95%                                    44,243,629    102,875,706      51,906,128    212,229,239   237,711,013
1.00%                                     8,411,805     18,770,965      20,278,941     23,295,613    28,188,709
1.20%                                     4,677,297     15,541,309      13,014,245     13,519,277    27,474,017
1.25%                                            --     63,122,283              --             --   157,929,401
-----------------------------------------------------------------------------------------------------------------
Total                                   134,343,097    331,823,075     177,692,196    579,086,006   715,854,421
-----------------------------------------------------------------------------------------------------------------


70 - RIVERSOURCE VARIABLE ACCOUNT 10

                                                 RVS VP         RVS VP           RVS VP           RVS VP           RVS VP
PRICE LEVEL                                     INC OPP        INTL OPP         LG CAP EQ       LG CAP VAL      MID CAP GRO
                                             -------------------------------------------------------------------------------
0.55%                                             492,596       1,251,854        3,121,419          91,823          654,709
0.75%                                          29,476,686      77,786,921      263,828,221       6,231,693       47,283,202
0.95%                                          18,067,872      61,792,724      144,230,281       3,593,761       31,419,449
1.00%                                           7,060,871       5,132,705       27,550,266         921,237        5,505,240
1.20%                                           4,186,846       3,646,914       11,604,020         631,729        2,961,304
1.25%                                                  --     186,227,997      136,706,234              --               --
----------------------------------------------------------------------------------------------------------------------------
Total                                          59,284,871     335,839,115      587,040,441      11,470,243       87,823,904
----------------------------------------------------------------------------------------------------------------------------

                                                 RVS VP         RVS VP            RVS VP          RVS VP         RVS VP
PRICE LEVEL                                   MID CAP VAL       NEW DIM          S&P 500        SELECT VAL   SHORT DURATION
                                             -------------------------------------------------------------------------------
0.55%                                             115,184       1,644,516        2,054,232         235,426          688,145
0.75%                                           6,605,260     325,031,491      154,949,018      10,246,796      145,086,997
0.95%                                           4,981,588     234,423,970      122,069,627       5,776,825      121,249,374
1.00%                                             621,680      16,468,226       14,183,619       1,493,346       18,706,616
1.20%                                             392,861       8,726,567       10,825,033       1,193,344       16,802,377
1.25%                                                  --     337,809,705               --              --               --
----------------------------------------------------------------------------------------------------------------------------
Total                                          12,716,573     924,104,475      304,081,529      18,945,737      302,533,509
----------------------------------------------------------------------------------------------------------------------------

                                                                                                                LM PTNRS
                                                RVS VP          RVS VP          RVS VP            ROYCE          VAR SM
PRICE LEVEL                                   SM CAP ADV      SM CAP VAL     STRATEGY AGGR      MICRO-CAP    CAP GRO, CL II
                                             -------------------------------------------------------------------------------
0.55%                                             514,324       2,067,597          147,007         539,435               --
0.75%                                          59,242,678     127,559,493       41,305,691      22,799,189           55,090
0.95%                                          46,718,173      72,463,151       31,424,493      22,866,590           40,796
1.00%                                           5,743,505      20,683,462          471,291              --            3,572
1.20%                                           3,917,046      11,558,956          421,033              --            4,908
1.25%                                                  --              --       94,511,070              --               --
----------------------------------------------------------------------------------------------------------------------------
Total                                         116,135,726     234,332,659      168,280,585      46,205,214          104,366
----------------------------------------------------------------------------------------------------------------------------

                                                               VANK LIT
                                              THIRD AVE        COMSTOCK,      WANGER INTL      WANGER U.S.       WF ADV VT
PRICE LEVEL                                      VAL             CL II          SM CAP            SM CO         ASSET ALLOC
                                             -------------------------------------------------------------------------------
0.55%                                             370,811       3,642,315        2,813,624       2,708,955          354,874
0.75%                                          31,915,751     203,272,353      170,229,894     241,622,599       43,629,251
0.95%                                          32,579,538      96,755,129      114,380,940     169,885,655       32,465,960
1.00%                                                  --      53,895,678       19,260,119      41,455,234        5,288,744
1.20%                                                  --      26,830,616       11,469,898      23,079,679        2,479,672
1.25%                                                  --              --               --              --               --
----------------------------------------------------------------------------------------------------------------------------
Total                                          64,866,100     384,396,091      318,154,475     478,752,122       84,218,501
----------------------------------------------------------------------------------------------------------------------------

                                                                               WF ADV VT        WF ADV VT        WF ADV VT
PRICE LEVEL                                                                    INTL CORE           OPP          SM CAP GRO
                                                                            ------------------------------------------------
0.55%                                                                               82,395         467,445           35,263
0.75%                                                                            9,021,190      41,048,996       19,617,959
0.95%                                                                            6,690,267      25,313,100       14,333,820
1.00%                                                                            1,179,160       7,621,150        2,595,791
1.20%                                                                              575,508       3,829,257        1,556,512
1.25%                                                                                   --              --               --
----------------------------------------------------------------------------------------------------------------------------
Total                                                                           17,548,520      78,279,948       38,139,345
----------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE ACCOUNT 10 - 71

The following is a summary of net assets at Dec. 31, 2005:

                                              AIM VI CAP      AIM VI CAP      AIM VI CAP       AIM VI CAP      AIM VI CORE
PRICE LEVEL                                   APPR, SER I    APPR, SER II     DEV, SER I      DEV, SER II       EQ, SER I
                                             -------------------------------------------------------------------------------
0.55%                                        $    899,748   $   1,673,314   $      469,208   $     181,472   $           --
0.75%                                          41,273,298     143,586,002       26,747,624      30,946,259               --
0.95%                                          36,341,106      68,552,825       26,448,648      17,035,503               --
1.00%                                                  --      27,668,841               --       3,763,279               --
1.20%                                                  --      12,544,958               --       2,415,886               --
1.25%                                                  --              --               --              --      484,438,796
----------------------------------------------------------------------------------------------------------------------------
Total                                        $ 78,514,152   $ 254,025,940   $   53,665,480   $  54,342,399   $  484,438,796
----------------------------------------------------------------------------------------------------------------------------

                                                AIM VI       AIM VI FIN       AIM VI INTL        AIM VI       AB VPS GLOBAL
PRICE LEVEL                                   DYN, SER I     SERV, SER I      GRO, SER II     TECH, SER I      TECH, CL B
                                             -------------------------------------------------------------------------------
0.55%                                        $     21,114   $     168,777   $        5,150   $     390,341   $      152,107
0.75%                                           9,453,754      12,671,434          138,934      23,250,796        2,140,067
0.95%                                           5,357,749       7,571,007          117,109      10,799,097          847,341
1.00%                                             990,888       1,660,200            2,474       4,000,416          352,121
1.20%                                             586,954       1,036,835            5,809       1,819,881          156,723
1.25%                                                  --              --               --              --               --
----------------------------------------------------------------------------------------------------------------------------
Total                                        $ 16,410,459   $  23,108,253   $      269,476   $  40,260,531   $    3,648,359
----------------------------------------------------------------------------------------------------------------------------

                                                AB VPS         AB VPS            AC VP           AC VP            AC VP
                                              GRO & INC,      INTL VAL,          INTL,           INTL,            ULTRA,
PRICE LEVEL                                      CL B           CL B             CL I            CL II            CL II
                                             -------------------------------------------------------------------------------
0.55%                                        $  1,339,312   $   4,945,966   $      629,281   $     367,392   $      640,438
0.75%                                         167,194,786     288,004,650       29,464,183      50,620,909       10,435,780
0.95%                                         102,116,333     177,066,093       30,966,181      31,278,941        5,027,968
1.00%                                          25,017,328      49,513,825               --      10,026,010        2,085,975
1.20%                                          17,131,628      31,655,719               --       4,971,551        1,050,167
1.25%                                                  --              --               --              --               --
----------------------------------------------------------------------------------------------------------------------------
Total                                        $312,799,387   $ 551,186,253   $   61,059,645   $  97,264,803   $   19,240,328
----------------------------------------------------------------------------------------------------------------------------

                                                 AC VP           AC VP        CALVERT VS     COL HI YIELD,     CS MID-CAP
PRICE LEVEL                                    VAL, CL I      VAL, CL II      SOCIAL BAL        VS CL B           GRO
                                             -------------------------------------------------------------------------------
0.55%                                        $  1,664,823   $   1,504,861   $        5,620   $     537,796   $      361,747
0.75%                                          85,372,688     192,853,677       24,735,657      50,968,237       15,614,103
0.95%                                          83,884,617     128,594,575       19,755,826      29,404,264       15,904,795
1.00%                                                  --      33,815,724        3,714,781      12,674,962               --
1.20%                                                  --      22,057,307        2,641,360       9,061,573               --
1.25%                                         551,225,792              --               --              --               --
----------------------------------------------------------------------------------------------------------------------------
Total                                        $722,147,920   $ 378,826,144   $   50,853,244   $ 102,646,832   $   31,880,645
----------------------------------------------------------------------------------------------------------------------------

                                                                 EG VA           EG VA          FID VIP         FID VIP
                                               CS SM CAP      FUNDAMENTAL      INTL EQ,       GRO & INC,       GRO & INC,
PRICE LEVEL                                       GRO        LG CAP, CL 2        CL 2           SERV CL        SERV CL 2
                                             -------------------------------------------------------------------------------
0.55%                                        $         --   $      56,492   $      873,815   $   1,148,034   $    1,521,859
0.75%                                                  --      16,267,968       20,123,449     110,373,275      213,539,101
0.95%                                                  --      10,009,348       12,897,482     109,974,537      135,978,955
1.00%                                                  --       2,587,082        6,071,654              --       32,686,924
1.20%                                                  --       1,724,148        4,113,405              --       20,883,617
1.25%                                         305,958,773              --               --              --               --
----------------------------------------------------------------------------------------------------------------------------
Total                                        $305,958,773   $  30,645,038   $   44,079,805   $ 221,495,846   $  404,610,456
----------------------------------------------------------------------------------------------------------------------------


72 - RIVERSOURCE VARIABLE ACCOUNT 10

                                               FID VIP         FID VIP         FID VIP           FID VIP      FTVIPT FRANK
                                               MID CAP,       MID CAP,        OVERSEAS,         OVERSEAS,       REAL EST,
PRICE LEVEL                                    SERV CL        SERV CL 2        SERV CL          SERV CL 2          CL 2
                                             -------------------------------------------------------------------------------
0.55%                                        $  2,615,347   $   5,033,482   $      704,064   $   1,030,962   $    1,826,260
0.75%                                         205,711,475     481,328,753       47,354,010      99,585,073      376,841,882
0.95%                                         197,107,206     288,853,421       45,924,044      67,991,952      237,073,592
1.00%                                                  --      83,274,684               --      14,981,229       44,371,968
1.20%                                                  --      50,028,764               --      10,006,597       29,890,563
1.25%                                                  --              --               --              --               --
----------------------------------------------------------------------------------------------------------------------------
Total                                        $405,434,028   $ 908,519,104   $   93,982,118   $ 193,595,813   $  690,004,265
----------------------------------------------------------------------------------------------------------------------------

                                             FTVIPT FRANK   FTVIPT MUTUAL    FTVIPT TEMP      FTVIPT TEMP        GS VIT
                                                SM CAP          SHARES         DEV MKTS         FOR SEC,       STRUCTD SM
PRICE LEVEL                                    VAL, CL 2      SEC, CL 2       SEC, CL 1           CL 2           CAP EQ
                                             -------------------------------------------------------------------------------
0.55%                                        $  1,267,708   $     930,230   $           --   $     509,443   $      212,864
0.75%                                         164,984,744      90,467,241               --      24,992,878       19,098,222
0.95%                                         115,893,539      64,057,336               --      25,993,076       21,779,545
1.00%                                          21,087,104      25,400,817               --              --               --
1.20%                                          13,659,762      15,251,804               --              --               --
1.25%                                                  --              --      281,628,997              --               --
----------------------------------------------------------------------------------------------------------------------------
Total                                        $316,892,857   $ 196,107,428   $  281,628,997   $  51,495,397   $   41,090,631
----------------------------------------------------------------------------------------------------------------------------

                                                 GS VIT        GS VIT        JANUS ASPEN      JANUS ASPEN     JANUS ASPEN
                                                STRUCTD        MID CAP       GLOBAL TECH,      INTL GRO,      MID CAP GRO,
PRICE LEVEL                                     U.S. EQ          VAL             SERV             SERV            SERV
                                             -------------------------------------------------------------------------------
0.55%                                        $  3,171,842   $   4,523,651   $       80,916   $     233,312   $       67,708
0.75%                                         258,530,595     405,155,615       13,065,494      67,231,764       18,505,623
0.95%                                         173,108,738     269,952,898        9,627,079      54,243,521       13,141,510
1.00%                                          37,870,787      52,330,941          474,478       2,505,759               --
1.20%                                          19,954,492      33,531,178          230,704       1,365,128               --
1.25%                                                  --              --               --              --               --
----------------------------------------------------------------------------------------------------------------------------
Total                                        $492,636,454   $ 765,494,283   $   23,478,671   $ 125,579,484   $   31,714,841
----------------------------------------------------------------------------------------------------------------------------

                                                 LAZARD         MFS INV          MFS              MFS             MFS
                                                 RETIRE       GRO STOCK,       NEW DIS,      TOTAL RETURN,     UTILITIES,
PRICE LEVEL                                     INTL EQ         SERV CL        SERV CL          SERV CL         SERV CL
                                             -------------------------------------------------------------------------------
0.55%                                        $  1,287,115   $     426,766   $      500,713   $     325,111   $      812,211
0.75%                                         103,878,226      77,662,143       55,912,860      37,785,584       76,660,341
0.95%                                          75,234,356      55,208,773       42,570,064      22,774,284       47,764,810
1.00%                                          10,836,002       8,880,182        6,535,516      12,130,071       11,651,453
1.20%                                           7,266,532       4,793,412        4,401,168       9,880,289        8,730,545
1.25%                                                  --              --               --              --               --
----------------------------------------------------------------------------------------------------------------------------
Total                                        $198,502,231   $ 146,971,276   $  109,920,321   $  82,895,339   $  145,619,360
----------------------------------------------------------------------------------------------------------------------------

                                                 OPPEN        OPPEN MAIN        OPPEN          PIONEER EQ        PIONEER
                                              GLOBAL SEC      ST SM CAP     STRATEGIC BOND      INC VCT,       EUROPE VCT,
PRICE LEVEL                                    VA, SERV        VA, SERV        VA, SERV          CL II            CL II
                                             -------------------------------------------------------------------------------
0.55%                                        $    993,363   $     810,583   $    3,461,141   $     186,899   $           60
0.75%                                          44,321,473      23,348,447      164,110,581      32,581,794        3,944,096
0.95%                                          26,998,248      15,068,934      102,506,741      20,498,112        2,354,583
1.00%                                          14,589,250       8,649,923       37,728,127       7,077,036          340,240
1.20%                                           7,684,607       4,603,913       25,089,604       3,685,070          368,333
1.25%                                                  --              --               --              --               --
----------------------------------------------------------------------------------------------------------------------------
Total                                        $ 94,586,941   $  52,481,800   $  332,896,194   $  64,028,911   $    7,007,312
----------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE ACCOUNT 10 - 73

                      PUT VT HEALTH        PUT VT          PUT VT INTL          PUT VT            PUT VT
                        SCIENCES,         INTL EQ,           NEW OPP,          NEW OPP,           VISTA,
PRICE LEVEL               CL IB            CL IB              CL IB             CL LA             CL IB
                   ------------------------------------------------------------------------------------------
0.55%                  $    239,675   $       188,052     $     501,972    $            --   $       384,785
0.75%                    29,783,204        48,855,566        46,065,163                 --        50,671,241
0.95%                    15,700,176        29,915,957        41,574,602                 --        43,006,309
1.00%                     4,882,095         5,945,447                --                 --           922,858
1.20%                     2,658,950         4,189,285                --                 --           743,829
1.25%                            --                --                --        286,495,519                --
-------------------------------------------------------------------------------------------------------------
Total                  $ 53,264,100   $    89,094,307     $  88,141,737    $   286,495,519   $    95,729,022
-------------------------------------------------------------------------------------------------------------

                          RVS VP           RVS VP             RVS VP            RVS VP            RVS VP
PRICE LEVEL                BAL           CASH MGMT          CORE BOND          DIV BOND         DIV EQ INC
-------------------------------------------------------------------------------------------------------------
0.55%                  $    682,989   $     5,090,279     $  17,055,402    $     4,747,444   $     7,925,850
0.75%                   100,994,333       216,539,557        17,972,030        432,290,712       624,138,581
0.95%                    83,806,346       162,633,012        15,708,467        330,067,294       420,944,286
1.00%                     4,040,244        22,260,019         4,093,049         57,020,872        72,445,668
1.20%                     3,654,274        18,996,049         3,545,116         41,339,664        50,252,464
1.25%                   307,857,817        51,839,491                --        229,467,065                --
-------------------------------------------------------------------------------------------------------------
Total                  $501,036,003   $   477,358,407     $  58,374,064    $ 1,094,933,051   $ 1,175,706,849
-------------------------------------------------------------------------------------------------------------

                                           RVS VP            RVS VP                               RVS VP
                          RVS VP           GLOBAL       GLOBAL INFLATION        RVS VP           HI YIELD
PRICE LEVEL             EMER MKTS           BOND            PROT SEC             GRO               BOND
-------------------------------------------------------------------------------------------------------------
0.55%                  $  2,361,018   $     1,895,992     $   1,526,436    $     4,119,080   $     3,030,058
0.75%                   116,579,543       177,056,012        95,490,262        215,833,094       328,006,930
0.95%                    67,513,960       138,231,577        54,301,650        139,453,410       293,783,005
1.00%                    17,156,159        24,569,957        21,200,770         24,760,503        37,116,417
1.20%                     9,465,704        20,206,972        13,570,831         14,270,399        35,958,968
1.25%                            --        92,385,343                --                 --       221,225,501
-------------------------------------------------------------------------------------------------------------
Total                  $213,076,384   $   454,345,853     $ 186,089,949    $   398,436,486   $   919,120,879
-------------------------------------------------------------------------------------------------------------

                          RVS VP           RVS VP            RVS VP             RVS VP            RVS VP
PRICE LEVEL              INC OPP          INTL OPP          LG CAP EQ         LG CAP VAL       MID CAP GRO
-------------------------------------------------------------------------------------------------------------
0.55%                  $    526,391   $     1,156,563     $   2,639,801    $     3,530,793   $       823,419
0.75%                    31,480,220        71,089,698       220,701,486          7,088,260        58,054,173
0.95%                    19,210,669        55,833,011       119,392,943          4,088,389        38,209,791
1.00%                     7,502,399         7,272,730        28,974,754          1,042,669         6,913,821
1.20%                     4,437,175         5,127,594        13,132,518            712,157         3,721,195
1.25%                            --       230,165,041       185,698,693                 --                --
-------------------------------------------------------------------------------------------------------------
Total                  $ 63,156,854   $   370,644,637     $ 570,540,195    $    16,462,268   $   107,722,399
-------------------------------------------------------------------------------------------------------------

                          RVS VP           RVS VP            RVS VP             RVS VP            RVS VP
PRICE LEVEL            MID CAP VAL        NEW DIM            S&P 500          SELECT VAL      SHORT DURATION
-------------------------------------------------------------------------------------------------------------
0.55%                  $  2,528,730   $     1,459,967     $   1,806,221    $     3,640,162   $       852,046
0.75%                     7,856,761       286,161,124       135,909,217         11,482,677       177,221,543
0.95%                     5,917,466       204,357,824       105,909,264          6,463,191       146,157,348
1.00%                       738,246        16,664,741        16,155,229          1,665,233        19,654,271
1.20%                       465,919         8,798,956        12,233,919          1,325,453        17,531,715
1.25%                            --       548,939,981                --                 --                --
-------------------------------------------------------------------------------------------------------------
Total                  $ 17,507,122   $ 1,066,382,593     $ 272,013,850    $    24,576,716   $   361,416,923
-------------------------------------------------------------------------------------------------------------


74 - RIVERSOURCE VARIABLE ACCOUNT 10

                                                                                           LM PTNRS
                          RVS VP          RVS VP           RVS VP           ROYCE           VAR SM
PRICE LEVEL             SM CAP ADV      SM CAP VAL     STRATEGY AGGR      MICRO-CAP     CAP GRO, CL II
                      ---------------------------------------------------------------------------------
0.55%                 $     826,936   $   3,325,745    $     122,487    $   1,529,250    $         78
0.75%                    94,810,656     204,245,222       34,152,131       63,856,609          58,131
0.95%                    73,654,836     115,125,083       25,667,037       63,319,441          43,039
1.00%                     8,720,351      31,014,307          507,434               --           3,845
1.20%                     5,914,598      17,216,811          449,838               --           5,252
1.25%                            --              --      104,674,005               --              --
-------------------------------------------------------------------------------------------------------
Total                 $ 183,927,377   $ 370,927,168    $ 165,572,932    $ 128,705,300    $    110,345
-------------------------------------------------------------------------------------------------------

                                        VANK LIT
                        THIRD AVE       COMSTOCK,       WANGER INTL      WANGER U.S.       WF ADV VT
PRICE LEVEL                VAL            CL II           SM CAP            SM CO         ASSET ALLOC
                      ---------------------------------------------------------------------------------
0.55%                 $   1,086,676   $   4,349,034    $   4,758,404    $   4,847,305    $    411,530
0.75%                    92,483,065     241,767,886      284,500,362      426,787,952      50,127,094
0.95%                    93,061,623     114,647,391      188,790,534      296,636,388      37,005,978
1.00%                            --      63,782,996       38,378,723       64,463,778       6,352,917
1.20%                            --      31,627,375       22,678,810       35,631,530       2,955,844
1.25%                            --              --               --               --              --
-------------------------------------------------------------------------------------------------------
Total                 $ 186,631,364   $ 456,174,682    $ 539,106,833    $ 828,366,953    $ 96,853,363
-------------------------------------------------------------------------------------------------------

                                                         WF ADV VT        WF ADV VT        WF ADV VT
PRICE LEVEL                                              INTL CORE           OPP          SM CAP GRO
                                                      -------------------------------------------------
0.55%                                                  $      88,547    $     576,451    $     34,534
0.75%                                                      9,602,938       50,239,127      19,035,807
0.95%                                                      7,055,151       30,705,580      13,794,602
1.00%                                                      1,459,945        9,637,077       2,887,907
1.20%                                                        706,839        4,803,711       1,718,083
1.25%                                                             --               --              --
-------------------------------------------------------------------------------------------------------
Total                                                  $  18,913,420    $  95,961,946    $ 37,470,933
-------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE ACCOUNT 10 - 75

9. FINANCIAL HIGHLIGHTS

The following is a summary for each period in the five year period ended Dec. 31, 2005 of units, net assets and investment income ratios in addition to the accumulation unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense. Some of these subaccounts only offer one price level.

                                      AT DEC. 31                                     FOR THE YEAR ENDED DEC. 31
                         -----------------------------------------------------------------------------------------------------------
                                  ACCUMULATION UNIT
                          UNITS          VALUE         NET ASSETS     INVESTMENT         EXPENSE RATIO          TOTAL RETURN
                         (000S)     LOWEST TO HIGHEST    (000S)    INCOME RATIO(1)   LOWEST TO HIGHEST(2)    LOWEST TO HIGHEST(3)
                         -----------------------------------------------------------------------------------------------------------
AIM VI CAP APPR, SER I
2005                      80,703   $0.99 to $0.96       $  78,514       0.06%           0.55% to 0.95%      8.24%     to   7.81%
2004                      86,822   $0.91 to $0.89       $  78,248         --            0.55% to 0.95%      6.04%     to   5.62%
2003                      89,596   $0.86 to $0.85       $  76,360         --            0.55% to 0.95%     28.36%     to  28.79%
2002                      96,660   $0.67 to $0.66       $  64,136         --            0.55% to 0.95%    (24.72%)    to (25.00%)
2001                     105,976   $0.89 to $0.88       $  93,755         --            0.55% to 0.95%    (23.93%)    to (24.14%)
------------------------------------------------------------------------------------------------------------------------------------

AIM VI CAP APPR, SER II
2005                     236,683   $1.08 to $1.12       $ 254,026         --            0.55% to 1.20%      7.98%     to   7.29%
2004                      69,240   $1.00 to $1.04       $  68,891         --            0.55% to 1.20%      5.75%     to   5.07%
2003                      34,679   $0.94 to $0.99       $  32,607         --            0.55% to 1.20%     28.77%     to  26.92%
2002                      19,767   $0.73 to $0.78       $  14,483         --            0.55% to 1.20%    (25.51%)    to (22.00%)(7)
2001                       3,427   $0.98 to $0.98       $   3,346         --            0.55% to 0.95%     (2.00%)(5) to  (2.00%)(5)
------------------------------------------------------------------------------------------------------------------------------------

AIM VI CAP DEV, SER I
2005                      32,971   $1.66 to $1.62       $  53,665         --            0.55% to 0.95%      9.01%     to   8.57%
2004                      38,648   $1.52 to $1.49       $  57,869         --            0.55% to 0.95%     14.87%     to  14.41%
2003                      41,077   $1.32 to $1.30       $  53,706         --            0.55% to 0.95%     34.69%     to  34.02%
2002                      45,062   $0.98 to $0.97       $  43,896         --            0.55% to 0.95%    (22.22%)    to (22.40%)
2001                      49,249   $1.26 to $1.25       $  61,506         --            0.55% to 0.95%     (8.70%)    to  (8.76%)
------------------------------------------------------------------------------------------------------------------------------------

AIM VI CAP DEV, SER II
2005                      42,661   $1.28 to $1.32       $  54,342         --            0.55% to 1.20%      8.67%     to   7.97%
2004                      36,244   $1.18 to $1.22       $  42,616         --            0.55% to 1.20%     14.64%     to  13.89%
2003                      20,527   $1.03 to $1.07       $  21,116         --            0.55% to 1.20%     33.77%     to  33.75%
2002                      12,985   $0.77 to $0.80       $   9,976         --            0.55% to 1.20%    (21.43%)    to (20.00%)(7)
2001                       2,686   $0.98 to $0.98       $   2,638         --            0.55% to 0.95%     (2.00%)(5) to  (2.00%)(5)
------------------------------------------------------------------------------------------------------------------------------------

AIM VI CORE EQ, SER I
2005                     281,112   $1.72 to $1.72       $ 484,439       1.38%           1.25% to 1.25%      4.01%     to   4.01%
2004                     351,566   $1.65 to $1.65       $ 582,105       0.96%           1.25% to 1.25%      7.62%     to   7.62%
2003                     385,662   $1.53 to $1.53       $ 593,291       1.01%           1.25% to 1.25%     22.40%     to  22.40%
2002                     422,060   $1.25 to $1.25       $ 528,240       0.31%           1.25% to 1.25%    (16.67%)    to (16.67%)
2001                     491,682   $1.50 to $1.50       $ 737,552       0.04%           1.25% to 1.25%    (23.47%)    to (23.47%)
------------------------------------------------------------------------------------------------------------------------------------

AIM VI DYN, SER I
2005                      14,869   $1.11 to $1.19       $  16,410         --            0.55% to 1.20%     10.12%     to   9.40%
2004                      17,584   $1.01 to $1.08       $  17,670         --            0.55% to 1.20%     12.72%     to  11.99%
2003                      19,140   $0.89 to $0.97       $  17,089         --            0.55% to 1.20%     36.92%     to  36.62%
2002                      12,409   $0.65 to $0.71       $   8,087         --            0.55% to 1.20%    (32.29%)    to (29.00%)(7)
2001                       2,977   $0.96 to $0.96       $   2,873         --            0.55% to 0.95%     (4.00%)(5) to  (4.00%)(5)
------------------------------------------------------------------------------------------------------------------------------------

AIM VI FIN SERV, SER I
2005                      19,311   $1.20 to $1.25       $  23,108       1.42%           0.55% to 1.20%      5.33%     to   4.65%
2004                      19,444   $1.14 to $1.19       $  22,147       0.80%           0.55% to 1.20%      8.08%     to   7.38%
2003                      15,907   $1.06 to $1.11       $  16,818       0.64%           0.55% to 1.20%     29.27%     to  27.59%
2002                      10,257   $0.82 to $0.87       $   8,431       1.01%           0.55% to 1.20%    (15.46%)    to (13.00%)(7)
2001                       1,982   $0.97 to $0.96       $   1,913         --            0.55% to 0.95%     (3.00%)(5) to  (4.00%)(5)
------------------------------------------------------------------------------------------------------------------------------------


76 - RIVERSOURCE VARIABLE ACCOUNT 10

                                        AT DEC. 31                                   FOR THE YEAR ENDED DEC. 31
                        -------------------------------------------  ---------------------------------------------------------------
                         UNITS  ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT       EXPENSE RATIO        TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1) LOWEST TO HIGHEST(2) LOWEST TO HIGHEST(3)
                        ------------------------------------------------------------------------------------------------------------
AIM VI INTL GRO,
SER II
2005                        247    $ 1.09 to $  1.09      $    269        4.53%         0.55% to 1.20%      8.28%(12) to   8.17%(12)
2004                         --        --         --            --          --            --       --         --             --
2003                         --        --         --            --          --            --       --         --             --
2002                         --        --         --            --          --            --       --         --             --
2001                         --        --         --            --          --            --       --         --             --
------------------------------------------------------------------------------------------------------------------------------------

AIM VI TECH, SER I
2005                     54,315    $ 0.73 to $  0.84      $ 40,261          --          0.55% to 1.20%      1.61%     to   0.96%
2004                     25,352    $ 0.72 to $  0.83      $ 18,466          --          0.55% to 1.20%      4.06%     to   3.38%
2003                     14,615    $ 0.69 to $  0.80      $ 10,252          --          0.55% to 1.20%     43.75%     to  42.86%
2002                      6,964    $ 0.48 to $  0.56      $  3,364          --          0.55% to 1.20%    (47.25%)    to (44.00%)(7)
2001                      1,401    $ 0.91 to $  0.91      $  1,273          --          0.55% to 0.95%     (9.00%)(5) to  (9.00%)(5)
------------------------------------------------------------------------------------------------------------------------------------

AB VPS GLOBAL TECH,
CL B
2005                      3,446    $ 1.06 to $  1.06      $  3,648          --          0.55% to 1.20%      5.87%(12) to   5.76%(12)
2004                         --        --         --            --          --            --       --         --             --
2003                         --        --         --            --          --            --       --         --             --
2002                         --        --         --            --          --            --       --         --             --
2001                         --        --         --            --          --            --       --         --             --
------------------------------------------------------------------------------------------------------------------------------------

AB VPS GRO & INC, CL B
2005                    277,477    $ 1.13 to $  1.20      $312,799        1.25%         0.55% to 1.20%      4.02%     to   3.35%
2004                    229,828    $ 1.09 to $  1.16      $249,752        0.71%         0.55% to 1.20%     10.61%     to   9.90%
2003                    154,064    $ 0.98 to $  1.05      $151,663        0.79%         0.55% to 1.20%     30.67%     to  29.63%
2002                     80,843    $ 0.75 to $  0.81      $ 60,725        0.50%         0.55% to 1.20%    (22.68%)    to (19.00%)(7)
2001                     10,049    $ 0.97 to $  0.96      $  9,722          --          0.55% to 0.95%     (3.00%)(5) to  (4.00%)(5)
------------------------------------------------------------------------------------------------------------------------------------

AB VPS INTL VAL, CL B
2005                    292,660    $ 1.90 to $  1.92      $551,186        0.47%         0.55% to 1.20%     15.88%     to  15.13%
2004                    135,770    $ 1.64 to $  1.67      $221,322        0.41%         0.55% to 1.20%     24.21%     to  23.40%
2003                     68,730    $ 1.32 to $  1.35      $ 90,422        0.27%         0.55% to 1.20%     43.48%     to  42.11%
2002                     24,977    $ 0.92 to $  0.95      $ 23,004        0.10%         0.55% to 1.20%     (6.12%)    to  (5.00%)(7)
2001                      1,805    $ 0.98 to $  0.98      $  1,763          --          0.55% to 0.95%     (2.00%)(5) to  (2.00%)(5)
------------------------------------------------------------------------------------------------------------------------------------

AC VP INTL, CL I
2005                     58,674    $ 1.06 to $  1.03      $ 61,060        1.15%         0.55% to 0.95%     12.63%     to  12.19%
2004                     59,554    $ 0.94 to $  0.92      $ 55,192        0.54%         0.55% to 0.95%     14.29%     to  13.84%
2003                     57,923    $ 0.82 to $  0.81      $ 47,110        0.73%         0.55% to 0.95%     24.24%     to  22.73%
2002                     59,024    $ 0.66 to $  0.66      $ 38,901        0.78%         0.55% to 0.95%    (21.43%)    to (20.48%)
2001                     58,367    $ 0.84 to $  0.83      $ 48,729        0.08%         0.55% to 0.95%    (29.41%)    to (29.66%)
------------------------------------------------------------------------------------------------------------------------------------

AC VP INTL, CL II
2005                     82,367    $ 1.17 to $  1.32      $ 97,265        0.91%         0.55% to 1.20%     12.49%     to  11.76%
2004                     63,756    $ 1.04 to $  1.18      $ 66,949        0.34%         0.55% to 1.20%     14.14%     to  13.41%
2003                     40,971    $ 0.91 to $  1.04      $ 37,680        0.48%         0.55% to 1.20%     22.97%     to  22.35%
2002                     21,225    $ 0.74 to $  0.85      $ 15,745        0.41%         0.55% to 1.20%    (20.43%)    to (15.00%)(7)
2001                      3,878    $ 0.93 to $  0.93      $  3,615          --          0.55% to 0.95%     (7.00%)(5) to  (7.00%)(5)
------------------------------------------------------------------------------------------------------------------------------------

AC VP ULTRA, CL II
2005                     18,578    $ 1.04 to $  1.04      $ 19,240          --          0.55% to 1.20%      3.73%(12) to   3.62%(12)
2004                         --        --         --            --          --            --       --         --             --
2003                         --        --         --            --          --            --       --         --             --
2002                         --        --         --            --          --            --       --         --             --
2001                         --        --         --            --          --            --       --         --             --
------------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE ACCOUNT 10 - 77

                                          AT DEC. 31                                 FOR THE YEAR ENDED DEC. 31
                          ------------------------------------------ ---------------------------------------------------------------
                           UNITS  ACCUMULATION UNIT VALUE NET ASSETS   INVESTMENT       EXPENSE RATIO        TOTAL RETURN
                          (000S)     LOWEST TO HIGHEST      (000S)   INCOME RATIO(1) LOWEST TO HIGHEST(2) LOWEST TO HIGHEST(3)
                          ----------------------------------------------------------------------------------------------------------
AC VP VAL, CL I
2005                      341,956    $ 1.61 to $  2.35     $722,148       0.87%         0.55% to 1.25%      4.46%     to   3.73%
2004                      348,194    $ 1.54 to $  2.27     $713,848       0.97%         0.55% to 1.25%     13.71%     to  12.92%
2003                      324,528    $ 1.35 to $  2.01     $587,978       1.05%         0.55% to 1.25%     27.36%     to  27.22%
2002                      313,518    $ 1.06 to $  1.58     $445,941       0.83%         0.55% to 1.25%    (12.40%)    to (13.66%)
2001                      265,030    $ 1.21 to $  1.83     $437,267       0.98%         0.55% to 1.25%     12.04%     to  11.59%
------------------------------------------------------------------------------------------------------------------------------------

AC VP VAL, CL II
2005                      281,618    $ 1.36 to $  1.32     $378,826       0.64%         0.55% to 1.20%      4.28%     to   3.61%
2004                      210,265    $ 1.31 to $  1.27     $272,314       0.73%         0.55% to 1.20%     13.55%     to  12.81%
2003                      141,163    $ 1.15 to $  1.13     $161,583       0.78%         0.55% to 1.20%     27.78%     to  26.97%
2002                       78,736    $ 0.90 to $  0.89     $ 70,747       0.43%         0.55% to 1.20%    (13.46%)    to (11.00%)(7)
2001                       14,800    $ 1.04 to $  1.04     $ 15,523         --          0.55% to 0.95%      4.00%(5)  to   4.00%(5)
------------------------------------------------------------------------------------------------------------------------------------

CALVERT VS SOCIAL BAL
2005                       48,625    $ 1.05 to $  1.16     $ 50,853       1.93%         0.55% to 1.20%      5.07%     to   4.39%
2004                       42,435    $ 1.00 to $  1.11     $ 42,296       1.96%         0.55% to 1.20%      7.66%     to   6.97%
2003                       31,464    $ 0.93 to $  1.04     $ 29,107       2.40%         0.55% to 1.20%     19.23%     to  18.18%
2002                       19,780    $ 0.78 to $  0.88     $ 15,389       3.65%         0.55% to 1.20%    (12.36%)    to (12.00%)(7)
2001                       10,586    $ 0.89 to $  0.89     $  9,407       5.83%         0.55% to 0.95%     (7.29%)    to  (7.29%)
------------------------------------------------------------------------------------------------------------------------------------

COL HI YIELD, VS CL B
2005                       95,779    $ 1.08 to $  1.06     $102,647         --          0.55% to 1.20%      1.85%     to   1.19%
2004                       33,998    $ 1.06 to $  1.05     $ 35,891       7.83%         0.55% to 1.20%      5.83%(10) to   5.23%(10)
2003                           --        --         --           --         --            --       --         --             --
2002                           --        --         --           --         --            --       --         --             --
2001                           --        --         --           --         --            --       --         --             --
------------------------------------------------------------------------------------------------------------------------------------

CS MID-CAP GRO
2005                       25,218    $ 1.29 to $  1.26     $ 31,881         --          0.55% to 0.95%      6.39%     to   5.97%
2004                       30,758    $ 1.21 to $  1.18     $ 36,657         --          0.55% to 0.95%     12.50%     to  12.05%
2003                       34,940    $ 1.08 to $  1.06     $ 37,126         --          0.55% to 0.95%     44.00%     to  43.24%
2002                       38,546    $ 0.75 to $  0.74     $ 28,797         --          0.55% to 0.95%    (29.91%)    to (30.19%)
2001                       45,322    $ 1.07 to $  1.06     $ 48,286         --          0.55% to 0.95%    (17.05%)    to (17.19%)
------------------------------------------------------------------------------------------------------------------------------------

CS SM CAP GRO
2005                      226,170    $ 1.35 to $  1.35     $305,959         --          1.25% to 1.25%     (3.88%)    to  (3.88%)
2004                      295,070    $ 1.40 to $  1.40     $415,056         --          1.25% to 1.25%      9.49%     to   9.49%
2003                      313,370    $ 1.28 to $  1.28     $402,465         --          1.25% to 1.25%     47.13%     to  47.13%
2002                      314,849    $ 0.87 to $  0.87     $275,569         --          1.25% to 1.25%    (34.59%)    to (34.59%)
2001                      325,878    $ 1.33 to $  1.33     $435,458         --          1.25% to 1.25%    (17.39%)    to (17.39%)
------------------------------------------------------------------------------------------------------------------------------------

EG VA FUNDAMENTAL LG CAP,
CL 2
2005                       30,155    $ 1.01 to $  1.10     $ 30,645       0.82%         0.55% to 1.20%      8.15%     to   7.45%
2004                       23,448    $ 0.94 to $  1.02     $ 22,145       1.06%         0.55% to 1.20%      8.33%     to   7.63%
2003                       18,707    $ 0.86 to $  0.95     $ 16,343       6.60%         0.55% to 1.20%      3.61%(9)  to   4.40%(9)
2002                           --        --         --           --         --            --       --         --             --
2001                           --        --         --           --         --            --       --         --             --
------------------------------------------------------------------------------------------------------------------------------------

EG VA INTL EQ, CL 2
2005                       33,531    $ 1.32 to $  1.31     $ 44,080       3.25%         0.55% to 1.20%     15.04%     to  14.30%
2004                        8,450    $ 1.15 to $  1.14     $  9,684       2.51%         0.55% to 1.20%     16.83%(10) to  16.14%(10)
2003                           --        --         --           --         --            --       --         --             --
2002                           --        --         --           --         --            --       --         --             --
2001                           --        --         --           --         --            --       --         --             --
------------------------------------------------------------------------------------------------------------------------------------


78 - RIVERSOURCE VARIABLE ACCOUNT 10

                                       AT DEC. 31                                    FOR THE YEAR ENDED DEC. 31
                     ------------------------------------------- -----------------------------------------------------------------
                      UNITS  ACCUMULATION UNIT VALUE  NET ASSETS   INVESTMENT        EXPENSE RATIO            TOTAL RETURN
                     (000S)     LOWEST TO HIGHEST       (000S)   INCOME RATIO(1)  LOWEST TO HIGHEST(2)    LOWEST TO HIGHEST(3)
                     -------------------------------------------------------------------------------------------------------------
FID VIP GRO & INC,
SERV CL
2005                 216,583      $1.04 to $1.01       $221,496       1.50%          0.55% to 0.95%      6.94%     to   6.51%
2004                 251,135      $0.97 to $0.95       $241,008       0.79%          0.55% to 0.95%      5.18%     to   4.76%
2003                 245,972      $0.92 to $0.91       $225,087       1.06%          0.55% to 0.95%     22.67%     to  22.97%
2002                 226,422      $0.75 to $0.74       $168,931       1.28%          0.55% to 0.95%    (17.58%)    to (17.78%)
2001                 224,545      $0.91 to $0.90       $202,788       1.03%          0.55% to 0.95%     (9.00%)    to (10.00%)
----------------------------------------------------------------------------------------------------------------------------------

FID VIP GRO & INC,
SERV CL 2
2005                 358,054      $1.14 to $1.15       $404,610       1.30%          0.55% to 1.20%      6.81%     to   6.12%
2004                 353,479      $1.06 to $1.09       $375,117       0.64%          0.55% to 1.20%      4.95%     to   4.27%
2003                 228,596      $1.01 to $1.04       $231,686       0.66%          0.55% to 1.20%     21.69%     to  22.35%
2002                  92,339      $0.83 to $0.85       $ 76,486       0.57%          0.55% to 1.20%    (17.00%)    to (15.00%)(7)
2001                  14,672      $1.00 to $1.00       $ 14,809         --           0.55% to 0.95%      0.00%(5)  to   0.00%(5)
----------------------------------------------------------------------------------------------------------------------------------

FID VIP MID CAP,
SERV CL
2005                 144,212      $2.86 to $2.79       $405,434       1.62%          0.55% to 0.95%     17.56%     to  17.09%
2004                 147,113      $2.43 to $2.38       $352,910         --           0.55% to 0.95%     24.09%     to  23.59%
2003                 138,655      $1.96 to $1.93       $268,769       0.31%          0.55% to 0.95%     38.03%     to  37.86%
2002                 132,332      $1.42 to $1.40       $186,627       0.85%          0.55% to 0.95%    (10.69%)    to (10.83%)
2001                 127,306      $1.59 to $1.57       $201,042         --           0.55% to 0.95%     (3.64%)    to  (4.27%)
----------------------------------------------------------------------------------------------------------------------------------

FID VIP MID CAP,
SERV CL 2
2005                 496,239      $1.86 to $1.76       $908,519       1.41%          0.55% to 1.20%     17.37%     to  16.61%
2004                 356,492      $1.59 to $1.51       $558,130         --           0.55% to 1.20%     23.97%     to  23.17%
2003                 207,277      $1.28 to $1.23       $262,748       0.18%          0.55% to 1.20%     37.63%     to  36.67%
2002                  94,048      $0.93 to $0.90       $ 87,109       0.33%          0.55% to 1.20%    (10.58%)    to (10.00%)(7)
2001                  13,724      $1.04 to $1.04       $ 14,333         --           0.55% to 0.95%      4.00%(5)  to   4.00%(5)
----------------------------------------------------------------------------------------------------------------------------------

FID VIP OVERSEAS,
SERV CL
2005                  81,957      $1.16 to $1.14       $ 93,982       0.57%          0.55% to 0.95%     18.32%     to  17.85%
2004                  86,132      $0.98 to $0.96       $ 83,695       0.96%          0.55% to 0.95%     12.86%     to  12.41%
2003                  66,234      $0.87 to $0.86       $ 57,249       0.74%          0.55% to 0.95%     42.62%     to  43.33%
2002                  62,136      $0.61 to $0.60       $ 37,840       0.70%          0.55% to 0.95%    (20.78%)    to (22.08%)
2001                  60,772      $0.77 to $0.77       $ 46,833       4.50%          0.55% to 0.95%    (22.22%)    to (21.43%)
----------------------------------------------------------------------------------------------------------------------------------

FID VIP OVERSEAS,
SERV CL 2
2005                 136,453      $1.42 to $1.53       $193,596       0.49%          0.55% to 1.20%     18.13%     to   17.37%
2004                 122,929      $1.20 to $1.31       $147,870       0.73%          0.55% to 1.20%     12.68%     to   11.95%
2003                  58,124      $1.06 to $1.17       $ 62,227       0.34%          0.55% to 1.20%     41.33%     to   40.96%
2002                  24,767      $0.75 to $0.83       $ 18,666       0.35%          0.55% to 1.20%    (21.05%)    to  (17.00%)(7)
2001                   4,311      $0.95 to $0.94       $  4,072         --           0.55% to 0.95%     (5.00%)(5) to   (6.00%)(5)
----------------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK REAL
EST, CL 2
2005                 266,642      $2.73 to $1.97       $690,004       1.39%          0.55% to 1.20%     12.85%     to  12.12%
2004                 230,881      $2.42 to $1.76       $533,004       1.86%          0.55% to 1.20%     31.08%     to  30.23%
2003                 166,493      $1.85 to $1.35       $296,754       2.44%          0.55% to 1.20%     35.04%     to  33.66%
2002                 109,989      $1.37 to $1.01       $147,218       2.57%          0.55% to 1.20%      1.48%     to   1.00%(7)
2001                  44,491      $1.35 to $1.33       $ 59,740       3.64%          0.55% to 0.95%      7.14%     to   6.40%
----------------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK SM CAP
VAL, CL 2
2005                 156,167      $2.14 to $1.57       $316,893       0.75%          0.55% to 1.20%      8.17%     to   7.47%
2004                 118,566      $1.98 to $1.46       $224,252       0.18%          0.55% to 1.20%     23.07%     to  22.27%
2003                  87,363      $1.61 to $1.20       $135,426       0.21%          0.55% to 1.20%     31.97%     to  30.43%
2002                  57,262      $1.22 to $0.92       $ 68,337       0.37%          0.55% to 1.20%     (9.63%)    to  (8.00%)(7)
2001                  20,534      $1.35 to $1.34       $ 27,681       0.37%          0.55% to 0.95%     12.50%     to  12.61%
----------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE ACCOUNT 10 - 79

                                      AT DEC. 31                                     FOR THE YEAR ENDED DEC. 31
                     ------------------------------------------- -----------------------------------------------------------------
                      UNITS  ACCUMULATION UNIT VALUE  NET ASSETS   INVESTMENT        EXPENSE RATIO            TOTAL RETURN
                     (000S)     LOWEST TO HIGHEST       (000S)   INCOME RATIO(1)  LOWEST TO HIGHEST(2)    LOWEST TO HIGHEST(3)
                     -------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES
SEC, CL 2
2005                 151,140      $1.30 to $1.34       $196,107       0.87%          0.55% to 1.20%      9.95%     to   9.24%
2004                  99,871      $1.18 to $1.22       $118,373       0.76%          0.55% to 1.20%     12.02%     to  11.29%
2003                  58,929      $1.05 to $1.10       $ 62,601       0.96%          0.55% to 1.20%     23.53%     to  23.60%
2002                  23,376      $0.85 to $0.89       $ 19,872       0.75%          0.55% to 1.20%    (12.37%)    to (11.00%)(7)
2001                   2,056      $0.97 to $0.96       $  1,985         --           0.55% to 0.95%     (3.00%)(5) to  (4.00%)(5)
----------------------------------------------------------------------------------------------------------------------------------

FTVIPT TEMP DEV MKTS
SEC, CL 1
2005                 254,244      $1.10 to $1.10       $281,629       1.43%          1.25% to 1.25%     26.18%     to  26.18%
2004                 274,586      $0.88 to $0.88       $240,781       1.92%          1.25% to 1.25%     23.28%     to  23.28%
2003                 272,504      $0.71 to $0.71       $193,809       1.36%          1.25% to 1.25%     51.06%     to  51.06%
2002                 273,087      $0.47 to $0.47       $127,911       1.62%          1.25% to 1.25%      0.00%     to   0.00%
2001                 292,955      $0.47 to $0.47       $138,800       1.02%          1.25% to 1.25%     (9.62%)    to  (9.62%)
----------------------------------------------------------------------------------------------------------------------------------

FTVIPT TEMP FOR SEC,
CL 2
2005                  36,373      $1.43 to $1.41       $ 51,495       1.18%          0.55% to 0.95%      9.57%     to   9.13%
2004                  31,651      $1.30 to $1.29       $ 41,042       1.04%          0.55% to 0.95%     17.88%     to  17.41%
2003                  24,004      $1.11 to $1.10       $ 26,415       1.67%          0.55% to 0.95%     32.14%     to  30.95%
2002                  18,138      $0.84 to $0.84       $ 15,223       2.32%          0.55% to 0.95%    (16.00%)(8) to (16.00%)(8)
2001                      --         --       --             --         --             --       --         --             --
----------------------------------------------------------------------------------------------------------------------------------

GS VIT STRUCTD SM
CAP EQ
2005                  23,432      $1.79 to $1.74       $ 41,091       0.23%          0.55% to 0.95%      5.49%     to   5.07%
2004                  26,859      $1.69 to $1.66       $ 44,779       0.19%          0.55% to 0.95%     15.69%     to  15.23%
2003                  29,916      $1.46 to $1.44       $ 43,240       0.24%          0.55% to 0.95%     44.55%     to  44.00%
2002                  32,164      $1.01 to $1.00       $ 32,114       0.26%          0.55% to 0.95%    (15.13%)    to (15.25%)
2001                  33,224      $1.19 to $1.18       $ 39,336       0.33%          0.55% to 0.95%      3.48%     to   3.51%
----------------------------------------------------------------------------------------------------------------------------------

GS VIT STRUCTD U.S.
EQ
2005                 467,555      $1.05 to $1.23       $492,636       1.00%          0.55% to 1.20%      5.93%     to   5.24%
2004                 253,878      $0.99 to $1.17       $251,604       1.38%          0.55% to 1.20%     14.31%     to  13.57%
2003                 169,762      $0.87 to $1.03       $146,765       0.79%          0.55% to 1.20%     29.85%     to  28.75%
2002                 150,534      $0.67 to $0.80       $101,100       0.61%          0.55% to 1.20%    (22.99%)    to (20.00%)(7)
2001                 132,471      $0.87 to $0.86       $114,454       0.49%          0.55% to 0.95%    (12.12%)    to (13.13%)
----------------------------------------------------------------------------------------------------------------------------------

GS VIT MID CAP VAL
2005                 345,787      $2.34 to $1.68       $765,494       0.70%          0.55% to 1.20%     12.21%     to  11.48%
2004                 226,018      $2.09 to $1.50       $451,843       0.70%          0.55% to 1.20%     25.19%     to  24.38%
2003                 162,339      $1.67 to $1.21       $261,988       1.08%          0.55% to 1.20%     27.48%     to  27.37%
2002                 109,427      $1.31 to $0.95       $140,030       1.38%          0.55% to 1.20%     (5.07%)    to  (5.00%)(7)
2001                  48,659      $1.38 to $1.37       $ 66,749       1.44%          0.55% to 0.95%     11.29%     to  11.38%
----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN GLOBAL
TECH, SERV
2005                  57,634      $0.41 to $1.01       $ 23,479         --           0.55% to 1.20%     10.94%     to  10.22%
2004                  65,787      $0.37 to $0.91       $ 24,174         --           0.55% to 1.20%      0.02%     to  (0.63%)
2003                  71,812      $0.37 to $0.92       $ 26,415         --           0.55% to 1.20%     48.00%     to  46.03%
2002                  69,076      $0.25 to $0.63       $ 17,299         --           0.55% to 1.20%    (41.86%)    to (37.00%)(7)
2001                  69,019      $0.43 to $0.42       $ 29,306       0.67%          0.55% to 0.95%    (36.76%)    to (38.24%)
----------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN INTL
GRO, SERV
2005                 134,816      $0.93 to $1.60       $125,579       1.08%          0.55% to 1.20%     31.22%     to  30.37%
2004                 139,788      $0.71 to $1.23       $ 99,632       0.84%          0.55% to 1.20%     18.04%     to  17.27%
2003                 152,636      $0.60 to $1.05       $ 92,188       0.98%          0.55% to 1.20%     33.33%     to  32.91%
2002                 157,502      $0.45 to $0.79       $ 70,985       0.68%          0.55% to 1.20%    (26.23%)    to (21.00%)(7)
2001                 125,280      $0.61 to $0.61       $ 76,239       0.75%          0.55% to 0.95%    (23.75%)    to (23.75%)
----------------------------------------------------------------------------------------------------------------------------------


80 - RIVERSOURCE VARIABLE ACCOUNT 10

                                      AT DEC. 31                                     FOR THE YEAR ENDED DEC. 31
                     ------------------------------------------- -----------------------------------------------------------------
                      UNITS  ACCUMULATION UNIT VALUE  NET ASSETS   INVESTMENT        EXPENSE RATIO            TOTAL RETURN
                     (000S)     LOWEST TO HIGHEST       (000S)   INCOME RATIO(1)  LOWEST TO HIGHEST(2)    LOWEST TO HIGHEST(3)
                     -------------------------------------------------------------------------------------------------------------
JANUS ASPEN MID CAP
GRO, SERV
2005                  59,483      $0.54 to $0.53       $ 31,715         --           0.55% to 0.95%      11.41%     to  10.97%
2004                  71,059      $0.49 to $0.48       $ 34,099         --           0.55% to 0.95%      19.82%     to  19.34%
2003                  85,736      $0.41 to $0.40       $ 34,434         --           0.55% to 0.95%      36.67%     to  33.33%
2002                  95,558      $0.30 to $0.30       $ 28,712         --           0.55% to 0.95%     (28.57%)    to (28.57%)
2001                 106,585      $0.42 to $0.42       $ 44,895         --           0.55% to 0.95%     (40.00%)    to (40.00%)
----------------------------------------------------------------------------------------------------------------------------------

LAZARD RETIRE INTL
EQ
2005                 188,675      $1.04 to $1.45       $198,502       0.98%          0.55% to 1.20%      10.04%     to   9.33%
2004                 168,208      $0.94 to $1.33       $160,817       0.54%          0.55% to 1.20%      14.35%     to  13.61%
2003                 123,056      $0.83 to $1.17       $102,535       0.35%          0.55% to 1.20%      27.69%     to  27.17%
2002                  60,087      $0.65 to $0.92       $ 38,997       0.09%          0.55% to 1.20%     (10.96%)    to  (8.00%)(7)
2001                  35,840      $0.73 to $0.72       $ 26,081       0.01%          0.55% to 0.95%     (23.96%)    to (25.00%)
----------------------------------------------------------------------------------------------------------------------------------

MFS INV GRO STOCK,
SERV CL
2005                 216,007      $0.67 to $1.02       $146,971       0.14%          0.55% to 1.20%       3.66%     to   2.99%
2004                 195,430      $0.64 to $0.99       $127,400         --           0.55% to 1.20%       8.39%     to   7.69%
2003                 172,322      $0.59 to $0.92       $103,234         --           0.55% to 1.20%      20.41%     to  21.05%
2002                 134,823      $0.49 to $0.76       $ 65,815         --           0.55% to 1.20%     (27.94%)    to (24.00%)(7)
2001                 102,176      $0.68 to $0.67       $ 69,005       0.06%          0.55% to 0.95%     (25.27%)    to (25.56%)
----------------------------------------------------------------------------------------------------------------------------------

MFS NEW DIS, SERV CL
2005                 122,560      $0.90 to $1.04       $109,920         --           0.55% to 1.20%       4.46%     to   3.78%
2004                 149,075      $0.86 to $1.00       $128,085         --           0.55% to 1.20%       5.63%     to   4.94%
2003                 146,404      $0.81 to $0.95       $119,207         --           0.55% to 1.20%      32.79%     to  31.94%
2002                 117,036      $0.61 to $0.72       $ 71,654         --           0.55% to 1.20%     (32.22%)    to (28.00%)(7)
2001                  71,442      $0.90 to $0.90       $ 64,221         --           0.55% to 0.95%      (6.25%)    to  (6.25%)
----------------------------------------------------------------------------------------------------------------------------------

MFS TOTAL RETURN,
SERV CL
2005                  74,459      $1.12 to $1.10       $ 82,895       1.46%          0.55% to 1.20%       2.04%     to   1.38%
2004                  26,242      $1.10 to $1.09       $ 28,760       0.61%          0.55% to 1.20%       9.02%(10) to   8.38%(10)
2003                      --         --       --             --         --             --       --          --             --
2002                      --         --       --             --         --             --       --          --             --
2001                      --         --       --             --         --             --       --          --             --
----------------------------------------------------------------------------------------------------------------------------------

MFS UTILITIES, SERV
CL
2005                 103,681      $1.38 to $1.68       $145,619       0.42%          0.55% to 1.20%      15.93%     to  15.18%
2004                  52,792      $1.19 to $1.46       $ 64,198       1.21%          0.55% to 1.20%      29.13%     to  28.30%
2003                  33,751      $0.92 to $1.14       $ 31,693       1.87%          0.55% to 1.20%      35.29%     to  34.12%
2002                  18,482      $0.68 to $0.85       $ 12,743       2.05%          0.55% to 1.20%     (23.60%)    to (15.00%)(7)
2001                   5,913      $0.89 to $0.89       $  5,308         --           0.55% to 0.95%     (11.00%)(5) to (11.00%)(5)
----------------------------------------------------------------------------------------------------------------------------------

OPPEN GLOBAL SEC VA,
SERV
2005                  72,423      $1.31 to $1.30      $ 94,587       0.57%         0.55% to 1.20%      13.44%     to  12.70%
2004                  24,526      $1.16 to $1.15      $ 28,389       0.15%         0.55% to 1.20%      15.92%(10) to  15.24%(10)
2003                      --         --       --            --         --            --       --          --             --
2002                      --         --       --            --         --            --       --          --             --
2001                      --         --       --            --         --            --       --          --             --
--------------------------------------------------------------------------------------------------------------------------------

OPPEN MAIN ST SM CAP
VA, SERV
2005                  41,895      $1.26 to $1.24      $ 52,482         --          0.55% to 1.20%       9.11%     to   8.41%
2004                  16,643      $1.16 to $1.15      $ 19,170         --          0.55% to 1.20%      17.36%(10) to  16.67%(10)
2003                      --         --       --            --         --            --       --          --             --
2002                      --         --       --            --         --            --       --          --             --
2001                      --         --       --            --         --            --       --          --             --
--------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE ACCOUNT 10 - 81

                                     AT DEC. 31                                       FOR THE YEAR ENDED DEC. 31
                    --------------------------------------------  ------------------------------------------------------------------
                     UNITS   ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT         EXPENSE RATIO            TOTAL RETURN
                    (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
                    ----------------------------------------------------------------------------------------------------------------
OPPEN STRATEGIC
BOND VA, SERV
2005                306,977      $1.09 to $1.08        $ 332,896       1.97%          0.55% to 1.20%       1.92%     to   1.26%
2004                 46,499      $1.07 to $1.06        $  49,696       0.56%          0.55% to 1.20%       7.06%(10) to   6.43%(10)
2003                     --         --       --               --         --             --       --          --             --
2002                     --         --       --               --         --             --       --          --             --
2001                     --         --       --               --         --             --       --          --             --
------------------------------------------------------------------------------------------------------------------------------------

PIONEER EQ INC
VCT, CL II
2005                 53,522      $1.20 to $1.23        $  64,029       2.13%          0.55% to 1.20%       4.94%     to   4.26%
2004                 48,892      $1.14 to $1.18        $  55,958       2.13%          0.55% to 1.20%      15.40%     to  14.66%
2003                 42,477      $0.99 to $1.03        $  42,277       2.14%          0.55% to 1.20%      22.22%     to  21.18%
2002                 21,648      $0.81 to $0.85        $  17,802       2.77%          0.55% to 1.20%     (17.35%)    to (15.00%)(7)
2001                  2,422      $0.98 to $0.97        $   2,362       2.26%          0.55% to 0.95%      (2.00%)(5) to  (3.00%)(5)
------------------------------------------------------------------------------------------------------------------------------------

PIONEER EUROPE
VCT, CL II
2005                  5,369      $1.31 to $1.39        $   7,007       0.49%          0.55% to 1.20%       7.22%     to   6.53%
2004                  5,012      $1.22 to $1.31        $   6,110       0.65%          0.55% to 1.20%      17.55%     to  16.79%
2003                  3,937      $1.04 to $1.12        $   4,092       0.33%          0.55% to 1.20%      31.65%     to  31.76%
2002                  2,111      $0.79 to $0.85        $   1,662         --           0.55% to 1.20%     (19.39%)    to (15.00%)(7)
2001                    264      $0.98 to $0.98        $     258         --           0.55% to 0.95%      (2.00%)(5) to  (2.00%)(5)
------------------------------------------------------------------------------------------------------------------------------------

PUT VT HEALTH
SCIENCES, CL IB
2005                 48,773      $1.10 to $1.11        $  53,264       0.05%          0.55% to 1.20%      12.58%     to  11.85%
2004                 37,011      $0.98 to $1.00        $  35,996       0.17%          0.55% to 1.20%       6.54%     to   5.85%
2003                 30,753      $0.92 to $0.94        $  28,128       0.46%          0.55% to 1.20%      17.95%     to  17.50%
2002                 19,335      $0.78 to $0.80        $  15,031         --           0.55% to 1.20%     (20.41%)    to (20.00%)(7)
2001                  4,009      $0.98 to $0.98        $   3,934         --           0.55% to 0.95%      (2.00%)(5) to  (2.00%)(5)
------------------------------------------------------------------------------------------------------------------------------------

PUT VT INTL EQ,
CL IB
2005                 68,854      $1.30 to $1.39        $  89,094       1.45%          0.55% to 1.20%      11.58%     to  10.86%
2004                 72,649      $1.16 to $1.25        $  84,438       1.45%          0.55% to 1.20%      15.56%     to  14.81%
2003                 70,062      $1.01 to $1.09        $  70,669       0.71%          0.55% to 1.20%      27.85%     to  26.74%
2002                 40,270      $0.79 to $0.86        $  31,835       0.43%          0.55% to 1.20%     (17.71%)    to (14.00%)(7)
2001                  5,058      $0.96 to $0.96        $   4,857         --           0.55% to 0.95%      (4.00%)(5) to  (4.00%)(5)
------------------------------------------------------------------------------------------------------------------------------------

PUT VT INTL NEW
OPP, CL IB
2005                 90,632      $0.99 to $0.97        $  88,142       0.68%          0.55% to 0.95%      17.72%     to  17.25%
2004                107,334      $0.84 to $0.82        $  88,924       1.02%          0.55% to 0.95%      12.73%     to  12.28%
2003                128,360      $0.75 to $0.73        $  94,570       0.31%          0.55% to 0.95%      33.93%     to  30.36%
2002                148,078      $0.56 to $0.56        $  82,588       0.68%          0.55% to 0.95%     (15.15%)    to (13.85%)
2001                170,444      $0.66 to $0.65        $ 110,996         --           0.55% to 0.95%     (28.26%)    to (29.35%)
------------------------------------------------------------------------------------------------------------------------------------

PUT VT NEW OPP,
CL IA
2005                206,197      $1.38 to $1.38        $ 286,496       0.38%          1.25% to 1.25%       8.96%     to   8.96%
2004                265,044      $1.27 to $1.27        $ 337,875         --           1.25% to 1.25%       9.20%     to   9.20%
2003                324,631      $1.16 to $1.16        $ 378,811         --           1.25% to 1.25%      30.34%     to  30.34%
2002                378,658      $0.89 to $0.89        $ 337,002         --           1.25% to 1.25%     (31.01%)    to (31.01%)
2001                457,099      $1.29 to $1.29        $ 590,926         --           1.25% to 1.25%     (31.02%)    to (31.02%)
------------------------------------------------------------------------------------------------------------------------------------

PUT VT VISTA, CL
IB
2005                 94,134      $1.03 to $1.24        $  95,729         --           0.55% to 1.20%      11.53%     to  10.81%
2004                110,020      $0.92 to $1.12        $ 100,428         --           0.55% to 1.20%      17.96%     to  17.19%
2003                131,762      $0.78 to $0.96        $ 102,200         --           0.55% to 1.20%      32.20%     to  31.51%
2002                146,947      $0.59 to $0.73        $  86,196         --           0.55% to 1.20%     (31.40%)    to (27.00%)(7)
2001                163,633      $0.86 to $0.85        $ 139,270         --           0.55% to 0.95%     (33.33%)    to (34.11%)
------------------------------------------------------------------------------------------------------------------------------------


82 - RIVERSOURCE VARIABLE ACCOUNT 10

                                     AT DEC. 31                                     FOR THE YEAR ENDED DEC. 31
                    --------------------------------------------  ------------------------------------------------------------------
                     UNITS   ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT        EXPENSE RATIO             TOTAL RETURN
                    (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
                    ----------------------------------------------------------------------------------------------------------------
RVS VP BAL
2005                360,863      $1.10 to $1.66       $  501,036       2.59%          0.55% to 1.25%       3.35%     to   2.63%
2004                373,845      $1.06 to $1.61       $  515,992       2.28%          0.55% to 1.25%       9.00%     to   8.23%
2003                384,617      $0.97 to $1.49       $  496,929       2.26%          0.55% to 1.25%      19.75%     to  18.25%
2002                376,502      $0.81 to $1.26       $  418,919       2.60%          0.55% to 1.25%     (13.83%)    to (13.70%)
2001                375,270      $0.94 to $1.46       $  505,158       2.50%          0.55% to 1.25%     (11.32%)    to (11.52%)
------------------------------------------------------------------------------------------------------------------------------------

RVS VP CASH MGMT
2005                429,069      $1.13 to $1.23       $  477,358       2.58%          0.55% to 1.25%       2.05%     to   1.34%
2004                426,212      $1.11 to $1.21       $  468,695       0.73%          0.55% to 1.25%       0.19%     to  (0.51%)
2003                486,939      $1.11 to $1.22       $  539,742       0.51%          0.55% to 1.25%       0.00%     to  (0.81%)
2002                636,469      $1.11 to $1.23       $  711,964       1.16%          0.55% to 1.25%       0.91%     to   0.00%
2001                659,980      $1.10 to $1.23       $  741,608       3.57%          0.55% to 1.25%       2.80%     to   2.50%
------------------------------------------------------------------------------------------------------------------------------------

RVS VP CORE BOND
2005                 40,317      $1.04 to $1.02       $   58,374       3.36%          0.55% to 1.20%       1.22%     to   0.57%
2004                 15,787      $1.02 to $1.02       $   41,656       2.55%          0.55% to 1.20%       2.45%(10) to   1.85%(10)
2003                     --         --       --               --         --             --       --          --             --
2002                     --         --       --               --         --             --       --          --             --
2001                     --         --       --               --         --             --       --          --             --
------------------------------------------------------------------------------------------------------------------------------------

RVS VP DIV BOND
2005                842,520      $1.31 to $1.41       $1,094,933       3.71%          0.55% to 1.25%       1.56%     to   0.85%
2004                639,931      $1.29 to $1.40       $  835,025       3.83%          0.55% to 1.25%       3.92%     to   3.19%
2003                618,469      $1.24 to $1.36       $  788,063       3.58%          0.55% to 1.25%       3.33%     to   3.82%
2002                589,321      $1.20 to $1.31       $  734,053       5.08%          0.55% to 1.25%       5.26%     to   3.97%
2001                430,733      $1.14 to $1.26       $  521,087       6.41%          0.55% to 1.25%       7.55%     to   5.88%
------------------------------------------------------------------------------------------------------------------------------------

RVS VP DIV EQ INC
2005                772,974      $1.53 to $1.51       $1,175,707       1.61%          0.55% to 1.20%      12.88%     to  12.15%
2004                482,647      $1.36 to $1.35       $  652,523       1.65%          0.55% to 1.20%      17.56%     to  16.80%
2003                249,818      $1.16 to $1.15       $  288,112       1.60%          0.55% to 1.20%      41.46%     to  38.55%
2002                160,822      $0.82 to $0.83       $  132,660       1.61%          0.55% to 1.20%     (19.61%)    to (17.00%)(7)
2001                 84,908      $1.02 to $1.02       $   87,283       1.26%          0.55% to 0.95%       0.99%     to   0.99%
------------------------------------------------------------------------------------------------------------------------------------

RVS VP EMER MKTS
2005                134,343      $1.58 to $2.02       $  213,076       0.20%          0.55% to 1.20%      33.07%     to  32.21%
2004                 42,521      $1.19 to $1.53       $   50,449       3.09%          0.55% to 1.20%      23.47%     to  22.67%
2003                 15,683      $0.96 to $1.25       $   19,823       1.73%          0.55% to 1.20%      39.13%     to  38.89%
2002                  9,255      $0.69 to $0.90       $    9,786         --           0.55% to 1.20%      (5.48%)    to (10.00%)(7)
2001                  3,334      $0.73 to $0.72       $    6,073       0.02%          0.55% to 0.95%      (2.67%)    to  (2.70%)
------------------------------------------------------------------------------------------------------------------------------------

RVS VP GLOBAL BOND
2005                331,823      $1.38 to $1.46       $  454,346       3.91%          0.55% to 1.25%      (5.52%)    to  (6.17%)
2004                242,562      $1.46 to $1.55       $  355,988       4.10%          0.55% to 1.25%       9.42%     to   8.66%
2003                186,450      $1.33 to $1.43       $  253,433       7.33%          0.55% to 1.25%      12.71%     to  11.72%
2002                141,210      $1.18 to $1.28       $  173,577       4.74%          0.55% to 1.25%      13.46%     to  13.27%
2001                108,861      $1.04 to $1.13       $  119,039       3.38%          0.55% to 1.25%       0.97%     to   0.00%
------------------------------------------------------------------------------------------------------------------------------------

RVS VP GLOBAL
INFLATION PROT SEC
2005                177,692      $1.05 to $1.04       $  186,090       7.05%          0.55% to 1.20%       2.24%     to   1.59%
2004                  9,951      $1.03 to $1.03       $   10,223       3.47%          0.55% to 1.20%       2.67%(11) to   2.47%(11)
2003                     --         --       --               --         --             --       --          --             --
2002                     --         --       --               --         --             --       --          --             --
2001                     --         --       --               --         --             --       --          --             --
------------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE ACCOUNT 10 - 83

                                      AT DEC. 31                                      FOR THE YEAR ENDED DEC. 31
                      ------------------------------------------- ------------------------------------------------------------------
                       UNITS  ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT        EXPENSE RATIO            TOTAL RETURN
                       (000S)    LOWEST TO HIGHEST       (000S)   INCOME RATIO(1)  LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
                      --------------------------------------------------------------------------------------------------------------
RVS VP GRO
2005                  579,086     $0.67 to $1.05        $398,436        0.39%         0.55% to 1.20%      8.02%     to   7.32%
2004                  340,148     $0.62 to $0.98        $213,399        0.32%         0.55% to 1.20%      7.84%     to   7.14%
2003                  349,978     $0.57 to $0.92        $203,000        0.21%         0.55% to 1.20%     21.28%     to  21.05%
2002                  257,108     $0.47 to $0.76        $122,448        0.07%         0.55% to 1.20%    (26.56%)    to (24.00%)(7)
2001                  261,235     $0.64 to $0.64        $169,182          --          0.55% to 0.95%    (31.91%)    to (31.91%)
------------------------------------------------------------------------------------------------------------------------------------

RVS VP HI YIELD BOND
2005                  715,854     $1.26 to $1.39        $919,121        6.46%         0.55% to 1.25%      3.45%     to   2.73%
2004                  730,172     $1.22 to $1.36        $914,940        6.99%         0.55% to 1.25%     10.78%     to  10.01%
2003                  622,128     $1.10 to $1.23        $712,392        7.63%         0.55% to 1.25%     23.60%     to  23.00%
2002                  426,030     $0.89 to $1.00        $399,795        7.77%         0.55% to 1.25%     (6.32%)    to  (7.41%)
2001                  364,550     $0.95 to $1.08        $375,155       10.97%         0.55% to 1.25%      4.40%     to   3.85%
------------------------------------------------------------------------------------------------------------------------------------

RVS VP INC OPP
2005                   59,285     $1.07 to $1.06        $ 63,157        5.94%         0.55% to 1.20%      2.76%     to   2.10%
2004                    2,406     $1.04 to $1.04        $  2,505        5.77%         0.55% to 1.20%      3.92%(11) to   3.72%(11)
2003                       --        --       --              --          --            --       --         --             --
2002                       --        --       --              --          --            --       --         --             --
2001                       --        --       --              --          --            --       --         --             --
------------------------------------------------------------------------------------------------------------------------------------

RVS VP INTL OPP
2005                  335,839     $0.92 to $1.23        $370,645        1.43%         0.55% to 1.25%     13.24%     to  12.45%
2004                  281,107     $0.82 to $1.09        $282,571        1.13%         0.55% to 1.25%     16.76%     to  15.95%
2003                  215,587     $0.70 to $0.94        $192,941        0.92%         0.55% to 1.25%     27.27%     to  25.33%
2002                  223,251     $0.55 to $0.75        $159,249        0.97%         0.55% to 1.25%    (17.91%)    to (18.48%)
2001                  244,022     $0.67 to $0.92        $217,485        1.21%         0.55% to 1.25%    (29.47%)    to (29.77%)
------------------------------------------------------------------------------------------------------------------------------------

RVS VP LG CAP EQ
2005                  587,040     $0.85 to $1.35        $570,540        1.15%         0.55% to 1.25%      5.59%     to   4.86%
2004                  386,123     $0.80 to $1.28        $384,039        0.92%         0.55% to 1.25%      5.30%     to   4.57%
2003                  277,050     $0.76 to $1.23        $286,327        0.62%         0.55% to 1.25%     28.81%     to  28.13%
2002                  249,561     $0.59 to $0.96        $208,847        0.53%         0.55% to 1.25%    (22.37%)    to (23.20%)
2001                  243,097     $0.76 to $1.25        $279,797        0.30%         0.55% to 1.25%    (19.15%)    to (19.35%)
------------------------------------------------------------------------------------------------------------------------------------

RVS VP LG CAP VAL
2005                   11,470     $1.14 to $1.13        $ 16,462        1.60%         0.55% to 1.20%      3.96%     to   3.29%
2004                    6,542     $1.10 to $1.09        $ 10,459        1.89%         0.55% to 1.20%     10.01%(10) to   9.37%(10)
2003                       --        --       --              --          --            --       --         --             --
2002                       --        --       --              --          --            --       --         --             --
2001                       --        --       --              --          --            --       --         --             --
------------------------------------------------------------------------------------------------------------------------------------

RVS VP MID CAP GRO
2005                   87,824     $1.26 to $1.25        $107,722          --          0.55% to 1.20%      9.52%     to   8.81%
2004                   98,758     $1.15 to $1.15        $110,889          --          0.55% to 1.20%      8.50%     to   7.80%
2003                   80,060     $1.06 to $1.06        $ 83,083          --          0.55% to 1.20%     21.84%     to  20.45%
2002                   30,902     $0.87 to $0.88        $ 28,082          --          0.55% to 1.20%    (13.86%)    to (12.00%)(7)
2001                    4,765     $1.01 to $0.99        $  6,764          --          0.55% to 0.95%      1.00%(4)  to  (1.00%)(4)
------------------------------------------------------------------------------------------------------------------------------------

RVS VP MID CAP VAL
2005                   12,717     $1.20 to $1.19        $ 17,507        1.13%         0.55% to 1.20%     17.78%(13) to  17.28%(13)
2004                       --        --       --              --          --            --       --         --             --
2003                       --        --       --              --          --            --       --         --             --
2002                       --        --       --              --          --            --       --         --             --
2001                       --        --       --              --          --            --       --         --             --
------------------------------------------------------------------------------------------------------------------------------------


84 - RIVERSOURCE VARIABLE ACCOUNT 10

                                       AT DEC. 31                                   FOR THE YEAR ENDED DEC. 31
                      -------------------------------------------- -----------------------------------------------------------------
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT       EXPENSE RATIO            TOTAL RETURN
                       (000S)      LOWEST TO HIGHEST       (000S)   INCOME RATIO(1) LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
                      --------------------------------------------------------------------------------------------------------------
RVS VP NEW DIM
2005                    924,104      $0.89 to $1.61      $1,066,383      0.58%         0.55% to 1.25%      0.75%     to   0.05%
2004                  1,388,979      $0.88 to $1.61      $1,614,063      1.02%         0.55% to 1.25%      2.71%     to   1.99%
2003                  1,511,971      $0.86 to $1.58      $1,752,071      0.67%         0.55% to 1.25%     24.64%     to  23.44%
2002                  1,385,194      $0.69 to $1.28      $1,346,629      0.51%         0.55% to 1.25%    (22.47%)    to (22.89%)
2001                  1,296,185      $0.89 to $1.66      $1,709,109      0.22%         0.55% to 1.25%    (17.59%)    to (17.82%)
------------------------------------------------------------------------------------------------------------------------------------

RVS VP S&P 500
2005                    304,082      $0.88 to $1.13      $  272,014      1.40%         0.55% to 1.20%      3.83%     to   3.16%
2004                    283,879      $0.85 to $1.10      $  244,571      1.50%         0.55% to 1.20%      9.66%     to   8.95%
2003                    208,338      $0.77 to $1.01      $  163,372      1.21%         0.55% to 1.20%     26.23%     to  26.25%
2002                    134,292      $0.61 to $0.80      $   82,220      1.00%         0.55% to 1.20%    (22.78%)    to (20.00%)(7)
2001                     77,302      $0.79 to $0.79      $   60,947      0.89%         0.55% to 0.95%    (12.22%)    to (13.19%)
------------------------------------------------------------------------------------------------------------------------------------

RVS VP SELECT VAL
2005                     18,946      $1.13 to $1.11      $   24,577      0.49%         0.55% to 1.20%     (0.05%)    to  (0.69%)
2004                      9,024      $1.13 to $1.12      $   13,503      1.11%         0.55% to 1.20%     12.84%(10) to  12.18%(10)
2003                         --         --       --              --        --            --       --         --             --
2002                         --         --       --              --        --            --       --         --             --
2001                         --         --       --              --        --            --       --         --             --
------------------------------------------------------------------------------------------------------------------------------------

RVS VP SHORT DURATION
2005                    302,534      $1.24 to $1.04      $  361,417      2.89%         0.55% to 1.20%      1.02%     to   0.37%
2004                    326,084      $1.23 to $1.04      $  387,853      2.44%         0.55% to 1.20%      0.30%     to  (0.35%)
2003                    319,998      $1.22 to $1.04      $  381,318      2.30%         0.55% to 1.20%      0.83%     to   0.00%
2002                    256,041      $1.21 to $1.04      $  304,224      2.87%         0.55% to 1.20%      5.22%     to   4.00%(7)
2001                    108,068      $1.15 to $1.13      $  123,458      4.54%         0.55% to 0.95%      5.50%     to   4.63%
------------------------------------------------------------------------------------------------------------------------------------

RVS VP SM CAP ADV
2005                    116,136      $1.61 to $1.51      $  183,927        --          0.55% to 1.20%      4.25%     to   3.58%
2004                    122,818      $1.54 to $1.45      $  187,181        --          0.55% to 1.20%     17.89%     to  17.13%
2003                     90,054      $1.31 to $1.24      $  116,896        --          0.55% to 1.20%     47.19%     to  45.88%
2002                     60,353      $0.89 to $0.85      $   53,405        --          0.55% to 1.20%    (17.59%)    to (15.00%)(7)
2001                     47,516      $1.08 to $1.07      $   51,159        --          0.55% to 0.95%     (6.90%)    to  (7.76%)
------------------------------------------------------------------------------------------------------------------------------------

RVS VP SM CAP VAL
2005                    234,333      $1.61 to $1.49      $  370,927      0.21%         0.55% to 1.20%      5.19%     to   4.51%
2004                    168,145      $1.53 to $1.42      $  254,207      0.03%         0.55% to 1.20%     19.36%     to  18.58%
2003                    125,783      $1.28 to $1.20      $  159,989      0.04%         0.55% to 1.20%     37.63%     to  36.36%
2002                     77,906      $0.93 to $0.88      $   76,358      0.17%         0.55% to 1.20%    (13.08%)    to (12.00%)(7)
2001                     13,610      $1.07 to $1.07      $   18,860        --          0.55% to 0.95%      7.00%(6)  to   7.00%(6)
------------------------------------------------------------------------------------------------------------------------------------

RVS VP STRATEGY AGGR
2005                    168,281      $0.83 to $1.10      $  165,573      0.08%         0.55% to 1.25%      8.58%     to   7.82%
2004                    222,702      $0.77 to $1.02      $  203,338        --          0.55% to 1.25%      8.80%     to   8.04%
2003                    265,715      $0.71 to $0.94      $  224,303        --          0.55% to 1.25%     29.09%     to  27.03%
2002                    276,115      $0.55 to $0.74      $  183,289        --          0.55% to 1.25%    (32.10%)    to (32.73%)
2001                    316,849      $0.81 to $1.10      $  314,291      0.21%         0.55% to 1.25%    (33.61%)    to (34.13%)
------------------------------------------------------------------------------------------------------------------------------------

ROYCE MICRO-CAP
2005                     46,205      $2.83 to $2.76      $  128,705      0.53%         0.55% to 0.95%     11.00%     to  10.56%
2004                     54,526      $2.55 to $2.50      $  137,329        --          0.55% to 0.95%     13.22%     to  12.77%
2003                     54,945      $2.26 to $2.22      $  122,428        --          0.55% to 0.95%     48.68%     to  48.00%
2002                     53,109      $1.52 to $1.50      $   79,999        --          0.55% to 0.95%    (13.14%)    to (13.79%)
2001                     43,983      $1.75 to $1.74      $   76,654        --          0.55% to 0.95%     28.68%     to  28.89%
------------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE ACCOUNT 10 - 85

                                     AT DEC. 31                                      FOR THE YEAR ENDED DEC. 31
                       ----------------------------------------  ------------------------------------------------------------------
                                 ACCUMULATION UNIT
                         UNITS         VALUE         NET ASSETS    INVESTMENT        EXPENSE RATIO             TOTAL RETURN
                        (000S)   LOWEST TO HIGHEST     (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
                       ------------------------------------------------------------------------------------------------------------
LM PTNRS VAR SM CAP
GRO, CL II
2005                       104  $  1.06 to  $  1.05  $      110         --           0.55% to 1.20%       5.56%(12) to   5.45%(12)
2004                        --       --          --          --         --             --       --          --             --
2003                        --       --          --          --         --             --       --          --             --
2002                        --       --          --          --         --             --       --          --             --
2001                        --       --          --          --         --             --       --          --             --
-----------------------------------------------------------------------------------------------------------------------------------

THIRD AVE VAL
2005                    64,866  $  2.92 to  $  2.85  $  186,631       1.31%          0.55% to 0.95%      14.00%     to  13.55%
2004                    66,587  $  2.57 to  $  2.51  $  168,558       0.54%          0.55% to 0.95%      19.24%     to  18.76%
2003                    67,135  $  2.15 to  $  2.12  $  142,904       0.19%          0.55% to 0.95%      41.45%     to  41.33%
2002                    66,723  $  1.52 to  $  1.50  $  100,487       0.19%          0.55% to 0.95%     (11.11%)    to (11.24%)
2001                    59,202  $  1.71 to  $  1.69  $  100,737       0.15%          0.55% to 0.95%      13.25%     to  12.67%
-----------------------------------------------------------------------------------------------------------------------------------

VANK LIT COMSTOCK, CL
II
2005                   384,396  $  1.19 to  $  1.18  $  456,175       0.49%          0.55% to 1.20%       3.54%     to   2.87%
2004                    75,664  $  1.15 to  $  1.15  $   87,005       0.11%          0.55% to 1.20%      14.41%(10) to  13.74%(10)
2003                        --       --          --          --         --             --       --          --             --
2002                        --       --          --          --         --             --       --          --             --
2001                        --       --          --          --         --             --       --          --             --
-----------------------------------------------------------------------------------------------------------------------------------

WANGER INTL SM CAP
2005                   318,154  $  1.69 to  $  1.98  $  539,107       0.86%          0.55% to 1.20%      20.86%     to  20.08%
2004                   201,340  $  1.40 to  $  1.65  $  282,034       0.59%          0.55% to 1.20%      29.56%     to  28.72%
2003                   130,668  $  1.08 to  $  1.28  $  141,172       0.27%          0.55% to 1.20%      47.95%     to  47.13%
2002                    89,925  $  0.73 to  $  0.87  $   65,493         --           0.55% to 1.20%     (14.12%)    to (13.00%)(7)
2001                    58,884  $  0.85 to  $  0.84  $   49,945       0.00%          0.55% to 0.95%     (22.02%)    to (22.22%)
-----------------------------------------------------------------------------------------------------------------------------------

WANGER U.S. SM CO
2005                   478,752  $  1.79 to  $  1.54  $  828,367         --           0.55% to 1.20%      10.64%     to   9.93%
2004                   368,407  $  1.62 to  $  1.40  $  579,332         --           0.55% to 1.20%      17.68%     to  16.92%
2003                   261,219  $  1.37 to  $  1.20  $  351,317         --           0.55% to 1.20%      42.71%     to  41.18%
2002                   158,874  $  0.96 to  $  0.85  $  151,154         --           0.55% to 1.20%     (17.95%)    to (15.00%)(7)
2001                    88,067  $  1.17 to  $  1.15  $  102,085       0.06%          0.55% to 0.95%      11.43%     to   9.52%
-----------------------------------------------------------------------------------------------------------------------------------

WF ADV VT ASSET ALLOC
2005                    84,219  $  1.16 to  $  1.19  $   96,853       2.09%         0.55%  to    1.20%    4.41%     to   3.74%
2004                    80,918  $  1.11 to  $  1.15  $   89,406       2.16%         0.55%  to    1.20%    8.74%     to   8.04%
2003                    59,332  $  1.02 to  $  1.06  $   60,495       1.74%         0.55%  to    1.20%   21.43%     to  20.45%
2002                    28,802  $  0.84 to  $  0.88  $   24,203       2.33%         0.55%  to    1.20%  (13.40%)    to (12.00%)(7)
2001                     7,031  $  0.97 to  $  0.97  $    6,810       2.07%         0.55%  to    0.95%   (3.00%)(4) to   3.00%(4)
-----------------------------------------------------------------------------------------------------------------------------------

WF ADV VT INTL CORE
2005                    17,549  $  1.07 to  $  1.23  $   18,913       1.88%         0.55%  to    1.20%    9.07%     to   8.37%
2004                    19,728  $  0.99 to  $  1.13  $   19,596       0.23%         0.55%  to    1.20%    9.03%     to   8.32%
2003                    14,684  $  0.90 to  $  1.05  $   13,353       0.33%         0.55%  to    1.20%   30.43%     to  29.63%
2002                     7,789  $  0.69 to  $  0.81  $    5,378       0.20%         0.55%  to    1.20%  (23.33%)    to (19.00%)(7)
2001                     2,232  $  0.90 to  $  0.90  $    2,008       0.03%         0.55%  to    0.95%  (10.00%)(4) to (10.00%)(4)
-----------------------------------------------------------------------------------------------------------------------------------

WF ADV VT OPP
2005                    78,280  $  1.23 to  $  1.25  $   95,962         --          0.55%  to    1.20%    7.22%     to   6.52%
2004                    80,225  $  1.15 to  $  1.18  $   91,972         --          0.55%  to    1.20%   17.43%     to  16.67%
2003                    73,209  $  0.98 to  $  1.01  $   71,663       0.01%         0.55%  to    1.20%   36.11%     to  34.67%
2002                    47,166  $  0.72 to  $  0.75  $   34,051       0.73%         0.55%  to    1.20%  (27.27%)    to (25.00%)(7)
2001                     7,584  $  0.99 to  $  0.99  $    7,518       2.32%         0.55%  to    0.95%   (1.00%)(5) to  (1.00%)(5)
-----------------------------------------------------------------------------------------------------------------------------------


86 - RIVERSOURCE VARIABLE ACCOUNT 10

                                   AT DEC. 31                                          FOR THE YEAR ENDED DEC. 31
                       ----------------------------------------  ------------------------------------------------------------------
                                 ACCUMULATION UNIT
                         UNITS         VALUE         NET ASSETS    INVESTMENT        EXPENSE RATIO             TOTAL RETURN
                        (000S)   LOWEST TO HIGHEST     (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
                       ------------------------------------------------------------------------------------------------------------
WF ADV VT SM CAP GRO
2005                    38,139  $  0.98 to  $  1.10  $   37,471         --        0.55%    to    1.20%    5.66%     to   4.98%
2004                    42,675  $  0.93 to  $  1.05  $   39,748         --        0.55%    to    1.20%   13.15%     to  12.41%
2003                    36,312  $  0.82 to  $  0.94  $   29,921         --        0.55%    to    1.20%   41.38%     to  40.30%
2002                    18,702  $  0.58 to  $  0.67  $   10,870         --        0.55%    to    1.20%  (38.30%)    to (33.00%)(7)
2001                     4,292  $  0.94 to  $  0.94  $    4,036         --        0.55%    to    0.95%   (6.00%)(4) to  (6.00%)(4)
-----------------------------------------------------------------------------------------------------------------------------------

 (1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. These ratios are annualized for periods less than one year.

 (2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

 (3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units;
      inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of maximum to minimum values, based on the price level representing the minimum and maximum expense ratio amounts, some individual price level total returns are not within the ranges presented due to the introduction of new price levels during the year and other market factors.

 (4)  Operations commenced on May 1, 2001.

 (5)  Operations commenced on Aug. 13, 2001.

 (6)  Operations commenced on Aug. 14, 2001.

 (7)  Operations commenced on Feb. 13, 2002.

 (8)  Operations commenced on March 1, 2002.

 (9)  Operations commenced on Dec. 8, 2003.

(10)  Operations commenced on Feb. 4, 2004.

(11)  Operations commenced on Sept. 13, 2004.

(12)  Operations commenced on Nov. 1, 2005.

(13)  Operations commenced on May 2, 2005.

RIVERSOURCE VARIABLE ACCOUNT 10 - 87

IDS Life Insurance Company
------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY

We have audited the accompanying Consolidated Balance Sheets of IDS Life Insurance Company (a wholly-owned subsidiary of Ameriprise Financial, Inc.) as of December 31, 2005 and 2004, and the related Consolidated Statements of Income, Stockholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of IDS Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the Consolidated Financial Statements, in 2004 IDS Life Insurance Company adopted the provisions of the American Institute of Certified Public Accountants' Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" and in 2003 adopted the provisions of Financial Accounting Standards Board Interpretation No. 46 (revised December
2003), "Consolidation of Variable Interest Entities."


                                                 /s/ Ernst & Young LLP
                                                 --------------------------
                                                     Ernst & Young LLP


Minneapolis, Minnesota
February 27, 2006



88 - RIVERSOURCE VARIABLE ACCOUNT 10

IDS Life Insurance Company
------------------------------------------------------------------------------

CONSOLIDATED BALANCE SHEETS

DECEMBER 31, (THOUSANDS, EXCEPT SHARE DATA)                                                                 2005          2004
ASSETS
Investments:
Available-for-Sale:
   Fixed maturities, at fair value (amortized cost: 2005, $27,817,021; 2004, $27,400,640)              $ 27,753,174   $ 28,131,195
   Preferred and common stocks, at fair value (cost: 2005, $13; 2004, $30,019)                                   21         31,256
Mortgage loans on real estate, at cost (less allowance for loan losses: 2005, $41,347;
2004, $45,347)                                                                                            2,842,362      2,923,542
Policy loans                                                                                                605,212        588,574
Trading securities and other investments                                                                    547,668        802,096
-----------------------------------------------------------------------------------------------------------------------------------
     Total investments                                                                                   31,748,437     32,476,663

Cash and cash equivalents                                                                                   233,589        131,427
Restricted cash                                                                                                  --        535,821
Reinsurance recoverables                                                                                    982,521        876,408
Amounts due from brokers                                                                                      4,166          7,109
Other accounts receivable                                                                                    62,930         52,527
Accrued investment income                                                                                   328,567        351,522
Deferred policy acquisition costs                                                                         4,035,879      3,637,956
Deferred sales inducement costs                                                                             370,166        302,997
Other assets                                                                                                220,371        186,003
Separate account assets                                                                                  37,929,960     32,454,032
-----------------------------------------------------------------------------------------------------------------------------------
     Total assets                                                                                      $ 75,916,586   $ 71,012,465
===================================================================================================================================

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
Future policy benefits:
   Fixed annuities                                                                                     $ 26,126,068   $ 26,978,596
   Variable annuity guarantees                                                                               29,550         32,955
   Universal life insurance                                                                               3,711,628      3,689,639
   Traditional life insurance                                                                               298,479        271,516
   Disability income and long-term care insurance                                                         2,145,969      1,942,656
Policy claims and other policyholders' funds                                                                 90,233         69,884
Amounts due to brokers                                                                                       31,772        162,609
Deferred income taxes, net                                                                                    9,099        141,202
Other liabilities                                                                                           381,938        363,821
Separate account liabilities                                                                             37,929,960     32,454,032
-----------------------------------------------------------------------------------------------------------------------------------
     Total liabilities                                                                                   70,754,696     66,106,910
-----------------------------------------------------------------------------------------------------------------------------------

Stockholder's equity:
   Capital stock, $30 par value; 100,000 shares authorized, issued and outstanding                            3,000          3,000
   Additional paid-in capital                                                                             2,020,388      1,370,388
   Retained earnings                                                                                      3,269,206      3,190,474
   Accumulated other comprehensive (loss) income, net of tax:
     Net unrealized securities (losses) gains                                                               (90,632)       370,615
     Net unrealized derivative losses                                                                       (40,072)       (28,922)
-----------------------------------------------------------------------------------------------------------------------------------
   Total accumulated other comprehensive (loss) income                                                     (130,704)       341,693
-----------------------------------------------------------------------------------------------------------------------------------
     Total stockholder's equity                                                                           5,161,890      4,905,555
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities and stockholder's equity                                                             $ 75,916,586   $ 71,012,465
===================================================================================================================================

See Notes to Consolidated Financial Statements.



RIVERSOURCE VARIABLE ACCOUNT 10 - 89

IDS Life Insurance Company
------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF INCOME

YEARS ENDED DECEMBER 31, (THOUSANDS)                                       2005           2004            2003
REVENUES
Premiums:
   Traditional life insurance                                          $     74,751    $    68,335    $    64,890
   Disability income and long-term care insurance                           295,084        283,608        284,111
------------------------------------------------------------------------------------------------------------------
     Total premiums                                                         369,835        351,943        349,001
Net investment income                                                     1,791,324      1,777,446      1,705,185
Contractholder and policyholder charges                                     577,159        554,344        530,190
Mortality and expense risk and other fees                                   488,633        430,320        390,516
Net realized gain on investments                                             48,296         27,292          4,445
------------------------------------------------------------------------------------------------------------------
     Total revenues                                                       3,275,247      3,141,345      2,979,337
------------------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES
Death and other benefits:
   Traditional life insurance                                                41,550         36,843         38,870
   Investment contracts and universal life-type insurance                   232,816        227,664        209,065
   Disability income and long-term care insurance                            75,864         67,261         57,339
Increase (decrease) in liabilities for future policy benefits:
   Traditional life insurance                                                 4,638          1,381         (2,401)
   Disability income and long-term care insurance                           141,286        123,289        142,532
Interest credited to account values                                       1,110,425      1,127,875      1,242,020
Amortization of deferred policy acquisition costs                           315,882        260,778        264,308
Separation costs                                                            121,264             --             --
Other insurance and operating expenses                                      591,133        503,872        453,065
------------------------------------------------------------------------------------------------------------------
   Total benefits and expenses                                            2,634,858      2,348,963      2,404,798
------------------------------------------------------------------------------------------------------------------
Income before income tax provision and accounting change                    640,389        792,382        574,539
Income tax provision                                                        181,657        226,177         66,945
------------------------------------------------------------------------------------------------------------------
Income before accounting change                                             458,732        566,205        507,594
Cumulative effect of accounting change, net of tax                               --        (70,568)        44,463
------------------------------------------------------------------------------------------------------------------
Net income                                                             $    458,732    $   495,637    $   552,057
==================================================================================================================

See Notes to Consolidated Financial Statements.



90 - RIVERSOURCE VARIABLE ACCOUNT 10

IDS Life Insurance Company
------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, (THOUSANDS)                                                   2005           2004          2003
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                         $    458,732   $   495,637   $    552,057
Adjustments to reconcile net income to net cash provided by
(used in) operating activities:
   Cumulative effect of accounting change, net of tax                                        --        70,568        (44,463)
   Amortization of deferred policy acquisition costs                                    315,882       260,778        264,308
   Amortization of deferred sales inducement costs                                       40,332        33,825         23,968
   Capitalization of deferred policy acquisition costs                                 (632,743)     (533,842)      (516,928)
   Capitalization of deferred sales inducement costs                                    (94,319)      (70,860)       (71,839)
   Amortization of premium, net                                                          83,152        92,617        160,862
   Deferred income taxes                                                                122,264        70,574        (30,714)
   Policyholder and contractholder charges, non-cash                                   (231,503)     (231,611)      (234,098)
   Net realized gain on investments                                                     (48,296)      (27,292)        (4,445)
   Net realized gain on trading securities and equity method investments in
   hedge funds                                                                          (24,037)      (37,460)       (30,400)
Change in operating assets and liabilities:
   Trading securities and equity method investments in hedge funds, net                 246,828         6,788       (358,200)
   Future policy benefits for traditional life, disability income and
   long-term care insurance                                                             230,276       235,327        265,233
   Policy claims and other policyholders' funds                                          20,349         1,973        (17,489)
   Policy loans, excluding universal life-type insurance:
     Repayment                                                                           35,996        37,592         43,596
     Issuance                                                                           (38,688)      (39,230)       (34,490)
   Reinsurance recoverables                                                            (106,113)     (121,894)      (121,004)
   Other accounts receivable                                                            (10,403)       15,895        (12,177)
   Accrued investment income                                                             22,955         3,852        (64,359)
   Other assets and liabilities, net                                                     38,782       (12,765)      (130,066)
-----------------------------------------------------------------------------------------------------------------------------
     Net cash provided by (used in) operating activities                                429,446       250,472       (360,648)
-----------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
   Sales                                                                              3,124,154     1,603,285     12,232,235
   Maturities, sinking fund payments and calls                                        2,241,829     1,931,070      4,152,088
   Purchases                                                                         (5,780,183)   (4,392,522)   (20,527,995)
Other investments, excluding policy loans:
   Sales, maturities, sinking fund payments and calls                                   652,831       690,333        621,163
   Purchases                                                                           (542,610)     (402,235)      (438,336)
   Change in amounts due to and from brokers, net                                      (127,894)      (71,415)    (3,261,601)
Change in restricted cash                                                               535,821       298,627             --
-----------------------------------------------------------------------------------------------------------------------------
     Net cash provided by (used in) investing activities                                103,948      (342,857)    (7,222,446)
-----------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
Activity related to investment contracts and universal life-type insurance:
   Considerations received                                                            1,532,282     2,350,426      4,267,115
   Interest credited to account values                                                1,110,425     1,127,875      1,242,020
   Surrenders and other benefits                                                     (3,329,993)   (2,715,847)    (2,235,889)
Universal life-type insurance policy loans:
   Repayment                                                                             89,322        84,281         85,760
   Issuance                                                                            (103,268)      (93,217)       (81,740)
Capital contribution from Ameriprise Financial, Inc.                                    650,000            --        282,061
Cash dividend to Ameriprise Financial, Inc.                                            (380,000)     (930,000)            --
-----------------------------------------------------------------------------------------------------------------------------
     Net cash (used in) provided by financing activities                               (431,232)     (176,482)     3,559,327
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash and cash equivalents                                    102,162      (268,867)    (4,023,767)
Cash and cash equivalents at beginning of year                                          131,427       400,294      4,424,061
-----------------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of year                                           $    233,589   $   131,427   $    400,294
=============================================================================================================================

Supplemental disclosures:
   Income taxes paid                                                               $     95,794   $   196,397   $    103,034
   Interest paid on borrowings                                                     $        364   $       411   $      2,926
   Non-cash ownership transfer of net assets of American Express Corporation
   to Ameriprise Financial, Inc. in 2003                                           $         --   $        --   $    282,061

See Notes to Consolidated Financial Statements.



RIVERSOURCE VARIABLE ACCOUNT 10 - 91

IDS Life Insurance Company
------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                                       ADDITIONAL                 ACCUMULATED OTHER
                                                                          CAPITAL       PAID-IN      RETAINED       COMPREHENSIVE
FOR THE THREE YEARS ENDED DECEMBER 31, 2005 (THOUSANDS)      TOTAL         STOCK        CAPITAL      EARNINGS       INCOME (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Balances at December 31, 2002                             $ 4,944,251   $     3,000   $ 1,088,327   $ 3,354,841     $   498,083
Comprehensive income:
   Net income                                                 552,057            --            --       552,057              --
   Change in unrealized holding losses on securities,
      net                                                     (90,695)           --            --            --         (90,695)
   Change in unrealized derivative losses, net                 (7,777)           --            --            --          (7,777)
                                                          -----------
   Total comprehensive income                                 453,585            --            --            --              --
Capital contribution                                          282,061            --       282,061            --              --
Non-cash dividend of American Express Corporation to
   Ameriprise Financial, Inc.                                (282,061)           --            --      (282,061)             --
-----------------------------------------------------------------------------------------------------------------------------------

Balances at December 31, 2003                               5,397,836         3,000     1,370,388     3,624,837         399,611
Comprehensive income:
   Net income                                                 495,637            --            --       495,637              --
   Change in unrealized holding losses on securities,
      net                                                     (34,841)           --            --            --         (34,841)
   Change in unrealized derivative losses, net                (23,077)           --            --            --         (23,077)
                                                          -----------
   Total comprehensive income                                 437,719            --            --            --              --
Cash dividends to Ameriprise Financial, Inc.                 (930,000)           --            --      (930,000)             --
-----------------------------------------------------------------------------------------------------------------------------------

Balances at December 31, 2004                               4,905,555         3,000     1,370,388     3,190,474         341,693
Comprehensive loss:
   Net income                                                 458,732            --            --       458,732              --
   Change in unrealized holding losses on securities,
      net                                                    (461,247)           --            --            --        (461,247)
   Change in unrealized derivative losses, net                (11,150)           --            --            --         (11,150)
                                                          -----------
   Total comprehensive loss                                   (13,665)           --            --            --              --
Capital contribution from Ameriprise Financial, Inc.          650,000            --       650,000            --              --
Cash dividend to Ameriprise Financial, Inc.                  (380,000)           --            --      (380,000)             --
-----------------------------------------------------------------------------------------------------------------------------------
Balances at December 31, 2005                             $ 5,161,890   $     3,000   $ 2,020,388   $ 3,269,206     $  (130,704)
===================================================================================================================================

See Notes to Consolidated Financial Statements.



92 - RIVERSOURCE VARIABLE ACCOUNT 10

IDS Life Insurance Company
------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF BUSINESS

IDS Life Insurance Company is a stock life insurance company with four wholly-owned operating subsidiaries: IDS Life Insurance Company of New York, American Partners Life Insurance Company, American Enterprise Life Insurance Company and American Centurion Life Assurance Company. IDS Life Insurance Company is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

o IDS Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. IDS Life Insurance Company issues insurance and annuity products.

o American Enterprise Life Insurance Company (American Enterprise Life) is a stock life insurance company domiciled in Indiana, which holds Certificates of Authority in the District of Columbia and all states except New York. American Enterprise Life issues fixed and variable annuity contracts primarily through regional and national financial institutions and regional and/or independent broker-dealers. (In past years, American Enterprise Life issued a nominal number of variable universal life contracts.)

o American Partners Life Insurance Company (American Partners Life) is a stock life insurance company domiciled in Arizona, which holds Certificates of Authority in the District of Columbia and all states except New York and New Hampshire. American Partners Life markets annuity products directly to customers, generally persons holding an American Express(R) Card.

o IDS Life Insurance Company of New York (IDS Life of New York) is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York and North Dakota. IDS Life of New York issues insurance and annuity products.

o American Centurion Life Assurance Company (American Centurion Life) is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York, Alabama and Delaware. American Centurion Life issues fixed and variable annuity contracts primarily through financial institutions and independent broker-dealers. American Centurion Life also markets annuity products directly, generally to persons holding an American Express(R) Card.

IDS Life Insurance Company also owns IDS REO 1, LLC, IDS REO 2, LLC and American Enterprise REO 1, LLC which hold real estate investments. IDS Life Insurance Company and its seven subsidiaries are referred to collectively as "IDS Life".

Prior to August 1, 2005, Ameriprise Financial was referred to as American Express Financial Corporation. On February 1, 2005 American Express Company (American Express) announced its intention to pursue the disposition of 100% of its shareholding in what is now Ameriprise Financial (the Separation) through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and distribution of common shares to American Express shareholders (the Distribution). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the separation of its business and to define the responsibility for obligations arising before and after the date of the Distribution, including, among others, obligations relating to transition services, taxes, and employees. IDS Life was allocated certain separation and Distribution-related expenses incurred as a result of Ameriprise Financial becoming an independent company. Cumulatively, the expenses incurred and allocated to IDS Life are significant to IDS Life. IDS Life received a capital contribution of $650 million from Ameriprise Financial during the third quarter of 2005 to support its current financial strength ratings and to cover the allocated separation costs.

IDS Life's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. IDS Life's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, IDS Life has the option of paying a higher rate set at its discretion. In addition, persons owning one type of annuity may have their interest calculated based on an increase in a broad-based stock market index. IDS Life also offers variable annuities, including the RiverSource Retirement Advisor Advantage Plus(SM) Variable Annuity and the RiverSource Retirement Advisor Select Plus(SM) Variable Annuity. Life insurance products currently offered by IDS Life include universal life (fixed and variable, single life and joint life), single premium life, whole life and term products. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. IDS Life also markets disability income (DI) insurance. Although IDS Life discontinued issuance of long-term care (LTC) insurance at the end of 2002, IDS Life retains risk on a large block of existing contracts, 50% of which are reinsured. In May 2003, IDS Life began outsourcing claims administration.



RIVERSOURCE VARIABLE ACCOUNT 10 - 93

IDS Life Insurance Company
------------------------------------------------------------------------------

Under IDS Life's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include IDS Life's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.

BASIS OF PRESENTATION

The accompanying Consolidated Financial Statements include the accounts of IDS Life Insurance Company, its wholly-owned subsidiaries and certain variable interest entities (VIEs). All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying Consolidated Financial Statements have been prepared in conformity with United States generally accepted accounting principles (GAAP) which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 7. Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

PRINCIPLES OF CONSOLIDATION

IDS Life consolidates all non-variable interest entities in which it holds a greater than 50% voting interest, except for immaterial seed money investments in separate accounts, which are accounted for as trading securities. Entities in which IDS Life holds a greater than 20% but less than 50% voting interest are accounted for under the equity method. Additionally, other investments in hedge funds in which IDS Life holds an interest that is less than 50% are accounted for under the equity method. All other investments are accounted for under the cost method where IDS Life owns less than a 20% voting interest and does not exercise significant influence, or as Available-for-Sale securities, as applicable.

IDS Life also consolidates all VIEs for which it is considered to be the primary beneficiary pursuant to Financial Accounting Standards Board (FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities," as revised (FIN 46). The determination as to whether an entity is a VIE is based on the amount and characteristics of the entity's equity. In general, FIN 46 requires a VIE to be consolidated when an enterprise has a variable interest for which it is deemed to be the primary beneficiary, which means that it will absorb a majority of the VIEs expected losses, receive a majority of the VIEs expected residual return, or both. IDS Life liquidated its interest in all consolidated VIEs during 2004 and 2005 resulting in no consolidated VIEs as of December 31, 2005.

Qualifying Special Purpose Entities (QSPEs) under Statement of Financial Accounting Standard (SFAS) No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," are not consolidated. Such QSPEs include a securitization trust containing a majority of its rated collateralized debt obligations (CDOs), as described in Note 2. IDS Life sold all of its retained interest in this securitization trust in 2005.

BALANCE SHEET

INVESTMENTS

Investments consist of the following:

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value on the Consolidated Balance Sheets with unrealized gains (losses) recorded in accumulated other comprehensive income (loss) within equity, net of income tax provision (benefit) and net of adjustments in asset and liability balances, such as deferred policy acquisition costs (DAC), to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include issuer downgrade, default or bankruptcy. IDS Life also considers the extent to which amortized cost exceeds fair value, the duration of that difference, and management's judgment about the issuer's current and prospective financial condition, as well as its ability and intent to hold until recovery. Other-than-temporary impairment charges are recorded in net realized gains (losses) on investments within the Consolidated Statements of Income. Fair value is generally based on quoted market prices.



94 - RIVERSOURCE VARIABLE ACCOUNT 10

IDS Life Insurance Company
------------------------------------------------------------------------------

Mortgage Loans on Real Estate, Net

Mortgage loans on real estate reflect principal amounts outstanding less allowance for mortgage loan losses. The allowance for mortgage loan losses is measured as the excess of the loan's recorded investment over the present value of its expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. Additionally, the level of the allowance for mortgage loan losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the allowance for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

IDS Life generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy Loans

Policy loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

Trading Securities and Other Investments

Included in trading securities and other investments are hedge fund investments, separate account seed money, syndicated loans and real estate. Separate account seed money is carried at fair market value with changes in value recognized in the Consolidated Statements of Income within net investment income. The carrying value of equity method investments in hedge funds reflects IDS Life's original investment and its share of earnings or losses of the hedge funds subsequent to the date of investment, and approximate fair value. Syndicated loans reflect amortized cost less allowance for losses. Real estate investments reflect properties acquired in satisfaction of debt and are carried at the lower of cost or the property's net realizable value.

CASH AND CASH EQUIVALENTS

IDS Life has defined cash equivalents to include highly liquid investments with original maturities of 90 days or less.

RESTRICTED CASH

As a result of the adoption of FIN 46 in 2003, IDS Life consolidated restricted cash held by secured loan trusts (SLTs) where such cash cannot be utilized for operations. The SLTs were liquidated in 2004 and 2005.

REINSURANCE

IDS Life reinsures a portion of the insurance risks associated with its life and LTC insurance products through reinsurance agreements with unaffiliated insurance companies. Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. IDS Life evaluates the financial condition of reinsurers to manage its exposure to significant losses from reinsurer insolvencies. IDS Life remains primarily liable as the direct insurer on all risks reinsured.

Generally, IDS Life reinsures 90% of the death benefit liability related to fixed and variable universal life and term life insurance products. IDS Life began reinsuring risks at this level beginning in 2001 for term life insurance and 2002 for variable and universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. The maximum amount of life insurance risk retained by IDS Life is $750,000 on any policy insuring a single life and $1.5 million on any flexible premium survivorship variable life policy. For existing LTC policies, IDS Life retained 50% of the risk and the remaining 50% of the risk was ceded to General Electric Capital Assurance Company. Risk on variable life and universal life policies is reinsured on a yearly renewable term basis. Risk on recent term life and LTC policies is reinsured on a coinsurance basis.

IDS Life retains all risk for new claims on DI contracts. Risk is currently managed by limiting the amount of disability insurance written on any one individual. IDS Life also retains all accidental death benefit and waiver of premium risk.

DEFERRED POLICY ACQUISITION COSTS

DAC represents the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and life, DI and LTC insurance products. These costs are deferred to the extent they are recoverable from future profits. For annuity and insurance products, DAC is amortized over periods approximating the lives of the business, generally as a percentage of premiums or estimated gross profits or as a portion of product interest margins depending on the product's characteristics.

For IDS Life's annuity and insurance products, the projections underlying the amortization of DAC require the use of certain assumptions, including interest margins, mortality and morbidity rates, persistency, maintenance expense levels and customer asset value growth rates for variable products. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. The rate is net of asset fees and anticipates a blend of equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a quarterly basis.



RIVERSOURCE VARIABLE ACCOUNT 10 - 95

IDS Life Insurance Company
------------------------------------------------------------------------------

Management monitors other principal DAC assumptions, such as interest margin, mortality and morbidity rates, persistency and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an increase in DAC amortization expense while a decrease in amortization percentage will result in a decrease in DAC amortization expense. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

DEFERRED SALES INDUCEMENT COSTS

Deferred sales inducement costs (DSIC) consist of bonus interest credits and deposit credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. These costs were previously included in DAC and were reclassified as part of the adoption of the American Institute of Certified Public Accountants (AICPA) Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.

DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are classified on the Consolidated Balance Sheets at fair value within other assets or liabilities. The fair value of IDS Life's derivative financial instruments is determined using either market quotes or valuation models that are based upon the net present value of estimated future cash flows and incorporate current market data inputs. In certain instances, the fair value includes structuring costs incurred at the inception of the transaction. The accounting for the change in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any.

For derivative financial instruments that qualify as cash flow hedges, the effective portions of the gain or loss on the derivative instruments are recorded in accumulated other comprehensive income (loss) and reclassified into earnings when the hedged item or transactions impact earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported currently in earnings as a component of net investment income. If a hedge is no longer designated or is terminated prior to maturity, the amount previously recorded in accumulated other comprehensive income (loss) is recognized into earnings over the period that the hedged item impacts earnings. For any hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in accumulated other comprehensive income (loss) are recognized into earnings immediately.

Derivative financial instruments that are entered into for hedging purposes are designated as such at the time that IDS Life enters into the contract. For all derivative financial instruments that are designated for hedging activities, IDS Life formally documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also formally documents its risk management objectives and strategies for entering into the hedge transactions. IDS Life formally assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the cash flows of hedged items. If it is determined that a derivative is not highly effective as a hedge, IDS Life will discontinue the application of hedge accounting. See
Note 10 for information regarding the cash flow hedges used by IDS Life.

IDS Life currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133). For derivative financial instruments that do not qualify for hedge accounting, or are not designated under SFAS 133 as hedges, changes in fair value are reported in current period earnings generally as a component of net investment income. See the "Derivatives Not Designated as Hedges" section of Note 10 which describes the types of economic hedges used by IDS Life.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities are funds held for exclusive benefit of variable annuity contractholders and variable life insurance policyholders. IDS Life receives mortality and expense risk and other fees, including payments from its affiliate, RiverSource Investments, LLC for providing certain sponsor and related servicing activity, which are based on asset levels, guaranteed minimum death benefit (GMDB) fees and cost of insurance charges from the related accounts. In addition, IDS Life also receives marketing and administrative support payments from the affiliates of other companies' funds included as investment options in its variable annuity and variable life insurance products, which vary based on the level of variable assets. Prior to the fourth quarter of 2003, these fees included investment advisory fees as IDS Life served as the investment manager for affiliate variable portfolio mutual funds. In the fourth quarter of 2003, Ameriprise Financial replaced IDS Life as the investment manager and assumed these duties for the mutual funds and retained IDS Life to provide underlying sponsor and related services. At that time, IDS Life began receiving internal allocation fees from Ameriprise Financial as compensation for providing these



96 - RIVERSOURCE VARIABLE ACCOUNT 10

IDS Life Insurance Company
------------------------------------------------------------------------------

non-investment advisory services. In the fourth quarter of 2005, RiverSource Investments, LLC replaced Ameriprise Financial as the investment manager. As a result, IDS Life now receives internal allocation payments as compensation from RiverSource Investments, LLC for providing these non-investment advisory services.

IDS Life provides contractual mortality assurances to variable annuity contractholders that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. IDS Life makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. IDS Life also guarantees that the rates at which administrative charges are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, IDS Life guarantees that the rates at which insurance charges and administrative charges are deducted from contract funds will not exceed contractual maximums.

LIABILITIES FOR FUTURE POLICY BENEFITS AND CLAIMS

Fixed Annuities and Variable Annuity Guarantees

Liabilities for fixed and variable deferred annuities are equal to accumulation values which are the cumulative gross deposits, credited interest and fund performance less withdrawals and mortality and expense risk charges.

The majority of the variable annuity contracts offered by IDS Life contain GMDB provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. IDS Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings. These are referred to as gain gross-up (GGU) benefits. In addition, IDS Life offers contracts containing guaranteed minimum withdrawal benefit (GMWB), guaranteed minimum income benefit (GMIB) and guaranteed minimum accumulation benefit (GMAB) provisions.

Effective January 1, 2004, liabilities for GMDB, GGU and GMIB benefits have been established under SOP 03-1. Actuarial models to simulate various equity market scenarios are used to project these benefits and contract assessments and include making significant assumptions related to customer asset value growth rates, mortality, persistency and investment margins. These assumptions, as well as their periodic review by management, are consistent with those used for DAC purposes. Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. See the "Recently Issued Accounting Standards" section below and Note 5 for more information about these guaranteed benefits.

GMWB and GMAB provisions are considered embedded derivatives under SFAS 133 and, accordingly, are carried at fair value within future policy benefits for variable annuity guarantees on the Consolidated Balance Sheets. The fair value of these embedded derivatives is based on the present value of future benefits less applicable fees charged for the provision. Changes in fair value are reflected in death and other benefits for investment contracts and universal life-type insurance within the Consolidated Statements of Income.

Liabilities for equity indexed deferred annuities issued in 1999 or later are equal to the accumulation of host contract values covering guaranteed benefits and the market value of embedded equity options. Liabilities for equity indexed deferred annuities issued before 1999 are equal to the present value of guaranteed benefits and the intrinsic value of index-based benefits. Accounting for equity indexed deferred annuities issued before 1999 differs from those issued in 1999 and later due to the treatment of embedded equity options within the contracts. Embedded equity options are considered embedded derivatives under SFAS 133. However, SFAS 133 allowed companies to elect whether to separately account for embedded derivatives which are part of contracts issued prior to January 1, 1999. IDS Life elected not to separately account for embedded derivatives related to contracts issued prior to January 1, 1999.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2005, depending on year of issue, with an average rate of approximately 6.0%.

Life, Disability Income and Long-Term Care Policies

Liabilities for insurance claims that have been reported but have not yet been paid (unpaid claim liabilities) are equal to the death benefits payable under the policies. For DI and LTC claims, unpaid claim liabilities are equal to benefit amounts due and accrued including the expense of reviewing claims and making benefit payment determinations. Liabilities for claims that have been incurred but not reported are estimated based on periodic analysis of the actual lag between when a claim occurs and when it is reported. Where applicable, amounts recoverable from other insurers who share in the risk of the products offered (reinsurers) are separately recorded as receivables.



RIVERSOURCE VARIABLE ACCOUNT 10 - 97

IDS Life Insurance Company
------------------------------------------------------------------------------

Liabilities for fixed and variable universal life insurance are equal to accumulation values which are the cumulative gross deposits, credited interest, and fund performance less withdrawals and mortality and expense risk charges. Liabilities for future benefits on term and whole life insurance are based on the net level premium method, using anticipated premium payments, mortality rates, policy persistency and interest rates earned on the assets supporting the liability. Anticipated mortality rates are based on established industry mortality tables, with modifications based on IDS Life's experience. Anticipated policy premium payments and persistency rates vary by policy form, issue age and policy duration. Anticipated interest rates range from 4% to 10% at December 31, 2005, depending on policy form, issue year and policy duration. IDS Life issues only non-participating life insurance policies, which do not pay dividends to policyholders from the insurers' earnings.

Liabilities for future policy benefits include both policy reserves and claim reserves on DI and LTC products. Policy reserves are the amounts needed to meet obligations for future claims and are based on the net level premium method, using anticipated premium payments and morbidity, mortality, policy persistency and discount rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for DI policies, occupation class. Anticipated discount rates for DI policy reserves are 7.5% at policy issue and grade to 5% over 5 years. Anticipated discount rates for LTC policy reserves are currently 5.3% at December 31, 2005 grading up to 9.4% over 40 years.

Claim reserves on DI and LTC products are the amounts needed to meet obligations for continuing claim payments on already incurred claims. Claim reserves are calculated based on claim continuance tables which estimate the likelihood that an individual will continue to be eligible for benefits and anticipated interest rates earned on assets supporting the reserves. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both DI and LTC range from 3.0% to 8.0% at December 31, 2005, with an average rate of approximately 4.9%.

REVENUES AND EXPENSES

IDS Life's principal sources of revenue include premium revenues, net investment income, contractholder and policyholder charges and mortality and expense risk and other fees.

Premium Revenues

Premium revenues include premiums on traditional life, DI and LTC insurance products. Such premiums are recognized as revenue when due.

Net Investment Income

Net investment income predominantly consists of interest income earned on fixed maturity securities classified as Available-for-Sale, mortgage loans on real estate and policy loans, mark-to-market of trading securities and hedges on equity indexed annuities and GMWB, and allocated income from equity method investments in hedge funds. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, excluding structured securities, and mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Contractholder and Policyholder Charges

Contractholder and policyholder charges include certain charges assessed on annuities and fixed and variable universal life insurance, such as cost of insurance and administrative and surrender charges. Cost of insurance charges on fixed and variable universal life insurance are recognized as revenue when earned, whereas contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

Mortality and Expense Risk and Other Fees

Mortality and expense risk and other fees include risk, management and administration fees, which are generated directly and indirectly from IDS Life's separate account assets. IDS Life's management and other fees are generally computed as a contractual rate based on the underlying asset values and are generally received monthly.

Net Realized Gain (Loss) on Investments

Realized gains and losses are recognized using the specific identification method, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

Separation Costs

During 2005, Ameriprise Financial developed an allocation policy for separation costs resulting in the allocation of certain costs to IDS Life that it considered to be a reasonable reflection of separation costs benefiting IDS Life. Separation costs generally consist of allocated financial advisor and employee retention program costs, re-branding and marketing costs and costs to separate and reestablish technology platforms related to the separation and Distribution of Ameriprise Financial.



98 - RIVERSOURCE VARIABLE ACCOUNT 10

IDS Life Insurance Company
------------------------------------------------------------------------------

Income Taxes

IDS Life's taxable income is included in the consolidated federal income tax return of American Express through September 30, 2005. IDS Life will file a separate consolidated life insurance company federal income tax return for five tax years following the Distribution including the period October 1, 2005 through December 31, 2005. IDS Life provides for income taxes based on the net amount of income taxes that it expects to pay or receive from various taxing jurisdictions in connection with its operations.

RECENTLY ISSUED ACCOUNTING STANDARDS

On November 3, 2005, the Financial Accounting Standards Board (FASB) issued FASB Staff Position (FSP) FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." FSP FAS 115-1 and FAS 124-1 address the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary and the measurement of loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. FSP FAS 115-1 and FAS 124-1 are effective for reporting periods beginning after December 15, 2005. IDS Life anticipates the impact of FSP FAS 115-1 and FAS 124-1 on IDS Life's consolidated results of operations and financial condition will not be material.

In September 2005, the AICPA issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. IDS Life is currently evaluating the impact of SOP 05-1 on IDS Life's consolidated results of operations and financial condition.

In May 2005, the FASB issued SFAS 154, "Accounting Changes and Error Corrections" (SFAS 154). This statement replaces APB Opinion No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements" and changes the requirements for the accounting for and reporting of a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. IDS Life does not anticipate SFAS 154 will materially impact its Consolidated Financial Statements upon its adoption on January 1, 2006.

In June 2004, the FASB issued FSP No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments (SFAS No. 97), Permit or Require Accrual of an Unearned Revenue Liability" (FSP 97-1). The implementation of SOP 03-1 raised a question regarding the interpretation of the requirements of SFAS No. 97 concerning when it is appropriate to record an unearned revenue liability. FSP 97-1 clarifies that SFAS No. 97 is clear in its intent and language, and requires the recognition of an unearned revenue liability for amounts that have been assessed to compensate insurers for services to be performed over future periods. SOP 03-1 describes one situation, when assessments result in profits followed by losses, where an unearned revenue liability is required. SOP 03-1 does not amend SFAS No. 97 or limit the recognition of an unearned revenue liability to the situation described in SOP 03-1. The guidance in FSP 97-1 is effective for financial statements for fiscal periods beginning after June 18, 2004. The adoption of FSP 97-1 did not have a material impact on IDS Life's consolidated results of operations or financial condition.

In July 2003, the AICPA issued SOP 03-1 effective for fiscal years beginning after December 15, 2003. SOP 03-1 provides guidance on separate account presentation and accounting for interests in separate accounts. Additionally, SOP 03-1 provides clarifying guidance as to the recognition of bonus interest and other sales inducement benefits and the presentation of any deferred amounts in the financial statements. Lastly, SOP 03-1 requires insurance enterprises to establish additional liabilities for benefits that may become payable under variable annuity death benefit guarantees or other insurance or annuity contract provisions. Where an additional liability is established, the recognition of this liability will then be considered in amortizing DAC and any DSIC associated with those insurance or annuity contracts.

The adoption of SOP 03-1 as of January 1, 2004, resulted in a cumulative effect of accounting change that reduced 2004 results by $70.6 million ($108.6 million pretax). The cumulative effect of accounting change consisted of: (i) $42.9 million pretax from establishing additional liabilities for certain variable annuity guaranteed benefits ($32.8 million) and from considering these liabilities in valuing DAC and DSIC associated with those contracts ($10.1 million) and (ii) $65.7 million pretax from establishing



RIVERSOURCE VARIABLE ACCOUNT 10 - 99

IDS Life Insurance Company
------------------------------------------------------------------------------

additional liabilities for certain variable universal life and single pay universal life insurance contracts under which contractual cost of insurance charges are expected to be less than future death benefits ($92 million) and from considering these liabilities in valuing DAC associated with those contracts ($26.3 million offset). Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. IDS Life's accounting for separate accounts was already consistent with the provisions of SOP 03-1 and, therefore, there was no impact related to this requirement.

The AICPA released a series of technical practice aids (TPAs) in September 2004, which provide additional guidance related to, among other things, the definition of an insurance benefit feature and the definition of policy assessments in determining benefit liabilities, as described within SOP 03-1. The TPAs did not have a material effect on IDS Life's calculation of liabilities that were recorded in the first quarter of 2004 upon adoption of SOP 03-1.

In January 2003, the FASB issued FIN 46, which addresses consolidation by business enterprises of VIEs and was subsequently revised in December 2003. The VIEs primarily impacted by FIN 46, which IDS Life consolidated as of December 31, 2003, relate to three SLTs, which were managed by an affiliate and partially owned by IDS Life. The consolidation of the three SLTs partially owned by IDS Life and managed by an affiliate, resulted in a cumulative effect of accounting change that increased 2003 net income through a non-cash gain of $44.5 million ($68.4 million pretax). The Company liquidated its interest in all consolidated VIEs during 2004 and 2005. See Note 3 for further discussion of consolidated VIEs.

2. INVESTMENTS

AVAILABLE-FOR-SALE SECURITIES

Available-for-Sale securities at December 31, 2005 are distributed by type as presented below:
------------------------------------------------------------------------------

                                                                                              GROSS        GROSS
                                                                              AMORTIZED    UNREALIZED   UNREALIZED       FAIR
(THOUSANDS)                                                                      COST         GAINS       LOSSES        VALUE
---------------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
   Corporate debt securities                                                 $13,318,636   $  208,577   $ (198,774)  $13,328,439
   Mortgage and other asset-backed securities                                 10,804,984       45,531     (158,784)   10,691,731
   Foreign corporate bonds and obligations                                     3,148,534       67,097      (54,721)    3,160,910
   U.S. Government and agencies obligations                                      300,337       16,207       (5,282)      311,262
   State and municipal obligations                                               114,165        2,756       (3,262)      113,659
   Foreign government bonds and obligations                                      127,912       16,922         (114)      144,720
   Structured investments(a)                                                       2,453           --           --         2,453
---------------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                                        27,817,021      357,090     (420,937)   27,753,174
Preferred and common stocks                                                           13            8           --            21
---------------------------------------------------------------------------------------------------------------------------------
   Total                                                                     $27,817,034   $  357,098   $ (420,937)  $27,753,195
---------------------------------------------------------------------------------------------------------------------------------

(a)   Includes unconsolidated CDOs.

Available-for-Sale securities at December 31, 2004 are distributed by type as presented below:
------------------------------------------------------------------------------

                                                                                              GROSS        GROSS
                                                                              AMORTIZED    UNREALIZED   UNREALIZED       FAIR
(THOUSANDS)                                                                      COST        GAINS        LOSSES        VALUE
---------------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
   Corporate debt securities                                                 $13,718,138   $  531,970   $  (36,990)  $14,213,118
   Mortgage and other asset-backed securities                                  9,383,868      143,102      (30,487)    9,496,483
   Foreign corporate bonds and obligations                                     3,185,592      139,821      (14,178)    3,311,235
   U.S. Government and agencies obligations                                      330,540       15,181         (513)      345,208
   State and municipal obligations                                               114,161        3,493       (2,569)      115,085
   Foreign government bonds and obligations                                      104,442       15,507         (552)      119,397
   Structured investments(a)                                                     563,899           --      (33,230)      530,669
---------------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                                        27,400,640      849,074     (118,519)   28,131,195
Preferred and common stocks                                                       30,019        1,237           --        31,256
---------------------------------------------------------------------------------------------------------------------------------
   Total                                                                     $27,430,659   $  850,311   $ (118,519)  $28,162,451
---------------------------------------------------------------------------------------------------------------------------------

(a)   Includes unconsolidated CDOs.



100 - RIVERSOURCE VARIABLE ACCOUNT 10

IDS Life Insurance Company
------------------------------------------------------------------------------

At December 31, 2005 and 2004, fixed maturity securities, excluding net unrealized appreciation and depreciation, comprised approximately 87% of IDS Life's total investments. These securities are rated by Moody's Investors Service, Inc. (Moody's) and Standard & Poor's (S&P), except for approximately $1.0 billion of securities at both December 31, 2005 and 2004 which are rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade securities are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating is used. A summary by rating (excluding net unrealized appreciation and depreciation) on December 31 is as follows:

RATING                                                       2005        2004
------------------------------------------------------------------------------
AAA                                                           40%         37%
AA                                                             6           3
A                                                             20          22
BBB                                                           26          30
Below investment grade                                         8           8
------------------------------------------------------------------------------
   Total                                                     100%        100%
------------------------------------------------------------------------------

At December 31, 2005 and 2004, approximately 47% and 61%, respectively, of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of stockholder's equity.

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005:

(THOUSANDS)                                     LESS THAN 12 MONTHS        12 MONTHS OR MORE                TOTAL
----------------------------------------------------------------------------------------------------------------------------
                                                FAIR       UNREALIZED      FAIR      UNREALIZED      FAIR       UNREALIZED
DESCRIPTION OF SECURITIES:                      VALUE        LOSSES        VALUE       LOSSES        VALUE        LOSSES
----------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                    $ 6,184,289   $ (132,802)  $1,618,552   $  (65,972)  $ 7,802,841   $ (198,774)
Mortgage and other asset-backed securities     6,001,482      (87,558)   2,059,075      (71,226)    8,060,557     (158,784)
Foreign corporate bonds and obligations        1,203,652      (31,308)     535,393      (23,413)    1,739,045      (54,721)
U.S. Government and agencies obligations         148,584       (3,062)      72,844       (2,220)      221,428       (5,282)
State and municipal obligations                   67,353       (2,589)      14,348         (673)       81,701       (3,262)
Foreign government bonds and obligations          13,344         (114)          --           --        13,344         (114)
Structured investments                             2,189           --           --           --         2,189           --
----------------------------------------------------------------------------------------------------------------------------
   Total                                     $13,620,893   $ (257,433)  $4,300,212   $ (163,504)  $17,921,105   $ (420,937)
----------------------------------------------------------------------------------------------------------------------------

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004:

(THOUSANDS)                                     LESS THAN 12 MONTHS        12 MONTHS OR MORE                TOTAL
----------------------------------------------------------------------------------------------------------------------------
                                                 FAIR      UNREALIZED       FAIR     UNREALIZED       FAIR      UNREALIZED
DESCRIPTION OF SECURITIES:                      VALUE        LOSSES        VALUE       LOSSES        VALUE        LOSSES
----------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                    $ 2,410,156   $ (20,461)   $  645,898   $  (16,529)  $ 3,056,054   $  (36,990)
Mortgage and other asset-backed securities     2,560,175     (17,686)      550,728      (12,801)    3,110,903      (30,487)
Foreign corporate bonds                          641,928      (6,571)      373,312       (7,607)    1,015,240      (14,178)
U.S. Government and agencies obligations         159,904        (498)          533          (15)      160,437         (513)
State and municipal obligations                       --          --        62,454       (2,569)       62,454       (2,569)
Foreign government bonds and obligations           1,002         (33)        9,008         (519)       10,010         (552)
Structured investments                                --          --       526,190      (33,230)      526,190      (33,230)
----------------------------------------------------------------------------------------------------------------------------
   Total                                     $ 5,773,165   $ (45,249)   $2,168,123   $  (73,270)  $ 7,941,288   $ (118,519)
----------------------------------------------------------------------------------------------------------------------------

In evaluating potential other-than-temporary impairments, IDS Life considers the extent to which amortized costs exceeds fair value and the duration of that difference. A key metric in performing this evaluation is the ratio of fair value to amortized cost. The following table summarizes the unrealized losses by ratio of fair value to amortized cost as of December 31, 2005:

(MILLIONS, EXCEPT
NUMBER OF SECURITIES)           LESS THAN 12 MONTHS                 12 MONTHS OR MORE                          TOTAL
------------------------------------------------------------------------------------------------------------------------------------
                                                   GROSS                               GROSS                               GROSS
RATIO OF FAIR VALUE TO   NUMBER OF              UNREALIZED   NUMBER OF              UNREALIZED   NUMBER OF              UNREALIZED
AMORTIZED COST          SECURITIES  FAIR VALUE    LOSSES    SECURITIES  FAIR VALUE    LOSSES    SECURITIES  FAIR VALUE    LOSSES
------------------------------------------------------------------------------------------------------------------------------------
95% - 100%                  645      $ 13,200     $ (223)       213       $ 3,971     $ (141)       858      $ 17,171     $ (364)
90% - 95%                    36           340        (22)        24           321        (22)        60           661        (44)
80% - 90%                     9            81        (12)         3             8         (1)        12            89        (13)
------------------------------------------------------------------------------------------------------------------------------------
   Total                    690      $ 13,621     $ (257)       240       $ 4,300     $ (164)       930      $ 17,921     $ (421)
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE VARIABLE ACCOUNT 10 - 101

IDS Life Insurance Company
------------------------------------------------------------------------------

A majority of the gross unrealized losses related to corporate debt securities and substantially all of the gross unrealized losses related to mortgage and other asset-backed securities are attributable to changes in interest rates. A portion of the gross unrealized losses particularly related to corporate debt securities is also attributed to credit spreads and specific issuer credit events. As noted in the table above, a significant portion of the unrealized loss relates to securities that have a fair value to amortized cost ratio of 95% or above resulting in an overall 98% ratio of fair value to amortized cost for all securities with an unrealized loss. From an overall perspective, the gross unrealized losses are not concentrated in any individual industries or with any individual securities. However, the securities with a fair value to amortized cost ratio of 80%-90% primarily relate to the auto and paper industries. The largest unrealized loss associated with an individual issuer, excluding GNMA, FNMA and FHLMC mortgage-backed securities, is $6 million. The securities related to this issuer have a fair value to amortized cost ratio of 80%-90% and have been in an unrealized loss position for less than 12 months.

IDS Life monitors the investments and metrics discussed previously on a quarterly basis to identify and evaluate investments that have indications of possible other-than-temporary impairment. See the Investments section of Note 1 for information regarding IDS Life's policy for determining when an investment's decline in value is other-than-temporary. As stated earlier, IDS Life's ongoing monitoring process has revealed that a significant portion of the gross unrealized losses on its Available-for-Sale securities are attributable to changes in interest rates. Additionally, IDS Life has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none are other-than-temporarily impaired at December 31, 2005.

The change in net unrealized securities gains (losses) recognized in accumulated other comprehensive income includes three components, net of tax:
(i) unrealized gains (losses) that arose from changes in market value of securities that were held during the period (holding gains (losses)), (ii) gains (losses) that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification of realized (gains) losses) and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC and annuity liabilities to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective consolidated balance sheet dates.

The following table presents these components of other comprehensive income
(loss), net of tax:

(THOUSANDS)                                                                                       2005         2004         2003
------------------------------------------------------------------------------------------------------------------------------------
Holding (losses) gains, net of tax of $260,090, $22,633, and $44,705, respectively             $(483,023)   $  42,034    $ (83,106)
Reclassification of realized gains, net of tax of $18,381, $10,765, and $6,044, respectively     (34,137)     (19,993)     (11,225)
DAC, net of tax of $28,372, $3,179 and $1,958, respectively                                       52,690        5,905        3,636
DSIC, net of tax of $4,614, $3,538, and $0, respectively                                           8,568       (6,571)          --
Fixed annuity liabilities, net of tax of $2,878, $30,270, and $0, respectively                    (5,345)     (56,216)          --
------------------------------------------------------------------------------------------------------------------------------------
Net unrealized securities losses                                                               $(461,247)   $ (34,841)   $ (90,695)
------------------------------------------------------------------------------------------------------------------------------------

The following is a distribution of Available-for-Sale securities by maturity as of December 31, 2005:

                                                                                                          AMORTIZED         FAIR
(THOUSANDS)                                                                                                 COST           VALUE
------------------------------------------------------------------------------------------------------------------------------------
Due within 1 year                                                                                       $    525,818   $    529,579
Due after 1 through 5 years                                                                                4,288,859      4,301,151
Due after 5 through 10 years                                                                              11,063,792     11,020,647
Due after 10 years                                                                                         1,131,115      1,207,613
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          17,009,584     17,058,990
Mortgage and other asset-backed securities                                                                10,804,984     10,691,731
Structured investments                                                                                         2,453          2,453
Preferred and common stocks                                                                                       13             21
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                   $ 27,817,034   $ 27,753,195
------------------------------------------------------------------------------------------------------------------------------------

The expected payments on mortgage and other asset-backed securities and structured investments may not coincide with their contractual maturities. As such, these securities, as well as preferred and common stocks, were not included in the maturities distribution.

The table below includes sales, maturities, and purchases of investments classified as Available-for-Sale for the years ended December 31:

(THOUSANDS)                                                      2005          2004            2003
-------------------------------------------------------------------------------------------------------
Sales                                                         $3,124,154    $1,603,285     $12,232,235
Maturities, sinking fund payments and calls                   $2,241,829    $1,931,070     $ 4,152,088
Purchases                                                     $5,780,183    $4,392,522     $20,527,995
-------------------------------------------------------------------------------------------------------



102 - RIVERSOURCE VARIABLE ACCOUNT 10

IDS Life Insurance Company
------------------------------------------------------------------------------

Included in net realized gains and losses were gross realized gains and losses on sales of securities, as well as other-than-temporary losses on investments, classified as Available-for-Sale, using the specific identification method, as noted in the following table for the years ended December 31:

(THOUSANDS)                                   2005         2004         2003
-------------------------------------------------------------------------------
Gross realized gains from sales            $ 107,800    $  48,412    $ 255,348
Gross realized losses from sales           $ (38,602)   $ (17,524)   $(135,465)
Other-than-temporary impairments           $ (19,380)   $    (131)   $(102,614)
-------------------------------------------------------------------------------

The $19.4 million of other-than-temporary impairments in 2005 primarily related to corporate debt securities within the auto industry which were downgraded in 2005 and subsequently deteriorated throughout the year in terms of their fair value to amortized cost ratio. The $102.6 million of other-than-temporary impairments in 2003 consisted of $54.4 million related to corporate debt securities, $40.9 million related to IDS Life's interests in a CDO securitization trust which was sold in 2005 as discussed below, and $7.3 million related to other securities. The other-than-temporary impairments related to corporate debt securities primarily resulted from continued operating difficulties and bankruptcies of certain large airline carriers and the related overall impact on the airline industry. The other-than-temporary impairments related to IDS Life's interests in the CDO securitization trust primarily resulted from defaults associated with a specific CDO within the securitization trust.

During the second quarter of 2005, IDS Life sold all of its retained interest in the CDO-related securitization trust and realized a net pretax gain of $24.9 million. The carrying value of this retained interest was $526.2 million at December 31, 2004, of which $389.9 million was considered investment grade.

At December 31, 2005 and 2004, bonds carried at $15.8 million were on deposit with various states as required by law.

MORTGAGE LOANS ON REAL ESTATE AND SYNDICATED LOANS, NET

The following is a summary of mortgage loans on real estate and syndicated loans at December 31:

(THOUSANDS)                                           2005            2004
------------------------------------------------------------------------------
Mortgage loans on real estate                      $ 2,883,709    $ 2,968,889
Less: allowance for loan losses                        (41,347)       (45,347)
------------------------------------------------------------------------------
Net mortgage loans                                 $ 2,842,362    $ 2,923,542
------------------------------------------------------------------------------

Syndicated loans                                   $   130,869    $   139,295
Less: allowance for loan losses                         (3,500)        (3,500)
------------------------------------------------------------------------------
Net syndicated loans                               $   127,369    $   135,795
------------------------------------------------------------------------------

Mortgage loans are first mortgages on real estate. IDS Life holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Mortgage loan fundings are restricted by state insurance regulatory authorities to 80% or less of the market value of the real estate at the time of origination of the loan. Commitments to fund mortgages are made in the ordinary course of business. The estimated fair value of the mortgage commitments as of December 31, 2005 and 2004 was not material.

Syndicated loans, which are included as a component of other investments, represent loans in which a group of lenders provide funds to borrowers. There is usually one originating lender which retains a small percentage and syndicates the remainder.

At December 31, 2005 and 2004, IDS Life's recorded investment in impaired mortgage loans on real estate was $14.0 million and $11.3 million, respectively, with related allowances for mortgage loan losses of $4.0 million for both periods. During 2005 and 2004, the average recorded investment in impaired mortgage loans on real estate was $6.3 million and $8.3 million, respectively. IDS Life recognized nil, $0.6 million and $0.8 million of interest income related to impaired mortgage loans on real estate for the years ended December 31, 2005, 2004 and 2003, respectively.

The balances of and changes in the total allowance for mortgage loan losses as of and for the years ended December 31, are as follows:

(THOUSANDS)                                     2005        2004        2003
-------------------------------------------------------------------------------
Balance, beginning of year                    $ 45,347    $ 47,197    $ 44,312
Provision for mortgage loan losses                  --       9,500      11,687
Foreclosures, write-offs and loan sales         (4,000)    (11,350)     (8,802)
-------------------------------------------------------------------------------
Balance, end of year                          $ 41,347    $ 45,347    $ 47,197
-------------------------------------------------------------------------------



RIVERSOURCE VARIABLE ACCOUNT 10 - 103

IDS Life Insurance Company
------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by region at December 31 were:

(THOUSANDS)                                              2005                          2004
-------------------------------------------------------------------------------------------------------
                                               ON BALANCE      FUNDING       ON BALANCE      FUNDING
REGION                                            SHEET      COMMITMENTS       SHEET       COMMITMENTS
-------------------------------------------------------------------------------------------------------
South Atlantic                                $   594,022    $    10,900    $   588,764    $    24,115
West North Central                                436,367          6,200        433,298         14,550
East North Central                                406,714             --        509,752          1,400
Pacific                                           364,448         26,750        332,764         13,700
Mountain                                          352,178          8,725        371,801         20,025
Middle Atlantic                                   257,625         11,500        270,509          2,600
West South Central                                215,467         17,350        191,410             --
New England                                       164,047         20,550        198,297          6,515
East South Central                                 92,841          4,850         72,294          9,625
-------------------------------------------------------------------------------------------------------
                                                2,883,709        106,825      2,968,889         92,530
Less: allowance for loan losses                   (41,347)            --        (45,347)            --
-------------------------------------------------------------------------------------------------------
   Total                                      $ 2,842,362    $   106,825    $ 2,923,542    $    92,530
-------------------------------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by property type at December 31 were:

(THOUSANDS)                                              2005                          2004
-------------------------------------------------------------------------------------------------------
                                               ON BALANCE      FUNDING       ON BALANCE      FUNDING
PROPERTY TYPE                                     SHEET      COMMITMENTS        SHEET      COMMITMENTS
-------------------------------------------------------------------------------------------------------
Office buildings                              $ 1,048,566    $    36,000    $ 1,087,700    $     5,840
Department/retail stores                          703,811         37,800        734,590         40,075
Apartments                                        454,024         10,500        505,632         24,875
Industrial buildings                              453,503         12,000        373,767         15,615
Hotels/motels                                      92,335          5,900        109,408             --
Medical buildings                                  46,851          2,700         46,960             --
Mixed use                                          39,318             --         62,424          4,200
Nursing/retirement homes                            4,898             --          9,875             --
Other                                              40,403          1,925         38,533          1,925
-------------------------------------------------------------------------------------------------------
                                                2,883,709        106,825      2,968,889         92,530
Less: allowance for loan losses                   (41,347)            --        (45,347)            --
-------------------------------------------------------------------------------------------------------
   Total                                      $ 2,842,362    $   106,825    $ 2,923,542    $    92,530
-------------------------------------------------------------------------------------------------------

SOURCES OF INVESTMENT INCOME AND REALIZED GAINS (LOSSES) ON INVESTMENTS

Net investment income for the years ended December 31 is summarized as follows:

(THOUSANDS)                                                      2005           2004           2003
-------------------------------------------------------------------------------------------------------
Income on fixed maturities                                   $ 1,448,882    $ 1,450,919    $ 1,423,560
Income on mortgage loans on real estate                          196,840        221,022        247,001
Trading securities and other investments                         163,814        138,468         63,983
-------------------------------------------------------------------------------------------------------
                                                               1,809,536      1,810,409      1,734,544
Less: investment expenses                                         18,212         32,963         29,359
-------------------------------------------------------------------------------------------------------
Total                                                        $ 1,791,324    $ 1,777,446    $ 1,705,185
-------------------------------------------------------------------------------------------------------

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

(THOUSANDS)                                                      2005           2004          2003
-------------------------------------------------------------------------------------------------------
Fixed maturities                                             $    49,818    $     30,757   $    17,269
Mortgage loans on real estate                                     (1,627)         (3,048)      (10,865)
Trading securities and other investments                             105            (417)       (1,959)
-------------------------------------------------------------------------------------------------------
Total                                                        $    48,296    $     27,292   $     4,445
-------------------------------------------------------------------------------------------------------



104 - RIVERSOURCE VARIABLE ACCOUNT 10

IDS Life Insurance Company
------------------------------------------------------------------------------

3. VARIABLE INTEREST ENTITIES

The VIEs for which IDS Life was considered the primary beneficiary and which were consolidated beginning December 31, 2003, relate to SLTs which were partially owned by IDS Life and managed by an affiliate. The consolidated SLTs provided returns to investors primarily based on the performance of an underlying portfolio of high-yield loans which were managed by an affiliate. IDS Life liquidated its interest in all three SLTs. One SLT was liquidated in 2004, and the other two SLTs were liquidated in 2005, resulting in a non-cash $27.9 million cumulative net pretax charge and a $13.9 million pretax gain during the years ended December 31, 2004 and 2005, respectively. There is no remaining exposure related to these SLTs as of December 31, 2005. The following table presents the consolidated assets, essentially all of which were restricted, and other balances related to these entities at December 31:


(MILLIONS)                                                                2004
-------------------------------------------------------------------------------
Restricted cash                                                           $536
Derivative financial instruments(a)                                         43
-------------------------------------------------------------------------------
Total assets                                                              $579
Total liabilities                                                          117
-------------------------------------------------------------------------------
Net assets                                                                $462
-------------------------------------------------------------------------------

(a) Represents the estimated fair market value of the total return swap derivatives related to the consolidated SLTs which had a notional amount of $1.8 billion as of December 31, 2004.

IDS Life has other significant variable interests for which it is not considered the primary beneficiary and, therefore, does not consolidate. These interests are represented by carrying values of $2.5 million of CDO residual tranches managed by an affiliate where IDS Life is not the primary beneficiary. IDS Life's maximum exposure to loss as a result of its investment in CDO residual tranches is represented by the carrying value.

4. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The balances of and changes in DAC as of and for the years ended December 31, were:

(THOUSANDS)                                                                                  2005          2004           2003
------------------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                               $ 3,637,956    $ 3,336,208    $ 3,077,994
Impact of SOP 03-1                                                                                --         19,600             --
Capitalization of acquisition costs                                                          632,743        533,842        516,928
Amortization, excluding impact of changes in assumptions                                    (382,882)      (340,578)      (266,108)
Amortization, impact of annual third quarter changes in DAC-related assumptions               67,000         23,700          1,800
Amortization, impact of other quarter changes in DAC-related assumptions(a)                       --         56,100             --
Impact of changes in net unrealized securities losses                                         81,062          9,084          5,594
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                                     $ 4,035,879    $ 3,637,956    $ 3,336,208
------------------------------------------------------------------------------------------------------------------------------------

(a) Primarily relates to a $65.7 million reduction in DAC amortization expense to reflect the lengthening of the amortization periods for certain annuity and life insurance products impacted by IDS Life's adoption of SOP 03-1 on January 1, 2004, partially offset by a $9.6 million increase in amortization expense due to a LTC DAC valuation system conversion.

The balances of and changes in DSIC as of and for the years ended December 31, were:

(THOUSANDS)                                                                                  2005           2004           2003
------------------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                               $   302,997    $   278,971    $   231,100
Impact of SOP 03-1                                                                                --         (2,900)            --
Capitalization of sales inducements                                                           94,319         70,860         71,839
Amortization                                                                                 (40,332)       (33,825)       (23,968)
Impact of changes in net unrealized securities losses (gains)                                 13,182        (10,109)            --
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                                     $   370,166    $   302,997    $   278,971
------------------------------------------------------------------------------------------------------------------------------------


5. VARIABLE ANNUITY GUARANTEES

This note discusses variable annuity guarantees for which liabilities are established under SOP 03-1, specifically GMDB, GGU and GMIB. See Note 10 for more information about guarantees for which liabilities are established under SFAS 133, specifically GMWB and GMAB.

The majority of the variable annuity contracts offered by IDS Life contain GMDB provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. IDS Life also offers GGU provisions on variable annuities with death benefit provisions and contracts containing GMIB provisions. If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. IDS Life has established additional liabilities for these variable annuity death benefits and GMIB provisions.


RIVERSOURCE VARIABLE ACCOUNT 10 - 105

IDS Life Insurance Company
--------------------------------------------------------------------------------

The variable annuity death benefit liability is determined each period by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees). Similarly, the GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The majority of the GMDB contracts provide for six year reset contract values. In determining the additional liabilities for variable annuity death benefits and GMIB, IDS Life projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review, and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

The following provides summary information related to variable annuity contracts for which IDS Life has established additional liabilities for death benefits and GMIB as of December 31:


----------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY GMDB, GMIB AND GGU BY BENEFIT TYPE
(DOLLARS IN THOUSANDS)                                                                                    2005         2004
----------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for Return of Premium   Total Contract Value                         $ 9,106,907  $ 3,241,618
                                                      Contract Value in Separate Accounts          $ 7,409,865  $ 1,727,415
                                                      Net Amount at Risk*                          $    16,727  $   110,922
                                                      Weighted Average Attained Age                         60           62
----------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for Six Year Reset      Total Contract Value                         $24,608,183  $27,453,193
                                                      Contract Value in Separate Accounts          $20,362,261  $22,787,083
                                                      Net Amount at Risk*                          $   762,724  $ 1,267,225
                                                      Weighted Average Attained Age                         61           60
----------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for One Year Ratchet    Total Contract Value                         $ 5,129,201  $ 4,039,358
                                                      Contract Value in Separate Accounts          $ 4,210,758  $ 3,078,491
                                                      Net Amount at Risk*                          $    45,363  $    55,622
                                                      Weighted Average Attained Age                         61           61
----------------------------------------------------------------------------------------------------------------------------
Contracts with Other GMDB                             Total Contract Value                         $   993,152  $   494,668
                                                      Contract Value in Separate Accounts          $   891,930  $   397,696
                                                      Net Amount at Risk*                          $    16,415  $    11,689
                                                      Weighted Average Attained Age                         59           66
----------------------------------------------------------------------------------------------------------------------------
Contracts with GGU Death Benefit                      Total Contract Value                         $   619,846  $   450,067
                                                      Contract Value in Separate Accounts          $   535,821  $   363,753
                                                      Net Amount at Risk*                          $    34,844  $    18,192
                                                      Weighted Average Attained Age                         61           64
----------------------------------------------------------------------------------------------------------------------------
Contracts with GMIB                                   Total Contract Value                         $   792,578  $   603,251
                                                      Contract Value in Separate Accounts          $   711,759  $   517,596
                                                      Net Amount at Risk*                          $    15,970  $    11,886
                                                      Weighted Average Attained Age                         60           59
----------------------------------------------------------------------------------------------------------------------------

* Represents current death benefit less total contract value for GMDB, amount of gross up for GGU and accumulated guaranteed minimum benefit base less total contract value for GMIB and assumes the actuarially remote scenario that all claims become payable on the same day.

----------------------------------------------------------------------------------------------------------------------------
ADDITIONAL LIABILITIES AND INCURRED BENEFITS                                                       GMDB & GGU      GMIB
----------------------------------------------------------------------------------------------------------------------------
For the year ended December 31, 2005                  Liability balance at January 1               $    29,966  $     2,989
                                                      Reported claims                              $    12,203  $        --
                                                      Liability balance at December 31             $    16,451  $     3,528
                                                      Incurred claims (reported + change in        $    (1,312) $       539
                                                      liability)
----------------------------------------------------------------------------------------------------------------------------


The additional liabilities for guaranteed benefits established under SOP 03-1 are supported by general account assets. Changes in these liabilities are included in death and other benefits in the Consolidated Statements of Income.

Contract values in separate accounts were invested in various equity, bond and other funds as directed by the contractholder. No gains or losses were recognized on assets transferred to separate accounts for the periods presented.



106 - RIVERSOURCE VARIABLE ACCOUNT 10

IDS Life Insurance Company
------------------------------------------------------------------------------

6. INCOME TAXES

IDS Life qualifies as a life insurance company for federal income tax purposes. As such, IDS Life is subject to the Internal Revenue Code provisions applicable to life insurance companies.

Provisions (benefits) for income taxes were:

(THOUSANDS)                                                                               2005       2004         2003
--------------------------------------------------------------------------------------------------------------------------
Federal income tax:
   Current                                                                             $  55,766   $ 159,783   $  91,862
   Deferred                                                                              122,264      70,574     (30,714)
--------------------------------------------------------------------------------------------------------------------------
Total federal income taxes                                                               178,030     230,357      61,148
State income taxes-current                                                                 3,627      (4,180)      5,797
--------------------------------------------------------------------------------------------------------------------------
Income tax provision before accounting change                                          $ 181,657   $ 226,177   $  66,945
--------------------------------------------------------------------------------------------------------------------------

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

                                                                                            2005        2004        2003
--------------------------------------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                                                  35.0%       35.0%       35.0%
Changes in taxes resulting from:
Tax-exempt interest and dividend income                                                     (9.7)       (3.1)      (10.6)
State income taxes, net of federal benefit                                                   0.4        (0.4)        0.7
Affordable housing credits                                                                    --          --       (12.8)
Taxes applicable to prior years                                                              3.2        (2.6)         --
Other, net                                                                                  (0.5)       (0.4)       (0.6)
--------------------------------------------------------------------------------------------------------------------------
Income tax provision before accounting change                                               28.4%       28.5%       11.7%
==========================================================================================================================

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for U.S. GAAP reporting versus income tax return purposes. The significant components of IDS Life's deferred income tax assets and liabilities as of December 31, 2005 and 2004 are reflected in the following table:

(THOUSANDS)                                                                                          2005        2004
--------------------------------------------------------------------------------------------------------------------------
Deferred income tax assets:
   Policy reserves                                                                                $1,101,836  $1,035,300
   Other investments                                                                                  69,864     139,066
   Deferred taxes related to net securities and derivative unrealized losses                          70,379          --
   Other                                                                                              61,896      55,556
--------------------------------------------------------------------------------------------------------------------------
Total deferred income tax assets                                                                   1,303,975   1,229,922
--------------------------------------------------------------------------------------------------------------------------

Deferred income tax liabilities:
   Deferred policy acquisition costs                                                               1,154,402   1,116,235
   Deferred taxes related to net securities and derivative unrealized gains                               --     183,988
   Other                                                                                             158,672      70,901
--------------------------------------------------------------------------------------------------------------------------
Total deferred income tax liabilities                                                              1,313,074   1,371,124
--------------------------------------------------------------------------------------------------------------------------
Deferred income tax liabilities, net                                                              $    9,099  $  141,202
--------------------------------------------------------------------------------------------------------------------------

A portion of IDS Life's income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2005, IDS Life had a policyholders' surplus account balance of $1.1 million. The American Jobs Creation Act of 2004 which was enacted on October 22, 2004 provides a two-year suspension of the tax on policyholders' surplus account distributions. IDS Life has made distributions of $19 million, which will not be subject to tax under the two-year suspension. Previously the policyholders' surplus account was only taxable if dividends to shareholders exceeded the shareholders' surplus account and/or IDS Life is liquidated. Deferred income taxes of $0.4 million have not been established as distributions of the remaining policyholders' surplus account are contemplated in 2006.

IDS Life is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. Included in IDS Life's deferred tax assets is a significant deferred tax asset relating to capital losses realized for tax return purposes and capital losses that have been recognized for financial statement purposes but not yet for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes. IDS Life has $231 million in capital loss carryforwards that expire December 31, 2009. The deferred tax benefit of these capital loss carryforwards is reflected in the other investments deferred tax assets, net of other related items. Based on analysis of IDS Life's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient



RIVERSOURCE VARIABLE ACCOUNT 10 - 107

IDS Life Insurance Company
------------------------------------------------------------------------------

taxable income to enable IDS Life to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2005 and 2004.

As a result of the separation of Ameriprise Financial from American Express, IDS Life will be required to file a short period income tax return through September 30, 2005 which will be included as part of the American Express consolidated income tax return for the year ended December 31, 2005. Additionally, IDS Life and subsidiaries will not be able to file a consolidated U.S. federal income tax return with other members of the Ameriprise Financial affiliated group for five tax years following the Distribution. Therefore IDS Life will also be required to file a separate short period consolidated life insurance company income tax return for the period October 1, 2005 through December 31, 2005.

The items comprising other comprehensive income in the Consolidated Statements of Stockholder's Equity are presented net of the following income tax benefit amounts:

(THOUSANDS)                                                                              2005        2004         2003
--------------------------------------------------------------------------------------------------------------------------
Net unrealized securities losses                                                      $  248,363  $   18,761   $   48,791
Net unrealized derivative losses                                                           6,004      12,426        4,188
--------------------------------------------------------------------------------------------------------------------------
Net income tax benefit                                                                $  254,367  $   31,187   $   52,979
--------------------------------------------------------------------------------------------------------------------------

7. STATUTORY CAPITAL AND SURPLUS

Statutory capital and surplus available for distribution or dividends to Ameriprise Financial are limited to IDS Life Insurance Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. IDS Life Insurance Company's statutory unassigned surplus aggregated $925.1 million and $909.7 million as of December 31, 2005 and 2004, respectively. In addition, any dividend or distribution paid prior to December 24, 2006 (one year after IDS Life Insurance Company's most recent dividend payment) would require pre-notification to the Commissioner of Commerce of the State of Minnesota, who has the authority to disapprove and prevent payment thereof. From December 24, 2006 to December 31, 2006, dividends or distributions in excess of $327.5 million would be subject to this same pre-notification and potential disapproval.

Statutory net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(THOUSANDS)                                                                              2005        2004         2003
--------------------------------------------------------------------------------------------------------------------------
Statutory net income                                                                  $  341,235  $  379,950   $  432,063
Statutory capital and surplus                                                          2,942,153   2,276,724    2,804,593

IDS Life Insurance Company and its wholly-owned life insurance subsidiaries are subject to regulatory capital requirements. Actual capital, determined on a statutory basis, and regulatory capital requirements for each of the life insurance entities as of December 31, 2005 are as follows:

                                                                                                                REGULATORY
                                                                                                                  CAPITAL
(THOUSANDS)                                                                                  ACTUAL CAPITAL(a)  REQUIREMENT
----------------------------------------------------------------------------------------------------------------------------
IDS Life Insurance Company                                                                       $3,270,285      $750,975
American Enterprise Life Insurance Company                                                          583,303       125,285
IDS Life Insurance Company of New York                                                              246,001        39,880
American Partners Life Insurance Company                                                             67,382        10,906
American Centurion Life Assurance Company                                                            61,748        12,654
----------------------------------------------------------------------------------------------------------------------------

(a) Actual capital, as defined by the NAIC for purposes of meeting regulatory capital requirements, includes statutory capital and surplus, plus certain statutory valuation reserves.

8. RELATED PARTY TRANSACTIONS

IDS Life loans funds to Ameriprise Financial under a collateral loan agreement. There was no balance on the loan at December 31, 2005 and 2004. This loan can be increased to a maximum of $75 million and pays interest at a rate equal to the preceding month's effective new money rate for IDS Life's permanent investments.

In connection with Ameriprise Financial being named the investment manager for the proprietary mutual funds used as investment options by IDS Life's variable annuity and variable life insurance contract owners in the fourth quarter of 2003, Ameriprise Financial received management fees from these funds. IDS Life continues to provide all fund management services, other than investment management, and entered into an administrative services agreement with Ameriprise Financial to be compensated for the services IDS Life provides. For the years ended December 31, 2005, 2004 and 2003, IDS Life received $55.7 million, $81.5 million, and $14.1 million, respectively, under the agreement with Ameriprise Financial. In the fourth quarter of 2005, RiverSource Investments, LLC replaced Ameriprise Financial as the investment manager. As a result, IDS Life's administrative service fees were payable from RiverSource Investments, LLC rather than Ameriprise Financial during the fourth quarter of 2005. For the year ended December 31, 2005, IDS Life received $19.5 million under the agreement with RiverSource Investments, LLC.



108 - RIVERSOURCE VARIABLE ACCOUNT 10

IDS Life Insurance Company
--------------------------------------------------------------------------------

IDS Life participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Company contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. IDS Life's share of the total net periodic pension cost was $0.9 million in 2005, $0.5 million in 2004, and $0.3 million in 2003.

IDS Life also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2005, 2004 and 2003 were $3.2 million, $2.4 million, and $2.2 million, respectively.

IDS Life participates in the defined benefit health care plans of Ameriprise Financial that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of Ameriprise Financial. Ameriprise Financial expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2005, 2004 and 2003 was $1.1 million, $0.5 million, and $2.1 million, respectively.

Charges by Ameriprise Financial for use of joint facilities, technology support, marketing services and other services aggregated $725.2 million, $600.6 million, and $549.2 million for 2005, 2004 and 2003, respectively. Certain of these costs are included in DAC. Expenses allocated to IDS Life may not be reflective of expenses that would have been incurred by IDS Life on a stand-alone basis.

In connection with the separation, IDS Life received a capital contribution of $650 million from Ameriprise Financial during the third quarter of 2005 to support its current financial strength ratings and to cover the allocated separation costs. During the fourth quarter of 2005, IDS Life approved and paid dividends to Ameriprise Financial of $380 million. During the second and fourth quarter of 2004, IDS Life approved and paid dividends to Ameriprise Financial of $430 million and $500 million, respectively. IDS Life expects to continue to maintain adequate capital to meet internal and external Risk-Based Capital requirements.

Included in other liabilities at December 31, 2005 and 2004 are $7.6 million and $30.1 million, respectively, payable to Ameriprise Financial for federal income taxes.

9. REINSURANCE

At December 31, 2005, 2004 and 2003, traditional life and universal life insurance in force aggregated $160.1 billion, $147.5 billion and $131.1 billion, respectively, of which $86.3 billion, $70.9 billion and $53.8 billion, was reinsured at the respective year ends. IDS Life also reinsures a portion of the risks assumed under LTC policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $174.9 million, $159.6 million and $144.7 million and reinsurance recovered from reinsurers amounted to $105.6 million, $73.3 million and $60.3 million, for the years ended December 31, 2005, 2004 and 2003, respectively. Reinsurance contracts do not relieve IDS Life from its primary obligation to policyholders. Life insurance in force is reported on a statutory basis.

10. DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

Derivative financial instruments enable the end users to manage exposure to credit and various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity, and interest rate indices or prices. IDS Life enters into various derivative financial instruments as part of its ongoing risk management activities. IDS Life does not engage in any derivative instrument trading activities. Credit risk associated with IDS Life's derivatives is limited to the risk that a derivative counterparty will not perform in accordance with the terms of the contract. To mitigate such risk, counterparties are all required to be preapproved. Additionally, IDS Life may, from time to time, enter into master netting agreements wherever practical. The following summarizes IDS Life's use of derivative financial instruments.



RIVERSOURCE VARIABLE ACCOUNT 10 - 109

IDS Life Insurance Company
--------------------------------------------------------------------------------

Cash Flow Hedges

IDS Life uses interest rate products, primarily interest rate swaptions, to hedge the risk of increasing interest rates on forecasted fixed annuity sales. During 2005, 2004 and 2003, no amounts were reclassified into earnings from accumulated other comprehensive income. Additionally, IDS Life does not expect to reclassify any material amounts from accumulated other comprehensive income to earnings during the next twelve months. Currently, the longest period of time over which IDS Life is hedging exposure to the variability in future cash flows is 13 years and relates to forecasted fixed annuity sales. There were losses of $1.8 million for the year ended December 31, 2005 and no gains or losses for the years ended December 31, 2004 and 2003 on derivative transactions or portions thereof that were ineffective as hedges or excluded from the assessment of hedge effectiveness.

During 2005, 2004 and 2003, IDS Life recognized the following impacts in other comprehensive income related to its cash flow hedging activity, net of tax:

(THOUSANDS)                                                                     2005       2004       2003
--------------------------------------------------------------------------------------------------------------
Holding losses, net of tax of $6,628, $11,901, and $3,663, respectively       $(12,309)  $(22,102)  $ (6,802)
Reclassification for realized losses (gains), net of tax of $624, $525, and
$525, respectively                                                               1,159       (975)      (975)
--------------------------------------------------------------------------------------------------------------
Net unrealized derivative losses                                              $(11,150)  $(23,077)  $ (7,777)
--------------------------------------------------------------------------------------------------------------

Derivatives Not Designated as Hedges

IDS Life has economic hedges that either do not qualify or are not designated for hedge accounting treatment.

Certain annuity products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the amount of expenses incurred by IDS Life related to equity-indexed annuities will positively or negatively impact earnings. As a means of economically hedging its obligations under the provisions of these products, IDS Life writes and purchases index options and occasionally enters into futures contracts. Purchased options used in conjunction with these products are reported in other assets and written options are included in other liabilities.

Additionally, certain annuity products contain GMWB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments. The GMWB provision is considered an embedded derivative and is valued each period by estimating the present value of future benefits less applicable fees charged for the rider using actuarial models, which simulate various economic scenarios. IDS Life economically hedges the exposure related to the GMWB provision using various equity futures and structured derivatives.

As of December 31, 2005 and 2004, the fair value of the purchased derivatives used in conjunction with these products was $124.6 million and $27.8 million, respectively. As of December 31, 2005 and 2004, the fair value of the written options was $(0.8) million and $(0.9) million, respectively. Futures contracts are settled daily by exchanging cash with the counterparty and gains and losses are reported in earnings.

Embedded Derivatives

As noted above, certain annuity products have returns tied to the performance of equity markets. The equity component of the annuity product obligations are considered embedded derivatives. Additionally, certain annuities contain GMWB and GMAB provisions, which are also considered embedded derivatives. The changes in fair value of the equity indexed annuities are recognized in interest credited to account values and the changes in fair value of the GMWB and GMAB features are recognized in death and other benefits for investment contracts and universal life-type insurance. The fair value of the embedded derivatives for equity indexed annuities is recognized in future policy benefits for fixed annuities and the fair value of the embedded options for GMWB and GMAB is recognized in future policy benefits for variable annuity guarantees in the Consolidated Balance Sheets. The total fair value of these instruments, excluding the host contract, was $47.9 million and $34.6 million at December 31, 2005 and 2004, respectively.



110 - RIVERSOURCE VARIABLE ACCOUNT 10

IDS Life Insurance Company
--------------------------------------------------------------------------------

11. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table discloses fair value information for financial instruments. Certain items, such as life insurance obligations, employee benefit obligations, investments accounted for under the equity method, DAC and DSIC are not reflected in the table as they are not required to be disclosed in such table by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments." The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2005 and 2004 and require management judgment to estimate such values. These figures may not be indicative of future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of IDS Life, therefore, cannot be estimated by aggregating the amounts presented herein. The following table discloses carrying value and fair value information for financial instruments at December 31:

                                                                           2005                        2004
----------------------------------------------------------------------------------------------------------------------
                                                                  CARRYING       FAIR         CARRYING       FAIR
(THOUSANDS)                                                        VALUE         VALUE         VALUE         VALUE
----------------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
Assets for which carrying values approximate fair values        $   233,589   $   233,589   $   667,248   $   667,248
Available-for-Sale securities                                    27,753,195    27,753,195    28,162,451    28,162,451
Mortgage loans on real estate, net                                2,842,362     2,976,688     2,923,542     3,149,986
Policy loans                                                        605,212       605,212       588,574       588,574
Trading securities                                                   23,956        23,956       168,055       168,055
Other investments                                                   127,369       131,475       135,795       140,428
Separate account assets                                          37,929,960    37,929,960    32,454,032    32,454,032
Derivative financial instruments                                    133,263       133,263        97,784        97,784

FINANCIAL LIABILITIES
Liabilities for which carrying values approximate fair values   $    25,000   $    25,000   $    47,000   $    47,000
Fixed annuity reserves                                           24,637,806    23,840,988    25,522,643    24,733,010
Separate account liabilities                                     33,154,528    31,742,503    28,284,118    27,164,063
Derivative financial instruments                                      6,941         6,941         4,290         4,290
----------------------------------------------------------------------------------------------------------------------

As of December 31, 2005 and 2004, the carrying and fair values of off-balance sheet financial instruments are not material. See Note 2 for carrying and fair value information regarding Available-for-Sale securities and mortgage loans on real estate (net of allowance for loan losses). The following methods were used to estimate the fair values of financial assets and financial liabilities:

FINANCIAL ASSETS

Assets for which carrying values approximate fair values include cash and cash equivalents, restricted cash and certain other assets. The carrying value approximates fair value due to the short-term nature of these instruments.

Available-for-Sale securities are carried at fair value in the Consolidated Balance Sheets. Gains and losses are recognized in the results of operations upon disposition. In addition, impairment losses are recognized when management determines that a decline in value is other-than-temporary.

The fair value of mortgage loans on real estate, except those with significant credit deterioration, are estimated using discounted cash flow analysis, based on current interest rates for loans with similar terms to borrowers of similar credit quality. For loans with significant credit deterioration, fair values are based on estimates of future cash flows discounted at rates commensurate with the risk inherent in the revised cash flow projections, or for collateral dependent loans, on collateral values.

The fair value of policy loans approximates carrying value.

Trading securities are carried at fair value in the Consolidated Balance Sheets with changes in fair value recognized in current period earnings.

Other investments include IDS Life's interest in syndicated loans, which are carried at amortized cost less allowance for losses in the Consolidated Balance Sheets. Fair values are based on quoted market prices.

Separate account assets are carried at fair value in the Consolidated Balance Sheets.

Derivative financial instruments are carried at fair value within other assets or other liabilities. The fair value of the derivative financial instruments are determined using either market quotes or valuation models that are based upon the net present value of estimated future cash flows and incorporate current market data inputs.



RIVERSOURCE VARIABLE ACCOUNT 10 - 111

IDS Life Insurance Company
--------------------------------------------------------------------------------

FINANCIAL LIABILITIES

Liabilities for which carrying values approximate fair values include certain other liabilities. The carrying value approximates fair value due to the short-term nature of these instruments.

Fair values of fixed annuities in deferral status are estimated as the accumulated value less applicable surrender charges. For annuities in payout status, fair value is estimated using discounted cash flows based on current interest rates. The fair value of these reserves excludes life insurance related elements of $1.5 billion as of both December 31, 2005 and 2004. If the fair value of the fixed annuities were realized, the surrender charges received would be offset by the write off of the DAC and DSIC associated with the fixed annuities of $496.4 million and $534.4 million as of December 31, 2005 and 2004, respectively.

Fair values of separate account liabilities, excluding life insurance-related elements of $4.8 billion and $4.2 billion at December 31, 2005 and 2004, respectively, are estimated as the accumulated value less applicable surrender charges. If the fair value of the separate account liabilities were realized, the surrender charges received would be offset by the write off of the DAC and DSIC associated with separate account liabilities of $2.0 billion and $1.7 billion as of December 31, 2005 and 2004, respectively.

12. COMMITMENTS AND CONTINGENCIES

At December 31, 2005 and 2004, IDS Life had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

The Securities and Exchange Commission, the National Association of Securities Dealers and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. IDS Life has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

IDS Life is involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. IDS Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

The IRS routinely examines IDS Life's federal income tax returns and recently completed its audit of IDS Life for the 1993 through 1996 tax years. The IRS is currently conducting an audit of IDS Life for the 1997 through 2002 tax years. Management does not believe there will be a material adverse effect on IDS Life's consolidated financial condition or results of operations as a result of these audits.



112 - RIVERSOURCE VARIABLE ACCOUNT 10

                                                             S-6325ECR A(1/07)

PART C.

Item 24. Financial Statements and Exhibits

(a)  Financial statements included in Part B of this Registration Statement:

     The audited financial statements of the IDS Life Variable Account 10 (subsequently named RiverSource Variable Account 10)

     RiverSource Retirement Advisor Variable Annuity(SM)
     RiverSource Retirement Advisor Variable Annuity(SM) - Band 3
     RiverSource Retirement Advisor Advantage(SM) Variable Annuity RiverSource Retirement Advisor Select(SM) Variable Annuity
     RiverSource Retirement Advisor Advantage(SM) Variable Annuity - Band 3 RiverSource Retirement Advisor Advantage Plus(SM) Variable Annuity RiverSource Retirement Advisor Select Plus(SM) Variable Annuity including:

     Report of Independent Registered Public Accounting Firm dated March 31,
     2006.
     Statements of Assets and Liabilities for the year ended Dec. 31, 2005. Statements of Operations for the year ended Dec. 31, 2005.
     Statements of Changes in Net Assets for the years ended Dec. 31, 2005 and 2004.
     Notes to Financial Statements.

     The audited financial statements of the IDS Life Insurance Company (subsequently named RiverSource Life Insurance Company) including:

     Report of Independent Registered Public Accounting Firm dated Feb. 27,
     2006.
     Consolidated Balance Sheets as of Dec. 31, 2005 and 2004.
     Consolidated Statements of Income for the years ended Dec. 31, 2005,
     2004 and 2003.
     Consolidated Statements of Cash Flows for the years ended Dec. 31, 2005, 2004 and 2003.
     Consolidated Statements of Stockholder's Equity for the three years ended Dec. 31, 2005, 2004 and 2003.
     Notes to Consolidated Financial Statements.

(b)  Exhibits:

1.1 Resolution of the Board of Directors of IDS Life Insurance Company establishing the IDS Life Variable Account 10 dated August 23, 1995, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

1.2 Resolution of the Board of Directors of IDS Life Insurance Company establishing 105 additional subaccounts within the separate account, filed electronically as Exhibit 1.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999, is incorporated herein by reference.

1.3 Resolution of the Board of Directors of IDS life Insurance Company establishing 25 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.4 Resolution of the Board of Directors of IDS Life Insurance Company establishing 12 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.5 Resolution of the Board of Directors of IDS Life Insurance Company establishing 69 additional subaccounts within the separate account, filed electronically as Exhibit 1.5 to Registrant's Post-Effective Amendment No. 6 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.6 Resolution of the Board of Directors of IDS Life Insurance Company establishing 112 additional subaccounts within the separate account, dated Feb. 11, 2002, filed electronically as Exhibit 1.6 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.7 Resolution of the Board of Directors of IDS Life Insurance Company establishing 3 additional subaccounts within the separate account, dated Feb. 28, 2002, filed electronically as Exhibit 1.7 to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.8 Resolution of the Board of Directors of IDS Life Insurance Company establishing 8 additional subaccounts within the separate account, dated January 6, 2004, filed electronically as Exhibit 1.8 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

1.9 Resolution of the Board of Directors of IDS Life Insurance Company establishing 6 additional subaccounts within the separate account, dated August 12, 2004 filed electronically as Exhibit 1.9 to Post-Effective Amendment No. 32 to Registration Statement No. 333-79311 is incorporated by reference.

1.10 Resolution of the Board of Directors of IDS Life Insurance Company establishing an additional subaccount within the separate account, dated April 27, 2005 filed electronically as Exhibit 1.10 to Post-Effective Amendment No. 32 to Registration Statement No. 333-79311 is incorporated by reference.

1.11 Resolution of the Board of Directors establishing 18 additional subaccounts within the separate accounts dated April 12, 2006 filed electronically as Exhibit 1.11 to Registrant's Post-Effective Amendment No. 39 to Registration Statement No. 333-79311 is incorporated by reference.

1.12 Unanimous Written Consent of the Board of Directors In Lieu of a Meeting for IDS Life Insurance Company, adopted December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(6) to Post-Effective Amendment No. 28 to Registration Statement
         No. 333-69777 is incorporated by reference.

2.       Not applicable.

3. Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.1 Form of Deferred Annuity Contract for non-qualified contracts (form 31043) filed electronically as Exhibit 4.1 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.2 Form of Deferred Annuity Contract for tax qualified contracts (form 31044) filed electronically as Exhibit 4.2 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.3 Form of Deferred Annuity Contract for IRA contracts (form 31045-IRA) filed electronically as Exhibit 4.3 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.4 Form of Deferred Annuity Contract for non-qualified contracts (form 31046) filed electronically as Exhibit 4.4 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.5 Form of Deferred Annuity Contract for tax qualified contracts (form 31047) filed electronically as Exhibit 4.5 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.6 Form of Deferred Annuity Contract for IRA contracts (form 31048-IRA) filed electronically as Exhibit 4.6 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.7      Form of TSA Endorsement (form 31049), filed electronically as Exhibit
         4.7 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

4.8 Form of Maximum Anniversary Value Death Benefit Rider, filed electronically as Exhibit 4.8 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.9 Form of Enhanced Earnings Death Benefit Rider, filed electronically as Exhibit 4.9 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.10 Form of Enhanced Earnings Plus Death Benefit Rider, filed electronically as Exhibit 4.10 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.11 Form of Traditional IRA or SEP-IRA Annuity Endorsement (form 131061) filed electronically as Exhibit 4.11 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.12 Form of Roth IRA Annuity Endorsement (form 131062) filed electronically as Exhibit 4.12 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.13 Form of SIMPLE IRA Annuity Endorsement (form 131063) filed electronically as Exhibit 4.13 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.14 Form of Deferred Annuity Contract for non-qualified contracts (form 131041) filed electronically as Exhibit 4.14 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.15 Form of Deferred Annuity Contract for Retirement Advisor Advantage Plus (form 1043 A) filed electronically as Exhibit 4.15 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.16 Form of Deferred Annuity Contract for Retirement Advisor Select Plus (form 131041 A) filed electronically as Exhibit 4.16 to
         Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.17 Form of Deferred Annuity Contract for RiverSource Retirement Advisor 4 Advantage Variable Annuity (form 131101), filed electronically as
         Exhibit 4.17 to Post-Effective Amendment No. 40 to Registration Statement No. 333-79311, filed on or about June 5, 2006, is incorporated by reference.

4.18 Form of Deferred Annuity Contract for RiverSource Retirement Advisor 4 Select Variable Annuity (form 131102), filed electronically as
         Exhibit 4.18 to Post-Effective Amendment No. 40 to Registration Statement No. 333-79311, filed on or about June 5, 2006, is incorporated by reference.

4.19 Form of Deferred Annuity Contract for RiverSource Retirement Advisor 4 Access Variable Annuity (form 131103), filed electronically as
         Exhibit 4.19 to Post-Effective Amendment No. 40 to Registration Statement No. 333-79311, filed on or about June 5, 2006, is incorporated by reference.

4.20     Form of TSA Endorsement (form 131068), filed electronically as
         Exhibit 4.17 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.21 Form of Return of Purchase Payments Rider (form 131072), filed electronically as Exhibit 4.18 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.22 Form of Maximum Anniversary Value Death Benefit Rider (form 131031), filed electronically as Exhibit 4.19 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.23 Form of 5-Year Maximum Anniversary Value Death Benefit Rider (form 131071), filed electronically as Exhibit 4.20 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.24 Form of Enhanced Earnings Death Benefit Rider (form 131032 A), filed electronically as Exhibit 4.21 to Post-Effective Amendment No.21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.25 Form of Enhanced Earnings Plus Death Benefit Rider (form 131033 A), filed electronically as Exhibit 4.22 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.26 Form of 401 (a) Annuity Endorsement (form 131069), filed electronically as Exhibit 4.23 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.27     Form of Guarantee Period Accounts Rider filed electronically as
         Exhibit 4.24 to Post-Effective Amendment No. 25 to Registration Statement No. 333-79311, filed on or about June 2, 2004, is incorporated by reference.

4.28 Form of Guaranteed Minimum Withdrawal Benefit Rider (form 131034) filed electronically as Exhibit 4.25 to Post-Effective Amendment No. 29 to Registration Statement No. 333-79311, filed on or about Oct. 21, 2004, is incorporated by reference.

4.29 Form of Guaranteed Minimum Accumulation Benefit Rider (GMAB) (form 131035) filed electronically as Exhibit 4.29 to Registrant's Post-Effective Amendment No. 39 to Registration Statement No. 333-79311 is incorporated by reference.

4.30 Form of Portfolio Navigator Model Portfolio Rider (form 131070C) filed electronically as Exhibit 4.30 to Registrant's Post-Effective Amendment No. 39 to Registration Statement No. 333-79311 is incorporated by reference.

4.31 Form of Guaranteed Minimum Lifetime Withdrawal Benefit Rider (Withdrawal Benefit for Life), filed electronically as Exhibit 4.31 to Post-Effective Amendment No. 40 to Registration Statement No. 333-79311, filed on or about June 5, 2006, is incorporated by reference.

4.32 Copy of Company name change endorsement (form 131115) for RiverSource Life Insurance Company is filed electronically herewith.

5. Form of Variable Annuity Application (form 31063), filed electronically as Exhibit 5 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

6.1 Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2 Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated by reference.

6.3 Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated by reference.

7.       Not applicable.

8.1 Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h) (1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.2 Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h) (20) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777is incorporated herein by reference.

8.3 Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.4 Copy of Amended and Restated Participation Agreement dated June 19, 2006, by and among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc., Calvert Distributors, Inc. and IDS Life Insurance Company filed electronically as Exhibit 27(h)(4) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.5 Copy of Fund Participation Agreement dated May 1, 2006 among American Enterprise Life Insurance Company, IDS Life Insurance Company, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 27(h) (22) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.6 Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. is filed electronically herewith as Exhibit 8.6 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311.

8.7 Copy of Fund Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, The Dreyfus Corporation, Dreyfus Variable Investment Fund, and Dreyfus Investment Portfolios is filed electronically herewith as
         Exhibit 8.7 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311.

8.8 Copy of Participation Agreement dated May 1, 2006, among Eaton Vance Variable Trust, Eaton Vance Distributors, Inc. and IDS Life Insurance Company is filed electronically herewith as Exhibit 8.8 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311.

8.9 Copy of Evergreen Variable Annuity Trust Amended and Restated Participation Agreement dated June 1, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company and Evergreen Variable Annuity Trust filed electronically as Exhibit 27(h) (6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.10 Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit 8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.11 Copy of Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.), dated August 1, 2005 filed electronically as Exhibit 8.7 to Registrant's Post-Effective Amendment No. 39 to Registration Statement No. 333-79311 is incorporated by reference.

8.12 Copy of Amended and Restated Participation Agreement dated June 9, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27(h)(24) to Post Effective Amendment No.28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.13 Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and Janus Apsen Series filed electronically as
         Exhibit 27(h)(12) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.14 Copy of Participation Agreement by and among IDS Life Insurance Company, Lazard Asset Management and Lazard Retirement Series, Inc., dated September 1, 1999, filed as Exhibit 8.11 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.15 Copy of Amended and Restated Participation Agreement dated September 1, 2006, by and among IDS Life Insurance Company, Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Variable Series Fund, Inc.), Legg Mason Partners Variable Portfolios II, Inc. (formerly Greenwich Street Series Fund, formerly Smith Barney Series Fund, formerly Smith Barney Shearson Series Fund, formerly Shearson Series Fund), Legg Mason Partners Variable Portfolios III, Inc. (formerly Travelers Series Fund Inc., formerly Smith Barney Travelers Series Fund Inc.) and Legg Mason Investor Services, LLC is filed electronically herewith as Exhibit 8.15 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311.

8.16 Copy of Participation Agreement Among MFS Variable Insurance Trust, IDS Life Insurance Company and Massachusetts Financial Services Company, dated March 1, 2000, filed as Exhibit 8.12 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.17 Copy of Fund Participation Agreement dated March 2, 2006, by and between Neuberger Berman Advisers Management Trust, Neuberger Berman Management, Inc. and IDS Life Insurance Company is filed electronically herewith as Exhibit 8.17 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311.

8.18 Copy of Participation Agreement by and among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and IDS Life Insurance Company, dated Jan. 12, 2004 filed electronically as Exhibit 8.21 to Post-Effective Amendment No. 24 to Registration Statement No. 333-79311, is incorporated by reference.

8.19     Copy of Participation Agreement dated March 1, 2006, among IDS
         Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC is filed electronically herewith as
         Exhibit 8.19 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311.

8.20 Copy of Amended and Restated Fund Participation Agreement dated September 1, 2006, among Pioneer Variable Contracts Trust, IDS Life Insurance Company, Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc. filed electronically as Exhibit 27(h)(15) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.21 Copy of Participation Agreement by and among IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated March 1, 1996, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.22 Form of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as
         Exhibit 27(h) (23) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.23 Copy of Participation Agreement by and among Royce Capital Fund and Royce & Associates, Inc. and IDS Life Insurance Company, dated September 1, 1999, filed as Exhibit 8.5 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.24 Copy of Amended and Restated Participation Agreement dated May 1, 2006, among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc., Morgan Stanley Distribution, Inc., American Enterprise Life Insurance Company and IDS Life Insurance Company is filed electronically herewith as Exhibit 8.24 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311.

8.25 Copy of Amended and Restated Participation Agreement dated October 12, 2006, by and among Third Avenue Variable Series Trust, Third Avenue Management LLC, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 27(h)(18) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.26     Copy of Amended and Restated Participation Agreement dated May 1,
         2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Enterprise Life Insurance
         Company and IDS Life Insurance Company is filed electronically herewith as Exhibit 8.26 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311.

8.27 Copy of Participation Agreement by and among Wanger Advisors Trust and Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company dated August 30, 1999 filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.28 Copy of Participation Agreement by and among Wells Fargo Variable Trust and IDS Life Insurance Company and Stephens Inc. dated May 1, 2000 filed electronically as Exhibit 8.18(a) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

9. Opinion of counsel and consent to its use as the legality of the securities being registered is filed electronically herewith.

10. Consent of Independent Registered Public Accounting Firm is filed electronically herewith.

11.      None

12.      Not applicable.

13. Power of Attorney to sign Amendment to this Registration Statement, dated Jan. 2, 2007 is filed electronically herewith.

14.      Not applicable.

Item 25. Directors and Officers of the Depositor (RiverSource Life Insurance
----------------------------------------------------------------------------
Company (previously IDS Life Insurance Company)
----------------------------------------------

Name                    Principal Business Address*    Position and Offices with Depositor
------------------------------------------------------ ----------------------------------------
Neysa M. Alecu                                         Anti-Money Laundering Officer

Gumer C. Alvero                                        Director and Executive Vice President
                                                       - Annuities

Timothy V. Bechtold                                    Director and President

Kent M. Bergene                                        Vice President - Affiliated Investments

Walter S. Berman                                       Vice President and Treasurer

Richard N. Bush                                        Senior Vice President - Corporate Tax

Pat H. Carey                                           Vice President-Fund Relations

Charles R. Caswell                                     Reinsurance Officer

Jim Hamalainen                                         Vice President - Investments

Timothy J. Masek                                       Vice President - Investments

Michelle M. Keeley                                     Vice President - Investments

Brian J. McGrane                                       Director, Executive Vice President
                                                       and Chief Financial Officer

Thomas R. Moore                                        Secretary

Thomas W. Murphy                                       Vice President - Investments

Benji Orr                                              Deputy Anti-Money Laundering Officer

Kevin E. Palmer                                        Director, Vice President and Chief Actuary

Julie A. Ruether                                       Chief Compliance Officer - Separate Accounts
                                                       and Assistant Secretary

Mark E. Schwarzmann                                    Director, Chairman of the Board
                                                       and Chief Executive Officer

Heather M. Somers                                      Assistant General Counsel and Assistant Secretary

Bridget M. Sperl                                       Executive Vice President - Client
                                                       Service

David K. Stewart                                       Vice President and Controller

* Unless otherwise noted, the business address is 70100 Amerprise Financial Center,
  Minneapolis, MN 55474.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)

The following list includes the names of major subsidiaries of Ameriprise Financial, Inc.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

Ameriprise Financial Services Inc.                                                        Delaware
            American Express Financial Advisors Japan Inc.                                Delaware
            American Express Management Company S.A.                                      Luxembourg
Ameriprise Trust Company                                                                  Minnesota
IDS Life Insurance Company                                                                Minnesota
            IDS REO 1, LLC                                                                Minnesota
            IDS REO 2, LLC                                                                Minnesota
            American Partners Life Insurance Company                                      Arizona
            IDS Life Insurance Company of New York                                        New York
            American Enterprise Life Insurance Company                                    Indiana
                       American Enterprise REO 1, LLC                                     Minnesota
            American Centurion Life Assurance Company                                     New York
            RiverSource Tax Advantaged Investments, Inc.                                  Delaware
                       AEXP Affordable Housing Portfolio LLC                              Delaware
Ameriprise Certificate Company                                                            Delaware
            Investors Syndicate Development Corp.                                         Nevada
            American Express International Deposit Company                                Cayman Islands
American Express Insurance Agency of Alabama Inc.                                         Alabama
American Express Insurance Agency of Arizona Inc.                                         Arizona
American Express Insurance Agency of Idaho Inc.                                           Idaho
American Express Insurance Agency of Indiana Inc.                                         Indiana
American Express Insurance Agency of Massachusetts Inc.                                   Massachusetts
American Express Insurance Agency of New Mexico Inc.                                      New Mexico
American Express Insurance Agency of Texas Inc.                                           Texas
IDS Insurance Agency of Utah Inc.                                                         Utah
American Express Insurance Agency of Wyoming Inc.                                         Wyoming
American Express Insurance Agency of Maryland Inc.                                        Maryland
American Express Insurance Agency of Oklahoma Inc.                                        Oklahoma
American Express Insurance Agency of Nevada Inc.                                          Nevada
RiverSource Investments LLC                                                               Minnesota
            Advisory Capital Strategies Group Inc.                                        Minnesota
            American Express Asset Management International (Japan) Inc.                  Japan
                       Advisory Capital Partners LLC                                      Delaware
                       Advisory Select LLC                                                Delaware
                       Boston Equity General Partner LLC                                  Delaware
                       Advisory Quantitative Equity (General Partner) LLC                 Delaware
                       Advisory Credit Opportunities GP LLC                               Delaware
                       Advisory European (General Partner) Inc.                           Cayman Islands
                       Advisory Convertible Arbitrage LLC                                 Delaware
            Kenwood Capital Management LLC (51.1% owned)                                  Delaware
            IDS Capital Holdings Inc.                                                     Minnesota
American Express Asset Management International Inc.                                      Delaware
American Express Asset Management Ltd.                                                    England
IDS Management Corporation                                                                Minnesota
            IDS Partnership Services Corporation                                          Minnesota
            IDS Cable Corporation                                                         Minnesota
            IDS Futures Corporation                                                       Minnesota
            IDS Realty Corporation                                                        Minnesota
            IDS Cable II Corporation                                                      Minnesota

IDS Property Casualty Insurance Company                                                   Wisconsin
            Amex Assurance Company                                                        Illinois
            Ameriprise Auto & Home Insurance Agency, Inc.                                 Wisconsin
American Enterprise Investment Services Inc.                                              Minnesota
American Express Property Casualty Insurance Agency of Kentucky Inc.                      Kentucky
RiverSource Service Corporation                                                           Minnesota
American Express Property Casualty Insurance Agency of Maryland Inc.                      Maryland
American Express Property Casualty Insurance Agency of Mississippi Inc.                   Mississippi
American Express Property Casualty Insurance Agency of Pennsylvania Inc.                  Pennsylvania
AEFA (Jersey) Limited                                                                     Jersey, Channel Islands
Channel Islands
Securities America Financial Corporation                                                  Nebraska
            Realty Assets, Inc.                                                           Nebraska
            Securities America Advisors, Inc.                                             Nebraska
            Securities America, Inc.                                                      Nebraska
American Express Asset Management (Australia) Limited                                     Australia
Threadneedle Asset Management Holdings Ltd.                                               England
            Threadneedle Investments (Channel Islands) Ltd.                               Jersey, Channel Islands
Channel Islands
            Threadneedle Asset Management Ltd.                                            England
            Threadneedle Portfolio Services Ltd.                                          England
            Threadneedle Postfolio Managers Ltd.                                          England
            Threadneedle Investment Services Ltd.                                         England
            Threadneedle Asset Management (Nominees) Ltd.                                 England
            Threadneedle Investment Services GMbH                                         Germany
            Threadneedle Investment Advisors Ltd.                                         England
            Threadneedle International Fund Management Ltd.                               England
            MM Asset Management Ltd.                                                      England
            Eagle Star ISA Manager Ltd.                                                   England
            Eagle Star Unit Managers Ltd.                                                 England
            ADT Nominees Ltd.                                                             England
            Threadneedle International Ltd.                                               England
            Threadneedle Management Services Ltd.                                         England
                       Threadneedle Rural Property Services Ltd.                          England
                       Threadneedle Property Services Ltd.                                England
            Threadneedle Pensions Ltd.                                                    England
            Threadneedle Property GP Holdings Ltd.                                        England
            Threadneedle Property Investments Ltd.                                        England
                       Sackville TCI Property (GP) Ltd.                                   England
                       Sackville TCI Property Nominee (1) Ltd.                            England
                       Sackville TCI Property Nominee (2) Ltd.                            England
                       Sackville Property (GP) Ltd.                                       England
                       Sackville Tandem Property (GP) Ltd.                                England
                                  Sackville Tandem Property Nominee Ltd.                  England
                       Sackville TPEN Property (GP) Ltd.                                  England
                                  Sackville TPEN Property Nominee Ltd.                    England
                                  Sackville TPEN Property Nominee (2) Ltd.                England
                       Sackville TSP Property (GP) Ltd.                                   England
                                  Sackville TSP Property Nominee Ltd.                     England
                       JDM3                                                               California
            Cornbrash Park Management Company Ltd.                                        England
            Highcross (Slough) Management Ltd.                                            England
            Threadneedle Financial Services Ltd.                                          England
            Threadneedle Pension Trustees Ltd.                                            England
Sloan Financial Group                                                                     North Carolina
Ameriprise Insurance Company                                                              Wisconsin
RiverSource Distributors, Inc.                                                            Delaware
Ameriprise India Private Limited                                                          India

Item 27. Number of Contract owners

         As of Oct. 31, 2006, there were 193,384 non-qualified contract owners and 328,212 qualified contract owners.

Item 28. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter RiverSource Distributors Inc.

(a) RiverSource Distributors Inc. is the principal underwriter, depositor or sponsor for RiverSource Variable Annuity Account 1; RiverSource Account F; RiverSource Variable Annuity Fund A; RiverSource Variable Annuity Fund B; RiverSource Variable Account 10; RiverSource Account SBS; RiverSource MVA Account; RiverSource Account MGA; RiverSource Variable Life Separate Account; RiverSource Variable Life Account; RiverSource Account for Smith Barney; RiverSource of New York Variable Annuity Account 1; RiverSource of New York Variable Annuity Account 2; RiverSource of New York Account 4; RiverSource of New York Account 7; RiverSource of New York Account 8; RiverSource of New York Variable Annuity Account; RiverSource of New York Account SBSRiverSource California Tax-Exempt Trust; RiverSource Bond Series, Inc.; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Retirement Series Trust; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust, Inc.; RiverSource Strategic Allocation Series, Inc.; RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc.; RiverSource Tax-Exempt Series, Inc.; Ameriprise Certificate Company.

(b)  As to each director, officer, or partner of the principal underwriter:

     Name and Principal Business Address*  Position and Offices with Underwriter
     ------------------------------------  -------------------------------------
     Neysa M. Alecu                        Anti-Money Laundering Officer

     Gumer C. Alvero                       Director

     Timothy V. Bechtold                   Director

     Paul J. Dolan                         Chief Operating Officer,
                                           Chief Administrative Officer

     Jeffrey P. Fox                        Chief Financial Officer
                                           and Treasurer

     Martin T. Griffin                     President-Outside Distribution

     Jeffrey McGregor                      President-Inside Distribution

     Thomas R. Moore                       Secretary

     Benji Orr                             Deputy Anti-Money Laundering
                                           Officer

     Scott R. Plummer                      Chief Counsel

     Julie A. Ruether                      Chief Compliance Officer

     Mark E. Schwarzmann                   Director, President and
                                           Chief Executive Officer

     William F. Truscott                   Director


* Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

(c) IDS Life Insurance Company, the principal underwriter during Registrant's last fiscal year, was paid the following commissions:

         NAME OF                 NET UNDERWRITING
         PRINCIPAL                DISCOUNTS AND     COMPENSATION ON       BROKERAGE
         UNDERWRITER               COMMISSIONS         REDEMPTION        COMMISSIONS      COMPENSATION
         -----------               -----------         ----------        -----------      ------------
         IDS Life Insurance        $96,912,450            None               None              None
         Company

Item 30. Location of Accounts and Records

         RiverSource Life Insurance Company
         (previously IDS Life Insurance Company)
         70100 Ameriprise Financial Center
         Minneapolis, MN 55474

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28,
         1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company (previously IDS Life Insurance Company), on behalf of the Registrant, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to its Registration Statement and has caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 2nd day of January, 2007.

                                    RIVERSOURCE VARIABLE ACCOUNT 10
                                    (PREVIOUSLY IDS LIFE VARIABLE ANNUITY
                                    ACCOUNT 10)
                                    ---------------------------------------
                                                 (Registrant)

                                    By RiverSource Life Insurance Company
                                    (previously IDS Life Insurance Company)
                                    ---------------------------------------
                                                   (Sponsor)

                                    By /s/  Timothy V. Bechtold*
                                      ----------------------------------
                                            Timothy V. Bechtold
                                            President

As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 2nd day of January, 2007.

/s/  Gumer C. Alvero*                         Director and Executive Vice
------------------------------------          President - Annuities
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                     Director and President
------------------------------------
     Timothy V. Bechtold

/s/  Arthur H. Berman*                        Director and Executive Vice
------------------------------------          President - Finance
     Arthur H. Berman                         (Principal Financial Officer)

/s/  Brian J. McGrane*                        Director, Executive
------------------------------------          Vice President and
     Brian J. McGrane                         Chief Financial Officer

/s/  Kevin E. Palmer*                         Director, Vice President and
-----------------------------------           Chief Actuary
     Kevin E. Palmer

/s/  Mark E. Schwarzmann*                     Chairman of the Board and
------------------------------------          Chief Executive Officer
     Mark E. Schwarzmann                      (Chief Executive Officer)

/s/  Bridget M. Sperl*                        Executive Vice President -
------------------------------------          Client Services
     Bridget M. Sperl

/s/  David K. Stewart*                        Vice President and Controller
------------------------------------          (Principal Accounting Officer)
     David K. Stewart

* Signed pursuant to Power of Attorney dated Jan. 2, 2007 filed electronically herewith as Exhibit 13. to Registrant's Post-Effective Amendment No. 41 to Registration Statement No. 333-79311, by:

/s/  Mary Ellyn Minenko
-----------------------
     Mary Ellyn Minenko
     Assistant General Counsel

      CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 41 TO REGISTRATION STATEMENT

This Post-Effective Amendment is comprised of the following papers and documents:

The Cover Page.

Part A.

     The Prospectus for:

        RiverSource Retirement Advisor 4 Advantage(SM) Variable Annuity RiverSource Retirement Advisor 4 Select(SM) Variable Annuity RiverSource Retirement Advisor 4 Access(SM) Variable Annuity

Part B.

        Statement of Additional Information
        Financial Statements

Part C.

     Other Information.

     The signatures.